UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: June 30, 2010
Date of reporting period: December 31, 2010

ITEM 1.	REPORT TO SHAREHOLDERS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
•	Wells Fargo Advantage California Limited-Term Tax-Free Fund

•	Wells Fargo Advantage California Tax-Free Fund

•	Wells Fargo Advantage Colorado Tax-Free Fund

•	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

•	Wells Fargo Advantage Minnesota Tax-Free Fun

•	Wells Fargo Advantage Municipal Bond Fund

•	Wells Fargo Advantage Short-Term Municipal Bond Fund

•	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

•	Wells Fargo Advantage Wisconsin Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery
The views expressed are as of December 31, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Municipal Income Funds.
NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

WELLS FARGO
      INVESTMENT HISTORY
1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.
Wells Fargo Advantage Funds®
Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.
Strength
Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.
Expertise
Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.
Partnership
Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.
Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit www.wellsfargo.com/advantagefunds. Read it carefully before investing.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE
Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of December 31, 2010.

Equity Funds

Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund

Bond Funds

Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund

Asset Allocation Funds

Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†

Money Market Funds

100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Variable Trust Funds[1]

VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.
Not part of the semi-annual report.

2 Wells Fargo Advantage Municipal Income Funds	Letter to Shareholders
Karla M. Rabusch,
President
Wells Fargo Advantage Funds
The recent six-month period had two distinct halves; for the first three months, the municipal bond market performed well as yields continued to decline and prices appreciated. However, those trends reversed in the last three months of the period, particularly in November and December, as municipal bond yields shifted sharply higher and prices declined.
Dear Valued Shareholder,
We are pleased to provide you with this semiannual report for the Wells Fargo Advantage Municipal Income Funds that covers the six-month period that ended December 31, 2010. The recent six-month period had two distinct halves; for the first three months, the municipal bond market performed well as yields continued to decline and prices appreciated. However, those trends reversed in the last three months of the period, particularly in November and December, as municipal bond yields shifted sharply higher and prices declined. The net culmination was a slightly negative return in the broad municipal bond market for the six-month period, divided between strong positive performance in the third quarter (first three months) and a market sell-off and negative performance in the fourth quarter (last three months).
Growing economic optimism was tempered by fiscal budget concerns.
U.S. Treasuries continued to rally for the first three months of the six-month period, pulling yields lower in nearly all corners of the fixed-income market, including municipal bonds. However, those trends reversed in November, as lingering sentiments over tepid economic growth and low inflation appeared to relent to growing economic optimism and increasing inflation expectations. The result was a shift higher in Treasury yields as security valuations declined in response to investor demands for higher levels of yield. A similar phenomenon played out in the municipal bond market, as concerns over state and local fiscal conditions materialized in the form of declining bond prices and higher yields.
The Fed launched a second round of quantitative easing in November.
In early November, the Federal Reserve (the Fed) formally announced the launch of its second quantitative easing program, dubbed QE2. The program intends to build federal reserves and keep long-term yields relatively low by purchasing another $600 billion in U.S. Treasuries over an eight-month period from November 2010 through June 2011, at a pace of $75 billion per month. This program represents the second major installation of quantitative easing implemented since the credit crisis of 2008 and seeks to spur lending and economic growth. Part of the restraint on the economy is the fact that private lending has recently contracted and remained constrained during the period. Despite the massive scale of these programs, so far, quantitative easing has not resulted in significant credit expansion, monetary supply expansion, or increased inflation. When and if those effects begin to take hold, the Fed will likely begin to draw down its reserves by selling U.S. Treasuries back to the market. Before the program was officially announced, U.S. Treasuries rallied through October, driving already low nominal yields even lower. However, once QE2 commenced in November, U.S. Treasury yields began to rise again, apparently on the conviction that growth may take hold and that inflation may begin to move higher in upcoming quarters. This effect influenced yields to move higher in several fixed-income classes, including municipal bonds.

Letter to Shareholders	Wells Fargo Advantage Municipal Income Funds 3
Higher-quality municipal bonds performed the best during the period.
From July through August, municipal bonds rallied, as the Barclays Capital Municipal Bond Index1 returned more than 3% during the first three months of the period. However, risk aversion at the state and local government level returned in October, resulting in some negative returns from the AAA-rated, AA-rated, and A-rated2 credit tiers. As the period continued, lower-quality municipal bonds began to give back much of their gains from the first three months, resulting in the A-rated and BBB-rated credit tiers underperforming the higher-grade credit tiers. This culminated in November, as a yield reversal manifested in the municipal bond market. Consequently, the Barclays Capital Municipal Bond Index declined by around 2% in the month of November and again in the month of December. The lowest-quality credit tiers declined the most during these months, as the BBB-rated tier declined by more than 6%. By the end of the period, the AAA-rated credit tier finished with the highest six-month performance (-0.28%), while the BBB-rated credit tier had the lowest (-1.45%). The Barclays Capital Municipal Bond Index finished the period with a return of -0.90%, after returning 3.40% in the third quarter of 2010. By comparison, the Barclays Capital U.S. Treasury Index3 returned 0.01% during the period, after returning 2.73% in the third quarter. Thus, a promising third quarter ended with a broad decline in fixed-income prices in the fourth quarter, erasing net gains for the six-month period in several investment-grade fixed-income asset classes, including municipal bonds.
Growth and inflation expectations appeared to shift late in the period.
For much of the period, growth expectations remained constrained while a handful of inflation measures lingered at some of their lowest levels on record. These conditions helped support the U.S. Treasury rally in the early half of the period; however, as growth expectations seemed to improve in November, investors appeared to look toward the next phase of the economic cycle and shifted out of some fixed-income asset classes in search of securities with higher levels of income. This included a broad portion of the investment-grade municipal bond market, which was already slogging through some fiscal budget concerns. Consequently, the municipal bond market went through its first significant reversal in more than a year, unwinding some nice returns from the third quarter of 2010. Looking forward, budget concerns will still be quite relevant as state and local municipalities sort through fiscal challenges. While we cannot say definitively what near-term performance will look like going forward, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk.
While we cannot say definitively what near-term performance will look like going forward, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk.

1.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
2.	The ratings indicated are from Standard & Poor’s and/or Moody’s Investors Service. Credit Quality Ratings: Credit quality ratings apply to corporate and municipal bond issues. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories.
3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4 Wells Fargo Advantage Municipal Income Funds	Letter to Shareholders
Although heightened volatility may be uncomfortable to experience in the short term, it often leads to unique opportunities to add relative value for investors with long-term investment horizons.
Active management and credit analysis will drive fund construction and performance.
In this environment, we believe that fundamental credit analysis, issue selection, and yield-curve positioning will be the key components of portfolio construction and the primary drivers of relative performance. At Wells Fargo Advantage Funds®, we intend to continue assessing relative-value opportunities throughout the municipal bond market and across our broad lineup of municipal funds.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our website at wellsfargo.com/advantagefunds.
Sincerely,

Karla M. Rabusch
President
Wells Fargo Advantage Funds

This page is intentionally left blank.

6 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage California Limited-Term Tax-Free Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Stephen Galiani
Adrian Van Poppel
FUND INCEPTION
November 18, 1992

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.
2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 7
Wells Fargo Advantage California Limited-Term Tax-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (SFCIX)	11/18/1992	(2.54)	(0.79)	2.68	2.98	0.51	2.24	3.30	3.29	0.86%	0.81%
Class C (SFCCX)	8/30/2002	(0.77)	0.47	2.55	2.49	0.23	1.47	2.55	2.49	1.61%	1.56%
Administrator Class (SCTIX)	9/6/1996					0.70	2.46	3.57	3.55	0.80%	0.61%
Barclays Capital 3-Year Municipal Bond Index[6]						0.30	1.81	4.22	3.96
Barclays Capital 3-Year California Municipal Bond Index[7]						0.16	2.02	4.26	N/A

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, then interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, California and Puerto Rico Municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Performance shown for Class C shares prior to its inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through October 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain Fund’s contractual expense cap for Class A shares at 0.80%, Class C shares at 1.55% and Administrator Class shares at 0.60%, excluding acquiring fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital 3-Year Municipal Bond Index is the 3-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital 3-Year California Municipal Bond Index is the 3-year California component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

8 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage California Tax-Free Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax and California individual income tax.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Stephen Galiani
Adrian Van Poppel
FUND INCEPTION
October 6, 1988

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (—) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 9
Wells Fargo Advantage California Tax-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]

Class A (SCTAX)	10/6/1988	(5.45)	(2.57)	2.03	3.57	(1.03)	2.03	2.97	4.05	0.85%	0.75%
Class B** (SGCBX)	12/15/1997	(6.43)	(3.78)	1.85	3.49	(1.43)	1.22	2.22	3.49	1.60%	1.50%
Class C (SCTCX)	7/1/1993	(2.44)	0.22	2.18	3.24	(1.44)	1.22	2.18	3.24	1.60%	1.50%
Administrator Class (SGCAX)	12/15/1997					(0.92)	2.17	3.21	4.29	0.79%	0.55%
Barclays Capital Municipal Bond Index[5]						(0.90)	2.38	4.09	4.83
Barclays Capital California Municipal Bond Index[6]						(1.14)	2.97	3.66	4.64

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

4.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense cap at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares and 0.55% for Administrator Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

5.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

6.	The Barclays Capital California Municipal Bond Index is the California component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

10 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage Colorado Tax-Free Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax and Colorado individual income tax.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Stephen Galiani
Adrian Van Poppel
FUND INCEPTION
June 1, 1993

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 11
Wells Fargo Advantage Colorado Tax-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (NWCOX)	6/1/1993	(5.98)	(3.53)	1.84	3.59	(1.55)	1.02	2.78	4.07	0.91%	0.87%
Class B** (NWCBX)	8/2/1993	(6.92)	(4.73)	1.65	3.53	(1.92)	0.27	2.02	3.53	1.66%	1.62%
Class C (WCOTX)	3/31/2008	(3.02)	(0.84)	1.97	3.02	(2.02)	0.16	1.97	3.02	1.66%	1.62%
Administrator Class (NCOTX)	8/23/1993					(1.43)	1.27	3.04	4.28	0.85%	0.62%
Barclays Capital Municipal Bond Index[6]						(0.90)	2.38	4.09	4.83
Barclays Capital Colorado Municipal Bond Index[7]						(0.84)	2.78	4.18	4.94

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Performance shown for Class C shares prior to its inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through October 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense cap at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares and 0.60% for Administrator Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital Colorado Municipal Bond Index is the Colorado component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

12 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Robert J. Miller
FUND INCEPTION
July 31, 2001

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 13
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

	Inception	Including Sales Charge			Life of	Excluding Sales Charge			Life of	Expense Ratios[4]
	Date	6 Months*	1 Year	5 Year	Fund	6 Months*	1 Year	5 Year	Fund	Gross	Net[5]
Class A (WFTAX)	7/31/2007	(2.38)	0.28	3.37	4.56	0.64	3.38	4.00	4.89	0.84%	0.70%
Class C (WFTFX)	7/31/2007	(0.74)	1.61	3.24	4.12	0.26	2.61	3.24	4.12	1.59%	1.45%
Administrator Class (WFITX)	3/31/2008					0.69	3.49	4.08	4.98	0.78%	0.60%
Institutional Class (WITIX)	3/31/2008					0.69	3.67	4.18	5.10	0.51%	0.42%
Investor Class (SIMBX)	7/31/2001					0.63	3.34	3.97	5.00	0.87%	0.73%
Barclays Capital Municipal Bond 1-15 Year Blend Index [6]						0.11	2.97	4.55	4.60

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Performance shown for Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Performance shown for Class A shares prior to its inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares except during those periods in which expenses of Class A shares would have been lower than those of the Investor Class no such adjustment is reflected). Performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense cap at 0.70% for Class A shares, 1.45% for Class C shares, 0.60% for Administrator Class shares, 0.42% for Institutional Class shares and 0.73% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital Municipal Bond 1-15 year Blend Index is the 1-15 Year Blend component of the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. You cannot invest directly in an index.

14 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage Minnesota Tax-Free Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
INVESMTENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Wendy Casetta
Adrian Van Poppel
FUND INCEPTION
January 12, 1988

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 15
Wells Fargo Advantage Minnesota Tax-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (NMTFX)	1/12/1988	(5.38)	(2.70)	2.49	3.81	(0.92)	1.88	3.43	4.29	0.90%	0.87%
Class B** (NWMBX)	8/6/1993	(6.30)	(3.88)	2.30	3.75	(1.30)	1.12	2.66	3.75	1.65%	1.62%
Class C (WMTCX)	4/8/2005	(2.30)	0.12	2.66	3.51	(1.30)	1.12	2.66	3.51	1.65%	1.62%
Administrator Class (NWMIX)	8/2/1993					(0.80)	2.13	3.69	4.50	0.84%	0.62%
Barclays Capital Municipal Bond Index[6]						(0.90)	2.38	4.09	4.83
Barclays Capital Minnesota Municipal Bond Index[7]						(0.44)	2.75	4.48	4.91

*	Returns for periods of less than one year are not annualized.
** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to Minnesota municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Performance shown for Class C shares prior to its inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Effective July 18, 2008, Class Z was renamed Administrator Class and modified to assume the features and attributes of the Administrator Class.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through October 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense cap at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares and 0.60% for Administrator Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital Minnesota Municipal Bond Index is the Minnesota component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

16 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage Municipal Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Robert J. Miller
FUND INCEPTION
October 23, 1986

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself.Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 17
Wells Fargo Advantage Municipal Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (WMFAX)	4/8/2005	(4.73)	(1.02)	3.27	4.92	(0.22)	3.64	4.23	5.40	0.84%	0.75%
Class B** (WMFBX)	4/8/2005	(5.49)	(2.02)	3.13	4.88	(0.49)	2.98	3.48	4.88	1.59%	1.50%
Class C (WMFCX)	4/8/2005	(1.60)	1.87	3.45	4.64	(0.60)	2.87	3.45	4.64	1.59%	1.50%
Administrator Class (WMFDX)	4/8/2005					0.07	3.91	4.50	5.58	0.78%	0.60%
Institutional Class (WMBIX)	3/31/2008					(0.07)	4.03	4.43	5.52	0.51%	0.50%
Investor Class (SXFIX)	10/23/1986					(0.24)	3.60	4.23	5.42	0.87%	0.78%
Barclays Capital Municipal Bond Index[6]						(0.90)	2.38	4.09	4.83

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Performance shown for Class A, Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares. Performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense cap at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, 0.60% for Administrator Class shares, 0.50% for Institutional Class shares and 0.78% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

18 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage Short-Term Municipal Bond Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax consistent with capital preservation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Wendy Casetta
Lyle J. Fitterer, CFA, CPA
FUND INCEPTION
December 31, 1991

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 19
Wells Fargo Advantage Short-Term Municipal Bond Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (WSMAX)	7/18/2008	(1.84)	(0.44)	3.17	3.60	1.20	2.64	3.80	3.91	0.81%	0.61%
Class C (WSSCX)	1/31/2003	(0.28)	0.87	2.95	2.88	0.72	1.87	2.95	2.88	1.56%	1.36%
Administrator Class (WSTMX)	7/30/2010					1.19	2.64	3.73	3.77	0.75%	0.61%
Institutional Class (WSBIX)	3/31/2008					1.30	2.85	3.94	3.98	0.48%	0.41%
Investor Class (STSMX)	12/31/1991					1.08	2.60	3.78	3.90	0.84%	0.64%
Barclays Capital Composite 1- and 3-Year Municipal Bond Index[6]						0.30	1.49	3.79	3.51

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the period shown. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Performance shown for Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Performance shown for Class A and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s contractual expense cap at 0.60% for Class A shares, 1.35% for Class C shares, 0.60% for Administrator Class shares, 0.40% for Institutional Class shares and 0.63% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital 1- and 3-Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays Capital 1-Year Municipal Bond Index (the 1-2 year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax exempt bonds with a minimum credit rating of Baa), and 50% in the Barclays Capital 3-Year Municipal Bond Index (the 2-4 year component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

20 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax consistent with capital preservation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Wendy Casetta
Lyle J. Fitterer, CFA, CPA
FUND INCEPTION
November 30, 1995

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 21
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]

Class A (SMAVX)	10/2/2000	(1.39)	(0.82)	2.90	2.38	0.62	1.20	3.32	2.59	0.76%	0.67%
Class C (WFUSX)	3/31/2008	(0.75)	(0.55)	2.55	2.02	0.25	0.45	2.55	2.02	1.51%	1.42%
Administrator Class (WUSMX)	7/30/2010					0.65	1.28	3.49	2.91	0.70%	0.60%
Institutional Class (SMAIX)	7/31/2000					0.78	1.51	3.70	3.12	0.43%	0.37%
Investor Class (SMUAX)	11/30/1995					0.61	1.16	3.34	2.77	0.79%	0.70%
Barclays Capital 1-Year Municipal Bond Index[6]						0.30	1.17	3.35	3.06

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, high-yield securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

3.	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from October 2, 2000 through June 19, 2008 includes Advisor Class expenses. Performance shown for Class C shares prior to its inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through October 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense cap at 0.67% for Class A shares, 1.42% for Class C shares, 0.60% for Administrator Class shares, 0.37% for Institutional Class shares and 0.70% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital 1-Year Municipal Bond Index is the 1-year component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

22 Wells Fargo Advantage Municipal Income Funds	Performance Highlights
Wells Fargo Advantage Wisconsin Tax-Free Fund
INVESTMENT OBJECTIVE
The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Thomas Stoeckmann
FUND INCEPTION
April 6, 2001

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Standard and Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term US tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights	Wells Fargo Advantage Municipal Income Funds 23
Wells Fargo Advantage Wisconsin Tax-Free Fund (continued)
AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF DECEMBER 31, 2010)

		Including Sales Charge				Excluding Sales Charge
	Inception				Life of				Life of	Expense Ratios[4]
	Date	6 Months*	1 Year	5 Year	Fund	6 Months*	1 Year	5 Year	Fund	Gross	Net[5]
Class A (WWTFX)	3/31/2008	(4.42)	(1.99)	2.86	4.13	0.06	2.65	3.81	4.62	0.92%	0.70%
Class C (WWTCX)	12/26/2002	(1.34)	0.84	3.01	3.83	(0.34)	1.84	3.01	3.83	1.67%	1.49%
Investor Class (SWFRX)	4/6/2001					0.04	2.60	3.78	4.83	0.95%	0.73%
Barclays Capital Municipal Bond Index[6]						(0.90)	2.38	4.09	4.74
Barclays Capital Wisconsin Municipal Bond Index[7]						(0.13)	2.72	4.77	5.16

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site — www.wellsfargo.com/advantagefunds.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, Wisconsin and Puerto Rico municipal securities risk, and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.
3.	Performance shown for Class A and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A and Class C shares.

4.	Reflects the expense ratio as stated in the November 1, 2010 prospectus.

5.	The investment adviser has contractually committed through October 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense cap at 0.70% for Class A shares, 1.49% for Class C shares and 0.73% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund’s returns would have been lower.

6.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

7.	The Barclays Capital Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Capital Municipal Bond Index. You cannot invest directly in an index.

24 Wells Fargo Advantage Municipal Income Funds	Fund Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period, from July 1, 2010 to December 31, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	07-01-2010	12-31-2010	the Period[1]	Expense Ratio
Wells Fargo Advantage California Limited-Term Tax-Free Fund

Class A
Actual	$1,000.00	$1,005.15	$4.09	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$4.12	0.80%

Class C
Actual	$1,000.00	$1,002.31	$7.91	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.58	$7.97	1.55%

Administrator Class
Actual	$1,000.00	$1,007.04	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$3.09	0.60%

Wells Fargo Advantage California Tax-Free Fund

Class A
Actual	$1,000.00	$989.69	$3.80	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	$3.86	0.75%

Class B
Actual	$1,000.00	$985.66	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.84	$7.71	1.50%

Class C
Actual	$1,000.00	$985.65	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.84	$7.71	1.50%

Administrator Class
Actual	$1,000.00	$990.77	$2.79	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.83	0.55%

Fund Expenses	Wells Fargo Advantage Municipal Income Funds 25

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	07-01-2010	12-31-2010	the Period[1]	Expense Ratio
Wells Fargo Advantage Colorado Tax-Free Fund

Class A
Actual	$1,000.00	$984.48	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$4.38	0.85%

Class B
Actual	$1,000.00	$980.80	$8.08	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.33	$8.22	1.60%

Class C
Actual	$1,000.00	$979.82	$8.07	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.33	$8.22	1.60%

Administrator Class
Actual	$1,000.00	$985.71	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$3.09	0.60%

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Class A
Actual	$1,000.00	$1,006.42	$3.58	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.61	0.70%

Class C
Actual	$1,000.00	$1,002.64	$7.40	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.09	$7.46	1.45%

Administrator Class
Actual	$1,000.00	$1,006.94	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$3.09	0.60%

Institutional Class
Actual	$1,000.00	$1,006.92	$2.15	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$2.17	0.42%

Investor Class
Actual	$1,000.00	$1,006.26	$3.73	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$3.76	0.73%

Wells Fargo Advantage Minnesota Tax-Free Fund

Class A
Actual	$1,000.00	$990.79	$4.31	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$4.38	0.85%

Class B
Actual	$1,000.00	$987.04	$8.10	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.33	$8.22	1.60%

Class C
Actual	$1,000.00	$987.04	$8.10	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.33	$8.22	1.60%

Administrator Class
Actual	$1,000.00	$992.03	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$3.09	0.60%

26 Wells Fargo Advantage Municipal Income Funds	Fund Expenses

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	07-01-2010	12-31-2010	the Period[1]	Expense Ratio

Wells Fargo Advantage Municipal Bond Fund

Class A
Actual	$1,000.00	$997.79	$3.87	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.91	0.76%

Class B
Actual	$1,000.00	$995.10	$7.68	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.78	$7.76	1.51%

Class C
Actual	$1,000.00	$994.03	$7.67	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.78	$7.76	1.51%

Administrator Class
Actual	$1,000.00	$1,000.67	$3.11	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$3.14	0.61%

Institutional Class
Actual	$1,000.00	$999.25	$2.39	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$2.42	0.47%

Investor Class
Actual	$1,000.00	$997.63	$4.02	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.45	$4.07	0.79%

Wells Fargo Advantage Short-Term Municipal Bond Fund

Class A
Actual	$1,000.00	$1,012.00	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$3.09	0.60%

Class C
Actual	$1,000.00	$1,007.17	$6.90	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.94	1.35%

Administrator Class
Actual	$1,000.00	$1,011.91	$3.08	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$3.09	0.60%

Institutional Class
Actual	$1,000.00	$1,013.03	$2.05	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$2.06	0.40%

Investor Class
Actual	$1,000.00	$1,010.82	$3.23	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$3.25	0.63%

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Class A
Actual	$1,000.00	$1,006.23	$3.42	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$3.45	0.67%

Class C
Actual	$1,000.00	$1,002.45	$7.25	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.24	$7.30	1.42%

Administrator Class
Actual	$1,000.00	$1,006.54	$3.07	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	$3.09	0.60%

Fund Expenses	Wells Fargo Advantage Municipal Income Funds 27

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	07-01-2010	12-31-2010	the Period[1]	Expense Ratio

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (Continued)

Institutional Class
Actual	$1,000.00	$1,007.76	$1.89	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.91	0.37%

Investor Class
Actual	$1,000.00	$1,006.07	$3.58	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.61	0.70%

Wells Fargo Advantage Wisconsin Tax-Free Fund

Class A
Actual	$1,000.00	$1,000.60	$3.57	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	$3.61	0.70%

Class C
Actual	$1,000.00	$996.61	$7.58	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.89	$7.66	1.49%

Investor Class
Actual	$1,000.00	$1,000.43	$3.72	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$3.76	0.73%

1.	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

28 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 98.42%

California: 93.76%
$305,000	ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Hospital Revenue)	4.25%	12/01/2016	$314,129
355,000	Adelanto CA School District Series A (GO — Local, NATL-RE Insured)	5.55	09/01/2011	357,815
610,000	Alameda Contra Costa CA Transit District FHR Computer System Project (Miscellaneous Revenue)	4.00	08/01/2012	620,638
1,000,000	Alameda County CA Corridor Transportation Authority (Transportation Revenue, NATL-RE Insured)	5.13	10/01/2014	1,006,990
550,000	Alameda County CA COP (Miscellaneous Revenue, AMBAC Insured)	5.63	12/01/2015	626,203
2,000,000	Alameda County CA COP Refunding Series A (Miscellaneous Revenue, NATL-RE Insured)	5.38	12/01/2014	2,071,680
1,435,000	Alameda County CA COP Refunding Series A (Miscellaneous Revenue, NATL-RE Insured)	5.38	12/01/2015	1,482,728
700,000	Alisal CA USD 2006 Election Series A (GO — Local, AGM Insured)	5.50	08/01/2013	772,107
1,600,000	Anaheim CA PFA Convention Center Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	08/01/2013	1,663,568
500,000	Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	09/01/2014	565,110
200,000	Anaheim CA PFA Refunding (Miscellaneous Revenue)	4.00	08/01/2011	203,836
645,000	Antelope Valley CA Health Care District Series A (Hospital Revenue, AGM Insured)	5.20	01/01/2017	645,639
510,000	Antioch CA Development Agency Tax Allocation Project # 1 (Tax Revenue, AGM Insured)	4.60	09/01/2011	511,601
800,000	Auburn CA USD TRAN (GO — Local)	2.00	09/01/2011	805,872
210,000	Bakersfield CA COP Convention Center Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	04/01/2017	224,696
500,000	Baldwin Park CA USD Bond Anticipation Notes (GO — Local)^	2.89	08/01/2014	450,875
50,000	Baldwin Park CA USD Capital Appreciation Election of 2006 (GO — Local, AGM Insured)^	1.37	08/01/2012	48,916
500,000	Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Miscellaneous Revenue, XLCA Insured)	5.00	08/01/2014	509,010
1,290,000	Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Miscellaneous Revenue, AMBAC Insured)	5.00	08/01/2017	1,305,674
2,815,000	Bay Area Infrastructure Financing Authority of California State Payment Acceleration Notes (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	08/01/2017	2,881,547
225,000	Bay Area Toll Authority California Bay TRAN (Transportation Revenue)	5.50	04/01/2011	227,615
375,000	Bell Gardens CA Community Development Commission Tax Allocation Project #1 Series A (Tax Revenue)	3.88	08/01/2011	378,671
200,000	Berkeley CA Pension (Miscellaneous Revenue, AMBAC Insured)	4.70	06/01/2011	202,992
750,000	Brea CA PFA Tax Allocation Series A (Tax Revenue)	5.00	09/01/2012	765,705
1,220,000	Calaveras County CA Community Facilities District # 2 (Pre Refunded Revenue)	7.00	09/01/2026	1,290,626
785,000	California Community College Financing Authority Miracosta Palomar (Miscellaneous Revenue)	3.00	10/01/2011	798,683
715,000	California Community College Financing Authority Miracosta Palomar (Miscellaneous Revenue)	3.00	10/01/2012	734,949
200,000	California Educational Facilities Authority California Institute of Technology Series A (Pre Refunded Revenue)	5.00	10/01/2032	207,036
500,000	California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.50	02/01/2012	505,015
400,000	California HFA AMT Home Mortgage Series A (Housing Revenue, AGM Insured)	3.60	08/01/2012	405,456
1,000,000	California HFA AMT Home Mortgage Series B (Housing Revenue)	3.95	08/01/2012	1,021,840
1,585,000	California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65	08/01/2022	1,433,458
770,000	California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	02/01/2042	781,427
2,610,000	California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	08/01/2042	2,564,508
1,495,000	California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	08/01/2030	1,518,128
1,775,000	California HFA AMT Home Mortgage Series J (Housing Revenue, FGIC Insured)	4.05	08/01/2013	1,803,915
800,000	California HFA AMT Home Mortgage Series J (Housing Revenue, AGM Insured)	4.13	08/01/2011	810,624

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 29
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$500,000	California HFA AMT Home Mortgage Series J (Housing Revenue, AGM Insured)	4.38%	08/01/2012	$512,550
910,000	California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	08/01/2047	874,956
1,655,000	California HFA AMT Home Mortgage Series K (Housing Revenue)	4.55	08/01/2021	1,510,899
1,300,000	California HFA AMT Home Mortgage Series L (Housing Revenue)	3.95	08/01/2015	1,297,972
500,000	California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC-FHA VA Guaranteed Insured)	4.00	08/01/2013	507,660
940,000	California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC-FHA VA Guaranteed Insured)	4.05	02/01/2014	946,016
1,790,000	California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC Insured)	5.00	02/01/2014	1,816,241
545,000	California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	08/01/2021	497,547
190,000	California HFFA California-Nevada Methodist (Continuing Care Retirement Community Revenue, CA MTG INS Insured)	4.25	07/01/2011	190,342
850,000	California HFFA Casa Colina Project (Hospital Revenue)	5.50	04/01/2013	871,403
1,000,000	California HFFA Catholic Healthcare West Series F (Hospital Revenue)±§	5.00	07/01/2027	1,069,760
1,000,000	California HFFA Catholic Healthcare West Series G (Hospital Revenue)±§	5.00	07/01/2028	1,043,440
1,450,000	California HFFA Catholic Healthcare West Series I (Hospital Revenue)±§	4.95	07/01/2026	1,555,256
500,000	California HFFA Catholic Healthcare West Series L (Hospital Revenue)	5.13	07/01/2022	518,680
85,000	California HFFA Catholic West Series H (Pre Refunded Revenue)±§	4.45	07/01/2026	86,739
300,000	California HFFA Cedars-Sinai Medical Center (Hospital Revenue)	5.00	11/15/2011	308,901
250,000	California HFFA Cedars-Sinai Medical Center (Hospital Revenue)	3.00	08/15/2011	252,218
3,000,000	California HFFA Paradise Estate (Continuing Care Retirement Community Revenue)	5.13	01/01/2022	3,024,060
1,750,000	California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC-FHA VA Guaranteed Insured)	4.10	02/01/2015	1,747,410
475,000	California HFFA Revenue Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	08/01/2015	487,165
250,000	California HFFA Stanford Hospital & Clinics Series A (Hospital Revenue)	5.00	11/15/2013	270,355
300,000	California Industry Public Facilities Authority (Tax Revenue, NATL-RE Insured)	5.00	05/01/2011	303,837
475,000	California Infrastructure & Economic Development Bank J. Paul Getty Series A (Miscellaneous Revenue)±§	4.00	10/01/2023	489,720
270,000	California Infrastructure & Economic Development Bank King City Union High School (Miscellaneous Revenue)	2.00	08/15/2011	272,003
395,000	California Municipal Finance Authority COP Community Hospitals Central California (Hospital Revenue)	3.00	02/01/2011	395,095
1,585,000	California Municipal Finance Authority COP Community Hospitals Central California (Hospital Revenue)	5.00	02/01/2012	1,620,884
3,245,000	California PCFA (IDR)±§	5.25	06/01/2023	3,294,843
1,000,000	California PCFA Pacific Gas & Electric Series A (IDR, NATL-RE Insured)±	5.35	12/01/2016	1,026,360
1,000,000	California PCFA Solid Waste Disposal Waste Management Project Series A (IDR)±§	5.13	07/01/2031	1,036,940
350,000	California Special Districts Finance Program COP Series 00 (Miscellaneous Revenue, NATL-RE Insured)	5.00	12/01/2015	350,641
250,000	California State (GO — State)	3.30	02/01/2011	250,495
100,000	California State (GO — State)	4.00	12/01/2011	102,388
200,000	California State (GO — State, NATL-RE Insured)	4.38	02/01/2013	205,478
475,000	California State (GO — State)	4.50	02/01/2011	476,411
380,000	California State (GO — State, NATL-RE Insured)	5.00	02/01/2011	381,288
300,000	California State (GO — State, NATL-RE Insured)	5.00	02/01/2011	301,017
280,000	California State (GO — State)	5.00	02/01/2011	280,949
330,000	California State (GO — State, NATL-RE Insured)	5.00	03/01/2011	332,228
850,000	California State (GO — State)	5.00	04/01/2011	858,560
300,000	California State (GO — State, NATL-RE Insured)	5.00	06/01/2011	304,986
100,000	California State (GO — State, NATL-RE Insured)	5.00	02/01/2012	104,034
215,000	California State (GO — State, NATL-RE Insured)	5.00	06/01/2012	218,244
3,000,000	California State (GO — State)	5.00	05/01/2020	3,072,150
100,000	California State (GO — State, XLCA-ICR Insured)	5.25	02/01/2011	100,358

30 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$150,000	California State (GO — State, NATL-RE-IBC Insured)	5.25%	03/01/2011	$151,074
150,000	California State (GO — State)	5.50	06/01/2011	152,798
125,000	California State (GO — State, NATL-RE-IBC Insured)	6.25	09/01/2012	130,594
1,850,000	California State (GO — State)	6.25	09/01/2012	1,932,788
100,000	California State (GO — State, NATL-RE Insured)	6.30	09/01/2011	103,419
300,000	California State (GO — State)	6.60	02/01/2011	301,395
135,000	California State (GO — State)	6.75	08/01/2011	139,408
100,000	California State Coupon Series 27 (GO — State)^	1.81	03/01/2011	99,702
200,000	California State Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	03/01/2016	200,694
245,000	California State Department of Trasportation COP (Transportation Revenue, NATL-RE Insured)	5.00	02/01/2011	245,938
1,995,000	California State Department of Veterans Affairs Home Purchase AMT Series A (Tax Revenue)	4.00	12/01/2013	2,043,818
315,000	California State Department of Veterans Affairs Home Purchase AMT Series A (Housing Revenue, AMBAC Insured)	4.90	12/01/2018	315,098
100,000	California State Economic Recovery Series A (GO — State)	3.50	07/01/2011	101,370
150,000	California State Economic Recovery Series A (GO — State)	5.00	07/01/2011	153,176
1,000,000	California State Economic Recovery Series A (Tax Revenue)	5.00	07/01/2016	1,016,810
1,175,000	California State Economic Recovery Series A (Pre Refunded Revenue)	5.25	01/01/2011	1,175,000
130,000	California State Economic Recovery Series A Unrefunded Balance (Tax Revenue)	5.25	01/01/2011	130,000
205,000	California State Economic Recovery Series B (Tax Revenue)	5.00	07/01/2023	206,601
200,000	California State FSA (GO — State, AGM Insured)	4.50	02/01/2011	200,628
155,000	California State FSA (GO — Local, AGM Insured)	5.50	03/01/2012	156,119
535,000	California State Principal Series 27 (GO — Local, NATL-RE Insured)^	1.12	09/01/2011	530,961
130,000	California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	4.00	11/01/2011	132,813
1,020,000	California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2012	1,022,642
250,000	California State Public Works Board California Community Colleges Series A (Education Revenue, NATL-RE Insured)	5.50	09/01/2011	256,968
100,000	California State Public Works Board California Community Colleges Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	04/01/2013	100,258
1,930,000	California State Public Works Board California Community Colleges Series B (Miscellaneous Revenue, NATL-RE Insured)	5.10	09/01/2013	1,934,014
525,000	California State Public Works Board California Community Colleges Series D (Miscellaneous Revenue)	5.25	10/01/2011	540,314
750,000	California State Public Works Board California Community Colleges Series D (Miscellaneous Revenue, NATL-RE-IBC Insured)	5.38	03/01/2012	752,160
250,000	California State Public Works Board California Community Services (Miscellaneous Revenue, NATL-RE-IBC Insured)	5.25	10/01/2011	257,293
365,000	California State Public Works Board California State University Trustees Series B (Education Revenue)	5.00	09/01/2013	365,726
935,000	California State Public Works Board Department of Corrections (Miscellaneous Revenue, AGM Insured)	5.25	06/01/2015	1,011,100
200,000	California State Public Works Board Department of Corrections Series A (Miscellaneous Revenue, AMBAC Insured)	4.75	09/01/2012	200,440
640,000	California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, XLCA Insured)	5.00	06/01/2015	672,499
845,000	California State Public Works Board Department of Corrections Series E (Miscellaneous Revenue, NATL-RE, IBC, & Bank of New York Insured)	5.50	06/01/2015	880,634
425,000	California State Public Works Board Department of Corrections Series F (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	11/01/2016	452,948
1,760,000	California State Public Works Board Department of Corrections State Prisons Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2013	1,841,330

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 31
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$100,000	California State Public Works Board Department of General Services (Miscellaneous Revenue, AMBAC Insured)	5.00%	12/01/2011	$103,239
500,000	California State Public Works Board Department of Health Services Series A (Miscellaneous Revenue, NATL-RE Insured)	5.20	11/01/2012	503,775
500,000	California State Public Works Board Department of Health Services Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	11/01/2015	504,015
520,000	California State Public Works Board Department of Mental Health Series A (Miscellaneous Revenue)	5.00	06/01/2011	526,328
250,000	California State Public Works Board Office of Emergency Services Series A (Miscellaneous Revenue)	5.00	03/01/2011	251,630
2,500,000	California State Public Works Board Series A (Miscellaneous Revenue)	6.50	09/01/2017	2,772,450
250,000	California State Public Works Board Trustees California State University Series A (Education Revenue)	5.25	10/01/2013	250,543
100,000	California State Public Works Board Various Project Series G-1 (Miscellaneous Revenue)	4.00	10/01/2011	101,987
180,000	California State Refunding (GO — State, NATL-RE & FGIC Insured)	5.75	02/01/2011	180,718
500,000	California State University Hayward Foundation Project (Education Revenue)	5.25	08/01/2025	500,050
1,000,000	California State Veterans Bonds Series CA (GO — State)	4.45	12/01/2017	1,032,500
2,760,000	California Statewide CDA American Baptist Homes West (Continuing Care Retirement Community Revenue)	4.25	10/01/2015	2,752,576
2,000,000	California Statewide CDA Cathedral High School Project (Education Revenue, Allied Irish Bank plc LOC)±§	4.20	04/01/2033	2,000,000
945,000	California Statewide CDA COP Health Facilities Series A (Pre Refunded Revenue, NATL-RE-IBC Insured)	5.50	09/01/2014	1,026,081
1,000,000	California Statewide CDA Disposal Republic Services Series A (IDR)	4.95	12/01/2012	1,024,160
1,515,000	California Statewide CDA Henry Mayo Memorial Hospital Series B (Hospital Revenue, AMBAC Insured)	4.00	10/01/2014	1,541,679
240,000	California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11/01/2013	239,544
430,000	California Statewide CDA John Muir Mt. Diablo Health Systems (Hospital Revenue, NATL-RE Insured)	5.50	08/15/2012	446,159
750,000	California Statewide CDA Kaiser Permanente Series B (Hospital Revenue)±§	3.90	08/01/2031	792,728
200,000	California Statewide CDA Kaiser Permanente Series I (Hospital Revenue)±§	3.45	04/01/2035	201,966
1,500,000	California Statewide CDA Proposition 1A Receivables Program (GO — State)	4.00	06/15/2013	1,554,780
4,000,000	California Statewide CDA Proposition 1A Receivables Program (GO — State)	5.00	06/15/2013	4,240,800
335,000	California Statewide CDA Quail Ridge Apartments Series E1 (Housing Revenue)	4.25	07/01/2012	331,034
100,000	California Statewide CDA Redlands Community Hospital Series A (Hospital Revenue, Radian Insured)	5.00	04/01/2011	100,479
1,390,000	California Statewide CDA Sherman Oaks Project Series A (Hospital Revenue, AMBAC Insured)	5.50	08/01/2011	1,416,577
700,000	California Statewide CDA Sherman Oaks Project Series A (Hospital Revenue, AMBAC Insured)	5.50	08/01/2014	754,768
1,335,000	California Statewide CDA St. Joseph (Hospital Revenue, FSA Insured)	4.50	07/01/2018	1,390,776
200,000	California Statewide Communities (Continuing Care Retirement Community Revenue, ACA Radian Insured)±§	0.78	05/15/2029	196,000
150,000	Capistrano CA USD School Facilities Improvement District #1 Series B (GO — Local, AGM Insured)	4.00	08/01/2011	153,063
305,000	Carlsbad CA USD Series A (Miscellaneous Revenue)	2.00	10/01/2011	307,489
250,000	Castaic Lake Water Agency Water System Improvement Project Series A (Water & Sewer Revenue, NATL-RE Insured)	7.00	08/01/2011	259,290
375,000	Centinela Valley CA Union High School District Capital Appreciation Series A (GO — Local, AGM Insured)^	3.96	08/01/2015	313,031
100,000	Central Basin Municipal Water Department COP (Water & Sewer Revenue, AMBAC Insured)	4.00	08/01/2011	101,918

32 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$430,000	Chula Vista CA COP (Miscellaneous Revenue, NATL-RE Insured)	4.50%	08/01/2016	$439,748
500,000	Coalinga CA PFA Senior Lien Notes Series A (GO — Local, AMBAC Insured)	5.85	09/15/2013	537,360
250,000	Colton CA Joint USD Election of 2001 Series C (GO — Local, NATL-RE & FGIC Insured)	3.75	02/01/2011	250,603
500,000	Community Development Authority COP Childrens Hospital of Los Angeles Project (Hospital Revenue, NATL-RE Insured)	6.00	06/01/2012	525,860
500,000	Community Development Authority COP John Muir & Mount Diablo Hospital Project (Hospital Revenue, NATL-RE Insured)	3.50	05/01/2011	502,900
705,000	Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2011	710,654
830,000	Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2012	841,097
855,000	Compton CA Community RDA 2nd Lien (Tax Revenue)	3.00	08/01/2013	856,488
1,130,000	Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	08/01/2014	1,142,023
215,000	Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	08/01/2020	204,358
350,000	Contra Costa County CA PFA Pleasant Hill BART Project (Tax Revenue)	5.13	08/01/2011	354,442
450,000	Contra Costa County CA PFA Series B (Miscellaneous Revenue, NATL-RE Insured)	4.00	06/01/2013	462,798
1,205,000	Corona CA PFA City Hall Project Series B (Miscellaneous Revenue, NATL-RE Insured)	5.38	09/01/2018	1,218,894
170,000	Corona CA Redevelopment Agency Merged Downtown Amended Series A (Tax Revenue, NATL-RE & FGIC Insured)	3.50	09/01/2011	171,889
300,000	Corona Norco CA HEFAR (Miscellaneous Revenue, AGM Insured)	2.00	04/15/2011	301,176
1,275,000	Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11/01/2014	1,305,740
355,000	Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	2.00	12/01/2011	356,771
920,000	Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	2.00	12/01/2012	916,679
1,040,000	Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12/01/2016	1,043,130
1,000,000	Dinuba CA Merged City Redevelopment # 2 Sub Notes (Tax Revenue)	4.40	10/01/2011	1,000,890
1,500,000	Duarte CA COP Series A (Hospital Revenue)	5.25	04/01/2019	1,510,290
1,000,000	Dublin CA USD TRAN (GO — Local)	2.00	08/31/2011	1,006,630
2,000,000	El Cajon CA PFA Sales Tax Supported Series A (Miscellaneous Revenue)	4.00	08/01/2015	2,132,060
500,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	03/01/2017	525,955
1,265,000	Emeryville CA Public Financing Authority Emeryville Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	5.25	09/01/2015	1,317,080
1,400,000	Emeryville CA Public Financing Authority Emeryville Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	5.25	09/01/2017	1,441,888
250,000	Encinitas CA Public Financing Authority Park Project Series A (Miscellaneous Revenue)	2.00	04/01/2011	250,933
200,000	Folsom CA Redevelopment Agency Central Folsom Redevelopment Project (Tax Revenue)	3.00	08/01/2011	201,070
370,000	Folsom Cordova CA USD School Facilities Improvement District # 1 Series A (GO — Local, NATL-RE Insured)	5.50	10/01/2015	386,406
900,000	Folsom Cordova CA USD School Facilities Improvement District # 1 Series A (GO — Local, NATL-RE Insured)	5.50	10/01/2016	939,906
400,000	Fontana CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.00	09/01/2012	419,960
50,000	Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2017	50,401
825,000	Fontana CA RDA Sierra Corridor Commercial Redevelopment Project (Tax Revenue, NATL-RE & FGIC Insured)	4.50	09/01/2015	856,705
580,000	Foothill-Eastern Transportation Corridor Agency (Transportation Revenue, NATL-RE Insured)^	7.01	01/15/2017	382,806
1,730,000	Fowler CA USD School Facilities Improvement District #1 (GO — Local, NATL-RE Insured)	5.20	07/01/2020	1,838,938
100,000	Fresno CA Joint Powers Financing Authority (Tax Revenue, AMBAC Insured)	4.10	08/01/2011	101,379
650,000	Fresno CA Joint Powers Financing Authority (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2017	660,511
200,000	Fresno CA USD Series A (GO — Local, NATL-RE Insured)	6.55	08/01/2020	224,614
320,000	Fullerton CA PFA (GO — Local)	2.00	08/01/2011	323,056
460,000	Fullerton CA PFA (Tax Revenue, AMBAC Insured)	5.00	09/01/2011	469,968

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 33
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$600,000	Garden Grove CA Agency for Community Development (Tax Revenue, AMBAC Insured)	5.25%	10/01/2016	$625,296
1,000,000	Golden Empire Schools Financing Authority Kern High School District Project (Miscellaneous Revenue)	2.38	05/01/2012	1,015,540
350,000	Golden State Tobacco Securitization Corporation CA Enhanced Asset-Backed Bonds Series A (Tobacco Revenue, AMBAC Insured)	4.00	06/01/2012	359,667
150,000	Golden State Tobacco Securitization Corporation CA Enhanced Asset-Backed Bonds Series A (Tobacco Revenue, AMBAC Insured)	5.00	06/01/2011	152,070
2,555,000	Golden State Tobacco Securitization Corporation CA Series 2003 A-1 (Pre Refunded Revenue)	6.25	06/01/2033	2,788,578
450,000	Golden West CA Schools Financing Authority Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	2.18	08/01/2011	444,294
360,000	Golden West CA Schools Financing Authority Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	2.93	02/01/2013	338,645
235,000	Golden West CA Schools Financing Authority Capital Appreciation Series A (Tax Revenue, NATL-RE Insured)^	3.56	02/01/2014	210,633
335,000	Hanford CA Joint Union High School District (GO — Local, AGM Insured)	3.00	08/01/2011	338,531
100,000	Hawthorne CA School District Election 2008 Series A (GO — Local, AGM Insured)^	2.73	08/01/2013	93,183
100,000	Hawthorne CA School District Election 2008 Series A (GO — Local, AGM Insured)^	3.56	08/01/2015	85,002
155,000	Hawthorne CA School District Election 2008 Series A (GO — Local, AGM Insured)^	3.90	08/01/2016	124,815
165,000	Hawthorne CA School District Election 2008 Series A (GO — Local, AGM Insured)^	4.21	08/01/2017	125,233
100,000	Highland CA Community Facilities District 90-1 Series A (Tax Revenue, AMBAC Insured)	4.25	09/01/2011	101,930
240,000	Horicon CA Elementary School District (GO — Local, AMBAC Insured)	4.00	08/01/2011	244,061
265,000	Horicon CA Elementary School District (GO — Local, AMBAC Insured)	4.00	08/01/2012	275,740
280,000	Horicon CA Elementary School District (GO — Local, AMBAC Insured)	4.00	08/01/2013	296,075
295,000	Horicon CA Elementary School District (GO — Local, AMBAC Insured)	4.00	08/01/2014	314,889
1,000,000	Industry CA Airport Revenue Refunding Senior Series B (Tax Revenue, NATL-RE Insured)	4.00	05/01/2018	993,300
250,000	Industry CA Refunding Series B (GO — Local)	4.00	07/01/2011	254,263
395,000	Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured)^	4.63	05/01/2012	371,553
150,000	Inglewood CA RDA Sub Lien Merged Redevelopment Project (Tax Revenue, ACA Insured)^	5.03	05/01/2013	133,544
2,500,000	Kern CA Community College District COP (Miscellaneous Revenue)	4.00	04/01/2014	2,566,625
145,000	Keyes CA USD Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	3.24	08/01/2013	133,375
150,000	Keyes CA USD Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	4.07	08/01/2015	124,607
155,000	Keyes CA USD Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	4.40	08/01/2016	121,443
1,830,000	Lake Elsinore CA PFFA (Tax Revenue, AMBAC Insured)	4.00	09/01/2016	1,830,201
750,000	Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.50	08/01/2014	786,578
585,000	Lancaster CA RDA Combined Redevelopment Project Areas (Tax Revenue)	4.75	08/01/2015	620,381
300,000	Liberty CA USD Capital Appreciation Series B (GO — Local, NATL-RE & FGIC Insured)^	4.98	08/01/2017	216,837
340,000	Lindsay CA USD COP (Miscellaneous Revenue, AGM Insured)	5.00	10/01/2014	366,438
495,000	Lodi CA USD COP Aspire Project Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	4.00	08/01/2011	503,499
1,535,000	Long Beach CA Bond Finance Authority Aquarium of The Pacific (Miscellaneous Revenue, AMBAC Insured)	5.50	11/01/2012	1,571,241
1,045,000	Long Beach CA Bond Finance Authority Aquarium of The Pacific (Miscellaneous Revenue, AMBAC Insured)	5.50	11/01/2015	1,059,944
1,080,000	Long Beach CA Bond Finance Authority Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured)	5.25	11/01/2013	1,117,465
4,205,000	Long Beach CA Bond Finance Authority Series A (Utilities Revenue)	5.00	11/15/2011	4,314,456
500,000	Long Beach CA Harbor AMT Series A (Transportation Revenue, NATL-RE Insured)	5.00	05/15/2016	540,355
250,000	Long Beach CA Public Safety Facilities Project (Miscellaneous Revenue, AMBAC Insured)	5.25	11/01/2015	256,273
995,000	Long Beach CA Senior Series B (Airport Revenue)	4.00	06/01/2014	1,020,353

34 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$475,000	Los Angeles CA Building Authority Series A (Miscellaneous Revenue)	5.20%	10/01/2012	$478,586
255,000	Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2014	275,576
375,000	Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	09/01/2015	407,640
400,000	Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue, NATL-RE Insured)	6.13	08/15/2011	411,312
230,000	Los Angeles CA COP Hollywood Presbyterian Medical Center (Pre Refunded Revenue)	9.63	07/01/2013	257,641
230,000	Los Angeles CA DW&P Prerefunded MBIA (Pre Refunded Revenue, NATL-RE, IBC & Bank of New York Insured)	4.75	08/15/2011	230,794
395,000	Los Angeles CA DW&P Prerefunded Power System Series A-2 (Pre Refunded Revenue, NATL-RE Insured)	5.38	07/01/2020	404,966
100,000	Los Angeles CA DW&P Unrefunded Power System Series A-1 (Utilities Revenue, NATL-RE Insured)	4.30	07/01/2012	101,685
605,000	Los Angeles CA DW&P Unrefunded Power System Series A-2 (Utilities Revenue, NATL-RE Insured)	5.38	07/01/2020	616,725
200,000	Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	4.00	01/01/2011	200,000
210,000	Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	4.25	08/01/2011	213,625
100,000	Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	01/01/2011	100,000
100,000	Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	08/01/2011	102,160
100,000	Los Angeles CA Series A (GO — Local, AGM Insured)	4.40	09/01/2011	100,652
2,000,000	Los Angeles CA Series A (GO — Local, NATL-RE Insured)	5.00	09/01/2019	2,162,960
500,000	Los Angeles CA Solid Waste Management Facilities (Solid Waste Revenue, AMBAC Insured)	3.75	02/01/2011	501,390
370,000	Los Angeles CA State California Department Series A (Miscellaneous Revenue, NATL-RE-IBC Insured)	5.63	05/01/2011	375,236
100,000	Los Angeles CA USD 1997 Election Series E (GO — Local, NATL-RE Insured)	4.25	07/01/2011	101,804
1,750,000	Los Angeles CA USD COP Multiple Properties Series A (Miscellaneous Revenue)	5.00	12/01/2015	1,879,098
200,000	Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12/01/2014	213,778
1,835,000	Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12/01/2015	1,971,928
3,285,000	Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	6.00	12/01/2016	3,536,927
1,000,000	Los Angeles County CA Community Facilities District # 5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	09/01/2019	1,005,770
100,000	Los Angeles County CA COP Capital Appreciation Disney Package Projects (Miscellaneous Revenue)^	2.68	03/01/2014	91,852
100,000	Los Angeles County CA Metropolitan Transportation Authority 1st Tier Senior (Tax Revenue)	5.00	07/01/2011	102,316
250,000	Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	09/01/2011	256,320
690,000	Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	09/01/2014	750,893
2,875,000	Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	09/01/2019	3,012,943
850,000	Los Rios CA Community College District (GO — Local)	2.00	08/01/2011	858,118
200,000	Madera CA USD Election of 2006 (GO — Local, NATL-RE Insured)	4.00	08/01/2011	203,612
650,000	Mendota CA USD (GO — Local)	5.00	05/01/2011	658,658
2,000,000	Metropolitan Water District of Southern CA Waterworks Floats Series C-1 (Water & Sewer Revenue)±§	0.29	07/01/2036	2,000,000
175,000	Modesto CA Irrigation District COP Capital Improvements Series A (Miscellaneous Revenue, AMBAC Insured)^	2.32	07/01/2011	172,986

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 35
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$900,000	Modesto CA Irrigation District COP Capital Improvements Series A (Miscellaneous Revenue, AMBAC Insured)^	5.03%	07/01/2016	$684,279
1,000,000	Modesto CA Irrigation District COP Capital Improvements Series A (Utilities Revenue, AGM Insured)	5.25	07/01/2016	1,036,270
500,000	Mojave CA USD COP (Miscellaneous Revenue, AGM Insured)^	1.89	09/01/2012	484,375
1,000,000	Monrovia CA Redevelopment Agency Century Redevelopment Project Area # 1 (Tax Revenue)	4.40	06/01/2012	1,000,750
480,000	Moreno Valley CA PFA (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2013	511,594
1,000,000	Moreno Vally CA PSFG (Tax Revenue, AGM Insured)	5.00	08/15/2014	1,014,580
1,070,000	Mount Pleasant CA Elementary School District Capital Appreciation 1998 Election Series S (GO — Local, AMBAC Insured)^	3.46	09/01/2014	942,617
500,000	Mountain View CA Shoreline Regional Park Community Series A (Tax Revenue, NATL-RE Insured)	5.50	08/01/2013	501,185
1,000,000	Napa-Vallejo CA Solid Waste Transfer Facility (Resource Recovery Revenue)	5.10	02/15/2011	1,001,940
990,000	Napa-Vallejo CA Solid Waste Transfer Facility (Resource Recovery Revenue)	5.30	02/15/2012	991,762
905,000	New Haven CA USD Refunding (GO — Local, AGM Insured)	12.00	08/01/2013	1,147,024
100,000	Newport Beach CA Hoag Memorial Presbyterian Hospital Series C (Hospital Revenue)±§	4.00	12/01/2038	100,365
100,000	Norco CA RDA Refunding Redevelopment Project Area #1 (Tax Revenue)	4.00	03/01/2014	102,923
2,680,000	Northern California Transmission California-Oregon Transportation Project Series A (Utilities Revenue, NATL-RE Insured)	7.00	05/01/2013	2,854,682
180,000	Norwalk CA Community Facilities Authority Refunding Parking & Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured)	3.90	04/01/2012	181,080
390,000	Oak Valley CA Hospital District Election of 2004 (GO — Local, NATL-RE & FGIC Insured)	5.00	07/01/2012	406,497
225,000	Oakland CA COP Oakland Museum Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	04/01/2012	230,801
2,000,000	Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, AMBAC Insured)	5.00	09/01/2018	2,035,400
1,125,000	Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10/01/2011	1,154,858
1,585,000	Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10/01/2013	1,692,796
580,000	Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, AMBAC Insured)	5.50	10/01/2014	625,478
300,000	Oakland CA Joint Powers Financing Authority Series A-1 (Miscellaneous Revenue, AGM Insured)	3.50	01/01/2011	300,000
105,000	Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE & FGIC Insured)	5.50	09/01/2012	110,223
475,000	Oakland CA RDA Sub Tax Allocation Centre Distribution (Tax Revenue, NATL-RE & FGIC Insured)	5.50	09/01/2015	493,653
500,000	Oakland CA USD Alameda County (GO — Local, NATL-RE & FGIC Insured)	3.75	08/01/2012	514,370
530,000	Oakland CA USD Alameda County Election 2000 (GO — Local, NATL-RE Insured)	5.00	08/01/2016	561,975
435,000	Oakland CA USD Alameda County Election 2006 Series A (GO — Local)	4.00	08/01/2014	450,086
750,000	Orange County CA Local Transportation Authority (Tax Revenue)	6.20	02/14/2011	753,023
3,000,000	Orange County CA Local Transportation Authority (Tax Revenue, AMBAC-TCRS Insured)	6.20	02/14/2011	3,012,090
250,000	Orange County CA PFA (Miscellaneous Revenue, NATL-RE Insured)	5.00	07/01/2011	255,560
185,000	Oxnard CA COP (Miscellaneous Revenue, AMBAC Insured)	4.45	06/01/2012	186,278
200,000	Palm Desert CA Financing Authority Housing Set-Aside (Tax Revenue, NATL-RE Insured)	5.00	10/01/2013	210,430
1,150,000	Palm Desert CA Financing Authority Project Area # 1 Series A (Tax Revenue, NATL-RE Insured)	4.50	04/01/2011	1,157,073
290,000	Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.10	07/01/2012	294,109
410,000	Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.20	07/01/2013	411,218

36 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$130,000	Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30%	07/01/2013	$129,490
430,000	Palm Springs CA Airport Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	07/01/2014	421,817
969,484	Palo Verde CA USD FlexFund Program (Miscellaneous Revenue)(i)	4.80	09/01/2027	921,368
250,000	Palomar CA Palomar County Election 2006 Series B (GO — Local)	3.00	08/01/2011	253,638
250,000	Palomar CA Palomar County Election 2006 Series B (GO — Local)^	3.23	08/01/2016	208,783
880,000	Palomar CA Palomar County Election 2006 Series B (GO — Local)^	3.73	08/01/2017	689,066
85,000	Palomar Pomerado Health System (Hospital Revenue, NATL-RE Insured)	5.38	11/01/2011	85,098
140,000	Patterson CA Joint USD Capital Appreciation Series A (GO — Local, NATL-RE & FGIC Insured)^	4.07	08/01/2015	116,299
1,830,000	Pomona CA PFA Redevelopment Project Series AD (Tax Revenue, NATL-RE Insured)	4.75	02/01/2013	1,833,477
4,145,000	Pomona CA USD Series A (GO — Local, NATL-RE Insured)	6.15	08/01/2015	4,380,270
800,000	Pomona CA USD Series A (GO — Local, NATL-RE Insured)	6.50	08/01/2019	845,296
2,430,000	Port of Oakland CA Series K Unrefunded Balance (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	11/01/2012	2,437,946
1,000,000	Port of Oakland CA Series K Unrefunded Balance (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	11/01/2013	1,002,870
995,000	Port of Oakland CA Series K Unrefunded Balance (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	11/01/2014	997,557
500,000	Port of Oakland CA Series K Unrefunded Balance (Transportation Revenue, NATL-RE & FGIC Insured)	5.88	11/01/2017	500,900
1,000,000	Port of Oakland CA Series N (Transportation Revenue, NATL-RE Insured)	5.00	11/01/2014	1,036,740
325,000	Poway CA Community Facilities District # 1 (Tax Revenue, AGM Insured)	5.00	10/01/2011	335,394
1,100,000	Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.63	08/15/2014	1,097,228
580,000	Poway CA RDA Paguay Redevelopment Project Series A (Tax Revenue, NATL-RE Insured)	4.50	06/15/2014	599,256
350,000	Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AMBAC Insured)	5.00	09/01/2011	357,823
500,000	Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project (Tax Revenue, AGM Insured)	5.00	09/01/2013	501,565
1,000,000	Redlands CA PFA Series A (Water & Sewer Revenue, AGM Insured)	5.00	09/01/2017	1,012,420
915,000	Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.00	06/30/2013	915,787
1,060,000	Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.38	06/30/2014	1,061,950
630,000	Ridgecrest CA Redevelopment Agency Ridgecrest Redevelopment Project (Tax Revenue)	3.75	06/30/2015	633,660
1,590,000	Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue)±	3.00	09/01/2011	1,610,495
1,470,000	Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue)±	3.00	09/01/2012	1,496,607
1,025,000	Riverside CA Community Facilities District # 88-1 Series A (Tax Revenue)±	4.00	09/01/2014	1,064,278
1,100,000	Riverside CA Community Facilities District # 90-1 Series A (Tax Revenue, NATL-RE Insured)	5.50	09/01/2013	1,118,755
200,000	Riverside CA COP (Miscellaneous Revenue, NATL-RE Insured)	5.00	11/01/2012	209,652
500,000	Riverside County CA Asset Leasing Corporation Hospital Project Series B (Miscellaneous Revenue, NATL-RE Insured)	5.70	06/01/2016	518,065
1,200,000	Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	4.50	05/01/2012	1,242,972
545,000	Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	4.50	10/01/2015	553,164
1,000,000	Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, NATL-RE Insured)	5.00	10/01/2014	1,036,450
250,000	Riverside County CA Public Safety Communication Series A (Miscellaneous Revenue, AMBAC Insured)	4.00	11/01/2011	256,705
1,435,000	Robla CA School District Series B (GO — Local, NATL-RE Insured)^	5.05	08/01/2018	981,942
500,000	Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	02/15/2015	525,970

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 37
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$500,000	Roseville City CA School District COP Financing Project (Miscellaneous Revenue, AGM Insured)	4.75%	09/01/2016	$500,885
1,000,000	Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	07/01/2014	1,091,570
535,000	Sacramento CA City Financing Authority Building Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	05/01/2015	535,000
1,250,000	Sacramento CA City Financing Authority EPA Building Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2014	1,250,000
375,000	Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.38	11/01/2014	393,615
970,000	Sacramento CA City Financing Authority Series B (Miscellaneous Revenue)	5.00	11/01/2014	1,009,751
445,000	Sacramento CA MUD Series G (Utilities Revenue, NATL-RE Insured)	6.50	09/01/2013	471,980
310,000	Sacramento CA MUD Series O (Utilities Revenue, NATL-RE Insured)	5.25	08/15/2015	317,477
250,000	Sacramento CA MUD Series O (Utilities Revenue, NATL-RE Insured)	5.25	08/15/2016	255,920
200,000	Sacramento CA MUD Series S (Utilities Revenue, NATL-RE Insured)	5.00	11/15/2011	207,504
200,000	Sacramento CA RDA (Tax Revenue, AGM Insured)	4.60	11/01/2012	211,564
150,000	Sacramento CA Regional Art Facilities Financing Authority COP (Miscellaneous Revenue, AMBAC Insured)	4.10	09/01/2015	151,859
985,000	Salinas Valley CA Solid Waste Authority (Resource Recovery Revenue, AMBAC Insured)	5.00	08/01/2012	1,018,323
1,425,000	San Bernardino CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10/01/2014	1,573,970
2,000,000	San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	08/01/2020	2,104,500
720,000	San Bernardino County CA COP Medical Centre Financing Project (Miscellaneous Revenue, NATL-RE-IBC Insured)	5.50	08/01/2017	742,320
815,000	San Bernardino County CA Financing Authority Facilities Project (Tax Revenue)	5.10	06/01/2017	749,433
250,000	San Bernardino County CA Transportation Authority COP Series A (Tax Revenue)	5.00	05/01/2012	262,948
300,000	San Buenaventura CA COP Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	01/01/2011	300,000
155,000	San Diego CA PFFA (Water & Sewer Revenue)	4.00	05/15/2011	157,063
320,000	San Diego CA PFFA (Water & Sewer Revenue, NATL-RE Insured)	5.00	08/01/2011	327,923
1,825,000	San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	02/15/2016	1,958,207
310,000	San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2011	313,900
165,000	San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2013	166,049
355,000	San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	09/01/2014	352,870
365,000	San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	09/01/2015	370,968
380,000	San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	09/01/2016	383,633
345,000	San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	09/01/2017	351,952
555,000	San Diego CA RDA Naval Training Center Series A (Tax Revenue, AMBAC Insured)	4.50	09/01/2017	573,554
665,000	San Diego CA RDA Tax Allocation Centre City Series A (Tax Revenue, XLCA Insured)	5.00	09/01/2014	713,219
375,000	San Diego CA RDA Tax Allocation Centre City Series A (Tax Revenue, AMBAC Insured)	5.13	09/01/2011	379,635
100,000	San Diego CA USD Series C (GO — Local, AGM Insured)	5.00	07/01/2021	104,011
1,800,000	San Diego County CA COP (Miscellaneous Revenue, AMBAC Insured)	5.63	09/01/2012	1,877,004
390,000	San Francisco CA Airport Improvement United Airlines Incorporated Project (Pre Refunded Revenue)	8.00	07/01/2013	427,853
535,000	San Francisco CA Building Authority Department of General Services Series A (Miscellaneous Revenue)	5.00	10/01/2013	554,148
240,000	San Francisco CA City & County Airports Commission Second Series Issue 30 (Airport Revenue, XLCA Insured)	4.00	05/01/2014	250,445
1,720,000	San Francisco CA City & County Capital Appreciation George R. Moscone Center (Miscellaneous Revenue)^	1.11	07/01/2011	1,710,420
300,000	San Francisco CA City & County RDA Capital Appreciation Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)^	3.18	08/01/2013	276,378
1,000,000	San Francisco CA City & County RDFA George R. Moscone Center (Miscellaneous Revenue, AGM Insured)	5.00	07/01/2017	1,029,340
125,000	San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	08/01/2014	131,096

38 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$310,000	San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50%	08/01/2016	$323,494
500,000	San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	4.00	08/01/2012	511,170
500,000	San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	08/01/2014	529,880
180,000	San Francisco CA City & County RDFA San Francisco Redevelopment Project Series A (Tax Revenue, AMBAC Insured)	3.50	08/01/2011	181,543
250,000	San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE & FGIC Insured)	5.25	08/01/2013	264,010
2,000,000	San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, NATL-RE & FGIC Insured)	5.25	08/01/2018	2,032,500
1,060,000	San Francisco CA Community College District Election of 2001 Series B (GO — Local, NATL-RE Insured)	5.00	06/15/2022	1,111,855
350,000	San Jacinto CA USD COP (Miscellaneous Revenue, AGM Insured)	2.00	09/01/2011	352,832
760,000	San Joaquin County CA Administration Building (Miscellaneous Revenue, NATL-RE Insured)	5.00	11/15/2014	814,203
585,000	San Joaquin County CA Transportation Authority Measure K Senior Notes (Tax Revenue)	5.00	04/01/2011	591,277
2,000,000	San Joaquin Hills CA Transportation Corridor Agency Capital Appreciation Series A (Transportation Revenue, NATL-RE Insured)^	6.64	01/15/2015	1,536,400
200,000	San Jose CA Financing Authority 4th & Fernando Parking Facility Project Series D (Transportation Revenue, AMBAC Insured)	4.13	09/01/2011	204,470
1,000,000	San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, NATL-RE Insured)	5.00	09/01/2015	1,022,350
715,000	San Jose CA Libraries & Parks Project (GO — Local)	5.00	09/01/2017	733,447
250,000	San Jose CA Redevelopment Agency Series A (Airport Revenue, AGM Insured)	4.38	03/01/2011	251,563
300,000	San Jose CA Redevelopment Agency Series A (Tax Revenue, NATL-RE Insured)	5.00	08/01/2017	312,798
675,000	San Jose CA Redevelopment Agency Series A (Tax Revenue)	5.25	08/01/2011	688,595
550,000	San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	08/01/2015	599,962
1,000,000	San Luis & Delta Mendota CA Water Authority DHCCP Development Project Series A (Water & Sewer Revenue)	4.50	03/01/2014	1,059,650
200,000	Santa Ana CA USD (GO — Local, NATL-RE Insured)	4.00	08/01/2011	203,730
200,000	Santa Barbara County CA (Miscellaneous Revenue, NATL-RE Insured)	3.00	03/01/2011	200,838
995,000	Santa Clara CA Subseries B (Utilities Revenue, Dexia Credit Local LOC)±§	0.34	07/01/2027	995,000
200,000	Santa Clara County CA Financing Authority Facility Replacement Project Series A (Miscellaneous Revenue, AMBAC Insured)	7.75	11/15/2011	212,178
500,000	Santa Clara County CA Financing Authority Multiple Facilities Project (Miscellaneous Revenue)	3.00	11/15/2011	510,080
200,000	Santa Clara County CA Financing Authority Multiple Facilities Project Series N (Miscellaneous Revenue)	4.00	05/15/2011	202,502
725,000	Santa Clara County CA East Side Union High School District Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	4.12	09/01/2016	574,744
1,090,000	Santa Clara Valley CA Transportation Authority Series A (Tax Revenue)±§	0.39	06/01/2026	1,090,000
120,000	Santa Cruz County CA RDA Live Oak Soquel Community Improvement Series A (Tax Revenue)	4.20	09/01/2012	123,847
1,170,000	Santa Maria CA Water & Wastewater Capital Appreciation Sub Series A (Water & Sewer Revenue, AMBAC Insured)^	3.54	08/01/2014	1,031,144
500,000	Sierra CA Joint Community College District School Facilities Improvement District # 2 Capital Appreciation Western Nevada Series B (GO — Local, NATL-RE Insured)^	3.48	08/01/2015	426,465
550,000	Signal Hill CA Redevelopment Project # 1 (Tax Revenue)	4.13	10/01/2016	558,987
1,365,000	South Gate CA PFA Southgate Redevelopment Project # 1 (Tax Revenue, AMBAC Insured)	5.25	09/01/2019	1,389,679
500,000	Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10/01/2015	515,545

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 39
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$100,000	Southern California Public Power Authority Multiple Projects (Utilities Revenue, AGM Insured)	6.75%	07/01/2011	$103,164
500,000	Southern California Public Power Authority National Gas Project # 1 Series A (Utilities Revenue)	5.00	11/01/2012	538,005
180,000	Susanville CA Public Financing Authority Utility Enterprises Series A (Utilities Revenue, AGM Insured)	0.60	06/01/2011	179,917
1,980,000	Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, NATL-RE Insured)	5.45	09/01/2018	1,990,217
315,000	Tracy CA Joint USD Election 2006 (GO — Local, AGM Insured)	6.00	08/01/2013	350,195
345,000	Tracy CA Joint USD Election 2006 (GO — Local, AGM Insured)	8.00	08/01/2012	382,119
400,000	Turlock CA Irrigation District Series A (Water & Sewer Revenue, NATL-RE Insured)	6.00	01/01/2011	400,000
150,000	Tustin CA USD Community District # 88-1 (Tax Revenue, AGM Insured)	5.00	09/01/2011	150,975
200,000	Tustin CA Community Redevelopment Agency Tustin Community Redevelopment Project (Tax Revenue, AGM Insured)	2.00	09/01/2011	201,254
560,000	Tustin CA Community Redevelopment Agency Tustin Community Redevelopment Project (Tax Revenue, AGM Insured)	3.00	09/01/2012	571,060
175,000	Twin Rivers CA USD (GO — Local, AGM Insured)	4.50	08/01/2011	179,083
55,000	Union City CA Community Redevelopment Agency Union City Community Redevelopment Project (Tax Revenue, AGM Insured)	3.00	10/01/2013	56,902
740,000	University of California General Services Series A (Education Revenue, AMBAC Insured)	5.13	05/15/2016	800,199
1,000,000	University of California Limited Project Series B (Education Revenue, AGM Insured)	5.00	05/15/2019	1,105,170
300,000	University of California Medical Center Revenue Series D (Hospital Revenue)	5.00	05/15/2011	304,962
465,000	University of California Unrefunded Revenue Portion Series A (Education Revenue, AGM Insured)	5.00	05/15/2011	472,979
500,000	Val Verde CA USD 2008 Election Series B (GO — Local, AGM Insured)	3.00	08/01/2011	506,570
545,000	Vallejo City CA USD Series A (GO — Local, NATL-RE Insured)	5.00	02/01/2013	562,369
125,000	Ventura County CA PFA COP (Miscellaneous Revenue)	4.00	08/15/2011	127,484
1,230,000	Victor CA Elementary School District School Construction Project (Miscellaneous Revenue, NATL-RE Insured)	6.45	05/01/2018	1,306,850
280,000	Victor Valley CA Joint USD Capital Appreciation Bonds (GO — Local, AGM Insured)^	3.48	08/01/2015	238,820
230,000	Walnut Valley CA USD Series A (GO — Local, NATL-RE Insured)	7.20	02/01/2016	245,141
465,000	Washington CA USD Yolo County COP New High School Project (Miscellaneous Revenue, AMBAC Insured)	4.25	08/01/2013	485,795
500,000	Washington Township CA Health Care District (Hospital Revenue)	5.00	07/01/2011	503,650
1,000,000	Washington Township CA Health Care District (Hospital Revenue)	5.00	07/01/2012	1,007,100
905,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2013	947,616
975,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2014	1,028,703
1,040,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2021	1,015,934
2,355,000	West Contra Costa CA USD 2000 Election Series C (GO — Local, NATL-RE & FGIC Insured)	5.25	08/01/2018	2,395,341
520,000	West Contra Costa CA USD CABS (GO — Local, NATL-RE & FGIC Insured)^	2.50	08/01/2011	512,460
415,000	West Contra Costa CA USD Election of 2002 Series B (GO — Local, AGM Insured)	5.00	08/01/2018	427,238
785,000	West Contra Costa CA USD Election of 2002 Series C (GO — Local, NATL-RE & FGIC Insured)	4.25	08/01/2017	801,171
1,000,000	Whittier CA HCFR Presbyterian Intercommunity Hospital Series D (Hospital Revenue)	4.00	06/01/2013	1,038,360
245,000	Whittier CA PFA Greenleaf Avenue Whittier RDA Series A (Tax Revenue)	5.00	11/01/2012	247,815
290,000	Winters CA Joint Union School District Yolo Solano County Project (GO — Local, AGM Insured)	2.00	07/01/2011	291,552
200,000	Woodland CA Finance Authority East Main Street Assessment District (Tax Revenue)	5.20	09/02/2011	202,828

				323,043,464

Guam: 0.16%
520,000	Guam Government Limited Obligation Section 30 Series A (Tax Revenue)	5.00	12/01/2012	544,123

40 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA LIMITED-TERM TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico: 4.03%
$1,000,000	Commonwealth of Puerto Rico (GO — State, AGM Insured)	5.00%	07/01/2015	$1,062,560
2,080,000	Commonwealth of Puerto Rico Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50	07/01/2013	2,216,529
100,000	Commonwealth of Puerto Rico Public Improvement (GO — State)	5.25	07/01/2011	102,031
1,000,000	Puerto Rico Electric Power Authority Series BB (Utilities Revenue, NATL-RE Insured)	6.00	07/01/2011	1,024,240
2,000,000	Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, NATL-RE Insured)	5.25	07/01/2013	2,146,640
1,000,000	Puerto Rico Electric Power Authority Series KK (Utilities Revenue, XLCA Insured)	5.00	07/01/2011	1,019,040
2,080,000	Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	2,083,016
860,000	Puerto Rico Highway & Transportation Authority (Transportation Revenue, NATL-RE Insured)	5.25	07/01/2014	868,746
100,000	Puerto Rico Municipal Finance Agency Series A FSA Insured (GO — Local, AGM Insured)	5.75	08/01/2011	100,873
1,125,000	Puerto Rico Municipal Financing Agency Series C (GO — Local, AGM Insured)	5.00	08/01/2013	1,207,958
2,000,000	Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)±§	5.00	08/01/2039	2,053,260

				13,884,893

Virgin Islands: 0.47%
500,000	Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, NATL-RE & FGIC Insured)	5.00	10/01/2013	533,990
1,000,000	Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	5.25	10/01/2016	1,086,970

				1,620,960

Total Municipal Bonds and Notes (Cost $338,095,051)				339,093,440

Shares			Yield
Short-Term Investments: 0.30%

Investment Companies: 0.30%
1,039,894	Wells Fargo Advantage California Municipal Money Market Fund(l)(u)		0.14	1,039,894
Total Short-Term Investments (Cost $1,039,894)				1,039,894

Total Investments in Securities (Cost $339,134,945)*		98.72%		340,133,334
Other Assets and Liabilities, Net		1.28		4,406,234

Total Net Assets		100.00%		$344,539,568

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security.

^	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $339,175,307 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,903,008
Gross unrealized depreciation	(1,944,981)

Net unrealized appreciation	$958,027
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 41
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 98.19%

California: 97.15%
$3,000,000	Alameda Corridor Transportation Authority CA Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured)^	6.13%	10/01/2021	$2,488,680
3,660,000	Alameda Corridor Transportation Authority CA Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured)^	6.15	10/01/2018	2,288,781
1,105,000	Alisal CA Union School District Capital Appreciation 2006 Election Series A (GO — Local, AGM Insured)^	4.50	08/01/2017	823,534
5,900,000	Anaheim CA PFA Capital Appreciation Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)^	4.60	09/01/2018	4,158,792
15,110,000	Anaheim CA PFA Capital Appreciation Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)^	6.53	09/01/2025	5,896,375
2,195,000	Antelope Valley CA Health Care District Series A (Hospital Revenue, AGM Insured)	5.20	01/01/2017	2,197,173
1,635,000	Bay Area Governments Association CA State Payment Acceleration Notes (Miscellaneous Revenue, XLCA Insured)	5.00	08/01/2017	1,694,579
3,190,000	Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, AMBAC Insured)	5.75	08/01/2030	3,143,426
2,105,000	Brea CA PFA Tax Allocation Series A (Tax Revenue)	7.00	09/01/2023	2,158,572
1,500,000	British Columbia CA Capital Appreciation Series B (GO — Local, NATL-RE Insured)^	5.00	08/01/2018	1,030,230
1,500,000	Cabrillo CA USD Capital Appreciation Series A (GO — Local, AMBAC Insured)^	6.13	08/01/2021	791,880
65,000	California Educational Facilities Authority Prerefunded Pooled College Project Series B (Pre Refunded Revenue)	5.25	04/01/2024	65,176
7,000,000	California HFA AMT Home Mortgage Series E (Housing Revenue)	4.65	08/01/2022	6,330,730
3,615,000	California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	02/01/2042	3,668,647
6,935,000	California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	08/01/2042	6,814,123
2,235,000	California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	08/01/2030	2,269,575
4,900,000	California HFA AMT Home Mortgage Series J (Housing Revenue)	4.95	08/01/2022	4,611,096
750,000	California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	08/01/2047	721,118
6,440,000	California HFA AMT Home Mortgage Series K (Housing Revenue)	4.55	08/01/2021	5,879,269
4,500,000	California HFA AMT Home Mortgage Series M (Housing Revenue)	4.55	08/01/2021	4,108,185
2,670,000	California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	08/01/2037	2,711,786
1,330,000	California HFA MFHR Series B (Housing Revenue, AMBAC Insured)	6.05	08/01/2016	1,331,889
3,000,000	California HFFA Casa Colina Project (Hospital Revenue)	6.00	04/01/2022	3,013,440
3,280,000	California HFFA Catholic Healthcare West Series A (Hospital Revenue)	6.00	07/01/2029	3,401,426
2,275,000	California HFFA Catholic Healthcare West Series L (Hospital Revenue)	5.13	07/01/2022	2,359,994
3,600,000	California HFFA Paradise Estate (Continuing Care Retirement Community Revenue)	5.13	01/01/2022	3,628,872
5,400,000	California HFFA Providence Health and Services Series C (Hospital Revenue)	6.50	10/01/2038	5,911,002
6,000,000	California HFFA Stanford Hospital Series B (Hospital Revenue)	5.75	11/15/2031	6,167,880
1,000,000	California HFFA Sutter Health Series A (Hospital Revenue)	5.25	08/15/2022	1,032,770
6,000,000	California HFFA Sutter Health Series A (Hospital Revenue)	6.25	08/15/2031	6,023,400
2,750,000	California HFFA Sutter Health Series C (Hospital Revenue, AGM Insured)	5.13	08/15/2022	2,752,008
2,000,000	California HFFA The Episcopal Home (Continuing Care Retirement Community Revenue)	5.25	02/01/2021	2,001,880
5,250,000	California Housing Finance Agency Home Mortgage Series K AMT (Housing Revenue)	5.30	08/01/2023	5,141,273
3,000,000	California Housing Financing Agency Home Mortgage Series K AMT (Housing Revenue)	5.60	08/01/2038	2,870,100
3,000,000	California Infrastructure & Economic Development Bank Independent Systems Operator Series A (IDR)	6.25	02/01/2039	3,111,030
8,000,000	California Infrastructure & Economic Development Bank J. David Gladstone Institute Project (Miscellaneous Revenue)	5.25	10/01/2034	7,088,080
3,500,000	California Infrastructure & Economic Development Bank Kaiser Hospital LLC Series A (Hospital Revenue)	5.55	08/01/2031	3,470,145

42 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$2,000,000	California Infrastructure & Economic Development Bank Los Angeles YMCA Metropolitan Project (Miscellaneous Revenue, AMBAC Insured)	5.25%	02/01/2026	$1,935,160
1,750,000	California Infrastructure & Economic Development Bank School King City Unified High School (Miscellaneous Revenue)	5.75	08/15/2029	1,697,378
2,500,000	California Infrastructure & Economic Development Bank The Scripps Institute Series A (IDR)	5.00	07/01/2029	2,504,000
1,000,000	California Municipal Finance Authority Community Hospitals of Central California (Hospital Revenue)	5.00	02/01/2020	961,810
9,435,000	California PCFA Solid Waste Disposal Series A (IDR)±	5.00	01/01/2022	9,163,083
3,950,000	California Rural Home Mortgage Finance Authority Mortgage Backed Securities Series E (Housing Revenue, GNMA, FNMA & FHLMC Insured)	6.10	02/01/2046	4,025,682
55,000	California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series B (Housing Revenue, GNMA & FNMA Insured)	6.25	12/01/2031	55,590
85,000	California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series B5 (Housing Revenue, GNMA, FNMA & FHLMC Insured)	6.35	12/01/2029	88,398
3,550,000	California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series C (Housing Revenue, GNMA, FNMA & FHLMC Insured)	5.40	02/01/2046	3,446,127
650,000	California Rural Home Mortgage Finance Authority Mortgage-Backed Securities Series E (Housing Revenue, GNMA, FNMA & FHLMC Insured)	5.80	08/01/2043	650,891
1,090,000	California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	06/01/2021	1,090,458
2,140,000	California State (GO — State)	6.00	04/01/2035	2,190,033
4,930,000	California State (GO — State)	4.90	12/01/2025	4,488,962
5,000,000	California State (GO — State)	5.00	08/01/2025	4,898,450
7,000,000	California State (GO — State)	5.00	10/01/2029	6,616,610
2,000,000	California State (GO — State)	5.75	04/01/2028	2,040,580
2,520,000	California State Department of Transportation COP Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	03/01/2016	2,528,744
3,000,000	California State Department of Veterans Affairs Home Purchase Series A (Housing Revenue, AMBAC Insured)	5.30	12/01/2021	3,045,120
1,960,000	California State Department of Veterans Affairs Series A (Housing Revenue)	4.85	12/01/2022	1,873,878
2,000,000	California State Department of Veterans Affairs Series A (Housing Revenue, AMBAC Insured)	5.35	12/01/2027	2,000,360
2,880,000	California State DWR Power Supply Revenue Series C-7 (Utilities Revenue, AGM Insured)±§	0.38	05/01/2022	2,880,000
2,000,000	California State Kindergarten Series A8 (GO — State, Citibank NA LOC)±§	0.35	05/01/2034	2,000,000
2,825,000	California State Public Works Board Department of Health Services Series K (Miscellaneous Revenue)	5.00	11/01/2018	2,945,486
4,225,000	California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11/01/2028	4,247,942
2,210,000	California State Public Works California State University Project Series B-1 (Education Revenue)	5.70	03/01/2035	2,067,079
2,400,000	California State Public Works Department General Services Butterfield Series A (Miscellaneous Revenue)	5.25	06/01/2024	2,419,632
5,500,000	California State Public Works Department of General Services Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2027	5,113,515
2,000,000	California State Public Works Department of Mental Health Coaling Series A-A (Miscellaneous Revenue)	5.13	06/01/2029	1,837,740
3,200,000	California State University Fresno Association Incorporated Senior Auxiliary Organization Event Center Project (Pre Refunded Revenue)	6.00	07/01/2022	3,469,664
5,000,000	California State University Systemwide Series A (Education Revenue)	5.25	11/01/2038	4,949,100
5,540,000	California State Various Purposes (GO — State)	5.25	10/01/2025	5,558,836
7,000,000	California State Various Purposes (GO — State)	5.50	03/01/2040	6,772,500
7,300,000	California State Various Purposes (GO — State)	5.60	03/01/2036	7,164,147
11,380,000	California State Various Purposes (GO — State)	5.75	04/01/2031	11,475,478

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 43
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$7,290,000	California State Various Purposes (GO — State)	6.00%	04/01/2038	$7,441,195
835,000	California State Veterans Series BZ (GO — State, NATL-RE Insured)	5.35	12/01/2021	835,100
45,000	California State Water Department (Pre Refunded Revenue, AGM Insured)	5.13	12/01/2029	46,980
1,335,000	California Statewide CDA Aspire Public Schools (Education Revenue)	5.00	07/01/2020	1,265,300
1,000,000	California Statewide CDA Cathedral High School Project (Education Revenue, Allied Irish Bank plc LOC)±§	4.20	04/01/2033	1,000,000
990,000	California Statewide CDA COP Cedars Sinai Medical Center (Hospital Revenue)	6.50	08/01/2012	1,027,729
2,000,000	California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Hospital Revenue, NATL-RE-IBC Insured)	5.25	08/15/2029	1,864,820
2,000,000	California Statewide CDA COP Childrens Hospital Los Angeles MBIA (Hospital Revenue, NATL-RE, IBC, & Bank of New York Insured)	5.25	08/15/2029	1,864,820
1,900,000	California Statewide CDA COP SAVRS (Continuing Care Retirement Community Revenue, ACA Radian Insured)±§	0.78	05/15/2029	1,862,000
3,235,000	California Statewide CDA COP The Internext Group (Continuing Care Retirement Community Revenue)	5.38	04/01/2017	3,240,855
2,010,000	California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA Insured)	6.10	12/20/2035	2,024,512
1,190,000	California Statewide CDA Referendum International School Peninsula Project (Education Revenue)(i)	5.00	11/01/2016	1,163,463
4,000,000	California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, FSA Insured)	5.25	10/01/2027	4,013,560
3,765,000	California Statewide Community Development Authority Gas Supply (Utilities Revenue)±§	0.34	11/01/2040	3,765,000
2,000,000	California Statewide Community Development Authority Health Facilities Memorial Health Services Series A (Hospital Revenue)	5.50	10/01/2033	2,015,060
595,000	California Statewide Community Development Authority School Facilities Aspire Public Schools (Education Revenue)	5.20	07/01/2020	568,701
1,000,000	California Statewide Community Development Authority Valleycare Health System Series A (Hospital Revenue)	5.00	07/15/2022	891,470
10,000,000	Campbell CA Union School District Capital Appreciation Convertible Interest Series A (GO — Local)^	6.66	08/01/2035	4,619,000
1,215,000	Capistrano CA University School District School Facilities Improvement District #1 Series C (GO — Local, AGM Insured)	5.50	08/01/2022	1,252,373
60,000	Capitol Area Development Authority CA Series A (Miscellaneous Revenue, NATL-RE Insured)	6.50	04/01/2012	60,257
1,140,000	Carson CA RDA Tax Allocation Series A (Tax Revenue, NATL-RE Insured)	5.25	10/01/2020	1,159,163
1,075,000	Cathedral City CA PFA Capital Appreciation Series A (Tax Revenue, NATL-RE Insured)^	6.74	08/01/2024	437,676
1,085,000	Cathedral City CA PFA Capital Appreciation Series A (Tax Revenue, NATL-RE Insured)^	6.97	08/01/2026	374,162
5,000,000	Center USD California Capital Appreciation Series C (GO — Local, NATL-RE Insured)^	6.24	09/01/2021	2,596,900
3,600,000	Center USD California Election 1991 Series D (GO — Local, NATL-RE Insured)^	7.16	08/01/2028	1,048,176
2,645,000	Central Valley CA School District Financing Authority GO Program Series A (GO — Local, NATL-RE Insured)	6.45	02/01/2018	2,981,444
3,000,000	Chico CA PFA Redevelopment Project Area (Tax Revenue, NATL-RE Insured)	5.13	04/01/2021	3,008,520
1,500,000	Chula Vista CA IDR San Diego Gas Series D Remarketed 12/1/05 (IDR)	5.00	12/01/2027	1,453,335
1,000,000	College of The Sequoias Tulare Area Improvement District # 3 CA Election 2008 Series A (GO — Local, AGM Insured)^	6.20	08/01/2024	436,550
1,355,000	College of The Sequoias Tulare Area Improvement District # 3 CA Election 2008 Series A (GO — Local, AGM Insured)^	6.28	08/01/2025	549,940
3,000,000	Commerce CA Joint Power Financing Authority Redevelopment Project # 1 Series A (Tax Revenue, AMBAC Insured)	5.00	08/01/2026	2,758,710
6,895,000	Compton CA Community Redevelopment Agency Redevelopment Project 2nd Lien Series B (Tax Revenue)	5.75	08/01/2026	6,755,790
1,140,000	Compton CA Community Redevelopment Agency Redevelopment Project-2nd Lien (Tax Revenue)	5.00	08/01/2020	1,114,418
270,000	Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	08/01/2020	256,635

44 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$255,000	Contra Costa County CA GNMA Mortgage Backed Securities Program (Pre Refunded Revenue, GNMA Insured)	7.75%	05/01/2022	$325,750
750,000	Contra Costa County CA PFA Unrefunded Portion 2007 Pleasant Hill (Tax Revenue)	5.25	08/01/2028	704,865
5,510,000	Delano CA Union High School Election 2010 Series B (GO — Local, AGM Insured)	5.75	08/01/2035	5,748,859
1,500,000	Duarte CA COP Series A (Hospital Revenue)	5.25	04/01/2019	1,510,290
6,515,000	Duarte CA COP Series A (Hospital Revenue)	5.25	04/01/2024	6,410,695
3,315,000	Duarte CA RDA Capital Appreciation Sub Merged Redevelopment Project (Pre Refunded Revenue)^	4.25	12/01/2016	2,581,689
300,000	East Bay CA MUD Subseries A3 (GO — State)±§	0.35	06/01/2038	300,000
4,430,000	East Side CA Union High School District Santa Clara County Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	4.61	09/01/2018	3,120,226
5,185,000	East Side CA Union High School District Santa Clara County Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	4.77	09/01/2019	3,440,714
5,420,000	East Side CA Union High School District Santa Clara County Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	4.91	09/01/2020	3,385,224
2,500,000	El Monte CA COP Department of Public Services Facilities Project Phase II (Miscellaneous Revenue, AMBAC Insured)	5.25	01/01/2034	2,362,925
1,500,000	Elk Grove CA USD Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12/01/2024	1,557,780
500,000	Emeryville CA PFA Assessment Distribution Refinancing (Tax Revenue)	5.75	09/02/2014	500,570
1,750,000	Emeryville CA PFA Assessment Distribution Refinancing (Tax Revenue)	5.90	09/02/2021	1,686,825
360,000	Escondido CA Joint Powers Financing Authority Civic Center Project Series B (Pre Refunded Revenue, AMBAC Insured)	6.13	09/01/2011	372,650
8,385,000	Escondido CA Union High School Capital Appreciation Election 2008 Series A (GO — Local, AGM Insured)^	6.48	08/01/2027	2,916,806
2,000,000	Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, AGM Insured)	5.00	09/15/2032	1,898,300
2,455,000	Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2017	2,474,665
5,140,000	Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10/01/2027	4,813,559
4,785,000	Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10/01/2027	4,530,821
4,000,000	Foothill/Eastern Corridor Transportation Agency (Transportation Revenue)	5.75	01/15/2040	3,495,280
3,000,000	Foothill/Eastern Corridor Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured)±	5.80	01/15/2020	2,899,710
3,000,000	Foothill/Eastern Corridor Transportation Agency (Transportation Revenue, NATL-RE-IBC Insured)±	5.85	01/15/2023	2,879,850
1,000,000	Gilroy CA USD Election 2008 Series A (GO — Local, AGM Insured)	6.00	08/01/2027	1,085,760
585,000	Golden West Schools Financing Authority CA Capital Appreciation PG-A (GO — Local, NATL-RE Insured)^	5.35	08/01/2016	435,380
2,000,000	Golden West Schools Financing Authority CA Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	4.07	08/01/2015	1,661,560
1,925,000	Hawaiian Gardens CA RDA Project # 1 (Tax Revenue)	6.00	12/01/2013	1,949,813
160,000	Jamul-Dulzura CA Union School District Series C (GO — Local)	6.40	08/01/2016	160,691
5,370,000	Kaweah Delta Health Care District CA Election of 2003 (GO — Local, NATL-RE Insured)	5.25	08/01/2028	5,041,195
1,000,000	La Quinta CA Redevelopment Agency Tax Allocation Redevelopment Project Area Number 1 (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	1,008,620
3,010,000	Lake Elsinore CA School Financing Authority Horsethief Canyon (Tax Revenue)	5.63	09/01/2016	3,015,448
2,000,000	Lancaster CA Redevelopment Agency Tax Redevelopment Project Areas (Tax Revenue)	6.50	08/01/2029	2,111,460
1,000,000	Live Oak School District Santa Cruz County CA COP (Miscellaneous Revenue, AGM Insured)	5.50	08/01/2029	1,021,900
4,195,000	Lodi CA USD (GO — Local, NATL-RE Insured)	5.00	08/01/2022	4,264,973
1,500,000	Long Beach CA Bond Finance Authority CA (Tax Revenue, AMBAC Insured)	6.00	11/01/2017	1,628,625
5,000,000	Long Beach CA Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (Tax Revenue, AMBAC Insured)	5.00	08/01/2030	4,261,200

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 45
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$450,000	Long Beach CA Harbor Revenue Refunding Series A (Transportation Revenue, NATL-RE & FGIC Insured)	6.00%	05/15/2011	$458,636
2,310,000	Los Angeles CA Community Redevelopment Agency Manchester Social Services Project (Miscellaneous Revenue, AMBAC Insured)	5.00	09/01/2025	2,159,249
4,740,000	Los Angeles CA Community Redevelopment Agency MFHR The Alexandria (Housing Revenue, FNMA Insured)±§	4.90	08/15/2039	4,908,839
2,000,000	Los Angeles CA COP (Miscellaneous Revenue, AMBAC Insured)	6.00	11/01/2019	2,022,840
395,000	Los Angeles CA DW&P Prerefunded Power System Series A-2 (Pre Refunded Revenue, NATL-RE Insured)	5.38	07/01/2020	404,966
605,000	Los Angeles CA DW&P Unrefunded Power System Series A-2 (Utilities Revenue, NATL-RE Insured)	5.38	07/01/2020	616,725
95,000	Los Angeles CA Harbor Department (Pre Refunded Revenue)	7.60	10/01/2018	114,393
1,200,000	Los Angeles CA Housing Authority Reference Series A (Housing Revenue, FNMA Insured)	4.88	08/15/2027	1,173,864
2,000,000	Los Angeles CA Series A (GO — Local, NATL-RE Insured)	5.00	09/01/2021	2,027,960
1,000,000	Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	09/01/2018	1,061,130
470,000	Manteca CA RDA Amended Merged Project Area (Tax Revenue, XLCA Insured)	5.00	10/01/2014	503,652
2,135,000	Merced CA Union High School District Capital Appreciation Series A (GO — Local, NATL-RE & FGIC Insured)^	5.00	08/01/2018	1,466,361
1,000,000	Metropolitan Water District of Southern California Waterworks Series C-1 (Water & Sewer Revenue)±§	0.29	07/01/2036	1,000,000
1,000,000	Metropolitan Water District Southern California Waterworks Series B-3 (Water & Sewer Revenue)±§	0.25	07/01/2035	1,000,000
4,105,000	Monrovia CA RDA Central Redevelopment Project Area 1 (Tax Revenue, AMBAC Insured)	5.00	05/01/2021	4,108,038
1,435,000	Montebello CA USD Capital Appreciation (GO — Local, AGM Insured)^	5.64	08/01/2021	795,894
2,000,000	Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue)	6.50	03/01/2028	1,900,740
4,000,000	Mountain View Los Altos CA High School District Convertible Capital Appreciation Elect Series 2010-A (GO — Local)^	5.00	08/01/2030	2,004,120
350,000	Murrieta Valley CA USD PFA Capital Appreciation (GO — Local, AGM Insured)^	5.78	09/01/2022	179,893
1,785,000	Murrieta Valley CA USD PFA Capital Appreciation (GO — Local, AGM Insured)^	6.28	09/01/2025	720,729
1,080,000	Napa-Vallejo CA Waste Management Authority Solid Waste Transfer Facility (Resource Recovery Revenue)	5.50	02/15/2013	1,081,717
1,000,000	Natomas CA USD Series 1999 (GO — Local, NATL-RE Insured)	5.95	09/01/2021	1,079,070
2,000,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.82	07/01/2019	1,536,180
5,000,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.91	07/01/2027	3,326,350
50,000	Northern California Power Agency Public Power Prerefunded Balance (Pre Refunded Revenue, AMBAC Insured)	7.50	07/01/2023	65,769
2,000,000	Northern Inyo County CA Local Hospital District (GO — Local, AGC-ICC Insured)	5.60	08/01/2035	2,025,120
1,500,000	Norwalk-LA Mirada CA USD Election 2002 Series D (GO — Local, AGM Insured)^	6.07	08/01/2023	707,250
1,429,805	Oak Grove CA Union School District FlexFund Program (Miscellaneous Revenue)(i)	4.75	08/01/2027	1,227,445
2,970,000	Oakland CA Series A-Measure G (GO — Local, NATL-RE & FGIC Insured)	5.00	01/15/2027	2,940,864
1,130,000	Ontario CA RDA Redevelopment Project # 1 (Pre Refunded Revenue, NATL-RE Insured)	6.00	08/01/2015	1,206,139
1,110,000	Ontario CA RDFA Ontario Redevelopment Project # 1 (Pre Refunded Revenue, NATL-RE Insured)	5.80	08/01/2023	1,226,406
10,000,000	Palm Springs CA Certificate Zero Sub Series B (Pre Refunded Revenue)^	3.96	04/15/2021	6,667,300
290,000	Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	07/01/2018	275,111
500,000	Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	07/01/2023	455,390
1,841,314	Palo Verde CA USD FlexFund Program (Miscellaneous Revenue)(i)	4.80	09/01/2027	1,749,929
10,000,000	Palomar CA Community College Capital Appreciation Election 2006 Series B (GO — Local)^	5.50	08/01/2045	2,470,700
4,950,000	Palomar CA Pomerado Health Care District COP (Hospital Revenue)	5.50	11/01/2019	5,022,221
2,625,000	Pasadena CA Electric (Utilities Revenue, NATL-RE Insured)	5.00	06/01/2019	2,786,254

46 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$1,160,000	Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25%	01/01/2018	$1,325,915
1,030,000	Perris CA PFA Series A (Tax Revenue, NATL-RE Insured)	5.25	10/01/2020	1,047,314
2,045,000	Perris CA PFA Series A (Tax Revenue)	5.75	10/01/2031	1,990,235
2,000,000	Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, NATL-RE Insured)	5.50	05/01/2019	2,130,560
5,500,000	Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12/01/2032	4,889,225
2,635,000	Pioneer CA Union Elementary School District COP (Miscellaneous Revenue, NATL-RE Insured)	5.00	08/01/2029	2,648,096
2,515,000	Placentia CA RDA Series A (Tax Revenue)	5.85	08/01/2032	2,448,780
2,480,000	Pomona CA USD Series A (GO — Local, NATL-RE Insured)	6.55	08/01/2029	2,731,596
2,070,000	Port of Oakland CA Revenue Unrefunded Balance AMT Series L (Transportation Revenue, NATL-RE & FGIC Insured)	5.38	11/01/2027	1,967,556
4,385,000	Port of Oakland CA Revenue Unrefunded Balance Series M (Transportation Revenue, NATL-RE-IBC & FGIC Insured)	5.38	11/01/2027	4,167,986
9,035,000	Port of Oakland CA Series K Unrefunded Balance (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	11/01/2021	9,042,770
1,775,000	Port of Oakland CA Series L Unrefunded Balance (Transportation Revenue, NATL-RE & FGIC Insured)	5.50	11/01/2020	1,807,909
3,600,000	Port of Redwood City CA (Transportation Revenue)	5.13	06/01/2030	3,237,588
785,000	Redlands CA RDA Project Area Series A (Tax Revenue, AMBAC Insured)	4.63	08/01/2022	736,236
3,505,000	Redwood City CA RDA Capital Appreciation Project Area 2-A (Tax Revenue, AMBAC Insured)^	7.36	07/15/2030	857,043
1,000,000	Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	09/01/2021	982,110
5,000,000	Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	08/01/2037	5,085,600
165,000	Richmond CA Joint Powers Financing Authority Lease & Gas Tax Series A (Miscellaneous Revenue)	5.25	05/15/2013	165,160
7,500,000	Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	07/01/2024	7,913,250
8,745,000	Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Hospital Revenue, NATL-RE Insured)^	6.83	06/01/2026	3,109,897
1,250,000	Riverside County CA Mortgage Series A (Pre Refunded Revenue, GNMA Insured)	7.80	05/01/2021	1,676,713
3,645,000	Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	05/01/2022	3,854,041
2,000,000	Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	07/01/2024	2,089,040
2,350,000	Sacramento CA City Financing Authority Capital Appreciation (Tax Revenue, NATL-RE & FGIC Insured)^	6.58	12/01/2021	1,160,101
2,500,000	Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.40	11/01/2020	2,638,550
1,985,000	Sacramento CA GNMA Mortgage Series A (Pre Refunded Revenue)	8.25	01/01/2021	2,663,612
405,000	Sacramento CA MUD Series F (Pre Refunded Revenue)	5.38	12/01/2013	434,411
1,085,000	Sacramento County CA Animal Care Youth Detention (Miscellaneous Revenue, AMBAC Insured)	5.00	10/01/2025	1,033,745
1,250,000	Sacramento County CA Sanitation Refunding (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2027	1,247,125
3,500,000	San Bernardino County CA Certificates Medical Center Financing Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	08/01/2028	3,175,795
8,000,000	San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	08/01/2020	8,418,000
3,285,000	San Bernardino County CA COP Arrowhead Project Series B (Miscellaneous Revenue)	5.25	08/01/2019	3,470,175
3,270,000	San Bernardino County CA Financing Authority CTF Housing Facilities Project (Tax Revenue, NATL-RE Insured)	5.50	06/01/2037	2,928,776
4,950,000	San Diego CA Public Facilities Financing Refunding Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	02/15/2026	4,789,175
5,000,000	San Diego CA Public Facilities Financing Refunding Senior Series A (Water & Sewer Revenue)	5.25	05/15/2029	5,183,200

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 47
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$4,825,000	San Diego CA Public Facility Financing Authority Ball Park Series A (Miscellaneous Revenue, AMBAC Insured)	5.25%	02/15/2032	$4,427,517
885,000	San Diego CA RDA Capital Appreciation Tax Allocation Centre (Tax Revenue, AGM Insured)^	6.07	09/01/2023	414,950
1,060,000	San Diego CA RDA Centre City Sub Parking Series B (Tax Revenue)	5.30	09/01/2020	1,060,721
575,000	San Diego CA Redevelopment Agency (Tax Revenue)	5.00	09/01/2025	532,611
1,000,000	San Diego CA Redevelopment Agency Tax Naval Training Center Series A (Tax Revenue)	5.50	09/01/2030	917,790
1,865,000	San Diego County CA Regional Transportation Community Limited Tax Series D (Tax Revenue)±§	0.35	04/01/2038	1,865,000
2,500,000	San Francisco CA City & County Airports Second Series F (Airport Revenue)	5.00	05/01/2035	2,317,450
3,000,000	San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	04/01/2026	3,024,990
1,645,000	San Francisco CA City & Mission Bay South RDA Series D (Tax Revenue)	6.25	08/01/2027	1,679,907
1,000,000	San Francisco CA City & Mission Bay South RDA Series D (Tax Revenue)	6.63	08/01/2039	1,030,840
100,000	San Joaquin County CA COP Refunding General Hospital Project (Miscellaneous Revenue, NATL-RE Insured)	5.13	09/01/2011	100,784
4,060,000	San Joaquin Hills CA Transportation Corridor Agency Capital Appreciation Series A (Transportation Revenue, NATL-RE Insured)^	6.64	01/15/2015	3,118,892
2,040,000	San Jose CA Libraries & Parks Project (GO — Local)	5.13	09/01/2031	2,042,040
3,000,000	San Jose CA Libraries Parks & Public Safety Projects (GO — Local)	5.00	09/01/2021	3,171,930
2,000,000	San Jose CA RDA Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	08/01/2025	1,862,500
1,650,000	San Jose CA RDA Merged Area Redevelopment Project Series C (Tax Revenue, NATL-RE Insured)	5.00	08/01/2026	1,509,371
8,320,000	San Jose CA RDA Merged Area Redevelopment Project Series D (Tax Revenue, AMBAC Insured)	5.00	08/01/2023	8,039,866
3,500,000	San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Housing Series A-1 (Tax Revenue)	5.50	08/01/2035	3,289,125
1,745,000	San Jose CA USD Santa Clara County Series A (GO — Local, AGM Insured)	5.00	08/01/2021	1,799,776
2,680,000	San Jose CA USD Santa Clara County Series A (GO — Local, AGM Insured)	5.00	08/01/2022	2,753,432
1,205,000	San Jose CA USD (Miscellaneous Revenue, AGM Insured)^	4.87	01/01/2021	743,316
3,175,000	San Jose CA USD (Miscellaneous Revenue, AGM Insured)^	5.86	01/01/2026	1,335,024
2,965,000	San Juan CA USD Captial Appreciation Election 2002 Series A (GO — Local, NATL-RE Insured)^	6.79	08/01/2028	918,053
1,360,000	San Marcos CA PFA (Pre Refunded Revenue)^	3.23	01/01/2019	1,050,818
1,705,000	San Rafael CA City High School Election of 1999 Series B (GO — Local, AGM Insured)	5.00	08/01/2027	1,706,722
1,260,000	San Rafael City CA High School District Capital Appreciation Election of 2002 Series B (GO — Local, NATL-RE & FGIC Insured)^	5.71	08/01/2023	620,059
2,530,000	Sanger CA USD Refunding Revenue (GO — Local, NATL-RE Insured)	5.60	08/01/2023	2,604,559
3,000,000	Santa Ana CA Financing Authority Inner City Commuter Series C (Tax Revenue)	5.60	09/01/2019	3,004,500
20,495,000	Santa Ana CA USD Capital Appreciation Election 2008 Series B (GO — Local, AGM Insured)^	6.83	08/01/2038	3,223,249
4,975,000	Santa Clara CA Subseries B (Utilities Revenue, Dexia Credit Local LOC)±§	0.34	07/01/2027	4,975,000
5,000,000	Santa Clara County CA Financing Authority El Camino Series A (Hospital Revenue, AMBAC Insured)	5.75	02/01/2041	4,833,300
3,000,000	Santa Clara County CA Housing Authority Blossom River Apartments Series A (Housing Revenue)	6.50	09/01/2039	2,434,170
2,100,000	Santa Cruz County CA RDA California Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	09/01/2029	2,210,649
1,505,000	School Facilities Financing Authority CA Grant Joint Union High School Series A (GO — Local, AGM Insured)^	5.60	08/01/2020	886,310
1,970,000	Simi Valley CA USD Capital Improvement Projects (Miscellaneous Revenue, AMBAC Insured)	5.25	08/01/2022	1,974,827

48 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$3,000,000	Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50%	08/01/2028	$3,113,520
1,020,000	Sonoma Valley CA USD Capital Appreciation Election 2010 Series A (GO — Local)^	6.67	08/01/2027	344,158
2,015,000	South Gate CA PFA South Gate Redevelopment Project # 1 (Tax Revenue, XLCA Insured)	5.25	09/01/2019	2,035,775
875,000	South Pasadena CA USD Series A (GO — Local, FGIC Insured)	5.55	11/01/2020	987,656
2,700,000	Southern California Logistics Airport Authority Housing Set Aside Revenue (Tax Revenue, XLCA Insured)	5.00	12/01/2036	1,813,428
1,270,000	Southern California Public Power Authority (Utilities Revenue)	6.75	07/01/2011	1,309,459
3,515,000	Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	05/01/2033	3,638,236
5,690,000	Sulphur Springs CA Union School District Interest Accrual Series A (GO — Local, NATL-RE Insured)	2.64	09/01/2013	5,302,852
2,005,000	Susanville CA Public Financing Authority Refunding Senior Utility Enterprise Series A (Utilities Revenue, AGM Insured)	4.75	06/01/2030	1,778,636
2,590,000	Sweetwater CA Unified High School District PFA Series A (Tax Revenue, AGM Insured)	5.00	09/01/2026	2,457,599
1,310,000	Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2034	1,187,502
2,690,000	Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2034	2,447,254
1,000,000	Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10/01/2033	1,051,210
3,000,000	Tulare CA PFFA Capital Facilities Project (Water & Sewer Revenue, AGM Insured)	5.25	04/01/2027	3,054,030
13,440,000	Union City CA Community RDA Redevelopment Project (Tax Revenue, AGM Insured)	5.25	10/01/2033	12,624,326
5,110,000	Union City CA Community RDA Series A (Tax Revenue, AMBAC Insured)	5.38	10/01/2034	4,474,367
3,000,000	University of California Regents Medical Center Series D (Hospital Revenue)	5.00	05/15/2026	3,017,700
465,000	University of California Revenues Unrefunded Balance UCLA Medical Center Series A (Hospital Revenue, AMBAC Insured)	5.25	05/15/2030	436,984
2,745,000	Upland CA COP Sanitary Antonio Community Hospital Project (Hospital Revenue)	5.00	01/01/2018	2,746,976
1,260,000	Vacaville CA USD (Miscellaneous Revenue, AGM Insured)	6.50	12/01/2034	1,347,419
1,000,000	Vallejo City CA USD Refunding Series A (GO — Local, NATL-RE Insured)	5.90	02/01/2017	1,079,700
1,000,000	Ventura County CA MFHR Mira Vista Senior Apartments Series A (Housing Revenue, AMBAC Insured)	5.05	12/01/2026	795,130
2,500,000	Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	09/01/2037	2,416,550
1,135,000	Walnut Valley CA USD Series C (Pre Refunded Revenue, FGIC Insured)	5.75	08/01/2015	1,139,790
1,080,000	West Contra Costa CA USD Election 2005 Series B (GO — Local)	6.00	08/01/2027	1,110,888
6,000,000	West Contra Costa CA USD Election 2005 Series C-1 (GO — Local, AGM Insured)^	5.76	08/01/2021	3,286,920
2,000,000	West Contra Costa CA (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2029	1,993,100
1,000,000	West Fresno CA Elementary School District Election 1997 Series C (GO — Local, AGM Insured)	6.60	05/01/2035	1,099,290
2,395,000	Windsor CA Joint Powers Financing Authority Windsor Civic Center Series A (Miscellaneous Revenue, AGM Insured)	5.38	10/01/2018	2,488,038
1,525,000	Wiseburn CA School District Capital Appreciation (GO — Local, AGM Insured)^	6.48	08/01/2027	530,487
4,930,000	Woodland CA Joint USD Refunding (GO — Local, AGM Insured)	4.75	08/01/2026	5,079,133
1,810,000	Yorba Linda CA RDA Capital Appreciation Redevelopment Series A (Tax Revenue, NATL-RE Insured)^	5.18	09/01/2019	1,160,590
				717,030,921

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 49
CALIFORNIA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Guam: 0.13%
$1,000,000	Guam GO Section 30 Series A (Tax Revenue)	5.38%	12/01/2024	$984,090

Virgin Islands: 0.91%
5,000,000	Virgin Islands PFA Revenue (Tax Revenue)	5.00	10/01/2029	4,659,550
2,000,000	Virgin Islands PFA Series A (Tax Revenue)	6.75	10/01/2037	2,058,620
				6,718,170

Total Municipal Bonds and Notes (Cost $733,500,151)				724,733,181

Shares		Yield
Short-Term Investments: 0.66%
Investment Companies: 0.66%
4,863,244	Wells Fargo Advantage California Municipal Money Market Fund(l)(u)	0.14		4,863,244
Total Short-Term Investments (Cost $4,863,244)				4,863,244

Total Investments in Securities (Cost $738,363,395)*	98.85%	729,596,425
Other Assets and Liabilities, Net	1.15	8,459,938

Total Net Assets	100.00%	$738,056,363

(I)	Investment in an affiliate.

^	Zero coupon security. Rate represents yield to maturity.

(i)	Illiquid security.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $738,363,395 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,850,546
Gross unrealized depreciation	(22,617,516)

Net unrealized depreciation	$(8,766,970)
The accompanying notes are an integral part of these financial statements.

50 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
COLORADO TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 97.60%
Arizona: 1.97%
$2,000,000	Salt River Project AZ Agricultural Improvement & Power Distribution Electric Systems Series A (Utilities Revenue)	5.00%	01/01/2038	$1,991,200

California: 1.05%
1,120,000	Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	03/01/2036	1,060,214

Colorado: 89.48%
365,000	Arapahoe County CO Centennial 25 Metropolitan District (GO — Local)	6.38	12/01/2016	355,620
200,000	Arapahoe County CO School District #006 (GO — Local, NATL-RE & FGIC Insured)	5.25	12/01/2021	217,082
500,000	Arapahoe County CO Water & Wastewater Authority (Utilities Revenue, AGM Insured)	5.00	12/01/2033	482,140
2,000,000	Arapahoe County CO Water & Wastewater Public Improvement District Project Series A (GO — Local, NATL-RE Insured)	5.13	12/01/2032	1,888,040
750,000	Arapahoe County CO Water & Wastewater Public Improvement District Series B (GO — Local)	4.63	12/01/2034	717,030
2,000,000	Arkansas CO River Power Authority (Utilities Revenue)	6.00	10/01/2040	1,911,840
3,000,000	Aurora CO Children Hospital Association (Hospital Revenue)	5.00	12/01/2040	2,768,550
2,000,000	Aurora CO COP Series A (Miscellaneous Revenue)	5.00	12/01/2027	2,031,560
150,000	Canon City CO Finance Authority COP (Miscellaneous Revenue, AGM Insured)	5.00	12/01/2032	145,715
1,000,000	Cherry Creek CO Business Improvement District # 1 (GO — Local)	5.00	12/01/2032	985,550
1,250,000	Colorado ECFA (Miscellaneous Revenue)	5.25	06/01/2021	1,275,175
2,500,000	Colorado ECFA Alexander Dawson School Colorado Project (Education Revenue)	5.00	02/15/2040	2,346,925
1,000,000	Colorado ECFA Charter School American Academy Project (Education Revenue, Moral Obligation Insured)	7.25	12/01/2028	1,108,380
1,000,000	Colorado ECFA Charter School American Academy Project (Education Revenue, Moral Obligation Insured)	7.38	12/01/2028	1,116,240
480,000	Colorado ECFA Charter School Banning Lewis (Education Revenue)	6.13	12/15/2035	396,240
1,040,000	Colorado ECFA Charter School Collegiate Project (Education Revenue, XLCA Insured)	5.00	06/15/2019	1,060,914
1,165,000	Colorado ECFA Charter School Collegiate Project (Education Revenue, XLCA Insured)	5.25	06/15/2024	1,151,696
750,000	Colorado ECFA Charter School Community Leadership (Education Revenue)	6.25	07/01/2028	666,128
1,000,000	Colorado ECFA Charter School Flagstaff Series A (Education Revenue)	6.75	08/01/2028	930,530
500,000	Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12/01/2039	442,745
1,230,000	Colorado ECFA Charter School Series B (Education Revenue)	6.13	11/01/2020	1,216,925
750,000	Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11/15/2028	796,890
1,000,000	Colorado ECFA Charter School University Lab School Project (Pre Refunded Revenue)	5.75	06/01/2016	1,021,880
590,000	Colorado ECFA Cheyenne Mountain Charter Series A (Education Revenue, Moral Obligation Insured)	5.25	06/15/2029	536,104
100,000	Colorado ECFA Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2023	94,580
1,445,000	Colorado ECFA Parker Core Charter (Education Revenue, XLCA Insured)	5.00	11/01/2024	1,393,168
1,500,000	Colorado ECFA Pinnacle Charter School Project (Pre Refunded Revenue)	6.00	12/01/2021	1,574,865
1,265,000	Colorado ECFA Refunding University Corporation Atmosphere Project (Education Revenue, GO of Corporation Insured)	5.00	09/01/2032	1,224,267
2,735,000	Colorado ECFA Student Housing Campus Village Apartment (Housing Revenue)	5.50	06/01/2033	2,596,527
2,305,000	Colorado ECFA University Denver Project (Education Revenue, NATL-RE & FGIC Insured)	5.25	03/01/2026	2,377,999
1,000,000	Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Hospital Revenue)±§	5.25	11/15/2027	991,100
1,000,000	Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Hospital Revenue)±§	5.25	11/15/2035	968,900
15,000	Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded (Pre Refunded Revenue)±§	5.25	10/01/2038	16,792
85,000	Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Hospital Revenue)±§	5.25	10/01/2038	93,220
1,000,000	Colorado Health Facilities Authority Catholic Health Initiatives Series D (Hospital Revenue)	6.25	10/01/2033	1,063,690

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 51
COLORADO TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Colorado (continued)
$990,000	Colorado Health Facilities Authority Exempla Incorporated Series A (Hospital Revenue)	5.50%	01/01/2023	$1,047,519
900,000	Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Hospital Revenue)	5.00	09/01/2025	855,639
2,000,000	Colorado Health Facilities Authority Parkview Medical Center Project (Pre Refunded Revenue)	6.50	09/01/2020	2,079,800
1,250,000	Colorado Health Facilities Authority Sisters Charity Healthcare Series A (Pre Refunded Revenue, AMBAC Insured)	6.25	05/15/2011	1,277,575
2,975,000	Colorado HFA Birchwood Manor Project A (Housing Revenue, GNMA Insured)	5.50	09/20/2036	2,938,437
405,000	Colorado HFA Company Series E2 (Housing Revenue, NATL-RE-IBC Insured)	7.00	02/01/2030	419,382
1,820,000	Colorado HFA Multifamily Project Class II Series A2 (Housing Revenue)	5.40	10/01/2029	1,819,836
180,000	Colorado HFA Series E3 (Housing Revenue)	6.60	08/01/2017	183,055
635,000	Colorado HFA Single Family Mortgage Class I Series A (Housing Revenue, FHA VA Guaranteed Insured)	5.50	11/01/2029	634,949
345,000	Colorado HFA Single Family Mortgage Class III Series A3 (Housing Revenue)	5.25	05/01/2032	345,828
1,605,000	Colorado HFA Single Family Mortgage Class III Series A4 (Housing Revenue)	4.75	05/01/2030	1,582,674
1,095,000	Colorado HFA Single Family Mortgage Class III Series B3 (Housing Revenue, GO of Authority Insured)	5.25	05/01/2032	1,097,628
1,950,000	Colorado HFA Single Family Program Series A2 (Housing Revenue)(h)	6.45	04/01/2030	2,055,495
205,000	Colorado HFA Single Family Program Series A2 (Housing Revenue)	6.50	08/01/2031	214,793
40,000	Colorado HFA Single Family Program Series A3 (Housing Revenue)	6.50	05/01/2016	41,554
325,000	Colorado HFA Single Family Program Series B2 (Housing Revenue)	6.10	08/01/2023	336,248
1,525,000	Colorado HFA Single Family Program Series B2 (Housing Revenue, NATL-RE-IBC Insured)	6.80	02/01/2031	1,568,127
530,000	Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.70	08/01/2017	564,174
240,000	Colorado HFA Single Family Program Series B3 (Housing Revenue)	6.55	08/01/2033	252,122
245,000	Colorado HFA Single Family Program Series C3 (Housing Revenue, FHA Insured)	6.38	08/01/2033	261,023
1,320,000	Colorado Mountain Junior College District Student Housing Facilities (Education Revenue, NATL-RE Insured)	5.00	06/01/2023	1,323,221
1,160,000	Colorado Springs CO Public Facilities Authority COP Olympic Committee Project (GO — Local, AGM Insured)	5.00	11/01/2028	1,142,438
1,000,000	Colorado State COP Fitzsimons Academic Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	11/01/2030	983,870
1,810,000	Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.88	09/01/2017	1,824,878
1,000,000	Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	5.00	09/01/2019	1,003,130
1,000,000	Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	09/01/2024	1,018,480
55,000	Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Water & Sewer Revenue)	5.13	09/01/2018	55,178
30,000	Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Water & Sewer Revenue)	5.00	09/01/2019	30,094
1,000,000	Denver CO City & County Better Denver & Zoo Series A (GO — Local)	5.00	08/01/2025	1,075,020
820,000	Denver CO City & County Series A (Airport Revenue, AMBAC Insured)	6.00	11/15/2012	822,698
2,000,000	Denver CO City & County Series A (Tax Revenue, AGM Insured)	6.00	09/01/2021	2,273,600
1,250,000	Denver CO City & County Series A (Airport Revenue, XLCA Insured)	5.00	11/15/2022	1,273,175
1,205,000	Denver CO Convention Center (IDR, XLCA Insured)	5.00	12/01/2030	984,895
1,000,000	Douglas County CO School District # 1 Douglas & Elbert Counties (GO — State, NATL-RE & FGIC State Aid Withheld Insured)	5.75	12/15/2022	1,167,570
2,455,000	E-470 Public Highway Authority CO Capital Appreciation Senior Series B (Transportation Revenue, NATL-RE Insured)^	6.28	09/01/2020	1,348,630
6,000,000	E-470 Public Highway Authority CO Capital Appreciation Series A (Transportation Revenue, NATL-RE Insured)^	7.66	09/01/2034	1,002,960
625,000	Eagle River CO Water & Sanitation District (Water & Sewer Revenue, AGM Insured)	5.13	12/01/2039	630,988

52 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
COLORADO TAX-FREE FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Colorado (continued)
$1,000,000	Fort Collins CO COP Series A (Miscellaneous Revenue, AMBAC Insured)		5.38%	06/01/2025	$1,036,070
715,000	Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)		5.00	12/01/2026	721,628
1,395,000	Garfield County CO School District Series RE 2 (GO — Local, AGM Insured)		5.25	12/01/2021	1,514,147
1,000,000	Glendale CO COP (Miscellaneous Revenue, XLCA Insured)		5.00	12/01/2025	998,920
525,000	Highlands Ranch Metropolitan District # 2 CO Prerefunded (Pre Refunded Revenue, FSA Insured)		6.50	06/15/2011	539,763
475,000	Highlands Ranch Metropolitan District # 2 CO Unrefunded Balance (GO — Local, FSA Insured)		6.50	06/15/2011	488,158
485,000	Inverness Water & Sanitation District CO Arapahoe & Douglas Counties Series A (GO — Local, Radian Insured)		4.60	12/01/2019	471,435
2,000,000	Jefferson County CO School District # R001 (GO — Local, NATL-RE State Aid Withholdings Insured)		6.50	12/15/2011	2,113,740
600,000	North Range Metropolitan District # 1 CO (GO — Local, ACA Insured)		5.00	12/15/2024	485,874
340,000	Park Meadows Business Improvement District CO Shared Sales Tax Revenue (Tax Revenue)		5.00	12/01/2017	333,180
1,000,000	Regional Transportation District CO COP Transit Vehicles-A (Miscellaneous Revenue, AMBAC Insured)		5.00	12/01/2022	1,019,040
1,000,000	Sterling Hills West Metropolitan District CO (GO — Local, AGM Insured)		5.00	12/01/2031	984,660
1,000,000	Superior Metropolitan District # 1 CO (Tax Revenue, AMBAC Insured)		5.00	12/01/2028	864,410
2,000,000	University of Colorado Hospital Authority Series A (Hospital Revenue)		6.00	11/15/2029	2,038,380
1,980,000	Vista Ridge Metropolitan District CO Series A (GO — Local, Radian Insured)		5.00	12/01/2036	1,331,431
					90,442,526

Guam: 0.48%
500,000	Guam Government Limited Obligation Section 30 Series A (Tax Revenue)		5.75	12/01/2034	486,060

Puerto Rico: 1.29%
1,305,000	Puerto Rico Highway & Transportation Authority Series L (Transportation Revenue, NATL-RE Insured)		5.25	07/01/2023	1,304,413

Virgin Islands: 3.33%
1,000,000	Virgin Islands PFA Revenue (Tax Revenue)		5.00	10/01/2029	931,910
2,500,000	Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)		5.00	10/01/2025	2,431,171
					3,363,081

Total Municipal Bonds and Notes (Cost $101,431,953)					98,647,494

Shares			Yield
Short-Term Investments: 2.71%
Investment Companies: 2.71%
2,740,101	Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)		0.18		2,740,101

Total Short-Term Investments (Cost $2,740,101)					2,740,101
Total Investments in Securities (Cost $104,172,054)*		100.31%			101,387,595
Other Assets and Liabilities, Net		(0.31)			(313,953)

Total Net Assets		100.00%			$101,073,642

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 53
COLORADO TAX-FREE FUND

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(h)	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

^	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $104,172,054 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,793,986
Gross unrealized depreciation	(4,578,445)
Net unrealized depreciation	$(2,784,459)
The accompanying notes are an integral part of these financial statements.

54 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.00%

Alabama: 1.70%
$2,640,000	Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12/01/2017	$3,010,154
2,650,000	Alabama Public School & College Authority Series A (Tax Revenue)	5.00	05/01/2017	3,018,085
6,000,000	Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	6,297,180
1,000,000	Jefferson County AL School Warrants (GO — Local, AGM Insured)	5.20	02/15/2012	995,960
3,480,000	Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2016	3,336,206
3,000,000	Mobile AL Industrial Development Board Alabama Power Company Barry Series C (IDR)±§	5.00	06/01/2034	3,294,990

				19,952,575

Alaska: 0.04%
350,000	Alaska Energy Authority Bradley Lake Fourth Series (GO — State, AGM GO of Authority Insured)	6.00	07/01/2015	398,251
55,000	Northern Tobacco Securitization Corporation AK Tobacco Settlement Revenue Asset-Backed Bonds (Tobacco Revenue)	4.80	06/01/2011	56,011

				454,262

Arizona: 2.58%
2,750,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Hospital Revenue)±§	1.34	02/01/2042	2,510,943
4,875,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Hospital Revenue)±§	1.19	02/01/2042	4,478,321
5,000,000	Arizona Lottery Series A (Tax Revenue, AGM Insured)	5.00	07/01/2027	4,933,700
2,600,000	Arizona School Facilities Board Revenue Refunding State School Trust (GO — Local, AMBAC Insured)	4.00	07/01/2015	2,717,052
2,800,000	Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	2,995,048
2,290,000	Goodyear AZ McDowell Road Commercial Corridor Improvement District (Transportation Revenue, AMBAC Insured)	5.25	01/01/2020	2,407,683
5,000,000	Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	07/01/2029	4,899,550
915,000	Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12/01/2015	946,568
2,160,000	Tempe AZ Series A (GO — Local)	4.00	07/01/2019	2,308,630
1,450,000	University AZ COP Projects Series B (Education Revenue, AMBAC Insured)	5.00	06/01/2021	1,461,745
205,000	Verrado AZ Community Facilities District # 1 (GO — Local)	6.00	07/15/2013	211,402
430,000	Verrado AZ Community Facilities District # 1 (GO — Local)	4.85	07/15/2014	426,771

				30,297,413

Arkansas: 0.12%
1,330,000	Rogers AR Capital Improvement (GO — Local, XLCA Insured)	4.25	03/01/2031	1,350,841

California: 13.67%
5,590,000	Alameda Corridor Transportation Authority CA Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured)^	6.15	10/01/2018	3,495,707
4,405,000	Alhambra CA COP Police Facilities (Miscellaneous Revenue, AMBAC Insured)	6.75	09/01/2023	4,976,020
1,010,000	Bass Lake CA Elementary School District Appreciation Election 2006 Project (GO — Local, AGM Insured)^	6.80	08/01/2036	182,992
13,000,000	California Department of Water Restoration Power Supply Project Series L (Utilities Revenue)	5.00	05/01/2019	14,478,880
1,800,000	California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	02/01/2024	1,825,632
1,000,000	California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75	02/01/2039	1,006,080
8,525,000	California Municipal Finance Authority (Education Revenue, Allied Irish Bank plc LOC)±§	4.25	09/01/2036	8,525,000

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 55
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$1,865,000	California State DWR Central Valley Project Series AF (Water & Sewer Revenue)	5.00%	12/01/2021	$2,061,813
1,500,000	California State DWR Power Supply (Water & Sewer Revenue)	5.00	05/01/2021	1,608,630
7,035,000	California State DWR Power Supply Subseries F-5 (Utilities Revenue)	5.00	05/01/2022	7,477,924
1,500,000	California State Public Works Board University CA Institute Project C (Miscellaneous Revenue)	5.00	04/01/2030	1,481,625
1,890,000	California State Public Works Board University of California Research Project Series L (Education Revenue, NATL-RE Insured)	5.25	11/01/2028	1,900,263
1,005,000	Colton CA USD Election 2208 Project Series B (GO — Local, AGM Insured)^	6.48	08/01/2027	349,599
2,005,000	Colton CA USD Election 2208 Project Series B (GO — Local, AGM Insured)^	6.63	08/01/2029	597,711
1,000,000	Colton CA USD Election 2208 Project Series B (GO — Local, AGM Insured)^	6.70	08/01/2030	275,630
1,500,000	Dinuba CA Redevelopment Agency Merged City Redevelopment Project # 2 (Tax Revenue)	4.45	10/01/2011	1,501,515
2,000,000	Gilroy CA USD Appreciation Bond Anticipation Notes (GO — Local)^	3.00	04/01/2013	1,869,360
2,100,000	Glendora CA USD Appreciation 2005 Election Project Series B (GO — Local, AGM Insured)^	6.86	08/01/2031	524,979
5,470,000	Glendora CA USD Appreciation 2005 Election Project Series B (GO — Local, AGM Insured)^	7.03	08/01/2035	1,005,495
2,565,000	Lakeside CA USD Election 2008 Series A (GO — Local)^	3.76	06/01/2014	2,256,944
2,000,000	Long Beach CA Community College District Bond Anticipation Notes Series A (GO — Local)	9.85	01/15/2013	2,314,680
2,000,000	Los Angeles CA Department Airports Series A (Airport Revenue)	4.00	05/15/2019	2,038,880
3,000,000	Los Angeles CA Harbor Department Series C (Transportation Revenue)	5.00	08/01/2021	3,251,850
7,725,000	Los Angeles CA Harbor Department Series C (Transportation Revenue)	5.25	08/01/2023	8,192,749
2,380,000	Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	09/01/2018	2,556,168
1,925,000	Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	09/01/2019	1,975,936
1,640,000	Los Angeles CA USD Election 2005 Series E (GO — Local, AGM Insured)	5.00	07/01/2022	1,705,436
5,000,000	Los Angeles CA Wastewater System Refunding (Water & Sewer Revenue, AGM Insured)	5.00	06/01/2022	5,175,900
1,750,000	Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue, AMBAC Insured)	5.00	07/01/2035	1,750,000
1,215,000	Nevada County CA COP (Miscellaneous Revenue, NATL-RE Insured)	5.25	10/01/2019	1,221,233
845,000	New Haven CA USD Capital Appreciation Project (GO — Local, AGM Insured)^	6.63	08/01/2029	251,903
6,000,000	New Haven CA USD Capital Appreciation Project (GO — Local, AGM Insured)^	6.78	08/01/2033	1,333,980
2,200,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.79	07/01/2017	1,896,708
18,500,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.82	07/01/2019	14,209,665
5,150,000	Northern California Power Agency Series A (Utilities Revenue)	5.25	08/01/2023	5,318,405
1,000,000	Oakland CA USD Alameda County Election 2006 Project Series A (GO — Local)	6.50	08/01/2020	1,127,170
1,655,000	Pasadena CA Public Financing Authority Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	03/01/2021	1,732,007
3,000,000	Patterson CA USD Capital Appreciation 2008 Election Project Series B (GO — Local, FSA Insured)^	6.81	08/01/2033	662,640
2,000,000	Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	07/01/2024	2,110,200
325,000	Rio Hondo CA Community College District (GO — Local)^	6.53	08/01/2026	119,581
2,860,000	Rio Hondo CA Community College District (GO — Local)^	6.80	08/01/2030	773,516
1,000,000	Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	02/15/2015	1,051,940
2,000,000	Sacramento County CA Airport Systems (Airport Revenue)	5.00	07/01/2025	1,987,780
5,000,000	San Diego CA USD Election 1998 Series E-2 (GO — Local, AGM Insured)	5.50	07/01/2027	5,330,950
2,750,000	San Joaquin CA Delta Community College District Election 2004 Capital Appreciation Series B (Miscellaneous Revenue, AGM Insured)^	4.38	08/01/2018	1,977,525
6,110,000	San Jose CA Libraries & Parks Project (GO — Local)	5.13	09/01/2031	6,116,110
1,355,000	San Jose CA Redevelopment Agency Tax Allocation Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.50	08/01/2030	1,308,334
700,000	Santa Monica CA Community College District 2002 Election Series E (GO — Local)^	4.98	08/01/2020	436,394

56 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$2,060,000	Santa Monica CA Community College District 2002 Election Series E (GO — Local)^	5.36%	08/01/2022	$1,114,913
115,000	Santa Rosa CA Rancheria Tachi Yokut Tribe Enterprise (Miscellaneous Revenue)††	4.50	03/01/2011	114,884
5,000,000	Southern California Public Power Authority Milford Wind Corridor Project 1 (Utilities Revenue)	5.00	07/01/2024	5,174,000
100,000	Southern California Public Power Authority Projects (Utilities Revenue)	6.75	07/01/2013	112,440
2,000,000	Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	07/01/2024	2,187,600
5,000,000	State of California (GO — State)	5.25	03/01/2024	5,073,050
1,440,000	State of California (GO — State)	5.25	03/01/2030	1,389,312
3,000,000	State of California (GO — State)	5.25	11/01/2040	2,795,040
2,590,000	Sylvan CA USD Capital Appreciation Election 2006 (GO — Local, AGM Insured)^	6.62	08/01/2031	679,150
2,800,000	Sylvan CA USD Capital Appreciation Election 2006 (GO — Local, AGM Insured)^	6.66	08/01/2032	682,276
2,155,000	University of California Revenues General Series Q (Education Revenue)	5.25	05/15/2024	2,324,232
300,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2016	315,435
260,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.13	07/01/2017	272,202
2,560,000	West Basin CA Municipal Water District COP Refunding Series B (Miscellaneous Revenue, AGM Insured)	5.00	08/01/2022	2,681,395

				160,245,368

Colorado: 0.40%
1,185,000	Colorado ECFA Charter School Monument Academy Project (Education Revenue)	5.50	10/01/2017	1,186,209
125,000	Colorado Health Facilities Authority Catholic Health D-2 Project Prerefunded (Pre Refunded Revenue)±§	5.25	10/01/2038	139,930
875,000	Colorado Health Facilities Authority Catholic Health D-2 Project Unrefunded Balance (Hospital Revenue)±§	5.25	10/01/2038	959,621
250,000	North Range Metropolitan District # 1 CO (GO — Local, ACA Insured)	5.00	12/15/2015	235,530
2,045,000	Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11/15/2018	2,161,790

				4,683,080

Florida: 7.70%
1,500,000	Boynton Beach FL Utilities Systems (Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.50	11/01/2016	1,620,075
1,500,000	Broward County FL HFA Catholic Health Services (Hospital Revenue, SunTrust Bank LOC)	5.50	08/15/2014	1,518,285
2,200,000	Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	2,218,194
1,000,000	Cape Coral FL Bond Anticipation Notes (Water & Sewer Revenue)	6.00	10/01/2011	1,033,370
1,325,000	Connerton West Community Development District FL Series B (Tax Revenue)^^(i)	5.13	05/01/2016	502,970
1,000,000	Florida State Board of Education Series B (Tax Revenue, NATL-RE Insured)	5.00	07/01/2017	1,123,970
7,000,000	Florida State Board of Education Series C (Tax Revenue)	5.00	07/01/2017	7,867,790
2,000,000	Florida State Board of Education Series D (GO — State)	5.00	06/01/2021	2,105,660
3,015,000	Florida State Development Finance Corporation Renaissance Charter School (Education Revenue)	5.00	09/15/2020	2,737,409
1,665,000	Gulf Breeze FL Capital Funding Loan Program Series A (Tax Revenue, AGM Insured)	5.00	10/01/2017	1,814,634
1,000,000	Gulf Breeze FL Capital Funding Loan Program Series B (Tax Revenue, AGM Insured)	4.00	10/01/2016	1,046,220
1,000,000	Gulf Breeze FL Capital Funding Loan Program Series B (Tax Revenue, AGM Insured)	4.00	10/01/2017	1,030,210
850,000	Gulf Breeze FL Revenue Local Government Putable (Miscellaneous Revenue, FGIC Insured)±§	5.50	12/01/2015	851,479
560,000	Gulf Breeze FL Revenue Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured)±§	4.75	12/01/2015	571,726
1,900,000	Gulf Breeze FL Revenue Various Local Government Loan Series E (Miscellaneous Revenue, FGIC Insured)	5.00	12/01/2020	1,899,335
3,000,000	Gulf Breeze FL Revenue Various Local Government Loan Series J (Water & Sewer Revenue)±§	4.10	12/01/2020	3,026,910
2,290,000	Gulf Breeze FL Revenue Various Local Government Loan Series J (Water & Sewer Revenue)±§	4.20	12/01/2020	2,309,099

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 57
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$5,005,000	Hillsborough County FL IDA (IDR, AMBAC Insured)±§	5.00%	12/01/2034	$5,181,927
2,755,000	Hillsborough County FL School Board COP (Miscellaneous Revenue, NATL-RE Insured)	5.25	07/01/2017	3,034,137
2,950,000	JEA FL Electric Systems Subseries B (Utilities Revenue)	5.00	10/01/2019	3,094,255
1,500,000	Jupiter FL Utilities Systems (Water & Sewer Revenue)	5.00	10/01/2039	1,484,085
6,000,000	Lakeland FL Energy System Revenue (Utilities Revenue)±§	1.44	10/01/2014	6,000,900
1,100,000	Manatee County FL School District Sales Tax (Tax Revenue, AMBAC Insured)	5.00	10/01/2014	1,191,168
3,000,000	Miami Dade County FL Aviation Series A (Airport Revenue)	5.50	10/01/2019	3,320,640
1,000,000	Miami Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,102,110
5,800,000	Miami Dade County FL IDA Series C (IDR)±§	3.24	07/01/2032	5,800,000
3,000,000	Miami Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10/01/2022	3,177,240
2,950,000	Miami Dade County FL Water and Sewer Refunding Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10/01/2024	3,066,348
865,000	North Brevard County FL Hospital District Parrish Medical Center Project (Hospital Revenue)	4.75	10/01/2013	908,838
930,000	North Brevard County FL Hospital District Parrish Medical Center Project (Hospital Revenue)	5.00	10/01/2015	993,240
1,000,000	Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	08/01/2016	1,094,500
3,600,000	Orlando FL Housing Authority West Oaks Apartments Projects (Housing Revenue, FNMA Insured)	5.05	08/01/2033	3,785,256
1,620,000	Palm Beach County FL (GO — Local)	5.00	07/01/2019	1,844,046
1,250,000	Palm Beach County FL Biomedical Research Park Project Series C (Hospital Revenue, XLCA Insured)	5.00	11/01/2017	1,399,275
3,200,000	Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured)±§	5.35	03/15/2042	3,330,368
1,180,000	Seminole County FL School Board COP (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2014	1,305,033
1,015,000	South Lake County FL Hospital District South Lake Hospital Incorporated (Hospital Revenue)	5.00	10/01/2016	1,076,519
900,000	South Lake County FL Hospital District South Lake Hospital Incorporated (Hospital Revenue)	5.00	10/01/2017	946,746
2,515,000	University of North Florida Financing Corporation Housing Project (Education Revenue, NATL-RE & FGIC Insured)	5.00	11/01/2016	2,736,043
1,000,000	USF Financing Corporation FL COP Master Lease Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	1,055,810

				90,205,820

Georgia: 1.82%
845,000	Forsyth County GA Hospital Authority Georgia Baptist Healthcare Systems Project (Pre Refunded Revenue)	6.25	10/01/2018	979,862
2,765,000	Fulton County GA Tuff Atlanta Housing Project Series A (Education Revenue, AMBAC Insured)	5.50	09/01/2018	2,858,761
10,000	Georgia Municipal Electric Authority Power Revenue Prerefunded (Pre Refunded Revenue, NATL-RE, IBC Bank & Bank of New York Insured)	6.50	01/01/2017	11,564
955,000	Georgia Municipal Electric Authority Power Revenue Unrefunded (Pre Refunded Revenue, NATL-RE, IBC Bank & Bank of New York Insured)	6.50	01/01/2017	1,101,468
2,500,000	Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10/01/2017	2,701,400
3,335,000	Main Street GA Natural Gas Incorporated Series B (Utilities Revenue)	5.00	03/15/2015	3,508,887
1,250,000	Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	03/15/2022	1,247,150
1,000,000	Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	09/15/2022	1,011,880
2,450,000	Municipal Electric Authority GA Series B (Utilities Revenue)	5.00	01/01/2020	2,614,567
5,000,000	Public Gas Partners Incorporated GA Series A (Utilities Revenue)	5.00	10/01/2019	5,272,450

				21,307,989

58 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Guam: 0.59%
$1,000,000	Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00%	10/01/2015	$1,009,090
2,195,000	Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10/01/2017	2,201,892
2,000,000	Guam Government Department of Education John F. Kennedy High School Series A (Miscellaneous Revenue)	6.00	12/01/2020	1,974,940
1,635,000	Guam Government Limited Obligation Revenue Section 30 Series A (Tax Revenue)	5.00	12/01/2014	1,723,192

				6,909,114

Idaho: 0.27%
3,000,000	University of Idaho General Series 2011 (Education Revenue)±§	5.25	04/01/2041	3,150,420

Illinois: 12.13%
100,000	Aurora IL Series B (Tax Revenue)	4.90	12/30/2011	100,071
1,015,000	Champaign Coles IL Et Al Counties Community College District # 505 Series A (GO — Local)	4.00	12/01/2018	1,077,788
13,920,000	Chicago IL Board of Education Series A (GO — Local, NATL-RE & FGIC Insured)^	4.72	12/01/2018	9,611,064
1,630,000	Chicago IL Board of Education Benito Juarez Community Academy Series G (GO — Local, NATL-RE Insured)	6.00	12/01/2022	1,731,256
4,075,000	Chicago IL O’ Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	01/01/2025	4,192,727
735,000	Chicago IL O’ Hare International Airport Third Lien Series F (Airport Revenue)	4.25	01/01/2021	735,544
2,500,000	Chicago IL Series A (GO — Local)	5.25	01/01/2027	2,413,450
1,500,000	Chicago IL Series A (GO — Local, AMBAC Insured)	5.00	01/01/2019	1,554,210
555,000	Chicago IL Series A Prerefunded (Pre Refunded Revenue, NATL-RE Insured)±§	5.65	01/01/2028	642,629
3,180,000	Chicago IL Series C (GO — Local)	5.00	01/01/2024	3,120,439
1,135,000	Chicago IL Transit Authority Sales Tax Receipts Series A (Tax Revenue)	5.00	12/01/2018	1,249,249
560,000	Eureka IL Eureka College Project 1998 Series B (Education Revenue)±§	7.00	01/01/2019	564,766
2,570,000	Hawthorn Woods IL Aquatic Center Project (Miscellaneous Revenue)	4.75	12/30/2017	2,254,250
1,745,000	Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60	03/01/2017	1,857,308
3,655,000	Illinois Development Finance Authority Art Institution Series A (Hospital Revenue, NATL-RE Insured)±§	2.13	01/01/2019	3,296,042
4,560,000	Illinois Educational Facilities Authority Field Museum (Miscellaneous Revenue)±§	4.13	11/01/2036	4,569,211
1,275,000	Illinois Educational Facilities Authority (Miscellaneous Revenue)±§	3.40	11/01/2036	1,237,031
9,050,000	Illinois Finance Authority Adventist Health Systems Series B (Miscellaneous Revenue)	5.00	03/01/2015	9,939,344
1,550,000	Illinois Finance Authority DePaul University Series A (Education Revenue, XLCA Insured)	5.00	10/01/2019	1,603,475
1,840,000	Illinois Finance Authority East St. Louis Project (GO — State, XLCA Insured)	5.00	11/15/2013	1,847,544
5,000,000	Illinois Finance Authority Gas Supply Peoples Gas & Coke Company Series A (IDR, AMBAC Insured)±§	4.30	06/01/2035	5,047,500
1,560,000	Illinois Finance Authority New Money Community Rehabilitation A (Hospital Revenue, GO of Participants Insured)	4.90	07/01/2013	1,545,570
2,010,000	Illinois Finance Authority New Money Community Rehabilitation A
	(Hospital Revenue, GO of Participants Insured)	4.95	07/01/2014	1,975,227
2,395,000	Illinois Health Facilities Authority Mercy Hospital & Medical Center (Pre Refunded Revenue)	10.00	01/01/2015	2,821,933
540,000	Illinois Health Facilities Authority Michael Reese Hospital Series A (Pre Refunded Revenue, FSA Insured)	7.60	02/15/2019	660,517
1,000,000	Illinois Municipal Electric Agency Power (Utilities Revenue, NATL-RE & FGIC Insured)	5.00	02/01/2023	1,022,180
1,100,000	Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, NATL-RE-IBC & FGIC Insured)	5.25	02/01/2023	1,133,055
6,395,000	Illinois Regional Transportation Authority (Tax Revenue, AGM GO of Authority Insured)	5.75	06/01/2018	7,343,315
7,500,000	Illinois State Series 1 (Tax Revenue, NATL-RE & FGIC Insured)	6.00	06/15/2026	8,115,075
5,000,000	Illinois State Series A (GO — State, NATL-RE & FGIC Insured)	5.25	10/01/2015	5,189,550
2,705,000	Illinois State Series A (GO — State, NATL-RE Insured)	5.00	03/01/2016	2,787,719
5,000,000	Illinois State Series A (GO — State)	5.00	10/01/2016	5,119,100

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 59
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$1,000,000	Illinois State Series B (Tax Revenue)	5.00%	06/15/2018	$1,081,710
2,000,000	Illinois State Series B (GO — State)±§	3.25	10/01/2033	2,000,000
3,500,000	Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	01/01/2026	3,524,955
1,000,000	Lake County IL Community High School District # 117 Antioch Capital Appreciation Series B (GO — Local, NATL-RE & FGIC Insured)^	4.83	12/01/2016	753,380
1,200,000	Northern Cook County IL Solid Waste Agency Series A (Resource Recovery Revenue, NATL-RE Insured)	5.00	05/01/2013	1,294,896
4,000,000	Railsplitter Tobacco Settlemen Raigen (Tobacco Revenue)	5.25	06/01/2021	3,918,200
7,000,000	Railsplitter Tobacco Settlemen Raigen (Tobacco Revenue)	5.50	06/01/2023	6,809,530
7,725,000	Regional Transportation Authority GO of Authority (Tax Revenue, NATL-RE GO of Authority Insured)	6.50	07/01/2026	8,681,510
1,975,000	Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	03/01/2025	1,480,677
5,000,000	State of Illinois (GO — State)	3.00	05/20/2011	5,027,200
455,000	Tazewell County IL School District # 51 (GO — Local, NATL-RE & FGIC Insured)	9.00	12/01/2017	600,172
535,000	Tazewell County IL School District # 51 (GO — Local, NATL-RE & FGIC Insured)	9.00	12/01/2018	713,626
2,000,000	University of Illinois Board Trustees Series B (Education Revenue, AGM Insured)	5.00	10/01/2020	2,052,480
1,000,000	University of Illinois Auxiliary System Facilities Series A (Education Revenue, AMBAC Insured)	5.50	04/01/2024	1,101,860
9,730,000	Will County IL Community Unit School District Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	4.70	11/01/2018	6,753,107

				142,151,442

Indiana: 3.22%
1,000,000	Fort Wayne IN Redevelopment Authority Grand Wayne Center Project (Miscellaneous Revenue)	5.00	02/01/2020	1,021,930
100,000	Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, NATL-RE & FGIC State Aid Withheld Insured)	5.00	07/15/2014	111,214
1,220,000	Indiana Bond Bank Common School Fund B (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2018	1,247,218
1,340,000	Indiana Bond Bank Hendricks Regional Health A (GO — State, Moral Obligation Insured)	5.00	08/01/2016	1,474,630
1,000,000	Indiana Bond Bank Hendricks Regional Health Series A (GO — State, Moral Obligation Insured)	4.00	08/01/2017	1,044,710
900,000	Indiana Bond Bank Special Program BMA Index Series B2 (Miscellaneous Revenue)±§	1.00	10/15/2022	733,797
500,000	Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10/15/2016	541,245
5,410,000	Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10/15/2017	5,720,318
15,000,000	Indiana HEFA Ascension Health Series B3 (Hospital Revenue)±§	2.47	11/15/2031	15,000,000
1,150,000	Indiana Municipal Power Agency Power Supplies Project Series B (Utilities Revenue, BHAC and NATL-RE Insured)	5.50	01/01/2016	1,270,325
5,900,000	Jasper County IN PCR Northern Series A (Resource Recovery Revenue, NATL-RE Insured)	5.60	11/01/2016	6,460,677
980,000	Jeffersonville IN Building Corporation First Mortgage Series C (GO — Local)	4.25	08/15/2017	1,013,055
1,000,000	Mt. Vernon IN School Building Corporation First Mortgage Series 2007 (Lease Revenue, AGM Insured)	5.00	07/15/2019	1,096,580
270,000	Portage IN Redevelopment District (Tax Revenue, CIFG Insured)	4.00	01/15/2015	280,541
350,000	Portage IN Redevelopment District (Tax Revenue, CIFG Insured)	4.00	01/15/2016	361,333
360,000	Portage IN Redevelopment District (Tax Revenue, CIFG Insured)	4.00	07/15/2016	371,056

				37,748,629

Iowa: 1.02%
2,500,000	Iowa Finance Authority PCFA Interstate Power (Resource Recovery Revenue, FGIC Insured)	5.00	07/01/2014	2,658,625
3,000,000	Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12/01/2017	3,223,980
5,285,000	Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12/01/2018	5,621,972
385,000	Iowa Tobacco Settlement Authority Asset-Backed Series B (Pre Refunded Revenue)	5.50	06/01/2012	396,931

				11,901,508

60 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Kansas: 1.36%
$6,200,000	Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured)±§	5.25%	12/01/2023	$6,579,626
55,000	Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Continuing Care Retirement Community Revenue, ACA Insured)	6.13	04/01/2012	55,116
280,000	Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2013	252,868
305,000	Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2014	263,965
235,000	Overland Park KS Development Corporation First Tier Convention Series A (Miscellaneous Revenue, AMBAC Insured)	4.00	01/01/2011	235,000
300,000	Overland Park KS Development Corporation Second Tier Convention Series B (Miscellaneous Revenue, AMBAC Insured)	4.00	01/01/2011	300,000
9,000,000	Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue)^	6.15	06/01/2021	4,788,180
2,455,000	Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series B (Tax Revenue)	5.00	12/01/2020	2,466,563
1,445,000	Wyandotte County & Kansas City KS United Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88	10/01/2028	1,030,849

				15,972,167

Kentucky: 1.61%
4,825,000	Kentucky Asset Liability Commission General Fund Series A (GO — State, NATL-RE and FGIC Insured)±§	0.72	11/01/2027	3,935,077
6,175,000	Kentucky Asset Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE and FGIC Insured)±§	0.74	11/01/2025	4,668,979
1,265,000	Kentucky State Property & Buildings Commission Series A Project # 95 (Miscellaneous Revenue)	5.00	08/01/2019	1,395,523
8,599,931	University of Kentucky COP Master Street Lease # 4 (Education Revenue)	4.45	06/18/2018	8,816,133

				18,815,712

Louisiana: 2.11%
500,000	Jefferson Parish LA Hospital Service District # 001 West Jefferson Medical Center Series A (Hospital Revenue, AGM Insured)	5.25	01/01/2013	501,265
1,225,000	Louisiana Local Government Environmental Facilities & Community Development Authority (Housing Revenue, FNMA Insured)±§	4.25	04/15/2039	1,260,893
200,000	Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	07/01/2014	212,896
100,000	Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	07/01/2016	106,749
150,000	Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	07/01/2017	158,916
100,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00	07/01/2014	103,071
505,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	4.00	07/01/2015	519,352
170,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	4.13	07/01/2016	174,119
740,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00	07/01/2016	754,600
55,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	4.25	07/01/2017	55,925
1,465,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00	07/01/2019	1,412,905
500,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00	07/01/2020	470,055
1,250,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00	07/01/2022	1,230,150

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 61
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Louisiana (continued)
$100,000	Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00%	07/01/2022	$90,926
1,945,000	Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2013	2,060,183
1,000,000	Louisiana State Correctional Facilities Corporation (Miscellaneous Revenue, AMBAC Insured)	5.00	09/01/2019	1,088,620
800,000	Louisiana State Series A (Tax Revenue, AMBAC Insured)	5.38	06/01/2016	842,808
925,000	New Orleans LA (Water & Sewer Revenue, NATL-RE Insured)	5.00	06/01/2012	953,694
100,000	New Orleans LA (Water & Sewer Revenue, NATL-RE Insured)	5.00	06/01/2016	103,259
690,000	New Orleans LA (Water & Sewer Revenue, AGM Insured)	5.50	06/01/2016	736,851
1,350,000	New Orleans LA (GO — Local, FGIC Insured)	5.50	12/01/2016	1,476,968
590,000	New Orleans LA (Water & Sewer Revenue, AGM Insured)	5.63	06/01/2017	630,781
740,000	New Orleans LA (Water & Sewer Revenue, FGIC Insured)	5.50	06/01/2020	748,207
1,365,000	New Orleans LA Public Improvement Series A (GO — Local, Radian Insured)	5.00	12/01/2016	1,479,988
1,345,000	New Orleans LA Public Improvement Series A (GO — Local, Radian Insured)	5.00	12/01/2017	1,443,669
5,000,000	Parish of DeSoto LA PCR Southwestern Electrical Power (IDR)±§	3.25	01/01/2019	5,022,400
1,000,000	Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Transportation Revenue, NATL-RE Insured)	5.25	08/15/2013	1,056,160
				24,695,410

Massachusetts: 2.23%
1,050,000	Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	04/15/2019	1,112,580
615,000	Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	04/15/2020	644,661
2,000,000	Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	01/01/2017	2,211,380
2,000,000	Massachusetts Educational Financing Authority Series I (Education Revenue)	5.50	01/01/2018	2,181,600
2,650,000	Massachusetts State Floating Series A (GO — State)±§	0.65	11/01/2018	2,326,515
14,000,000	Massachusetts State HEFA (Hospital Revenue)±§	1.12	07/01/2038	13,916,000
4,175,000	Massachusetts State Series C (GO — State, AGM Insured)±§	2.05	11/01/2019	3,791,151
				26,183,887

Michigan: 5.30%
5,240,000	Clinton Township Building Authority MI Macomb County (GO — Local, AMBAC Insured)	5.50	11/01/2017	5,688,492
4,235,000	Detroit MI Capital Improvement Limited Tax Series A-1 (GO — Local)	5.00	04/01/2015	4,090,078
8,000,000	Detroit MI City School District Series A (GO — Local, AGM Insured)	5.00	05/01/2019	8,211,440
1,000,000	Detroit MI District Aid (GO — Local)	5.00	11/01/2014	1,089,200
3,000,000	Detroit MI District Aid (Tax Revenue)	5.00	11/01/2018	3,219,690
1,700,000	Detroit MI District Aid (GO — Local)	5.00	11/01/2020	1,776,602
3,130,000	Detroit MI Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	07/01/2017	3,428,258
100,000	Detroit MI Series A-1 (GO — Local, NATL-RE Insured)	5.00	04/01/2019	89,641
1,000,000	Detroit MI Water Supply System Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2015	1,071,420
590,000	Flint MI International Academy (Education Revenue)	5.00	10/01/2017	564,524
2,270,000	Flint MI International Academy (Education Revenue)	5.38	10/01/2022	2,029,494
435,000	Flint MI International Academy (Education Revenue)	5.50	10/01/2027	367,010
570,000	Kent County MI (GO — Local)	5.00	01/01/2018	646,887
1,000,000	Kent County MI (GO — Local)	5.00	01/01/2025	1,036,000
6,000,000	Kent MI Hospital Finance Authority Spectrum Health Series A (Hospital Revenue)±§	5.50	01/15/2047	6,715,500
2,000,000	Michigan Finance Authority Limited Obligation Series E (Miscellaneous Revenue)	4.75	08/22/2011	2,030,120
1,025,000	Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2018	1,006,776
100,000	Michigan Municipal Building Authority Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.50	05/01/2016	100,768
600,000	Michigan Municipal Building Authority School District City of Detroit (GO — Local, AGM Insured)	5.00	06/01/2014	645,102

62 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan (continued)
$1,415,000	Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Education Revenue)	5.60%	11/01/2018	$1,403,397
1,075,000	Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Education Revenue, Q-SBLF Insured)	6.25	10/01/2023	913,965
2,750,000	Michigan State Comprehensive Transportation Program (Transportation Revenue)	5.25	05/15/2017	3,105,685
240,000	Michigan State Environmental Protection Program (GO — Local)	6.25	11/01/2012	252,636
2,000,000	Michigan State Hospital Finance Authority Hospital Daughters of Charity (Pre Refunded Revenue)	5.25	11/01/2015	2,119,180
5,000,000	Michigan State Hospital Finance Authority Series C (Hospital Revenue)±§	6.00	12/01/2034	5,924,350
2,235,000	Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	09/15/2017	2,369,055
1,500,000	Western Townships MI Utilities Authority (GO — Local)	5.00	01/01/2017	1,682,865
500,000	Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10/01/2016	530,145
				62,108,280

Minnesota: 1.06%
3,800,000	Becker MN PCR Northern States Power Series B (IDR)±§	8.50	09/01/2019	4,244,714
1,065,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue)	4.00	01/01/2019	1,103,383
4,555,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE & FGIC Insured)	5.00	01/01/2018	4,898,903
120,000	Minneapolis MN St. Mary’s Hospital & Rehabilitation (Pre Refunded Revenue)	10.00	06/01/2013	134,431
1,365,000	Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	01/01/2016	1,511,601
500,000	St. Paul MN Housing & Redevelopment Authority Hmong Academy Project Series A (Miscellaneous Revenue)	5.50	09/01/2018	477,090
				12,370,122

Mississippi: 0.04%
505,000	Mississippi Development Bank Special Obligation Municipal Energy Agency Power Supply Project (Utilities Revenue, XLCA Insured)	5.00	03/01/2013	527,745

Missouri: 0.49%
1,500,000	Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFG Insured)	4.00	04/15/2026	1,039,740
1,245,000	Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	1,175,392
340,000	Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	310,124
1,000,000	Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11/01/2025	948,200
1,245,000	Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	09/01/2018	1,167,063
100,000	Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	09/01/2011	101,400
145,000	Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	09/01/2013	150,842
170,000	Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	09/01/2014	177,302
225,000	Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.55	09/01/2016	230,427
415,000	St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	07/01/2019	450,935
				5,751,425

Nebraska: 0.07%
500,000	Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	04/01/2019	565,480
225,000	O’Neill NE St. Anthony’s Project (Hospital Revenue)	6.25	09/01/2012	233,696
				799,176

Nevada: 2.33%
5,000,000	Clark County NV Airport Revenue Series C (Airport Revenue, AGM Insured)	5.00	07/01/2023	5,093,600
2,750,000	Clark County NV Airport Revenue Series D (Airport Revenue)	5.00	07/01/2024	2,807,943
3,000,000	Clark County NV Las Vegas McCarran International Series A (Airport Revenue)	5.00	07/01/2016	3,291,780

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 63
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Nevada (continued)
$3,500,000	Clark County NV Las Vegas McCarran International Series A-2 (Airport Revenue, AMBAC Insured)	5.00%	07/01/2027	$3,453,590
7,500,000	Clark County NV School District Series A (GO — Local, NATL-RE & FGIC Insured)	5.00	06/15/2019	8,098,200
900,000	Clark County NV Special Improvement District # 121A (Tax Revenue, AMBAC Insured)	4.25	12/01/2013	918,540
1,030,000	Reno NV Washoe Medical Center Series A (Hospital Revenue, AMBAC Insured)	5.50	06/01/2016	1,131,610
2,580,000	Reno-Sparks Indian Colony NV Governmental (GO — Local, U.S. Bank NA LOC)	5.00	06/01/2021	2,502,471
				27,297,734

New Hampshire: 0.28%
1,000,000	New Hampshire HEFA Colby Sawyer College (Education Revenue, Allied Irish Bank plc LOC)±§	3.50	09/01/2036	1,000,000
2,240,000	New Hampshire HEFA Exeter Project (Hospital Revenue)	6.00	10/01/2016	2,307,357
				3,307,357

New Jersey: 4.28%
2,000,000	Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (IDR)±§	2.63	12/01/2029	1,989,400
1,500,000	New Jersey Economic Development Authority Cigarette Tax (Tax Revenue, FGIC Insured)	5.00	06/15/2012	1,523,100
2,385,000	New Jersey Economic Development Authority Motor Vehicle Series A (Transportation Revenue, NATL-RE Insured)	5.25	07/01/2016	2,579,354
2,000,000	New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12/01/2016	2,164,020
14,000,000	New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12/01/2029	13,825,280
500,000	New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	06/01/2016	540,160
1,585,000	New Jersey HFFA Atlantic City Medical Center Project (Hospital Revenue)	6.00	07/01/2012	1,643,233
765,000	New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10/01/2016	821,235
1,755,000	New Jersey Sports & Exposition Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50	03/01/2022	1,830,641
4,000,000	New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	3,948,200
2,000,000	New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2017	2,151,140
1,010,000	New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2019	1,059,520
3,400,000	New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2027	3,480,512
8,010,000	New Jersey Transportation Trust Fund Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12/15/2022	8,646,395
2,590,000	New Jersey Transportation Trust Fund Authority Transportation Systems Project Series C (Transportation Revenue, AGM Insured)	5.50	12/15/2018	2,922,012
1,000,000	Trenton NJ (GO — Local, AGM Insured)	5.00	07/15/2020	1,073,550
				50,197,752

New Mexico: 0.30%
2,475,000	New Mexico Mortgage Finance Authority SFMR Class I Series A (Miscellaneous Revenue, GNMA, FNMA & FHLMC Insured)	4.63	09/01/2025	2,562,863
1,030,000	Otero County NM Jail Project (Miscellaneous Revenue)	5.50	04/01/2013	1,007,134
				3,569,997

New York: 4.05%
165,000	Brookhaven NY IDAG Methodist Project (Continuing Care Retirement Community Revenue, North Fork Bank LOC)±§	4.25	11/01/2037	165,091
510,000	Genesee County NY IDA United Memorial Medical Center Project (Hospital Revenue)	4.75	12/01/2014	494,746
8,915,000	Metropolitan NY Transportation Authority Series A (Transportation Revenue)	5.00	11/15/2020	9,345,684
5,225,000	Metropolitan NY Transportation Authority Series B-2 (Transportation Revenue, AGM Insured)±§(m)(n)(a)	0.40	11/01/2022	4,395,143
275,000	New York City NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11/01/2015	303,339
2,875,000	New York City NY Transitional Finance Authority Future Tax Series A (Tax Revenue)	5.00	05/01/2023	3,076,883
5,000	New York NY Unrefunded Balance Series F (GO — Local, NATL-RE-IBC Insured)	5.13	08/01/2013	5,017

64 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$275,000	New York State Dormitory Authority Hospital Series A (Hospital Revenue, FHA Insured)	6.00%	08/15/2015	$287,653
880,000	New York State Dormitory Authority Montefiore Medical Center (Hospital Revenue, NATL-RE, FGIC & FHA Insured)	5.00	02/01/2014	945,824
2,000,000	New York State Dormitory Authority Mount Sinai School of Medicine (Hospital Revenue, GO of Institution Insured)	5.50	07/01/2022	2,106,040
3,650,000	New York State Dormitory Authority North Shore Jewish Series B (Hospital Revenue)±§	0.92	05/01/2018	3,199,189
1,500,000	New York State Dormitory Authority United Health Hospitals (Hospital Revenue, FHA Insured)	4.50	08/01/2018	1,559,940
8,500,000	New York Urban Development Corporation (Miscellaneous Revenue)	5.88	02/01/2013	8,475,350
3,000,000	New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC-ICC Insured)	5.50	01/01/2019	3,474,450
2,000,000	Newburgh NY Bond Anticipation Notes (GO — Local)	5.15	08/30/2011	2,018,940
5,000,000	Port Authority NY & NJ Special Obligation (Miscellaneous Revenue)	5.00	12/01/2020	4,920,800
100,000	Tobacco Settlement Financing Corporation NY Series B (Tobacco Revenue, XLCA-ICR Insured)	4.00	06/01/2012	104,343
1,430,000	Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	09/01/2020	1,518,875
1,000,000	Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	04/01/2018	1,111,910
				47,509,217

North Carolina: 0.89%
90,000	Charlotte NC COP Series E (Miscellaneous Revenue)	4.00	06/01/2017	96,640
4,400,000	Craven County NC COP (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/01/2023	4,571,204
1,600,000	Nash NC Health Care System (Hospital Revenue, AGM Insured)	5.00	11/01/2014	1,730,432
1,000,000	North Carolina Eastern Municipal Power Agency Series B (Utilities Revenue)	5.00	01/01/2017	1,104,450
95,000	North Carolina Eastern Municipal Power Agency Unrefunded Series B (Utilities Revenue, FGIC Insured)	5.50	01/01/2017	95,181
2,755,000	Pitt County NC COP School Facilities Project (Miscellaneous Revenue, NATL-RE Insured)	5.00	04/01/2023	2,858,450
				10,456,357

North Dakota: 0.28%
1,320,000	Mercer County ND PCR Antelope Valley Station (Resource Recovery Revenue, AMBAC Insured)	7.20	06/30/2013	1,392,772
1,840,000	North Dakota State Housing Finance Agency Series D (Housing Revenue)	4.50	01/01/2029	1,919,874
				3,312,646

Ohio: 1.18%
500,000	Akron Bath Copley OH Joint Township Akron General Health Systems Series A (Hospital Revenue)	5.00	01/01/2014	523,360
1,500,000	American Municipal Power Ohio Incorporated Series A (Utilities Revenue)	5.00	02/01/2012	1,571,085
675,000	Franklin County OH Children’s Hospital Project (Pre Refunded Revenue)	10.38	06/01/2013	716,418
820,000	Hamilton County Ohio Sewer System Revenue Prerefunded (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2016	912,963
4,180,000	Hamilton County Ohio Sewer System Revenue Unrefunded (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2016	4,557,370
1,040,000	Ohio State Water Development Authority Fresh Water (Water & Sewer Revenue)	5.50	06/01/2021	1,222,312
3,000,000	Ohio State Water Development Authority Fresh Water Series B (Water & Sewer Revenue)	5.00	06/01/2016	3,451,980
950,000	RiverSouth OH Authority Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12/01/2027	837,976
				13,793,464

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 65
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oklahoma: 0.62%
$400,000	McClain County OK Economic Development Authority Blanchard Public Schools Project (Miscellaneous Revenue)	4.50%	09/01/2016	$424,672
350,000	McClain County OK Economic Development Authority Newcastle Public Schools Project (Miscellaneous Revenue)	5.00	09/01/2012	366,293
1,970,000	McGee Creek Authority OK Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00	01/01/2023	2,136,130
3,835,000	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Homeownership Loan Program Series A (Water & Sewer Revenue, GNMA, FNMA & FHLMC Insured)	4.50	09/01/2024	3,937,241
425,000	Okmulgee OK Municipal Authority Series A (Tax Revenue)	5.00	12/01/2024	448,592
				7,312,928

Pennsylvania: 5.11%
1,500,000	Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	08/15/2024	1,526,295
1,500,000	Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	08/15/2025	1,511,310
10,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Hospital Revenue)±§	0.91	02/01/2021	8,615,500
3,000,000	Allegheny County PA Series C-59B (GO — Local, AGM Insured)±§	0.74	11/01/2026	2,315,040
2,600,000	Beaver County PA IDA PCR First Energy Series B (IDR)±§	3.00	10/01/2047	2,618,096
790,000	Chester County PA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12/15/2017	774,089
350,000	Chester County PA IDA Renaissance Academy Project Series A (Education Revenue)	5.63	10/01/2015	337,341
1,380,000	Delaware County PA IDA Resource Recovery Facility Series A (IDR)	6.10	07/01/2013	1,379,903
5,000,000	Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±§	5.25	12/01/2033	5,036,000
3,750,000	Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	3,736,800
565,000	Millcreek Richland Joint Authority PA Series B (Water & Sewer Revenue, Radian Insured)	4.70	08/01/2017	572,192
1,170,000	Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Hospital Revenue)±§	4.50	08/15/2032	1,181,525
5,000,000	Norwin PA School District Series A (GO — Local, NATL-RE State Aid Withholdings Insured)	5.00	04/01/2030	4,762,000
1,500,000	Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue)±§	2.63	12/01/2033	1,507,920
985,000	Pennsylvania State Department of General Services (Miscellaneous Revenue, AGM Insured)	5.25	05/01/2016	1,011,152
5,000,000	Pennsylvania State Turnpike Commission Series C (Transportation Revenue)±§	1.39	12/01/2014	5,017,600
1,085,000	Philadelphia PA IDA First Philadelphia Charter High Series A (Education Revenue)	5.30	08/15/2017	1,071,242
945,000	Philadelphia PA Eighteenth Series AGC (Utilities Revenue, AGM Insured)	5.25	08/01/2016	1,016,206
1,000,000	Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2015	1,079,020
1,000,000	Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2016	1,083,840
1,225,000	Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Utilities Revenue)	5.25	08/01/2017	1,337,173
915,000	Philadelphia PA IDR Master Charter School (Education Revenue)	5.00	08/01/2020	915,439
6,000,000	Philadelphia PA School District Refunding Series 2010C (GO — Local, State Aid Withholding Insured)	5.00	09/01/2018	6,415,380
5,000,000	Philadelphia PA School District Tax & Revenue Anticipation Notes Series A (GO — Local)	2.50	06/30/2011	5,046,600
				59,867,663

Puerto Rico: 1.13%
5,000,000	Commonwealth of Puerto Rico Highway & Transportation Authority Series AA-1 (Transportation Revenue, AGM Insured)	4.95	07/01/2026	4,925,600
3,000,000	Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	07/01/2019	3,257,850
4,000,000	Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±§	0.71	07/01/2029	2,883,360
2,000,000	Puerto Rico HFA Sub-Capital Fund Modernization (Housing Revenue)	5.50	12/01/2017	2,238,040
				13,304,850

66 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Rhode Island: 0.59%
$2,115,000	Providence RI Series A (GO — Local, AGM Insured)	4.00%	01/15/2018	$2,113,943
2,060,000	Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Tax Revenue, AGM Insured)	5.00	05/15/2015	2,275,579
2,425,000	Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2022	2,504,152

				6,893,674

South Carolina: 1.88%
1,000,000	Berkeley County SC Pollution Control Facilities Generating Company Project (IDR)	4.88	10/01/2014	1,055,800
1,130,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	15.71	01/01/2032	50,409
100,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	15.24	01/01/2033	4,211
2,000,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	14.43	01/01/2035	75,060
500,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	14.08	01/01/2036	17,695
1,750,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	13.76	01/01/2037	58,328
2,000,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	13.47	01/01/2038	62,800
1,000,000	Kershaw County SC Public Schools Foundation Installment Power Revenue (Tax Revenue, CIFG Insured)	5.00	12/01/2020	1,022,240
740,000	Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12/01/2016	800,658
1,365,000	McCormick County SC Health Care Center Project Prerefunded (Pre Refunded Revenue)	8.00	03/01/2019	1,613,607
3,500,000	Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	01/01/2019	3,800,405
3,240,000	South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10/01/2024	3,192,275
1,990,000	South Carolina Jobs Economic Development Authority Palmetto Health (Hospital Revenue)±§	1.09	08/01/2039	1,892,848
6,450,000	South Carolina Transportation Infrastructure Series A (Transportation Revenue, XLCA Insured)	5.00	10/01/2022	6,649,886
1,000,000	South Carolina Transportation Infrastructure Series A (Transportation Revenue, AMBAC Insured)	5.25	10/01/2022	1,022,820
745,000	Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00	06/01/2018	746,423

				22,065,465

South Dakota: 0.04%
500,000	Lower Brule Sioux Tribe SD Series B (GO — Local)	5.25	05/01/2015	442,360

Tennessee: 2.23%
2,000,000	Elizabethton TN Health & Educational Development Facilities Series B (Pre Refunded Revenue, NATL-RE Insured)	6.25	07/01/2015	2,174,220
1,250,000	Lewisburg TN Industrial Development Board Waste Management Incorporated Project (IDR)±§	2.50	07/01/2012	1,251,650
725,000	Shelby County TN Health Educational & Housing Facilities Board LE Bonheur Children’s Medical Center Series D (Pre Refunded Revenue, NATL-RE Insured)	5.50	08/15/2019	837,970
1,000,000	Tennessee Energy Acquisition Corporation Gas Series 2006A (Utilities Revenue)	5.25	09/01/2019	997,380
1,875,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2012	1,971,863
735,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2013	778,108
4,250,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2015	4,468,960
2,000,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2016	2,064,560
1,640,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2017	1,678,753
1,115,000	Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2015	1,170,862

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 67
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Tennessee (continued)
$1,820,000	Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00%	02/01/2016	$1,879,223
7,030,000	Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2019	6,924,691

				26,198,240

Texas: 9.15%
6,000,000	Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	6,001,740
1,520,000	Austin TX Airport System Prior Lien (Airport Revenue, NATL-RE Insured)	5.25	11/15/2017	1,590,710
1,370,000	Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11/15/2024	1,419,621
1,310,000	Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2019	1,376,771
1,640,000	Eagle Pass TX International Bridges (Transportation Revenue, AMBAC Insured)	5.25	02/15/2014	1,706,305
1,000,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.25	10/01/2014	1,042,360
1,000,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.50	10/01/2016	1,096,200
1,000,000	Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	07/01/2025	1,020,680
775,000	Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	07/01/2026	784,664
2,125,000	Houston TX Airport Systems Series A (Airport Revenue)	5.00	07/01/2020	2,282,165
1,035,000	Lone Star College System TX Maintenance Tax Notes (GO — Local)	4.00	09/15/2017	1,138,521
1,005,000	Lubbock TX Waterworks System Series A (GO — Local, AGM Insured)	5.00	02/15/2018	1,132,967
1,495,000	Midtown Redevelopment Authority Texas (Tax Revenue, AMBAC Insured)	5.00	01/01/2020	1,555,368
1,135,000	North Texas Health Facilities Development Corporation United Regional Health Care System (Hospital Revenue, AGM Insured)	5.00	09/01/2016	1,236,991
10,395,000	North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue)±§	1.19	07/01/2030	10,330,967
5,000,000	North Texas Tollway Authority First Tier Puttable Series L-2 (Transportation Revenue)±§	6.00	01/01/2038	5,405,600
4,100,000	North Texas Tollway Authority First Tier Series E-3 (Transportation Revenue)±§	5.75	01/01/2038	4,531,689
1,000,000	Round Rock TX Transportation Systems Development Corporation (Tax Revenue, NATL-RE Insured)	4.50	08/15/2020	1,016,310
1,115,000	SA Energy Acquisition Public Facility Corporation TX (Utilities Revenue)	5.25	08/01/2015	1,194,444
55,000	Sachse TX Refunding & Improvements (GO — Local, AGM Insured)	5.00	02/15/2025	56,775
14,425,000	Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series D (Utilities Revenue)	5.63	12/15/2017	15,282,134
7,035,000	Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	0.90	09/15/2017	6,641,603
10,930,000	Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.81	09/15/2017	10,230,589
735,000	Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue)±§	1.65	12/15/2026	492,847
2,000,000	Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	06/30/2032	2,106,820
2,000,000	Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	06/30/2033	2,103,940
3,500,000	Texas Private Activity Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12/31/2031	3,691,800
855,000	Texas State PFA Charter School Kipp Incorporated Series A (Education Revenue, ACA Insured)	4.50	02/15/2016	851,101
960,000	Texas State PFA Cosmos Foundation Series A (Education Revenue)	5.00	02/15/2018	940,253
290,000	Texas State PFA Uplift Education Series A (Education Revenue)	5.00	12/01/2012	296,310
2,000,000	Titus Fresh Water Supply District TX Fresh Water Supply District # 1 Power Company (IDR)	4.50	07/01/2011	2,026,960
825,000	Tomball TX Independent School District Refunding School Building (GO — Local, PSF Guaranty Insured)^	1.98	02/15/2015	760,114
2,600,000	University of Houston TX (Education Revenue)	5.00	02/15/2024	2,717,364
1,115,000	University of Houston TX Series A (Education Revenue)	5.00	02/15/2018	1,276,463
9,925,000	University of Houston TX Series B (Education Revenue)	5.25	07/01/2026	11,139,721
670,000	Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Hospital Revenue, NATL-RE and FHA Insured)	5.00	08/01/2016	727,808

				107,206,675

68 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Utah: 0.51%
$3,700,000	Intermountain Power Agency Utah Series A (Utilities Revenue, AGM Insured)	5.00%	07/01/2018	$3,958,593
900,000	Utah County UT Lakeview Academy Series A (Education Revenue)	5.35	07/15/2017	841,455
400,000	Utah County UT Lincoln Academy Series A (Education Revenue)††	5.45	06/15/2017	376,320
985,000	West Valley City UT Charter School Monticello Academy (Education Revenue)††	6.38	06/01/2037	800,441

				5,976,809

Virgin Islands: 1.34%
500,000	Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Tax Revenue)	6.00	10/01/2014	524,115
5,000,000	Virgin Islands PFA Sub Lien Series C (Tax Revenue)	5.00	10/01/2017	5,308,700
5,000,000	Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10/01/2025	4,862,350
3,000,000	Virgin Islands Public Finance Authority (Tax Revenue)	6.75	10/01/2019	3,247,830
1,890,000	Virgin Islands Public Finance Authority (Tax Revenue)	5.25	10/01/2029	1,743,525

				15,686,520

Virginia: 0.47%
2,000,000	Chesterfield County VA IDA PCR Series A (IDR)±§	5.88	06/01/2017	2,044,200
1,800,000	Marquis VA CDA (Tax Revenue)	5.63	09/01/2018	1,425,942
750,000	Reynolds Crossing VA CDA Reynolds Crossing Project (Tax Revenue)	5.10	03/01/2021	684,375
55,000	Virginia College Building Authority VA Regent University Project (Education Revenue)	5.00	06/01/2013	58,244
210,000	Virginia College Building Authority VA Regent University Project (Education Revenue)	5.00	06/01/2015	225,987
1,100,000	Watkins Centre VA CDA (Tax Revenue)	5.40	03/01/2020	1,036,134

				5,474,882

Washington: 1.80%
5,000,000	Energy Northwest WA Electric Project Series A (Utilities Revenue)	5.00	07/01/2017	5,776,800
1,410,000	Goat Hill Properties WA Government Office Building Project (GO — Local, NATL-RE Insured)	5.00	12/01/2021	1,470,842
695,000	Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, NATL-RE & FGIC Insured)	5.00	01/01/2023	717,629
2,225,000	Quinault Indian Nation WA Quinault Beach Series A (Miscellaneous Revenue, ACA Insured)	5.80	12/01/2015	1,923,935
1,480,000	TES Properties WA (Water & Sewer Revenue)	5.00	12/01/2024	1,527,123
1,400,000	TES Properties WA (Water & Sewer Revenue)	5.50	12/01/2029	1,438,836
250,000	Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	5.50	06/01/2012	256,005
4,850,000	Tobacco Settlement Authority WA Asset-Backed (Tobacco Revenue)	6.50	06/01/2026	4,905,339
800,000	Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11/01/2013	831,408
1,105,000	Washington State HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11/01/2014	1,147,432
1,010,000	Washington State HEFAR Whitworth University Project (Education Revenue)	5.00	10/01/2015	1,072,994

				21,068,343

West Virginia: 0.28%
2,000,000	West Virginia Economic Development Authority PCR Appalachian Power Company Amos Series C (IDR)±§	4.85	05/01/2019	2,109,180
1,100,000	West Virginia School Building Authority (Tax Revenue)	5.25	07/01/2020	1,214,950

				3,324,130

Wisconsin: 0.73%
1,620,000	Kenosha WI USD # 1 Series A (GO — Local)	4.50	04/01/2015	1,756,122
3,000,000	Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Continuing Care Retirement Community Revenue)	5.00	06/01/2019	3,097,620
20,000	Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.00	05/01/2013	20,946

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 69
INTERMEDIATE TAX/AMT-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wisconsin (continued)
$210,000	Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)	4.15%	05/01/2015	$221,057
890,000	Wisconsin State HEFA Bell Tower Residence Project (Continuing Care Retirement Community Revenue, Allied Irish Bank plc LOC)	4.75	07/01/2015	921,693
2,650,000	Wisconsin State HEFA Series M (Hospital Revenue, NATL-RE Insured)±§(m)(n)(a)	0.84	06/01/2019	2,500,298

				8,517,736

Total Municipal Bonds and Notes (Cost $1,159,449,990)				1,160,367,184

Shares		Yield
Short-Term Investments: 0.16%

Investment Companies: 0.16%
1,938,134	Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.18		1,938,134

Total Short-Term Investments (Cost $1,938,134)				1,938,134

Total Investments in Securities
(Cost $1,161,388,124)*	99.16%	1,162,305,318

Other Assets and Liabilities, Net	0.84	9,787,462

Total Net Assets	100.00%	$1,172,092,780

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(i)	Illiquid security.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,161,388,124 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,200,419
Gross unrealized depreciation	(20,283,225)
Net unrealized appreciation	$917,194
The accompanying notes are an integral part of these financial statements.

70 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 98.42%

Guam: 0.30%
$500,000	Territory of Guam Limited Obligation Section 30 Series A (Tax Revenue)	5.00%	12/01/2013	$526,730

Michigan: 0.75%
1,550,000	Flint MI International Academy (Education Revenue)	5.50	10/01/2027	1,307,735

Minnesota: 95.45%
500,000	Anoka County MN Capital Improvement Series A (GO — Local)	5.00	02/01/2024	531,735
2,845,000	Anoka-Hennepin MN Independent School District # 11 Series A Prerefunded (GO — Local, AGM Insured)	5.00	02/01/2018	2,854,645
1,500,000	Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	01/01/2031	1,500,975
2,150,000	Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	08/01/2038	1,978,667
1,000,000	Becker MN PCR Northern States Power Series B (IDR)±§	8.50	09/01/2019	1,117,030
185,000	Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (GO — Local)	4.38	05/01/2024	181,109
515,000	Cuyuna Range Hospital District MN (Hospital Revenue)	4.50	06/01/2011	514,794
470,000	Cuyuna Range Hospital District MN (Hospital Revenue)	4.75	06/01/2013	468,444
607,237	Dakota County MN Community Development Agency (Housing Revenue, GNMA FNMA FHLMC Insured)	5.30	12/01/2039	631,824
1,000,000	Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO — Local)	5.00	02/01/2034	994,540
2,000,000	Duluth MN Housing & RDA (Education Revenue)	5.60	11/01/2030	1,726,900
1,000,000	Elk River MN Independent School District # 728 Series A (GO — Local, NATL-RE Insured)	5.00	02/01/2018	1,003,390
3,400,000	Elk River MN Independent School District # 728 Series A (GO — Local, AGM Insured)	5.00	02/01/2021	3,641,060
100,000	Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11/01/2017	96,733
800,000	Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11/01/2027	687,600
1,000,000	Fergus Falls MN Health Care Facilities Pioneer Retirement Community (Continuing Care Retirement Community Revenue)	4.00	11/15/2011	997,930
580,000	Fergus Falls MN Housing & RDA Lake Region Healthcare (Hospital Revenue)	5.10	09/01/2014	584,565
605,000	Fergus Falls MN Housing & RDA Lake Region Healthcare (Hospital Revenue)	5.20	09/01/2015	608,600
560,000	Fergus Falls MN Housing & RDA Lake Region Healthcare (Hospital Revenue)	5.30	09/01/2016	561,462
600,000	Glencoe MN Glencoe Regional Health Services Project (Pre Refunded Revenue)	7.40	04/01/2021	616,158
585,000	Glencoe MN Glencoe Regional Health Services Project (Pre Refunded Revenue)	7.50	04/01/2031	600,900
1,075,000	Hibbing MN Duluth Clinic Limited Prerefunded (Pre Refunded Revenue, AGM Insured)	5.50	11/01/2016	1,164,279
2,785,000	Itasca County MN Independent School District # 318 (GO — Local, AGM Insured)	5.00	02/01/2017	2,895,954
160,000	Lakeville MN (Tax Revenue)	5.00	02/01/2013	163,066
180,000	Lakeville MN (Tax Revenue)	5.00	02/01/2016	179,195
1,735,000	Maple Grove MN Maple Grove Hospital Corporation (Hospital Revenue)	5.25	05/01/2024	1,703,891
800,000	Meeker County MN Memorial Hospital Project (Hospital Revenue)	5.63	11/01/2022	792,784
500,000	Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Hospital Revenue)	5.25	12/01/2016	517,350
500,000	Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Hospital Revenue)	5.63	12/01/2022	506,495
600,000	Minneapolis & St. Paul MN Housing & RDA Health Partners Obligation Group Project (Hospital Revenue)	5.88	12/01/2029	600,360
1,300,000	Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Hospital Revenue, AMBAC Insured)±§(m)(n)(a)	0.56	11/15/2017	1,231,376
1,000,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Senior Series A (Airport Revenue, AMBAC Insured)	5.00	01/01/2018	1,099,280
320,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, NATL-RE Insured)	5.25	01/01/2017	337,898
2,000,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Series B (Airport Revenue, AMBAC Insured)	5.00	01/01/2020	2,020,200
2,000,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Series C (Airport Revenue, NATL-RE & FGIC Insured)	5.00	01/01/2022	2,048,740
1,000,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, NATL-RE & FGIC Insured)	5.00	01/01/2018	1,075,500

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 71
MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Minnesota (continued)
$1,000,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series D (Airport Revenue, NATL-RE & FGIC Insured)	5.75%	01/01/2012	$1,000,000
1,000,000	Minneapolis & St. Paul MN RDA Healthcare System Childrens Series A (Hospital Revenue)	5.25	08/15/2025	1,014,880
1,000,000	Minneapolis MN Development Revenue (Miscellaneous Revenue)	6.00	12/01/2040	1,001,420
1,000,000	Minneapolis MN Fairview Health Services Series A (Hospital Revenue)	6.63	11/15/2028	1,076,970
1,900,000	Minneapolis MN Fairview Health Services Series B (Hospital Revenue, AGM Insured)	6.50	11/15/2038	2,023,671
500,000	Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	02/01/2027	426,410
5,000	Minneapolis MN St. Mary’s Hospital & Rehabilitation (Pre Refunded Revenue)	10.00	06/01/2013	5,601
555,000	Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 1A (Tax Revenue)	4.80	12/01/2016	588,844
1,115,000	Minneapolis MN Supported Development Limited Tax Common Bond Fund Series 2A (Miscellaneous Revenue)	5.00	06/01/2028	1,007,759
4,030,000	Minnesota Agricultural & Economic Development Board Essentia Health Series E (Hospital Revenue, AGM Insured)	5.00	02/15/2037	3,909,705
1,210,000	Minnesota Agricultural & Economic Development Board Evangelical Lutheran Project (Continuing Care Retirement Community Revenue)	6.00	02/01/2022	1,233,607
50,000	Minnesota Agricultural & Economic Development Board Health Care Essentia C1 RMKT 02 (Hospital Revenue, AGM Insured)	4.00	02/15/2020	50,135
1,000,000	Minnesota Agricultural & Economic Development Board Health Care Essentia C1 RMKT 02 (Hospital Revenue, AGM Insured)	5.00	02/15/2030	967,650
1,095,000	Minnesota Agricultural & Economic Development Board Health Care System Series A Unrefunded (Hospital Revenue, NATL-RE Insured)	5.50	11/15/2017	1,098,252
1,115,000	Minnesota State (GO — State)	5.00	06/01/2020	1,222,542
1,535,000	Minnesota State HEFAR Bethel University Series 6R (Education Revenue)	5.50	05/01/2025	1,510,977
2,000,000	Minnesota State HEFAR Carleton College Series D (Education Revenue)	5.00	03/01/2030	2,041,540
300,000	Minnesota State HEFAR Hamline University Series Seven-E (Education Revenue)	4.50	10/01/2021	294,093
500,000	Minnesota State HEFAR Hamline University Series Seven-E (Education Revenue)	5.00	10/01/2029	474,300
635,000	Minnesota State HEFAR St. Benedict College Series V (Education Revenue)	5.00	03/01/2018	672,167
500,000	Minnesota State HEFAR St. Olaf College Series 7-F (Education Revenue)	4.50	10/01/2030	466,440
1,100,000	Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10/01/2018	1,185,206
1,030,000	Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10/01/2025	1,080,831
1,000,000	Minnesota State HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10/01/2030	1,039,230
1,000,000	Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	04/01/2029	1,003,120
1,000,000	Minnesota State HEFAR St. Thomas University Series 6X (Education Revenue)	5.25	04/01/2039	1,000,970
705,000	Minnesota State HFA Residential Housing Finance Agency Series B (Housing Revenue, GO of Agency Insured)	5.00	07/01/2034	712,466
4,500,000	Minnesota State Highway (GO — State)	5.00	08/01/2022	4,919,985
1,660,000	Minnesota State Housing Finance Agency (Housing Revenue)	4.20	07/01/2021	1,650,936
905,000	Minnesota State Housing Finance Agency Residential Housing Finance Series B (Miscellaneous Revenue, GO of Agency)	4.75	07/01/2026	863,415
1,870,000	Minnesota State Housing Finance Agency Residential Housing Finance Series Q (Housing Revenue, GO of Agency)	5.25	07/01/2033	1,793,779
485,000	Minnesota State Housing Finance Agency Series A (Housing Revenue, NATL-RE Insured)	5.35	07/01/2017	503,221
835,000	Minnesota State Housing Finance Agency Series B (Housing Revenue)	5.90	07/01/2028	849,663
425,000	Minnesota State Housing Finance Agency Series D (Housing Revenue, AMBAC Insured)	5.80	07/01/2021	437,002
5,000	Minnesota State Housing Finance Agency Series E (Housing Revenue, GO of Agency)	5.90	07/01/2025	5,003
1,100,000	Minnesota State Municipal Power Agency (Utilities Revenue)	5.00	10/01/2037	1,053,008
1,500,000	Minnesota State Public Facilities Authority Series B (IDR)	5.00	03/01/2020	1,729,590
3,775,000	Minnesota State Public Safety Commission (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2019	4,327,660
1,000,000	Minnesota State Series H (GO — State)	5.00	11/01/2027	1,063,030
1,890,000	Minnesota State Trunk Highway Series E (GO — State)	5.00	08/01/2016	2,186,258
500,000	Montgomery MN Independent School District School Building #394 Series B (GO — Local, AGM Insured)	5.00	02/01/2025	520,210
405,000	Moorhead MN (Pre Refunded Revenue, FHA VA Mortgages Insured)	7.10	08/01/2011	418,333
530,000	Mounds View MN Independent School District # 621 Series A (GO — Local, School District Credit Program)	4.00	02/01/2022	544,628

72 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Minnesota (continued)
$695,000	Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.75%	02/01/2027	$746,784
375,000	Mower County MN Housing & RDA Facilities Project Series A (Miscellaneous Revenue)	5.90	02/01/2029	403,043
1,500,000	Northern MN Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	01/01/2016	1,661,100
820,000	Northern MN Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	01/01/2018	903,804
615,000	Northern MN Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	01/01/2021	644,194
360,000	Osseo MN Economic Development Authority Series B (Miscellaneous Revenue)	5.90	02/01/2018	362,653
455,000	Osseo MN Economic Development Authority Series B (Miscellaneous Revenue)	6.00	02/01/2022	456,156
1,000,000	Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.00	05/01/2026	875,270
900,000	Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.25	05/01/2035	760,815
1,475,000	Pine County MN Housing & RDA Public Project Series A (Miscellaneous Revenue)	5.00	02/01/2028	1,392,356
250,000	Plymouth MN COP Intermediate School District # 287 Series A (Miscellaneous Revenue)	5.00	02/01/2024	264,265
1,000,000	Robbinsdale MN Independent School District # 281 (GO — Local, AGM Insured)	5.00	02/01/2019	1,035,550
1,520,000	Robbinsdale MN Independent School District #281 Series A (GO — Local, School District Credit Program Insured)	5.00	02/01/2018	1,753,305
1,715,000	Robbinsdale MN Independent School District #281 Series A (GO — Local, School District Credit Program Insured)	5.00	02/01/2019	1,960,862
2,000,000	Rochester MN Mayo Clinic Series E (Hospital Revenue)	5.00	11/15/2038	1,979,100
1,000,000	Rochester MN Series C (Utilities Revenue)	5.00	12/01/2030	1,015,300
2,000,000	Rosemount MN Independent School District # 196 Series A (GO — Local, School District Credit Program Insured)^	0.36	04/01/2011	1,998,200
3,900,000	Seaway Port Authority of Duluth MN Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	05/01/2013	4,006,353
1,500,000	Shakopee MN St. Francis Regional Medical Center (Hospital Revenue)	5.00	09/01/2017	1,555,275
950,000	Shakopee MN St. Francis Regional Medical Center (Hospital Revenue)	5.25	09/01/2034	859,370
605,000	South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	4.70	09/01/2019	603,687
500,000	South St. Paul MN Housing & RDA Airport Project (Miscellaneous Revenue, AGM Insured)	5.13	09/01/2029	456,465
1,030,000	Southern MN Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured)±§	2.86	01/01/2015	963,720
5,000,000	Southern MN Municipal Power Agency Capital Appreciation Series A (Utilities Revenue, NATL-RE Insured)^	4.01	01/01/2020	3,491,550
2,000,000	Southern MN Municipal Power Agency Series A (Utilities Revenue)	5.25	01/01/2030	2,019,500
500,000	St. Paul MN Housing & RDA (Hospital Revenue)	5.00	02/01/2021	504,310
875,000	St. Paul MN Housing & RDA (Housing Revenue)	5.00	08/01/2035	810,819
1,000,000	St. Cloud MN Centracare Health System Series A (Hospital Revenue)	5.13	05/01/2030	977,730
1,000,000	St. Louis Park MN Nicollett Health Services (Hospital Revenue)	5.50	07/01/2029	973,980
1,000,000	St. Louis Park MN Nicollett Health Services (Hospital Revenue)	5.75	07/01/2039	976,730
1,050,000	St. Michael MN Independent School District # 885 (GO — Local, AGM Insured)	5.00	02/01/2018	1,092,872
2,000,000	St. Michael MN Independent School District # 885 (GO — Local, AGM Insured)	5.00	02/01/2019	2,081,660
2,000,000	St. Paul MN Housing & RDA Allina Health Systems Series A 1 (Hospital Revenue)	5.00	11/15/2024	1,990,000
1,500,000	St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12/01/2036	1,136,145
225,000	St. Paul MN Housing & RDA Gillette Childrens Specialty (Hospital Revenue)	5.00	02/01/2012	228,047
200,000	St. Paul MN Housing & RDA Gillette Childrens Specialty (Hospital Revenue)	5.00	02/01/2013	204,378
225,000	St. Paul MN Housing & RDA Gillette Childrens Specialty (Hospital Revenue)	5.00	02/01/2014	230,657
200,000	St. Paul MN Housing & RDA Gillette Childrens Specialty (Hospital Revenue)	5.00	02/01/2015	204,440
650,000	St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	09/01/2026	553,027
500,000	St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	09/01/2036	409,710
500,000	St. Paul MN Housing & RDA Public Radio Project (Tax Revenue, JPMorgan Chase Bank NA LOC)±§	0.35	05/01/2022	500,000
1,700,000	St. Paul MN Housing & RDA Regions Hospital Project (Hospital Revenue)	5.25	05/15/2018	1,700,969
3,000,000	St. Paul MN Housing & RDA Regions Hospital Project (Hospital Revenue)	5.30	05/15/2028	2,796,540
2,000,000	St. Paul MN Housing & RDA St. Paul Academy & Summit (Education Revenue)	5.00	10/01/2024	2,041,180
1,000,000	Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO — Local)	5.13	12/01/2024	1,021,460
1,540,000	University of Minnesota Series A (Pre Refunded Revenue, GO of University Insured)	5.75	07/01/2017	1,818,909
1,180,000	University of Minnesota Series A (Education Revenue, GO of University Insured)	5.00	04/01/2021	1,307,877

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 73
MINNESOTA TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Minnesota (continued)
$7,310,000	University of Minnesota Series A (Pre Refunded Revenue, GO of University Insured)	5.50%	07/01/2021	$8,303,059
1,000,000	University of Minnesota Series A (Education Revenue, GO of University Insured)	5.13	04/01/2034	1,016,400
1,275,000	University of Minnesota Series C (Education Revenue)	5.00	12/01/2020	1,430,231
5,000,000	University of Minnesota State Supported Stadium Debt (Education Revenue)	5.00	08/01/2025	5,109,650
2,085,000	Virginia MN Housing & RDA Healthcare Facility (Hospital Revenue)	5.25	10/01/2025	1,989,048
2,495,000	Washington County MN Capital Improvement Plan Series A (GO — Local)	5.00	02/01/2021	2,732,324
280,000	Western Minnesota Municipal Power Agency (Pre Refunded Revenue, NATL-RE Insured)	9.75	01/01/2016	369,684
500,000	Western Minnesota Municipal Power Series B (Utilities Revenue, NATL-RE Insured)	5.00	01/01/2015	547,500

				166,437,949

Puerto Rico: 0.32%
25,000	Puerto Rico Electric Power Authority Series II Prerefunded (Pre Refunded Revenue, XLCA Insured)	5.25	07/01/2022	26,977
500,000	University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	524,890

				551,867

Virgin Islands: 1.60%
750,000	Virgin Islands PFA Senior Lien Matching Fund Loan Notes Series A (Water & Sewer Revenue)	5.00	10/01/2014	807,488
1,000,000	Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10/01/2025	972,470
1,000,000	Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	6.00	10/01/2039	1,000,560

				2,780,518

Total Municipal Bonds and Notes (Cost $169,259,779)			171,604,799

Shares		Yield
Short-Term Investments: 0.05%

Investment Companies: 0.05%
94,527	Wells Fargo Advantage Minnesota Money Market Fund(l)(u)	0.01	94,527

Total Short-Term Investments (Cost $94,527)		94,527

Total Investments in Securities
(Cost $169,354,306)*	98.47%	171,699,326

Other Assets and Liabilities, Net	1.53	2,664,501

Total Net Assets	100.00%	$174,363,827

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

^	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $169,489,595 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,748,462
Gross unrealized depreciation	(2,538,731)
Net unrealized appreciation	$2,209,731
The accompanying notes are an integral part of these financial statements.

74 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 101.22%

Alabama: 0.54%
$1,075,000	Alabama Drinking Water Finance Authority Series A (Water & Sewer Revenue, AMBAC Insured)	5.13%	08/15/2016	$1,100,800
800,000	Alabama Drinking Water Finance Revolving Federal Loan Series A (Water & Sewer Revenue, AMBAC Insured)	4.85	08/15/2022	800,160
3,000,000	Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	01/01/2020	2,782,980
775,000	Jefferson County AL Limited Obligation Series A (Water & Sewer Revenue, AGM Insured)	5.25	01/01/2018	760,787
1,675,000	Jefferson County AL Limited Obligation Subseries A 1 (GO — Local, AMBAC Insured)±§(a)(m)(n)	0.73	01/01/2027	1,164,125
2,350,000	Jefferson County AL Limited Obligation Subseries A 2 (GO — Local, AMBAC Insured)±§(a)(m)(n)	0.72	01/01/2027	1,633,250
2,175,000	Jefferson County AL Limited Obligation Subseries A 3 (Miscellaneous Revenue, AMBAC Insured)±§(a)(m)(n)	0.72	01/01/2027	1,511,625
150,000	Jefferson County AL Limited Obligation Subseries A 4 (GO — Local, AMBAC Insured)±§(a)(m)(n)	0.72	01/01/2027	104,250
2,860,000	Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2014	2,727,410
460,000	Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2015	435,137

				13,020,524

Alaska: 0.29%
3,900,000	Alaska Energy Authority Utilities (GO — State, FSA Insured)	6.60	07/01/2015	4,243,707
3,000,000	Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (IDR, AMBAC Insured)	5.25	12/01/2021	2,803,290

				7,046,997

Arizona: 3.19%
66,495,000	Arizona Health Facilities Authority Banner Health Series B (Hospital Revenue)±§	1.00	01/01/2037	43,658,622
5,000,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Hospital Revenue)±§	1.34	02/01/2042	4,565,350
4,045,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Hospital Revenue)±§	1.19	02/01/2042	3,715,858
1,100,000	Arizona School Facilities Board Revenue Refunding State School Trust (GO — Local, AMBAC Insured)	4.00	07/01/2015	1,149,522
3,400,000	Arizona School Facilities Board Revenue Refunding State School Trust (GO — Local, AMBAC Insured)	5.00	07/01/2016	3,692,128
1,500,000	Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2017	1,621,290
1,690,000	Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00	07/01/2018	1,807,725
3,275,000	Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project A (Tax Revenue, NATL-RE Insured)	5.00	07/01/2019	3,423,816
700,000	Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12/01/2016	675,997
2,000,000	Pima County AZ IDA Constellation School Project (Education Revenue)	7.00	01/01/2038	1,800,280
100,000	Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12/01/2017	94,378
4,750,000	Pima County AZ IDA Legacy Traditional School Project (Education Revenue)	8.50	07/01/2039	4,938,908
1,375,000	Tucson AZ Airport Authority Incorporated (Airport Revenue, NATL-RE Insured)	5.00	12/01/2017	1,421,571
2,000,000	University Medical Center Corporation Arizona Hospital (Hospital Revenue)	6.50	07/01/2039	2,077,960
1,875,000	Verrado AZ Community Facilities District # 1 (GO — Local)	6.00	07/15/2013	1,933,556

				76,576,961

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 75
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California: 11.53%
$2,500,000	Access to Loans for Learning Student Loan Corporation CA Student Loan Program Series D2 (Education Revenue, SLMA Insured)	7.85%	07/01/2025	$2,207,325
8,445,000	Alameda Corridor Transportation Authority CA Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured)^	6.15	10/01/2018	5,281,081
1,705,000	Alameda Corridor Transportation Authority CA Capital Appreciation Sub Lien Series A (Transportation Revenue, AMBAC Insured)^	6.55	10/01/2020	909,959
7,500,000	Alhambra CA USD Capital Appreciation Series B (GO — Local, AGM Insured)^	6.74	08/01/2031	1,920,225
1,175,000	Alisal CA USD Capital Appreciation Series B (GO — Local, AGM Insured)^	6.83	08/01/2030	315,993
1,305,000	Bass Lake CA Unified Elementary School District Capital Appreciation (GO — Local, AGM Insured)^	6.83	08/01/2037	219,462
1,900,000	Bass Lake CA Unified Elementary School District Capital Appreciation (GO — Local, AGM Insured)^	6.87	08/01/2038	295,640
2,005,000	Bass Lake CA Unified Elementary School District Capital Appreciation (GO — Local, AGM Insured)^	6.87	08/01/2039	291,627
10,000,000	California CDA Kaiser Permanente Series B (Hospital Revenue, BHAC Insured)±§	0.97	04/01/2036	6,180,600
10,050,000	California Health Facilities Finance Authority Providence Health Services Series C (Hospital Revenue) (h)±§††	10.25	10/01/2016	11,001,032
660,000	California HFA MFHR Series B (Housing Revenue, AMBAC Insured)	6.05	08/01/2016	660,937
4,325,000	California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.75	02/01/2039	4,351,296
2,100,000	California PCFA Republic Services Incorporated Project Series B (IDR)±§	5.25	06/01/2023	2,127,846
1,230,000	California State Various Purposes (GO — State)	5.30	03/01/2029	1,206,015
2,500,000	California State Various Purposes (GO — State)	5.25	03/01/2030	2,412,000
7,755,000	California State Various Purposes (GO — State)	5.75	04/01/2031	7,820,064
2,000,000	California State Various Purposes (GO — State)	5.00	06/01/2032	1,839,580
5,000,000	California State Various Purposes (GO — Local)	6.00	03/01/2033	5,170,400
3,850,000	California State Various Purposes (GO — State)	5.60	03/01/2036	3,778,352
3,900,000	California State Various Purposes (GO — State)	6.00	11/01/2039	3,985,371
5,000,000	California State Various Purposes (GO — State)	5.50	03/01/2040	4,837,500
1,000,000	California Statewide CDA Aspire Public Schools (Education Revenue)	5.00	07/01/2020	947,790
1,950,000	California Statewide CDA COP SAVRS Tax Exempt Conversion (Continuing Care Retirement Community Revenue, ACA Radian Insured)±§(a)(m)(n)	0.78	05/15/2029	1,911,000
2,000,000	California Statewide Communities Development Authority Catholic Health Care West Series D (Hospital Revenue)	5.50	07/01/2031	1,992,700
10,445,000	Castaic Lake Water Agency (Water & Sewer Revenue, AMBAC Insured)^	5.64	08/01/2021	5,793,110
1,000,000	Colton CA USD Capital Appreciation Series B (GO — Local, AGM Insured)^	6.74	08/01/2031	256,030
1,000,000	Colton CA USD Capital Appreciation Series B (GO — Local, AGM Insured)^	6.78	08/01/2032	237,640
1,000,000	Colton CA USD Capital Appreciation Series B (GO — Local, AGM Insured)^	6.79	08/01/2033	221,850
15,000,000	Colton CA USD Capital Appreciation Series B (GO — Local, AGM Insured)^	6.85	08/01/2037	2,509,650
35,000,000	Colton CA USD Capital Appreciation Series B (GO — Local, AGM Insured)^	6.85	08/01/2042	4,183,550
2,920,000	Corona-Norca CA USD Capital Appreciation Election 2006 Series C (GO — Local, AGM Insured)±§	1.45	08/01/2039	1,924,017
1,225,000	Dinuba CA Redevelopment Agency Merged City Redevelopment Project # 2 (Tax Revenue)	4.45	10/01/2011	1,226,237
500,000	Elk Grove CA USD Special Tax Refunding Community Facilities District Project (Tax Revenue, AMBAC Insured)	6.50	12/01/2024	519,260
5,340,000	Escondido CA USD Capital Appreciation Series A (GO — Local, AGM Insured)^	6.63	08/01/2029	1,591,907
2,570,000	Evergreen CA Unified Elementary School District Capital Appreciation (GO — Local, AGM Insured)^	6.28	08/01/2025	1,043,060
6,635,000	Evergreen CA Unified Elementary School District Capital Appreciation (GO — Local, AGM Insured)^	6.38	08/01/2026	2,497,215
6,130,000	Evergreen CA Unified Elementary School District Capital Appreciation (GO — Local, AGM Insured)^	6.48	08/01/2027	2,132,382
9,800,000	Gilroy CA USD Capital Appreciation Series A (GO — Local, AGM Insured)^	6.77	08/01/2032	2,333,674
2,650,000	Golden West School Financing Authority Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	6.44	08/01/2019	1,539,465

76 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$2,755,000	Golden West School Financing Authority Capital Appreciation Series A (GO — Local, NATL-RE Insured)^	6.62%	08/01/2020	$1,477,672
1,265,000	Hawthorne CA School District Capital Appreciation Series C (GO — Local, NATL-RE Insured)^	7.10	11/01/2025	450,694
1,265,000	Little Lake CA City School District Capital Appreciation Series D (GO — Local)^	6.45	07/01/2027	444,508
1,470,000	Little Lake CA City School District Capital Appreciation Series D (GO — Local)^	6.64	07/01/2029	439,824
7,000,000	M-S-R Energy Authority CA Series B (Utilities Revenue)	6.50	11/01/2039	7,279,720
545,000	Madera County CA COP Valley Children’s Hospital (Miscellaneous Revenue, NATL-RE Insured)	6.50	03/15/2015	579,924
2,000,000	Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue)††	6.50	03/01/2028	1,900,740
13,560,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.79	07/01/2017	11,690,618
13,265,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.82	07/01/2019	10,188,714
41,660,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.91	07/01/2027	27,715,148
30,000,000	Norwalk-La Mirada CA USD Capital Appreciation Election 2002 Series E (GO — Local, AGM Insured)^	6.85	08/01/2038	4,692,900
6,250,000	Oak Grove CA School District Capital Appreciation Series A (GO — Local)^	6.63	08/01/2027	2,122,375
6,650,000	Oak Grove CA School District Capital Appreciation Series A (GO — Local)^	6.74	08/01/2029	1,943,596
5,000,000	Oakland CA University School District Alameda County Election of 2006 Series A (GO — Local)	6.13	08/01/2029	5,067,900
1,000,000	Oakland CA USD Alameda County Election 2006 Series A (GO — Local)	6.50	08/01/2024	1,074,350
2,000,000	Ontario Montclair CA School District (GO — Local, AGM Insured)^	6.45	08/01/2030	578,020
1,500,000	Ontario Montclair CA School District Capital Appreciation (GO — Local, AGM Insured)^	6.30	08/01/2028	503,985
9,325,000	Palo Alto CA USD Capital Appreciation (GO — Local)^	6.29	08/01/2031	2,606,338
5,125,000	Palomar CA College District Capital Appreciation Election 2006 Series B (GO — Local)^	6.30	08/01/2024	2,208,055
2,000,000	Palomar CA College District Capital Appreciation Election 2006 Series B (GO — Local)^	6.41	08/01/2025	798,060
1,720,000	Palomar CA College District Capital Appreciation Election 2006 Series B (GO — Local)^	6.63	08/01/2027	584,078
2,420,000	Palomar CA College District Capital Appreciation Election 2006 Series B (GO — Local)^	6.71	08/01/2028	759,565
3,345,000	Palomar CA College District Capital Appreciation Election 2006 Series B (GO — Local)^	6.74	08/01/2029	977,643
1,740,000	Palomar CA College District Capital Appreciation Election 2006 Series B (GO — Local)^	7.01	08/01/2032	394,945
18,915,000	Palomar Pomerado CA Health Capital Appreciation Election 2004 (GO — Local)^	7.49	08/01/2039	2,329,382
10,000,000	Palomar Pomerado CA Health Capital Appreciation Election 2004 Series A (GO — Local)^	7.37	08/01/2038	1,367,400
12,575,000	Palomar Pomerado CA Health Capital Appreciation Election 2004 Series B (GO — Local)^	7.43	08/01/2034	2,260,985
13,880,000	Palomar Pomerado CA Health Capital Appreciation Election 2004 Series B (GO — Local)^	7.46	08/01/2035	2,309,493
6,615,000	Palomar Pomerado CA Health Capital Appreciation Election 2004 Series B (GO — Local)^	7.48	08/01/2036	1,016,461
5,000,000	Palomar Pomerado CA Health Capital Appreciation Election 2004 Series B (GO — Local)^	7.49	08/01/2037	712,400
2,095,000	Pasadena CA Public Financing Authority Capital Appreciation Rose Bowl Series A (Miscellaneous Revenue)^	6.82	03/01/2027	709,597
4,450,000	Pasadena CA Public Financing Authority Capital Appreciation Rose Bowl Series A (Miscellaneous Revenue)^	6.90	03/01/2028	1,391,026
4,520,000	Pasadena CA Public Financing Authority Capital Appreciation Rose Bowl Series A (Miscellaneous Revenue)^	6.97	03/01/2029	1,306,506
6,725,000	Pasadena CA Public Financing Authority Capital Appreciation Rose Bowl Series A (Miscellaneous Revenue)^	7.03	03/01/2030	1,795,441
2,185,000	Pasadena CA Public Financing Authority Capital Appreciation Rose Bowl Series A (Miscellaneous Revenue)^	7.18	03/01/2031	528,836
245,000	Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	5.75	12/01/2012	254,374
1,190,000	Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	05/01/2014	1,202,352
3,845,000	Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	08/01/2037	3,910,826

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 77
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$5,420,000	Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25%	07/01/2024	$5,718,642
20,600,000	Rowland CA USD Capital Appreciation Series B (GO — Local)^	7.05	08/01/2039	2,858,868
10,000,000	Sacramento CA Housing Authority MFHR Northpointe Project (Housing Revenue, FHLMC Insured)±§	5.00	06/01/2037	9,651,400
2,350,000	San Diego CA USD Capital Appreciation Series A (GO — Local)^	6.37	07/01/2027	836,412
2,800,000	San Diego CA USD Capital Appreciation Series A (GO — Local)^	6.46	07/01/2028	921,900
1,830,000	San Diego CA USD Capital Appreciation Series A (GO — Local)^	6.51	07/01/2029	560,419
3,085,000	San Diego CA USD Capital Appreciation Series A (GO — Local)^	6.57	07/01/2030	876,233
2,750,000	San Diego CA USD Capital Appreciation Series C (GO — Local)^	6.57	07/01/2030	781,083
2,000,000	San Diego CA USD Capital Appreciation Series C (GO — Local)^	6.62	07/01/2031	527,300
1,500,000	San Diego CA USD Capital Appreciation Series C (GO — Local)^	6.65	07/01/2032	368,265
1,000,000	San Diego CA USD Capital Appreciation Series C (GO — Local)^	6.66	07/01/2033	229,490
2,000,000	San Diego CA USD Capital Appreciation Series C (GO — Local)^	6.67	07/01/2034	428,940
1,500,000	San Diego CA USD Capital Appreciation Series C (GO — Local)^	6.70	07/01/2035	299,160
14,395,000	San Diego CA USD Capital Appreciation Series C (GO — Local)^	6.72	07/01/2036	2,674,879
4,440,000	San Francisco CA City & County International Airport Series 34E (Airport Revenue, AGM Insured)	5.75	05/01/2024	4,655,873
4,500,000	San Francisco CA City & County International Airport Series A (Airport Revenue)	4.90	05/01/2029	4,195,215
1,000,000	San Jose CA MFHR Lenzen Housing Series B (Housing Revenue, GNMA Insured)	5.45	02/20/2043	960,430
2,905,000	San Rafael CA City High School District Capital Appreciation Series B (GO — Local, NATL-RE & FGIC Insured)^	6.17	08/01/2025	1,197,499
300,000	Santa Ana CA Finance Authority Lease Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	07/01/2015	337,089
2,285,000	Santa Monica CA Community College District 2002 Election Series E (GO — Local)^	5.61	08/01/2023	1,138,318
2,265,000	Santa Monica CA Community College District 2002 Election Series E (GO — Local)^	5.73	08/01/2024	1,050,643
2,165,000	Santa Monica CA Community College District 2002 Election Series E (GO — Local)^	5.84	08/01/2025	935,150
1,525,000	Santa Monica CA Community College District 2002 Election Series E (GO — Local)^	5.96	08/01/2026	610,671
205,000	Santa Rosa CA Rancheria Tachi Yokut Tribe Enterprise (Miscellaneous Revenue)††	4.50	03/01/2011	204,793
925,000	South Pasadena CA USD Capital Appreciation (GO — Local)^	6.23	08/01/2029	295,806
4,975,000	Student Education Loan Marketing Corporation CA Series IV D1 (Education Revenue, SLMA Insured)	5.88	01/01/2018	4,308,350
1,085,000	Sylvan CA USD Capital Appreciation (GO — Local, AGM Insured)^	6.83	08/01/2037	182,464
1,610,000	Union Elementary School District CA Capital Appreciation Series A (GO — Local, NATL-RE & FGIC Insured)^	5.67	09/01/2022	837,892
2,800,000	Union Elementary School District CA Capital Appreciation Series A (GO — Local, NATL-RE & FGIC Insured)^	5.95	09/01/2024	1,255,324
25,650,000	University of California Regents Medical Center Series C2 (Hospital Revenue)±§	0.98	05/15/2047	13,658,625
20,000,000	West Contra Costa CA USD Capital Appreciation Series D-2 (GO — Local, AGM Insured)^	7.14	08/01/2036	3,339,600
11,355,000	West Contra Costa CA USD Series C-1 (GO — Local, AGM Insured)^	6.79	08/01/2028	3,515,849

				276,659,875

Colorado: 1.92%
3,800,000	Aurora CO Housing Authority MFHR 6th Avenue Project Series A (Housing Revenue, U.S. Bank NA LOC)	5.70	12/01/2018	3,803,838
2,200,000	Colorado ECFA Charter School American Academy Project (Education Revenue, Moral Obligation Insured)	7.13	12/01/2033	2,421,276
3,330,000	Colorado ECFA Charter School Banning Lewis (Education Revenue)††	6.13	12/15/2035	2,748,915
1,420,000	Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	07/01/2019	1,340,665
410,000	Colorado ECFA Charter School Monument Academy Project (Education Revenue)	5.50	10/01/2017	410,418
500,000	Colorado ECFA Charter School Monument Academy Series A (Education Revenue)	7.25	10/01/2039	474,300
2,135,000	Colorado ECFA Union Colony Charter School Project (Education Revenue)††	5.75	12/01/2037	1,612,694
4,330,000	Colorado ECFA (Education Revenue)	7.25	11/01/2034	4,358,102
4,285,000	Colorado ECFA (Education Revenue)	6.25	11/01/2040	4,210,612
4,000,000	Colorado Health Facilities Authority Catholic Health Initiatives Series D (Hospital Revenue)	6.25	10/01/2033	4,254,760

78 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Colorado (continued)
$565,000	Colorado HFA Series A2 (Housing Revenue, NATL-RE-IBC Insured)	6.50%	08/01/2031	$591,990
140,000	Colorado HFA Series B2 (Housing Revenue)	7.10	04/01/2017	144,878
575,000	Colorado HFA Series B3 (GO — Local, AGM Insured)	6.70	08/01/2017	612,076
270,000	Colorado HFA SFHR Series D-2 (Housing Revenue)	6.90	04/01/2029	287,218
3,655,000	Denver CO Health & Hospital Authority Health Care Series A (Hospital Revenue)	5.00	12/01/2017	3,735,520
3,730,000	Denver CO Health & Hospital Authority Health Care Series A (Hospital Revenue)	5.00	12/01/2020	3,669,761
4,315,000	E-470 Public Highway Authority CO Capital Appreciation Senior Lien Series B (Transportation Revenue, NATL-RE Insured)^	5.07	09/01/2016	3,246,045
2,290,000	Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	05/01/2017	2,147,974
405,000	Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	05/01/2015	387,071
390,000	Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	05/01/2020	359,662
2,250,000	Larimer County CO School District # 1 (GO — Local, NATL-RE-IBC Insured)	7.00	12/15/2016	2,695,118
2,375,000	Public Authority for Colorado Energy Natural Gas (Utilities Revenue)	5.75	11/15/2018	2,510,636

				46,023,529

Connecticut: 0.70%
1,000,000	Connecticut Development Authority Water Facilities (Water & Sewer Revenue, AMBAC-TCRS Insured)	6.15	04/01/2035	968,100
900,000	Connecticut HEFA Eastern Connecticut Health Network Series A (Continuing Care Retirement Community Revenue, Radian Insured)	6.38	07/01/2016	907,011
1,000,000	Connecticut HEFA University of Hartford Series G (Education Revenue, Radian Insured)	5.25	07/01/2026	942,310
2,000,000	Connecticut HFA Special Needs Housing Series 2 (Health Revenue, AMBAC Insured)	5.25	06/15/2022	2,001,680
1,390,000	Connecticut HFA Special Needs Housing Series 7 (Health Revenue, AGM Insured)	5.00	06/15/2019	1,533,587
5,355,000	Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (IDR)	5.50	01/01/2014	5,368,869
5,000,000	Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (IDR)	5.50	01/01/2015	5,004,700
5,000	New Haven CT ETM Series C (Pre Refunded Revenue, NATL-RE Insured)	5.00	11/01/2019	5,407

				16,731,664

Delaware: 0.32%
7,500,000	Delaware State Economic Development Authority (IDR, AMBAC Insured)	5.20	02/01/2019	7,584,375

District of Columbia: 0.13%
665,000	District of Columbia HFA SFHR Series B (Housing Revenue, GNMA & FNMA Insured)	5.85	12/01/2018	687,371
205,000	District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70	05/15/2012	208,323
2,000,000	District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10/01/2035	2,163,040

				3,058,734

Florida: 6.19%
4,000,000	Alachua County FL Health Facilities Authority Shands Teaching Hospital Series A (Hospital Revenue, NATL-RE Insured)	6.25	12/01/2016	4,500,800
2,200,000	Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, AMBAC Insured)	5.00	09/01/2021	2,218,194
2,115,000	Cape Coral FL Bond Anticipation Notes (Water & Sewer Revenue)	6.00	10/01/2011	2,185,578
2,245,000	Championsgate FL Community Development District Capital Improvement Series A (Tax Revenue)	6.25	05/01/2020	1,976,318
1,000,000	Collier County FL School Board Refunding COP (Miscellaneous Revenue, AGM Insured)	5.25	02/15/2021	1,066,930
3,275,000	Connerton West Community Development District FL Series B (Tax Revenue)^^(i)	5.13	05/01/2016	1,243,190

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 79
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$5,000,000	Escambia County FL Health Facilities Authority Ascension Health Series C (Hospital Revenue)	5.75%	11/15/2032	$5,081,450
1,760,000	Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12/15/2047	1,764,893
2,815,000	Florida Housing Finance Corporation Villa Capri Phase III (Miscellaneous Revenue)	7.60	12/15/2042	2,820,658
4,185,000	Florida Port Finance Commission Transportation Intermodal Program (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	10/01/2014	4,216,471
4,750,000	Florida State Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	6.00	09/15/2030	4,213,345
3,750,000	Florida State Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	6.00	09/15/2040	3,200,963
175,000	Gulf Breeze FL Revenue Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured)±§	4.75	12/01/2015	178,665
595,000	Heritage Harbor FL Community Development District (Tax Revenue)	7.75	05/01/2023	458,394
2,150,000	Heritage Isles FL Community Development District (Tax Revenue)^^(i)	7.10	10/01/2023	836,221
75,000	Hillsborough County FL Port District Tampa Port Authority Project Series A Prerefunded (Airport Revenue, NATL-RE Insured)	5.75	06/01/2018	79,090
2,750,000	Hollywood FL Community Redevelopment Agency (Tax Revenue)	5.13	03/01/2014	2,834,893
480,000	Indian Trace FL Community Development District Series B (Tax Revenue)	8.25	05/01/2011	480,600
2,800,000	Indigo FL Community Development District Series C (Tax Revenue)	7.00	05/01/2030	2,328,424
10,000,000	Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (Miscellaneous Revenue, ACA Insured)	5.75	10/01/2024	9,759,800
5,000,000	Jacksonville FL Economic Development Commission ID Metropolitan Parking Solutions Project (Miscellaneous Revenue, ACA Insured)	5.88	06/01/2025	4,902,200
3,565,000	Jacksonville FL HCFR Jacksonville Medical Center Series A (Health Revenue)	7.00	10/01/2029	3,311,600
5,000,000	Jacksonville FL Port Authority (Transportation Revenue, AGM Insured)	6.00	11/01/2038	5,042,850
1,406,585	Lakeside Plantation FL Community Development District Series A (Tax Revenue)	6.95	05/01/2031	1,315,227
2,755,000	Marshall Creek FL Community Development District (Tax Revenue)	6.63	05/01/2032	2,284,832
1,805,000	Marshall Creek FL Community Development District Series A (Tax Revenue)	7.65	05/01/2032	1,742,330
2,070,000	Miami-Dade County FL IDA Airis Miami II LLC Project (Transportation Revenue, AMBAC Insured)	6.00	10/15/2025	1,881,092
5,000,000	Miami-Dade County FL IDA Series C (IDR)±§	3.24	07/01/2032	5,000,000
1,200,000	Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	04/01/2028	1,224,900
5,000,000	Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.50	10/01/2025	5,247,000
1,217,000	North Springs FL Improvement District Series B (Miscellaneous Revenue)	7.00	05/01/2019	1,217,377
6,285,000	North Sumter County FL Utility Dependent District (GO — Local)	5.00	10/01/2020	6,175,201
2,310,000	Orange County FL Health Facilities Authority Orlando Regional Health Care Systems Series C (Hospital Revenue, NATL-RE Insured)	6.25	10/01/2016	2,588,309
610,000	Orange County FL Health Facilities Authority Series C (Pre Refunded Revenue, NATL-RE Insured)	6.25	10/01/2016	725,693
2,960,000	Orlando & Orange County FL Expressway Authority Junior Lien (Transportation Revenue, NATL-RE & FGIC Insured)	8.25	07/01/2015	3,638,462
3,210,000	Orlando FL Housing Authority West Oaks Apartments Projects Putable (Housing Revenue, FNMA Insured)	5.05	08/01/2033	3,375,187
3,000,000	Palm Beach County FL Criminal Justice Facilities (Miscellaneous Revenue, NATL-RE & FGIC Insured)	7.20	06/01/2015	3,627,270
905,000	Palm Beach County FL Health Facilities Authority John F. Kennedy Memorial Hospital Incorporated Project Series C (Pre Refunded Revenue)	9.50	08/01/2013	1,010,451
2,000,000	Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11/01/2028	2,087,480
2,855,000	Poinciana FL Community Development District Series A (Tax Revenue)	7.13	05/01/2031	2,802,068
4,750,000	Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, AMBAC Insured)±§	5.35	03/15/2042	4,943,515
2,375,000	Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11/15/2026	2,224,591
3,525,000	Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11/15/2041	3,521,581
2,950,000	Seminole Tribe FL Series 2010A Gaming Division Series A (Miscellaneous Revenue)††	5.13	10/01/2017	2,856,751

80 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$5,000,000	Seminole Tribe FL Special Obligation Series A (Miscellaneous Revenue)††	5.75%	10/01/2022	$4,862,350
1,000,000	St. John’s County FL IDA Health Care Glenmoor Project Series B (Continuing Care Retirement Community Revenue)±§	4.75	01/01/2041	1,016,620
5,500,000	St. Petersburg FL Health Facilities Authority All Children’s Project Series A (Hospital Revenue)	6.50	11/15/2039	5,873,670
7,605,000	Stoneybrook FL Community Development District (Tax Revenue)^^	7.00	10/01/2022	2,989,830
3,965,000	Sunrise FL Cap Appreciation Series B (Tax Revenue, NATL-RE Insured)^	3.85	10/01/2016	3,180,168
2,020,000	Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2020	2,039,715
2,140,000	Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2021	2,151,406
2,265,000	Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, NATL-RE Insured)	5.75	05/01/2022	2,249,915

				148,554,518

Georgia: 2.02%
1,315,000	Athens GA Housing Authority Student Housing Lease University of Georgia East Campus (Education Revenue, AMBAC Insured)	5.25	12/01/2020	1,420,976
2,640,000	Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (Education Revenue)	5.63	07/01/2018	2,713,735
510,000	Brunswick & Glynn County GA Memorial Hospital Authority 2005 Anticipation Certificates Southeast Georgia Health Systems Incorporated Project (Hospital Revenue, NATL-RE Insured)	6.00	08/01/2016	510,826
30,000	Cartersville GA (GO — Local)	6.70	01/01/2012	30,814
1,000,000	Chatham County GA Hospital Authority Memorial Health Medical Center Series A (Hospital Revenue)	6.13	01/01/2024	1,000,640
660,000	Cobb & Marietta GA Coliseum & Exhibit Hall Authority (Miscellaneous Revenue, NATL-RE Insured)	5.50	10/01/2012	682,763
465,000	Forsyth County GA Hospital Authority Anticipation Certificates Georgia Baptist Health Care System Project (Pre Refunded Revenue)	6.38	10/01/2028	560,860
6,000,000	Gainesville & Hall County GA Development Authority Senior Living Facilities, Lanier Village Estates Series C (Continuing Care Retirement Community Revenue)	7.25	11/15/2029	6,045,000
5,450,000	Georgia HFA SFHR Series A-2 (Housing Revenue, GO of Authority Insured)	5.45	12/01/2022	5,527,172
2,085,000	Georgia HFA SFHR Series B-2 (Housing Revenue, GO of Authority Insured)	5.35	12/01/2022	2,093,590
2,175,000	Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12/01/2016	2,258,194
2,220,000	Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12/01/2017	2,293,349
2,500,000	Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, AMBAC Insured)	5.50	12/01/2018	2,572,800
450,000	Georgia Municipal Electric Authority Power Revenue Unrefunded (Pre Refunded Revenue, NATL-RE, IBC & Bank of New York Insured)	6.50	01/01/2017	519,017
1,000,000	Georgia Municipal Electric Authority Power Series B (Utilities Revenue, NATL-RE-IBC Insured)	6.25	01/01/2017	1,180,250
400,000	Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, AMBAC Insured)	7.25	01/01/2024	499,720
5,000	Georgia State Series B Prerefunded (Pre Refunded Revenue)	6.25	03/01/2011	5,049
245,000	Henry County GA School District Series A (GO — Local)	6.45	08/01/2011	251,544
1,750,000	Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	03/15/2018	1,831,060
4,675,000	Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.00	03/15/2022	4,664,341
3,230,000	Main Street Natural Gas Incorporated of Georgia Gas Project Series A (Utilities Revenue)	5.50	09/15/2022	3,268,372

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 81
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Georgia (continued)
$1,685,000	Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00%	03/15/2016	$1,746,620
3,000,000	Main Street Natural Gas Incorporated of Georgia Gas Project Series B (Utilities Revenue)	5.00	03/15/2018	3,061,260
3,870,000	Richmond County GA Development Authority Student Housing Facilities Augusta State University LLC Project Series A (Education Revenue)	5.38	02/01/2025	3,771,044

				48,508,996

Guam: 0.14%
280,000	Guam Education Financing Foundation COP Guam Public School Facilities Project Series B (Miscellaneous Revenue, ACA Insured)	4.50	10/01/2026	230,336
1,355,000	Guam Government Waterworks Authority (Water & Sewer Revenue)	4.25	07/01/2017	1,310,434
450,000	Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	437,054
60,000	Guam Housing Corporation Series A (Housing Revenue, FHLMC Insured)	5.75	09/01/2031	62,059
1,400,000	Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	1,370,866

				3,410,749

Hawaii: 0.00%
30,000	Hawaii State Housing Finance & Development Corporation Series A (Housing Revenue, FNMA Insured)	5.75	07/01/2030	30,237

Idaho: 0.89%
6,300,000	Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	6,859,125
3,000,000	Idaho Health Facilities Authority Trinity Health Credit Group Series B (Hospital Revenue)	6.25	12/01/2033	3,182,370
1,650,000	Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Series A (Education Revenue)	6.50	12/01/2038	1,456,290
500,000	Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	06/01/2038	448,840
2,500,000	Idaho Housing & Finance Association North Star Charter School Project Series A (Education Revenue)	9.50	07/01/2039	2,785,200
1,500,000	Idaho Housing & Finance Association Series A (Education Revenue)	6.13	07/01/2038	1,311,270
40,000	Idaho Housing & Finance Association Series C2 (Housing Revenue)	6.35	07/01/2015	40,072
290,000	Idaho Housing & Finance Association Series E Class I (Housing Revenue)	3.60	07/01/2033	290,592
75,000	Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA VA Mortgages Insured)	6.15	01/01/2028	75,375
285,000	Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	07/01/2014	289,979
470,000	Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	07/01/2025	470,404
4,000,000	University of Idaho General Series 2011 (Education Revenue)±§	5.25	04/01/2041	4,200,560

				21,410,077

Illinois: 7.60%
2,740,000	Aurora IL Series B (Tax Revenue)	5.85	12/30/2013	2,785,100
5,745,000	Chicago IL Board of Education Capital Appreciation School Reform Series A (GO — Local, NATL-RE & FGIC Insured)^	5.28	12/01/2020	3,423,790
10,000,000	Chicago IL Board of Education Capital Appreciation School Reform Series B-1 (GO — Local, NATL-RE & FGIC Insured)^	5.40	12/01/2021	5,582,400
10,000,000	Chicago IL Board of Education Capital Appreciation School Reform Series B-1 (GO — Local, NATL-RE & FGIC Insured)^	5.51	12/01/2022	5,229,900
1,000,000	Chicago IL Board of Education Series D (GO — Local, AGM Insured)	5.00	12/01/2025	990,630
3,060,000	Chicago IL Capital Appreciation Series A (GO — Local, NATL-RE Insured)±§	5.56	01/01/2021	3,235,338
23,450,000	Du Page County IL Community Unit School District # 46 School Building (GO — Local, AMBAC Insured)^	5.00	01/01/2023	12,949,794
190,000	Du Page County IL Special Service Area # 31 Monarch Landing Project (Tax Revenue)	5.40	03/01/2016	181,173

82 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$2,390,000	Eureka IL Eureka College Project 1998 Series B (Education Revenue)±§	7.00%	01/01/2019	$2,410,339
136,056	Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue)^^	7.88	07/01/2020	98,203
5,000,000	Illinois Finance Authority Advocate Healthcare Network Series D (Hospital Revenue)	6.50	11/01/2038	5,347,100
305,000	Illinois Finance Authority New Money Community Rehabilitation Series A (Continuing Care Retirement Community Revenue, GO of Participants Insured)	5.35	07/01/2027	248,233
5,000,000	Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Hospital Revenue)	6.00	08/15/2039	5,257,050
1,470,000	Illinois Finance Authority Revenue IL Medical District Commission Project A (Miscellaneous Revenue, CIFG Insured)	4.13	09/01/2018	1,451,390
2,830,000	Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Hospital Revenue, AGM Insured)	5.50	02/15/2014	2,868,007
1,730,000	Illinois Health Facilities Authority Edward Hospital Obligated Group A Series 2001-A (Hospital Revenue, AGM Insured)	5.50	02/15/2015	1,752,438
6,520,000	Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80	12/20/2041	6,586,569
9,595,000	Illinois Sports Facilities Authority State Tax Supported Capital Appreciation (Tax Revenue, AMBAC Insured)^	5.44	06/15/2021	5,471,453
4,900,000	Illinois State (GO — State, AMBAC Insured)	5.00	11/01/2025	4,536,175
7,475,000	Illinois State (GO — State, AMBAC Insured)	5.00	04/01/2027	6,770,033
6,705,000	Illinois State (GO — State, AMBAC Insured)	5.00	04/01/2028	6,016,531
5,000,000	Illinois State Series 1 (Tax Revenue, NATL-RE & FGIC Insured)	6.00	06/15/2026	5,410,050
7,500,000	Illinois State Series A (GO — State)	4.75	09/01/2026	6,569,625
1,000,000	Illinois State Toll Highway Authority Series B (Transportation Revenue)	5.50	01/01/2033	1,000,570
1,265,000	Kane & De Kalb County IL Community Unit School District # 302 School Building (GO — Local, AGM Insured)	5.50	02/01/2025	1,353,499
3,610,000	Kane & De Kalb County IL Community Unit School District # 302 School Building (GO — Local, AGM Insured)	5.50	02/01/2026	3,819,091
5,000,000	Kendall Kane & Will County IL Capital Appreciation Bonds # 308 (GO — Local, AGM Insured)^	5.50	02/01/2026	2,202,500
11,050,000	Kendall Kane & Will County IL Capital Appreciation Bonds # 308 (GO — Local, AGM Insured)^	5.58	02/01/2027	4,552,600
1,745,000	Lake County IL Community Consolidated School District # 24 Millburn Capital Appreciation Bonds (GO — Local, NATL-RE & FGIC Insured)^	3.17	12/01/2015	1,493,319
5,435,000	Lake County IL Community Consolidated School District # 38 Capital Appreciation Bonds (GO — Local, AMBAC Insured)^	6.90	02/01/2024	2,239,981
3,080,000	Lake County IL Community High School District # 117 Antioch Capital Appreciation Series B (GO — Local, NATL-RE & FGIC Insured)^	4.83	12/01/2016	2,320,410
675,000	Lake County IL School District # 038 Big Hollow Capital Appreciation (GO — Local, AMBAC Insured)^	6.14	02/01/2019	414,099
715,000	Lake County IL School District # 38 Big Hollow Capital Appreciation (GO — Local, AMBAC Insured)^	5.18	02/01/2016	550,886
3,925,000	Lake County IL School District # 38 Big Hollow Capital Appreciation (GO — Local, AMBAC Insured)^	5.92	02/01/2018	2,595,132
1,250,000	Lake County IL School District # 38 Big Hollow Capital Appreciation (GO — Local, AMBAC Insured)^	6.34	02/01/2020	708,950
600,000	Lake County IL School District # 38 Big Hollow Capital Appreciation (GO — Local, AMBAC Insured)^	6.52	02/01/2021	314,214
910,000	Lake County IL Township High School District # 126 Zion-Benton Capital Appreciation (Miscellaneous Revenue, NATL-RE & FGIC Insured)^	4.46	02/01/2020	608,553
600,000	McHenry & Kane County IL Community Consolidated School District # 158 Huntley Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	5.21	01/01/2019	397,296
6,850,000	Metropolitan Pier & Exposition Authority Capital Appreciation McCormick Series A (Tax Revenue, NATL-RE Insured)^	5.88	12/15/2024	3,051,059
6,600,000	Metropolitan Pier & Exposition Authority Capital Appreciation McCormick Series A (Tax Revenue, NATL-RE Insured)^	6.02	12/15/2025	2,718,342
7,400,000	Metropolitan Pier & Exposition Authority Capital Appreciation McCormick Series B (Tax Revenue, AGM Insured)^	6.22	06/15/2027	2,700,778

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 83
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$29,980,000	Metropolitan Pier & Exposition Authority Capital Appreciation McCormick Series PJ (Tax Revenue, NATL-RE Insured)^	6.32%	06/15/2028	$10,118,850
20,400,000	Metropolitan Pier & Exposition Authority Capital Appreciation McCormick Series PJ (Tax Revenue, NATL-RE & FGIC Insured)^	6.41	06/15/2029	6,378,264
4,020,000	Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.25	06/01/2021	3,937,791
14,650,000	Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	14,251,374
1,500,000	Southwestern IL Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35	03/01/2031	1,081,590
2,525,000	Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	03/01/2025	1,893,018
605,000	Tazewell County IL School District # 51 (GO — Local, NATL-RE & FGIC Insured)	9.00	12/01/2023	837,877
2,000,000	Town of Cicero IL Series A (GO — Local, XLCA Insured)	5.25	01/01/2016	2,065,440
5,000,000	University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	04/01/2038	5,202,550
7,370,000	Will County IL Community USD # 201 U Crete-Monee Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	5.05	11/01/2019	4,736,994
1,500,000	Will County IL Community USD # 201 U Crete-Monee Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	5.75	11/01/2023	724,665
3,680,000	Will County IL Community USD # 201 U Crete-Monee Capital Appreciation (GO — Local, NATL-RE & FGIC Insured)^	3.87	11/01/2016	2,939,474

				182,380,487

Indiana: 3.47%
1,450,000	Indiana Bond Bank Special Program Gas Series A (Utilities Revenue)	5.25	10/15/2015	1,610,385
3,600,000	Indiana Bond Bank Special Program BMA Index Series B2 (Miscellaneous Revenue)±§	1.00	10/15/2022	2,935,188
2,000,000	Indiana Finance Authority Environmental Duke Energy Series B (Resource Recovery Revenue)	6.00	08/01/2039	2,084,240
55,710,000	Indiana HEFA Ascension Health Series B3 (Hospital Revenue)±§	2.47	11/15/2031	55,710,000
3,050,000	Indiana HEFA Clarian Health Series B (Hospital Revenue)	5.00	02/15/2022	3,070,100
7,600,000	Indianapolis Airport Authority Federal Express Corporation Project (Transportation Revenue)	5.10	01/15/2017	7,887,432
240,000	Indianapolis IN Local Public Improvement Series B (Water & Sewer Revenue)	6.00	01/10/2020	273,401
235,000	Lawrence Township IN Metropolitan School District (Miscellaneous Revenue, NATL-RE-IBC Insured)	6.88	07/05/2011	237,851
8,325,000	St. Joseph County IN Educational Facilities Revenue Notre Dame Project (Education Revenue)	5.00	03/01/2036	8,429,479
1,225,000	Valparaiso IN Economic Development Valparaiso Family YMCA (Miscellaneous Revenue)	6.00	12/01/2036	993,193

				83,231,269

Iowa: 0.22%
1,620,000	Xenia Rural Water District IA (Water & Sewer Revenue, CIFG Insured)	5.00	12/01/2017	1,060,727
500,000	Xenia Rural Water District IA (Water & Sewer Revenue, CIFG Insured)	4.25	12/01/2019	307,640
1,400,000	Xenia Rural Water District IA (Water & Sewer Revenue, CIFG Insured)	4.50	12/01/2031	718,830
6,420,000	Xenia Rural Water District IA (Water & Sewer Revenue, CIFG Insured)	5.00	12/01/2041	3,314,582

				5,401,779

Kansas: 1.40%
150,000	Kansas Development Finance Authority Health Facilities Hartford Series B-1 (Continuing Care Retirement Community Revenue, ACA Insured)	6.13	04/01/2012	150,317
1,165,000	Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.50	09/01/2026	749,887
260,000	Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)±§	6.70	06/01/2029	264,563
435,000	Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A5 (Housing Revenue, GNMA & FNMA Insured)	5.70	12/01/2036	455,663
25,900,000	Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax, Second Lien Series A (Tax Revenue)^	6.15	06/01/2021	13,779,318

84 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Kansas (continued)
$15,765,000	Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax, Second Lien Series B (Tax Revenue)	5.00%	12/01/2020	$15,839,253
3,320,000	Wyandotte County-Kansas City KS United Government Transportation Development District Legends Village West Project (Tax Revenue)	4.88	10/01/2028	2,368,455

				33,607,456

Kentucky: 1.57%
22,030,000	Kentucky Asset / Liability Commission General Fund Series A (GO — State, NATL-RE & FGIC Insured)±§	0.72	11/01/2027	17,966,787
16,825,000	Kentucky Asset / Liability Commission General Fund Series B (Miscellaneous Revenue, NATL-RE & FGIC Insured)±§	0.74	11/01/2025	12,721,551
4,320,000	Kentucky EDFA Unrefunded Balance Norton Series B (Hospital Revenue, NATL-RE Insured)^	6.18	10/01/2023	1,989,446
940,000	Kentucky EDFA Unrefunded Balance Norton Series B (Hospital Revenue, NATL-RE Insured)^	6.68	10/01/2028	293,318
4,580,000	Kentucky EDFA Unrefunded Balance Norton Series C (Hospital Revenue, NATL-RE Insured)±§	5.95	10/01/2017	4,830,297

				37,801,399

Louisiana: 0.85%
3,925,000	Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2018	3,874,878
700,000	Louisiana PFA Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00	07/01/2030	573,496
2,250,000	Louisiana PFA Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	5.00	07/01/2032	1,916,280
255,000	Louisiana PFA Black & Gold Facilities Project Series A (Education Revenue, CIFG Insured)	4.50	07/01/2038	180,035
685,000	Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2019	698,734
2,275,000	Louisiana State Tobacco Settlement Financing Corporation Series 2001B (Tobacco Revenue)	5.50	05/15/2030	2,240,215
1,700,000	New Orleans LA (GO — State, FGIC Insured)	5.50	12/01/2021	1,755,726
5,950,000	New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	01/01/2040	5,983,082
825,000	New Orleans LA Aviation Board Restructuring Series A-1 (Airport Revenue, AGM Insured)	6.00	01/01/2023	905,627
770,000	New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.75	06/01/2018	821,836
320,000	New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	06/01/2019	344,573
1,000,000	New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	06/01/2024	1,034,630

				20,329,112

Maine: 0.47%
11,225,000	Maine Educational Loan Authority Student Loan Series A-3, Class A (Education Revenue, AGM Insured)	5.88	12/01/2039	11,391,691

Maryland: 0.76%
270,000	Annapolis MD EDFA St. John’s College Facilities (Education Revenue)	5.50	10/01/2018	270,967
302,000	Howard County MD COP Agricultural Land Preservation # 90-23 Series A (Miscellaneous Revenue)	8.00	08/15/2020	389,870
500,000	Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.88	07/01/2021	500,435
1,000,000	Maryland CDA Department of Housing & Community Development Series A (Housing Revenue)	5.50	07/01/2022	1,009,300

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 85

MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Maryland (continued)
$3,900,000	Maryland CDA Department of Housing & Community Development Series A (GO — State)	4.55%	09/01/2022	$3,840,135
625,000	Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	09/01/2031	651,088
1,500,000	Maryland CDA Department of Housing & Community Development Series P (Housing Revenue)	4.45	09/01/2021	1,477,020
2,760,000	Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (Miscellaneous Revenue)	7.50	09/01/2015	2,789,642
2,500,000	Maryland Health & Higher Educational Facilities Authority Anne Arundel Health Systems Series A (Hospital Revenue)	6.75	07/01/2039	2,732,975
1,200,000	Maryland Health & Higher Educational Facilities Authority Catholic Health Initiatives (Hospital Revenue)	6.00	12/01/2013	1,216,032
3,000,000	Maryland Health & Higher Educational Facilities Authority Washington County Hospital (Hospital Revenue)	6.00	01/01/2043	2,864,880
500,000	Montgomery County MD Housing Opportunities MFHR Community Housing Series A (Housing Revenue, FHA GNMA Insured)	5.35	07/01/2021	501,525

				18,243,869

Massachusetts: 2.58%
2,560,000	Massachusetts Development Finance Agency Revenue Sabis International Charter Series A (Education Revenue)	8.00	04/15/2031	2,792,166
3,900,000	Massachusetts Development Finance Agency Revenue Sabis International Charter Series A (Education Revenue)	8.00	04/15/2039	4,226,664
7,650,000	Massachusetts Educational Finance Authority Educational Loan Revenue Issue Series A (Education Revenue)	5.15	01/01/2026	7,401,681
3,845,000	Massachusetts Educational Finance Authority Educational Loan Revenue Issue Series B (Education Revenue)	5.38	01/01/2020	3,843,654
1,315,000	Massachusetts Educational Finance Authority Educational Loan Revenue Issue Series E (Education Revenue, AMBAC Insured)	5.30	01/01/2016	1,316,815
3,830,000	Massachusetts Educational Finance Authority Series 1 (Education Revenue)	6.00	01/01/2028	3,931,725
25,000,000	Massachusetts HEFA Partners Healthcare Series G-6 (Hospital Revenue)±§	1.12	07/01/2038	24,850,000
100,000	Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12/01/2034	91,081
5,425,000	Massachusetts Industrial Finance Agency Ogden Haverhill Project Series A (Resource Recovery Revenue)	5.60	12/01/2019	5,436,067
1,000,000	Massachusetts Industrial Finance Agency Series A (Resource Recovery Revenue)	5.50	12/01/2013	1,001,620
1,825,000	Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 4 Series 1 (Utilities Revenue, NATL-RE Insured)±§(a)(m)(n)	0.28	07/01/2017	1,784,668
800,000	Massachusetts State Port Authority Delta Airlines Incorporated Project Series A (Airport Revenue, AMBAC Insured)	5.50	01/01/2013	781,640
1,200,000	Massachusetts State Series C (GO — State, AGM Insured)±§	2.06	11/01/2020	1,077,696
3,870,000	Massachusetts State Water Pollution Abatement Pool Program (Water & Sewer Revenue)±§	3.01	08/01/2022	3,360,166

				61,895,643

Michigan: 4.25%
1,400,000	Cesar Chavez Academy MI Incorporated COP (Education Revenue)	8.00	02/01/2033	1,432,942
5,855,000	Detroit MI Capital Improvement Limited Tax Series A-1 (GO — Local)	5.00	04/01/2015	5,654,642
7,765,000	Detroit MI City School District Series A (GO — Local, AGM Insured)	5.00	05/01/2019	7,970,229
3,190,000	Detroit MI Convention Facilities Cobo Hall (Tax Revenue, NATL-RE Insured)	5.00	09/30/2013	3,331,285
3,150,000	Detroit MI District Aid (GO — Local)	5.00	11/01/2030	2,939,423
1,355,000	Detroit MI Sewage Disposal Revenue Refunding Senior Lien Series C
	(Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.25	07/01/2016	1,491,923
3,100,000	Detroit MI Water Supply System (GO — Local, NATL-RE Insured)	5.50	04/01/2011	3,107,099
2,710,000	Jackson MI Capital Appreciation Downtown Development (Miscellaneous Revenue, AGM Insured)^	6.88	06/01/2026	957,172
1,000,000	Michigan Finance Authority Educational Facilities Series A (Education Revenue)	7.38	10/01/2020	1,045,880

86 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan (continued)
$1,000,000	Michigan Finance Authority Educational Facilities Series A (Education Revenue)	8.00%	10/01/2030	$1,041,880
8,000,000	Michigan Finance Authority Educational Facilities Series A (Education Revenue)	8.50	10/01/2045	8,505,040
490,000	Michigan Finance Authority Limited Obligation Series A (Education Revenue)	7.50	12/01/2020	478,612
1,135,000	Michigan Finance Authority Limited Obligation Series A (Education Revenue)	8.00	12/01/2030	1,092,381
2,220,000	Michigan Finance Authority Limited Obligation Series A (Education Revenue)	8.25	12/01/2039	2,132,754
1,635,000	Michigan Finance Authority Public School Academy Old Redford Series A (Education Revenue)	5.25	12/01/2020	1,532,633
2,000,000	Michigan Finance Authority Public School Academy Old Redford Series A (Education Revenue)	5.90	12/01/2030	1,805,040
250,000	Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11/01/2015	249,875
440,000	Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11/01/2020	436,454
2,920,000	Michigan Finance Authority Public School Academy University Learning (Education Revenue)	7.38	11/01/2030	2,952,704
4,145,000	Michigan Finance Authority Public School Academy University Learning (Education Revenue)	7.50	11/01/2040	4,184,502
150,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (GO — Local, AMBAC Insured)	4.80	11/01/2015	150,723
450,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (GO — Local, AMBAC Insured)	5.00	05/01/2017	448,857
150,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (GO — Local, AMBAC Insured)	4.00	11/01/2021	131,339
565,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2015	584,645
2,770,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (GO — Local, AMBAC Insured)	4.25	12/01/2016	2,745,901
2,275,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (GO — Local, AMBAC Insured)	5.00	12/01/2017	2,258,120
1,185,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B-Group A (Miscellaneous Revenue, AMBAC Insured)	5.25	12/01/2023	1,101,505
1,000,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (GO — Local, AMBAC Insured)	3.63	05/01/2016	973,200
450,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (GO — Local, AMBAC Insured)	3.75	05/01/2017	432,954
100,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (GO — Local, AMBAC Insured)	4.00	05/01/2019	93,228
100,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (GO — Local, AMBAC Insured)^	4.33	05/01/2016	79,521
110,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (GO — Local, AMBAC Insured)^	4.67	05/01/2017	82,053
75,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (GO — Local, AMBAC Insured)^	5.33	05/01/2019	48,359
50,000	Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (GO — Local, AMBAC Insured)^	5.56	05/01/2020	29,953
3,000,000	Michigan Municipal Bond Authority School District of Detroit (GO — Local, AGM Insured)	5.00	06/01/2019	3,083,670
2,500,000	Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	09/01/2039	2,712,275
1,242,500	Michigan Public Educational Facilities Authority Limited Obligation Crescent (Education Revenue, Q-SBLF Insured)	7.00	10/01/2036	1,089,374
1,055,000	Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Education Revenue, Q-SBLF Insured)	6.25	10/01/2023	896,961
2,085,000	Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12/01/2030	2,074,763

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 87
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan(continued)
$4,170,000	Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63%	12/01/2039	$4,108,451
4,965,000	Michigan State Hospital Finance Authority Detroit Medical Group Series A (Hospital Revenue, AMBAC Insured)	5.25	08/15/2027	4,726,680
2,450,000	Michigan State Hospital Finance Authority Series C (Hospital Revenue)±§	6.00	12/01/2034	2,902,932
500,000	Michigan State Hospital Finance Authority Trinity Health Series A (Hospital Revenue)	5.00	12/01/2014	545,705
3,400,000	Michigan State Housing Development Authority AMT Series C (Housing Revenue, GO of Authority Insured)	5.00	12/01/2020	3,314,286
850,000	Michigan State Strategic Fund Limited Obligation Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR)±§	5.50	12/01/2028	864,280
40,000	Michigan State Strategic Fund Series A (Miscellaneous Revenue, AGM Insured)	5.25	10/15/2021	41,310
10,000,000	Monroe County MI Economic Development Corporation Detroit Edison Company Series AA (IDR, NATL-RE & FGIC Insured)	6.95	09/01/2022	11,758,500
1,340,000	Star International Academy MI COP Full Term (Education Revenue)	6.13	03/01/2037	1,194,168
1,115,000	Wayne County MI Airport Authority Junior Lien (Airport Revenue, NATL-RE Insured)	5.00	12/01/2016	1,148,428

				101,964,611

Minnesota: 0.28%
750,000	Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	08/01/2038	690,233
550,000	Becker MN PCR Northern States Power Series A (IDR)±§	8.50	09/01/2019	614,367
900,000	Falcon Height MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11/01/2037	725,634
500,000	Fergus Falls MN Health Care Facilities Pioneer Retirement Community (Continuing Care Retirement Community Revenue)	4.00	11/15/2011	498,965
3,000,000	St. Paul MN HFA and RDA (Hospital Revenue)	6.00	11/15/2035	2,651,760
1,500,000	Woodbury MN Math Science Academy Project Series A (Miscellaneous Revenue)	7.50	12/01/2031	1,487,370

				6,668,329

Mississippi: 0.01%
450,000	Gulfport-Biloxi Regional Airport Authority MS Passenger Facilities Series A (Airport Revenue, ACA Insured)	5.00	10/01/2022	360,986

Missouri: 1.17%
2,000,000	Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFG Insured)	4.00	04/15/2026	1,386,320
315,000	Desloge MO US Highway 67 State Street Redevelopment Project (Tax Revenue)	5.20	04/15/2020	279,440
455,000	Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	429,561
4,300,000	Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Transportation Revenue)	6.88	09/01/2032	3,974,963
2,485,000	Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	2,266,643
3,000,000	Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11/01/2025	2,844,600
35,000	Missouri Housing Development Commission Mortgage SFHR Series B (Housing Revenue, GNMA & FNMA Insured)	6.25	09/01/2015	35,060
165,000	Missouri Housing Development Commission Mortgage SFHR Series B (Housing Revenue, GNMA & FNMA Insured)	6.45	09/01/2027	165,135
460,000	Ozark MO COP Community Center Project (Miscellaneous Revenue)	5.00	09/01/2026	422,423
500,000	Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	534,380
1,500,000	Sikeston MO (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2016	1,617,630
2,000,000	St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	07/01/2029	2,043,580
2,000,000	St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.63	07/01/2034	2,037,020
2,555,000	St. Louis MO Lambert St. Louis International Airport Series B (Airport Revenue, NATL-RE & FGIC Insured)	6.00	07/01/2013	2,750,125
5,000,000	St. Louis MO Municipal Finance Corporation Convention Centre Series A (Miscellaneous Revenue, AGM Insured)^	6.85	07/15/2032	1,174,450
6,750,000	St. Louis MO Municipal Finance Corporation Convention Centre Series A (Miscellaneous Revenue, AGM Insured)^	6.85	07/15/2034	1,385,978

88 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Missouri (continued)
$3,000,000	St. Louis MO Municipal Finance Corporation Convention Centre Series A (Miscellaneous Revenue, AGM Insured)^	6.87%	07/15/2037	$500,850
5,000,000	St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured)^	6.82	07/15/2031	1,263,700
6,250,000	St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured)^	6.85	07/15/2033	1,372,563
5,790,000	St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured)^	6.86	07/15/2035	1,108,901
3,500,000	St. Louis MO Municipal Finance Corporation Leasehold Convention Center Project Series A (Miscellaneous Revenue, AGM Insured)^	6.86	07/15/2036	626,640

				28,219,962

Nevada: 0.78%
3,000,000	Clark County NV Airport Jet Project Series C (Airport Revenue, AMBAC Insured)	5.38	07/01/2019	3,087,510
4,750,000	Clark County NV IDA (GO — Local)	5.00	06/01/2033	4,668,110
300,000	Director of The State of Nevada Department of Business & Industry Solid Waste Disposal Republic Services Incorporate Project (IDR)±§	5.63	12/01/2026	311,226
2,465,000	Henderson NV Local Improvement District (Tax Revenue)(i)	5.05	09/01/2017	1,218,819
2,500,000	Henderson NV Local Improvement District (Tax Revenue)(i)	5.10	09/01/2018	1,228,975
2,975,000	Henderson NV Local Improvement District (Tax Revenue)(i)	5.13	09/01/2019	1,455,519
2,105,000	Henderson NV Local Improvement District (Tax Revenue)(i)	5.15	09/01/2020	1,025,745
3,500,000	Henderson NV Local Improvement District (Tax Revenue)(i)	5.25	09/01/2026	1,680,595
2,500,000	Reno-Sparks NV Indian Colony Governmental (GO — Local, U.S. Bank NA LOC)	5.00	06/01/2024	2,337,300
1,900,000	Reno-Sparks NV Indian Colony Governmental (GO — Local, U.S. Bank NA LOC)	5.13	06/01/2027	1,724,117

				18,737,916

New Hampshire: 0.35%
2,375,000	Manchester NH Housing & Redevelopment Authority Capital Appreciation Series B (Tax Revenue, ACA Insured)^	9.44	01/01/2021	950,546
250,000	Manchester NH Housing & Redevelopment Authority Capital Appreciation Series B (Miscellaneous Revenue, ACA Insured)^	9.68	01/01/2025	67,270
1,400,000	New Hampshire Business Finance Authority Waste Management Incorporated Project (IDR)±§	5.20	05/01/2027	1,330,406
5,940,000	New Hampshire HFA MFHR Series (Housing Revenue)±§	5.50	07/01/2017	5,981,996

				8,330,218

New Jersey: 4.05%
5,000,000	Camden County NJ Improvement Authority Health Care Redevelopment Cooper Health Systems Obligation Group A (Hospital Revenue)	5.25	02/15/2020	4,960,400
6,000,000	Camden County NJ Improvement Authority Health Care Redevelopment Cooper Health Systems Obligation Series A (Hospital Revenue)	5.75	02/15/2034	5,573,040
400,000	Lakewood Township NJ School District (GO — Local, AMBAC Insured)	6.25	02/15/2012	423,260
260,000	Mercer County NJ Improvement Authority Special Services School District Series A (Miscellaneous Revenue, County Guaranteed Insured)	5.95	12/15/2012	277,649
7,000,000	New Jersey COP Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.25	06/15/2027	7,023,520
710,000	New Jersey EDFA Department of Human Services Series A (Miscellaneous Revenue)	5.70	07/01/2012	726,635
2,825,000	New Jersey Health Care Facilities Finance Authority Burdette Tomlin Memorial Hospital (Hospital Revenue)	5.60	07/01/2019	2,827,684
50,000	New Jersey Health Care Facilities Finance Authority Burlington County Memorial Hospital Project Series C (Pre Refunded Revenue)	6.00	07/01/2012	53,043
6,235,000	New Jersey Health Care Facilities Finance Authority Meridian Health Systems Obligation Group (Hospital Revenue, AGM Insured)	5.63	07/01/2011	6,257,945
17,000,000	New Jersey Higher Education Assistance Authority Student Loan Series A-2 (Education Revenue)±§	1.25	06/01/2036	16,840,030
1,275,000	New Jersey Housing & Mortgage Finance Agency MFHR Series A (Housing Revenue, AMBAC Insured)	5.40	11/01/2017	1,275,905

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 89
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Jersey (continued)
$815,000	New Jersey Housing & Mortgage Finance Agency MFHR Series B (Housing Revenue, AGM Insured)	6.05%	11/01/2017	$816,328
2,710,000	New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.35	11/01/2013	2,716,206
900,000	New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.45	11/01/2014	901,728
200,000	New Jersey Housing & Mortgage Finance Agency MFHR Series E-1 (Housing Revenue, AGM Insured)	5.70	05/01/2020	200,138
340,000	New Jersey Housing & Mortgage Finance Agency MFHR Series E-2 (Housing Revenue, AGM Insured)	5.70	11/01/2020	340,235
1,550,000	New Jersey Housing & Mortgage Finance Agency MFHR Series F (Housing Revenue, AGM Insured)	5.05	11/01/2013	1,593,199
5,000,000	New Jersey Housing & Mortgage Finance Agency SFHR Series T (Housing Revenue)	4.55	10/01/2022	4,891,900
4,000,000	New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	3,948,200
10,000,000	New Jersey State HEFAR Series A (Education Revenue)	5.00	06/01/2027	10,236,800
2,900,000	New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63	06/01/2030	2,921,286
10,000,000	New Jersey State Transportation System Series A (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	06/15/2025	10,711,800
10,425,000	New Jersey State Transportation Trust Fund Authority (Transportation Revenue)	6.00	12/15/2038	11,165,696
165,000	New Jersey Turnpike Authority Series C (Pre Refunded Revenue, NATL-RE, IBC & Bank of New York Insured)	6.50	01/01/2016	201,835
215,000	Stony Brook Regional Sewer Authority New Jersey Series B (Water & Sewer Revenue, GO of Authority Insured)	5.45	12/01/2012	226,253
50,000	West Windsor Township NJ Parking Authority (GO — Local)	6.10	12/01/2012	50,225

				97,160,940

New Mexico: 0.04%
1,060,000	Otero County NM Jail Project (Miscellaneous Revenue)	5.50	04/01/2013	1,036,468

New York: 6.45%
2,130,000	Genesee County NY IDA United Memorial Medical Center Project (Hospital Revenue)	4.75	12/01/2014	2,066,292
100,000	Islip NY Resource Recovery Agency 1985 Facilities Series B (Resource Recovery Revenue, AMBAC Insured)	7.25	07/01/2011	103,094
4,000,000	Long Island NY Power Authority Electric Systems Series A (Utilities Revenue, BHAC Insured)	5.50	05/01/2033	4,115,440
10,000,000	Metropolitan Transportation Authority New York Services Contract Series 7 (Pre Refunded Revenue)	5.63	07/01/2016	10,658,200
8,000,000	Metropolitan Transportation Authority Series 2008-C (Transportation Revenue)	6.50	11/15/2028	8,849,200
1,220,000	New York City NY IDA American Airlines JFK International Airport (Airport Revenue)	7.13	08/01/2011	1,218,255
11,625,000	New York NY Municipal Water & Sewer Systems Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	06/15/2040	12,490,365
10,000,000	New York NY Municipal Water & Sewer Systems Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	06/15/2040	10,627,900
2,500,000	New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Tax Revenue, State Aid Withholding Insured)	5.75	01/15/2039	2,661,950
30,000,000	New York State Dormitory Authority Austin Trust Variable Certificates Series 2008-1148 (Tax Revenue) (h)±§	7.70	03/15/2035	29,955,900
6,465,000	New York State Dormitory Authority North Shore Jewish Series B (Hospital Revenue)±§	0.92	05/01/2018	5,666,508
10,000,000	New York State Dormitory Authority Series B (Miscellaneous Revenue)	5.75	03/15/2036	10,679,200
4,300,000	New York State Energy R&D Authority Gas Facilities Revenue Brooklyn Union Gas Company Series B (IDR)±§	11.92	07/01/2026	4,309,976
2,600,000	New York State Energy R&D Authority Gas Facilities Revenue Linked SAVRS & RIBS Brooklyn (IDR)	6.95	07/01/2026	2,603,016
12,000,000	New York Urban Development Corporation (Miscellaneous Revenue)	5.88	02/01/2013	11,965,200

90 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$7,755,000	New York Urban Development Corporation Sub Lien (Tax Revenue, HUD Insured)	5.50%	07/01/2016	$7,782,763
750,000	Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue)±§	5.55	11/15/2024	761,483
2,500,000	Niagara County NY IDA Solid Waste Disposal Series C (IDR)±§	5.63	11/15/2024	2,543,575
915,000	Niagara Falls NY Public Improvement Project (GO — Local, NATL-RE Insured)	7.50	03/01/2014	1,055,919
685,000	Niagara Falls NY Public Improvement Project (GO — Local, NATL-RE Insured)	7.50	03/01/2016	826,884
65,000	Niagara Falls NY Public Improvement Project (Pre Refunded Revenue, NATL-RE Insured)	7.50	03/01/2016	83,373
5,000,000	Port Authority of New York & New Jersey Series 37 (Transportation Revenue, AGM Insured)	5.50	07/15/2019	5,420,100
4,000,000	Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Miscellaneous Revenue, NATL-RE Insured)	5.75	12/01/2025	3,996,160
10,000,000	Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (Resource Recovery Revenue)±§††	6.63	10/01/2035	9,963,800
2,380,000	Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	2,489,647
1,000,000	Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	6.00	06/01/2029	1,031,230
1,000,000	Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	6.00	06/01/2041	1,007,160

				154,932,590

North Carolina: 0.65%
1,250,000	North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	01/01/2026	1,289,138
1,000,000	North Carolina Eastern Municipal Power Agency Series C (Miscellaneous Revenue)	5.38	01/01/2017	1,066,050
2,000,000	North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	01/01/2024	2,263,660
1,500,000	North Carolina Housing Finance Agency Homeownership SFHR Series 28-A (Housing Revenue)±§	4.65	07/01/2023	1,468,830
2,000,000	North Carolina Medical Care Commission First Mortgage Series A (Continuing Care Retirement Community Revenue)	5.75	10/01/2037	1,711,680
4,000,000	North Carolina Turnpike Authority Triangle Expressway Systems Series A (Transportation Revenue, AGM Insured)	5.75	01/01/2039	4,066,600
3,800,000	University of North Carolina Chapel Hill Austin Trust Variable Certificates (Education Revenue) (h)±§	7.70	12/01/2036	3,861,560

				15,727,518

Ohio: 0.73%
1,730,000	Adams & Highland County OH Valley Local School District (GO — Local, NATL-RE Insured)	7.00	12/01/2015	1,936,043
1,500,000	Akron OH Sewer System (Water & Sewer Revenue, AMBAC Insured)	5.00	12/01/2016	1,615,530
230,000	Johnstown OH Waterworks System Mortgage (Water & Sewer Revenue)	6.00	12/01/2017	230,359
1,000,000	Kings OH Local School District (GO — Local, NATL-RE & FGIC Insured)	7.50	12/01/2016	1,195,350
2,500,000	Montgomery County OH Hospital Kettering Medical Center (Hospital Revenue, NATL-RE Insured)	6.25	04/01/2020	2,844,075
3,800,000	Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12/01/2019	3,808,474
4,020,000	Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, AMBAC Insured)	5.00	02/15/2018	4,244,155
1,900,000	RiverSouth OH Authority Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12/01/2027	1,675,952

				17,549,938

Oklahoma: 0.66%
2,652,748	Comanche County OK Independent School District # 4 Geronimo (GO — Local)	6.25	08/15/2014	2,791,673
1,110,000	McAlester OK Public Works Authority Series A (Water & Sewer Revenue, FSA Insured)	5.75	02/01/2020	1,142,756
5,000,000	McGee Creek Authority OK Water Revenue (Water & Sewer Revenue, NATL-RE Insured)	6.00	01/01/2023	5,421,650
4,850,000	Oklahoma City OK Industrial & Cultural Facilities Series B (Hospital Revenue, NATL-RE Insured)±§(a)(m)(n)	0.84	06/01/2019	4,575,629

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 91
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oklahoma (continued)
$1,400,000	Oklahoma Water Resource Board Revolving Fund (Water & Sewer Revenue)	5.00%	04/01/2028	$1,470,350
375,000	Okmulgee OK Municipal Authority Series A (Tax Revenue)	5.00	12/01/2024	395,816

				15,797,874

Oregon: 0.22%
1,370,000	Oregon State Health Housing ECFA Aspen Foundation II Series A (Continuing Care Retirement Community Revenue)^^(i)	6.13	04/15/2029	737,786
285,000	Oregon State Housing & Community Services Department Series N (Housing Revenue)	3.90	07/01/2029	288,004
395,000	Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2012	394,171
2,855,000	Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2013	2,826,250
1,100,000	Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	01/01/2014	1,073,875

				5,320,086

Other: 1.81%
40,000,000	FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A ±§	5.50	08/15/2051	43,335,200

Pennsylvania: 5.54%
1,410,000	Allegheny County PA Airport Authority Pittsburg International Airport (Airport Revenue, NATL-RE Insured)±§	5.00	01/01/2016	1,467,486
5,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Hospital Revenue)	5.00	05/15/2018	5,490,250
5,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Hospital Revenue)	5.63	08/15/2039	5,021,650
9,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Hospital Revenue)±§	0.91	02/01/2021	7,753,950
1,500,000	Allegheny County PA Hospital Development Authority West Pennsylvania Series A (Hospital Revenue)	5.00	11/15/2011	1,491,345
2,235,000	Allegheny County PA IDA Propel Schools Homestead Project Series A (Education Revenue)	7.50	12/15/2029	2,137,219
14,675,000	Allegheny County PA Series C-59B (GO — Local, AGM Insured)±§	0.74	11/01/2026	11,324,404
175,000	Cambria County PA (GO — Local, FGIC Insured)	5.50	08/15/2016	175,193
1,520,000	Chester County PA IDA Renaissance Academy Project Series A (Education Revenue)	5.63	10/01/2015	1,465,022
1,245,000	Delaware County PA IDA Resource Recovery Facility Series A (IDR)	6.10	07/01/2013	1,244,913
2,110,000	Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	2,095,863
12,500,000	Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (GO — Local)	5.75	07/01/2032	12,250,875
11,150,000	Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	10,736,112
2,070,000	Delaware Valley PA Regional Financial Authority Local Government Series C (GO — Local, AMBAC Insured)	7.75	07/01/2027	2,499,980
5,100,000	Delaware Valley PA Regional Financial Authority Series C (GO — Local)±§	0.85	06/01/2027	3,585,963
10,000,000	Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±§	5.25	12/01/2033	10,072,000
4,625,000	Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	4,608,720
1,165,000	Latrobe PA IDA College Street Vincent College Project (Education Revenue)	5.35	05/01/2015	1,183,757
825,000	Luzerne County PA Series C (GO — Local, FSA Insured)	7.00	11/01/2018	971,627
135,000	Luzerne County PA Series E (GO — Local, FSA Insured)	8.00	11/01/2027	154,108
7,000,000	Montgomery County PA IDA (Hospital Revenue, FHA Insured)	5.38	08/01/2038	7,085,960
1,000,000	Penn Hills Municipality PA Compound Interest Bonds Series B (Water & Sewer Revenue, AMBAC Insured)^	3.94	12/01/2017	762,240

92 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$4,000,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00%	12/01/2012	$4,038,360
5,750,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	5,497,173
5,000,000	Pennsylvania EDFA Water Facilities Pennsylvania-American Water Company Project (Water & Sewer Revenue)	6.20	04/01/2039	5,212,300
4,900,000	Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Medical Center Health Systems Series A (Hospital Revenue)	6.00	01/15/2022	4,959,829
1,625,000	Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (IDR, NATL-RE & FGIC Insured)	5.00	12/01/2015	1,733,501
680,000	Philadelphia PA Authority For Industrial Development Cultural & Commercial Corridors Series PG A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	12/01/2016	721,963
1,410,000	Philadelphia PA Authority For Industrial Development Mast Charter School (Education Revenue)	6.00	08/01/2035	1,390,302
3,340,000	Philadelphia PA Gas Works Revenue Refunding 8th-1998 General Ordinance Series A (Utilities Revenue)	5.25	08/01/2017	3,645,844
1,070,000	Philadelphia PA Municipal Authority (Miscellaneous Revenue)	4.70	04/01/2015	1,132,467
1,860,000	Philadelphia PA School District Refunding Series 2010C (GO — Local, State Aid Withholding Insured)	5.00	09/01/2018	1,988,768
6,300,000	Schuylkill County PA IDA Pine Grove Landfill Incorporated (IDR)±§	4.25	10/01/2019	6,214,194
2,155,000	Scranton PA School District Prerefunded (Pre Refunded Revenue, AMBAC Insured)	5.00	04/01/2017	2,162,693
750,000	Washington County PA Hospital Authority Monongahela Valley Hospital Project (Hospital Revenue)	6.25	06/01/2022	767,985

				133,044,016

Puerto Rico: 0.76%
2,000,000	Commonwealth of Puerto Rico Highway & Transportation Authority Series Z (Transportation Revenue, AGM Insured)	6.00	07/01/2018	2,269,460
4,235,000	Puerto Rico Electric Power Authority Refunding LIBOR Series UU (Utilities Revenue)±§	0.89	07/01/2031	2,900,890
14,000,000	Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±§	0.71	07/01/2029	10,091,760
500,000	Puerto Rico HFA Capital Funding Modernization (Housing Revenue)	5.13	12/01/2027	494,130
1,845,000	Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38	08/01/2039	1,960,645
460,000	University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	482,899

				18,199,784

Rhode Island: 0.13%

3,295,000	Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Water & Sewer Revenue, NATL-RE Insured)	5.80	09/01/2022	3,259,249

South Carolina: 4.37%
815,000	Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	7.00	12/01/2013	847,038
1,780,000	Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	8.50	12/01/2018	1,853,906
1,760,000	Berkeley County SC School District Installment Lease Securing Assets for Education (Miscellaneous Revenue)	5.25	12/01/2024	1,780,750
400,000	Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Pre Refunded Revenue)	6.75	05/01/2017	494,600
10,000,000	Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue)(h)±§	9.78	12/01/2013	12,778,700
9,105,000	Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Miscellaneous Revenue)	5.00	12/01/2023	9,501,159
2,295,000	Cherokee County SC Scago Educational Facilities Corporation Cherokee School District # 1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12/01/2026	2,299,223
1,540,000	Columbia SC Parking Facilities (Miscellaneous Revenue, AMBAC Insured)	5.88	12/01/2013	1,545,482

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 93

MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
South Carolina (continued)
$5,000,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	18.96%	01/01/2027	$298,550
400,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	18.14	01/01/2028	22,548
10,350,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	15.71	01/01/2032	461,714
7,800,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	14.82	01/01/2034	310,050
4,350,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	13.47	01/01/2038	136,590
2,075,000	Fort Mill SC Fort Mill School Facilities Corporation (Miscellaneous Revenue)	5.25	12/01/2019	2,190,681
1,995,000	Grand Strand SC Water & Sewer Authority (Water & Sewer Revenue, NATL-RE Insured)	6.38	06/01/2012	2,066,640
4,335,000	Grand Strand SC Water & Sewer Authority (Water & Sewer Revenue, AGM Insured)	5.38	06/01/2018	4,553,787
1,080,000	Greenville SC Sewer Systems (Water & Sewer Revenue, NATL-RE Insured)	5.50	04/01/2019	1,125,824
7,415,000	Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Miscellaneous Revenue, CIFG Insured)	5.00	12/01/2024	7,247,569
3,420,000	Kershaw County SC Public School District Kershaw County School District Installment Purchase Project (Miscellaneous Revenue, CIFG Insured)	5.00	12/01/2026	3,233,097
250,000	Kershaw County SC Public Schools Foundation Installment Power Revenue (Miscellaneous Revenue, CIFG Insured)	5.00	12/01/2018	262,995
1,340,000	Kershaw County SC Public Schools Foundation Installment Power Revenue (Tax Revenue, CIFG Insured)	5.00	12/01/2020	1,369,802
2,870,000	Kershaw County SC Public Schools Kershaw County School District Project (GO — Local, CIFG Insured)	5.00	12/01/2021	2,907,540
1,405,000	Kershaw County SC Public Schools Kershaw County School District Project (GO — Local, CIFG Insured)	5.00	12/01/2022	1,409,651
6,950,000	Kershaw County SC Public Schools Kershaw County School District Project (GO — Local, CIFG Insured)	5.00	12/01/2023	6,920,949
4,000,000	Lancaster SC Educational Assistance Program School District Lancaster County Project (Miscellaneous Revenue)	5.00	12/01/2026	3,905,480
2,890,000	Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12/01/2031	2,744,806
1,000,000	Lexington County SC Health Services District Incorporated (Hospital Revenue)	5.00	11/01/2016	1,092,600
2,110,000	Lexington County SC One School Facilities Corporation Installment Purchase Lexington County School District # 1 (Miscellaneous Revenue)	5.25	12/01/2024	2,160,218
2,340,000	Lexington County SC One School Facilities Corporation Installment Purchase Lexington County School District # 1 (Miscellaneous Revenue)	5.25	12/01/2026	2,360,054
2,000,000	Lexington SC Water & Sewer (Pre Refunded Revenue, NATL-RE-IBC Radian Insured)	5.50	04/01/2029	2,234,720
500,000	Lexington SC Water & Sewer Series A (Water & Sewer Revenue, NATL-RE Insured)	5.75	04/01/2020	504,965
1,460,000	Myrtle Beach SC Tax Increment Myrtle Beach Air Force Base Redevelopment Project Series A (Tax Revenue)	5.25	10/01/2026	980,405
2,500,000	Myrtle Beach SC Tax Increment Myrtle Beach Air Force Base Redevelopment Project Series A (Tax Revenue)	5.30	10/01/2035	1,513,425
760,000	Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12/01/2017	810,380
1,630,000	North Charleston SC Sewer District Series A (Water & Sewer Revenue, NATL-RE Insured)	6.38	07/01/2012	1,685,453
210,000	Piedmont SC Municipal Power Agency (Pre Refunded Revenue, FGIC Insured)	6.75	01/01/2019	263,603
290,000	Piedmont SC Municipal Power Agency Series A (Pre Refunded Revenue, FGIC Insured)	6.50	01/01/2014	333,027
590,000	Scago Educational Facilities Corporation for Calhoun School District (Miscellaneous Revenue, Radian Insured)	5.00	12/01/2012	611,022
150,000	Scago Educational Facilities Corporation for Colleton School District (Miscellaneous Revenue, AGM Insured)	5.00	12/01/2015	165,288
3,320,000	South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10/01/2029	3,233,713
515,000	South Carolina Housing Finance & Development Authority Mortgage Series A-2 (Housing Revenue, AGM Insured)	6.35	07/01/2019	522,282
3,425,000	South Carolina Housing Finance & Development Authority Mortgage Series A-2 (Housing Revenue)	5.30	07/01/2023	3,504,289

94 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)

MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
South Carolina (continued)
$265,000	South Carolina Housing Finance & Development Authority Mortgage Series B-1 (Housing Revenue, AGM Insured)	5.75%	07/01/2015	$266,264
1,600,000	South Carolina Jobs EDFA Hospital Facilities Georgetown Memorial Hospital (Hospital Revenue, AMBAC Insured)	6.00	11/01/2014	1,611,632
6,480,000	South Carolina State Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10/01/2024	6,384,550
1,430,000	Three Rivers SC Solid Waste Authority Capital Appreciation Landfill Gas Project (Water & Sewer Revenue)^	6.56	10/01/2030	400,429
1,835,000	Three Rivers SC Solid Waste Authority Capital Appreciation Landfill Gas Project (Resource Recovery Revenue)^	6.46	10/01/2031	491,541
1,300,000	University of South Carolina Athletic Facilities (Education Revenue, AMBAC Insured)	5.50	05/01/2018	1,384,045

				104,783,036

South Dakota: 0.41%
2,000,000	Lower Brule Sioux Tribe SD Series B (GO — Local)	5.50	05/01/2019	1,620,460
1,440,000	Lower Brule Sioux Tribe SD Series B (GO — Local)	5.60	05/01/2020	1,144,238
245,000	Sisseton-Wahpeton Sioux Tribe Lake Traverse Reservation SD (GO — Local)(i)	7.00	11/01/2013	225,329
1,290,000	Sisseton-Wahpeton Sioux Tribe Lake Traverse Reservation SD (GO — Local)(i)	7.00	11/01/2023	950,498
285,000	South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (IDR, Lasalle Bank NA LOC)	5.00	04/01/2011	287,870
300,000	South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (IDR, Lasalle Bank NA LOC)	5.25	04/01/2012	314,280
320,000	South Dakota EDFA Pooled Loan Program Angus Incorporated Project Series A (IDR, Lasalle Bank NA LOC)	5.25	04/01/2013	341,686
370,000	South Dakota EDFA Pooled Loan Program McEleeg Project Series B (IDR)	5.00	04/01/2014	397,957
595,000	South Dakota EDFA Pooled Loan Program Midstates Print Series A (IDR)	5.50	04/01/2018	607,465
2,960,000	South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (IDR)	5.88	04/01/2028	2,951,742
1,000,000	South Dakota HEFA Sanford Health (Hospital Revenue)	5.50	11/01/2040	989,790

				9,831,315

Tennessee: 1.58%
2,000,000	Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12/15/2015	2,078,220
900,000	Metropolitan Nashville Airport Authority Aero Nashville LLC Project (Miscellaneous Revenue)	5.20	07/01/2026	850,554
9,200,000	Tennessee Energy Acquisition Corporation Gas Series 2006A (Utilities Revenue)	5.25	09/01/2019	9,175,896
3,200,000	Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue)	5.25	09/01/2018	3,225,280
7,000,000	Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	02/01/2021	6,749,890
5,000,000	Tennessee Energy Acquisition Corporation Gas Series C (Utilities Revenue)	5.00	02/01/2025	4,659,400
500,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2015	525,760
3,015,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2016	3,112,324
1,935,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2017	1,980,724
2,000,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	02/01/2022	1,908,160
3,575,000	Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2018	3,565,991

				37,832,199

Texas: 12.19%
5,000,000	Alliance Airport Authority Incorporated Special Obligation (IDR)	4.85	04/01/2021	4,915,650
11,500,000	Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	11,503,335
1,005,000	Austin TX Convention Enterprises Incorporated Convention Center Second Tier Series B (IDR)††	6.00	01/01/2011	1,005,000
3,000,000	Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue)^	6.93	01/01/2026	1,081,290

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 95

MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$3,000,000	Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue)^	7.03%	01/01/2027	$996,240
4,000,000	Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue)^	7.37	01/01/2031	944,280
1,250,000	Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue)^	7.58	01/01/2035	211,088
1,000,000	Central Texas Regional Mobility Authority Capital Appreciation (Transportation Revenue)^	7.61	01/01/2040	115,610
400,000	Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, NATL-RE & FGIC Insured)±§	3.19	01/01/2016	341,036
2,000,000	Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	01/01/2025	1,966,080
2,225,000	Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)^	7.09	01/01/2028	682,919
4,000,000	Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)^	7.14	01/01/2029	1,135,400
150,000	Clifton TX Higher Education Finance Corporation Tejano Center Community Raul Series A (Education Revenue)	7.75	02/15/2018	167,828
10,000,000	Dallas TX Austin Trust Variable Certificates Series 08-1163-1 (Tax Revenue) (h)±§	8.12	12/01/2038	10,122,200
10,000,000	Dallas TX Austin Trust Variable Certificates Series 08-1163-2 (Tax Revenue) (h)±§	8.12	12/01/2043	10,051,000
10,000,000	Dallas TX Austin Trust Variable Certificates Series 08-1163-3 (Tax Revenue) (h)±§	8.12	12/01/2048	10,009,800
10,000,000	Dallas TX Independent School District School Building (GO — Local, PSF Guaranty Insured)	6.38	02/15/2034	11,321,100
11,300,000	Dallas-Fort Worth TX International Airport Series A (Airport Revenue, NATL-RE Insured)	5.50	11/01/2020	11,703,410
5,000,000	Dallas-Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured)	6.25	11/01/2028	5,017,900
1,200,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.25	10/01/2016	1,243,224
825,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.50	10/01/2016	904,365
755,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.25	10/01/2017	765,638
1,400,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.50	10/01/2019	1,397,942
1,750,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.75	10/01/2025	1,757,455
4,575,000	Gulf Coast TX Waste Disposal Authority Environmental Improvement International Paper Series A (IDR)	6.10	08/01/2024	4,578,111
11,000,000	Harris County TX Health Facilities Development Corporation Hospital Memorial Hermann Health Care Systems Series B (Hospital Revenue)	7.25	12/01/2035	11,963,930
500,000	Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Hospital Revenue, NATL-RE Insured)	6.00	06/01/2013	541,305
1,400,000	Houston TX Water Conveyance COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12/15/2015	1,665,972
7,725,000	Houston TX Airport System Series C (Airport Revenue, XLCA Insured)±§(a)(m)(n)	0.52	07/01/2032	6,919,461
1,000,000	Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, AMBAC Insured)	7.50	12/15/2014	1,165,190
750,000	La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	02/15/2017	791,993
2,415,000	Lewisville TX Combination Contract (Tax Revenue)	6.75	10/01/2032	2,411,933
4,905,000	Lower Colorado TX River Authority Prerefunded Series A (Miscellaneous Revenue)	7.25	05/15/2037	6,040,262
5,000,000	Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	05/15/2037	5,258,900
95,000	Lower Colorado TX River Authority Unrefunded (Miscellaneous Revenue)	7.25	05/15/2037	102,598
18,300,000	Mission TX Economic Development Corporation Solid Waste Disposal Allied Waste Incorporated Project Series A (IDR)	5.20	04/01/2018	18,416,022
25,790,000	North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue)±§	1.19	07/01/2030	25,631,134
7,865,000	Sabine River Authority Texas PCR TXU Electric Company Project Series B (IDR)±§	5.75	05/01/2030	7,329,236
1,735,000	San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2022	1,704,932
1,000,000	San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2023	968,370
750,000	San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	06/01/2024	710,573

96 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)

MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$411,913	Southeast Texas Housing Finance Corporation Mortgage-Backed Securities PG Series B (Housing Revenue, GNMA & FNMA Insured)	6.30%	10/01/2035	$422,371
767,648	Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Series B (Housing Revenue, GNMA & FNMA Insured)	6.00	02/01/2036	769,398
8,400,000	Tarrant County TX Cultural Education Facilities Finance Corporation (Hospital Revenue)^ ^(i)	6.38	11/01/2036	3,243,828
1,400,000	Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Continuing Care Retirement Community Revenue)	5.00	05/15/2017	1,392,384
9,900,000	Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Hospital Revenue)	5.00	02/15/2023	9,961,677
5,915,000	Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	08/01/2021	6,152,546
7,810,000	Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	08/01/2023	8,125,134
450,000	Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Miscellaneous Revenue)	5.00	12/15/2016	465,863
4,760,000	Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Utilities Revenue)	5.25	12/15/2024	4,654,042
16,965,000	Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Utilities Revenue)	5.63	12/15/2017	17,973,060
4,000,000	Texas Municipal Gas Acquisition & Supply Corporation I Series D (Utilities Revenue)	6.25	12/15/2026	4,232,720
1,250,000	Texas Municipal Gas Acquisition & Supply Corporation I Sub Lien Series C (Utilities Revenue)±§	1.65	12/15/2026	838,175
7,035,000	Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	0.90	09/15/2017	6,641,603
5,000,000	Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	0.89	09/15/2027	3,747,200
33,500,000	Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.81	09/15/2017	31,356,335
3,500,000	Texas Municipal Gas Acquisition & Various Senior Lien Series B (Utilities Revenue)±§	0.90	12/15/2026	2,343,915
40,000	Texas Municipal Power Agency (Pre Refunded Revenue, NATL-RE Insured)^	1.91	09/01/2015	36,576
735,000	Texas State PFA Charter School Finance Corporation Uplift Education Series A (Education Revenue)	5.75	12/01/2027	654,018
880,000	Texas State PFA Charter School Finance Corporation Uplift Education Series A (Education Revenue)	5.88	12/01/2036	753,922
2,260,000	Texas State PFA Cosmos Foundation Series A (Education Revenue)	5.00	02/15/2018	2,213,512
976,413	Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured)±§	6.35	10/01/2034	981,246

				292,519,237

Utah: 0.71%
1,000,000	Carbon County UT Solid Waste Disposal Laidlaw Environmental Project Series A (IDR)	7.45	07/01/2017	1,001,970
1,555,000	Spanish Fork City UT Charter School American Leadership Academy (Education Revenue)††	5.55	11/15/2021	1,345,666
950,000	Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	02/15/2022	804,318
30,000	Utah Housing Finance Agency SFHR Series C-2 (Housing Revenue, FHA VA Mortgages Insured)	5.75	07/01/2021	30,145
20,000	Utah Housing Finance Agency SFHR Series E-1 (Housing Revenue, FHA VA Mortgages Insured)	5.38	07/01/2018	20,142
6,280,000	Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	07/15/2046	6,295,826
2,135,000	Utah State Charter School Finance Authority MTN Charter School (Education Revenue)	8.00	07/15/2030	2,122,382
3,910,000	Utah State Charter School Finance Authority MTN Charter School (Education Revenue)	8.00	07/15/2041	3,776,043
1,975,000	West Valley City UT Charter School Monticello Academy (Education Revenue)††	6.38	06/01/2037	1,604,944

				17,001,436

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 97
MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Virgin Islands: 1.38%
$435,000	Virgin Islands PFA Senior Lien Matching Fund Loan Note Series A (Tax Revenue)	5.25%	10/01/2018	$457,028
300,000	Virgin Islands PFA Senior Lien Matching Fund Loan Note Series A (Tax Revenue)	5.25	10/01/2019	312,411
4,040,000	Virgin Islands PFA Series C (Tax Revenue)	5.00	10/01/2016	4,332,698
2,000,000	Virgin Islands PFA Sub Lien Series C (Tax Revenue)	5.00	10/01/2017	2,123,480
5,500,000	Virgin Islands PFA Sub Lien Series C (Tax Revenue)	5.00	10/01/2022	5,426,080
4,000,000	Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10/01/2025	3,889,880
5,750,000	Virgin Islands Public Finance Authority Series A (Tax Revenue)	6.75	10/01/2037	5,918,533
1,500,000	Virgin Islands Public Finance Authority Series B (Tax Revenue)	5.00	10/01/2025	1,397,475
8,860,000	Virgin Islands Public Finance Authority Series C (Tax Revenue)	5.00	10/01/2018	9,292,545

				33,150,130

Virginia: 2.15%
1,745,000	Arlington County VA IDA MFHR Patrick Henry Apartments Project (Housing Revenue, FNMA Insured)	6.05	11/01/2032	1,753,271
3,810,000	Arlington County VA IDA Ogden Martin Systems of Alexandria & Arlington Project (Resource Recovery Revenue, AGM Insured)	5.38	01/01/2013	3,821,506
45,000	Buena Vista VA IDA Water & Sewer Facilities Route 60 Project (Water & Sewer Revenue)	6.25	07/15/2011	45,080
8,705,000	Dulles Town VA CDA Special Assessment Tax (Tax Revenue)	6.25	03/01/2026	8,310,664
500,000	Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	09/01/2016	501,010
500,000	Harrisonburg VA Redevelopment & Housing Authority MFHR Greens of Salem Run Project (Housing Revenue, FSA Insured)	6.20	04/01/2017	500,615
3,750,000	Henrico County VA IDA Solid Waste Browning Ferris Industrial South Atlantic Incorporated Series A (IDR)	5.88	03/01/2017	3,752,588
1,000,000	King & Queen County VA IDA Authority Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, Radian Insured)	5.63	07/15/2017	1,000,570
245,000	Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue)±§	2.50	03/01/2031	245,000
1,855,000	Marquis CDA VA (Tax Revenue)	5.63	09/01/2018	1,469,512
1,120,000	Montgomery County VA IDA (Miscellaneous Revenue, AMBAC Insured)	5.50	01/15/2020	1,188,499
2,794,000	Reynolds Crossing CDA VA Reynolds Crossing Project (Tax Revenue)	5.10	03/01/2021	2,549,525
1,000,000	Richmond VA IDA Student Housing University Real Estate Foundation (Education Revenue)	5.45	01/01/2021	1,015,910
3,670,000	Roanoke VA IDA Hospital Carilion Health Systems Series A (Hospital Revenue, NATL-RE Insured)	5.50	07/01/2018	3,838,563
605,000	Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue)	5.10	02/01/2014	617,911
1,125,000	Virginia Biotechnology Research Park IDA Biotech Five Project Series A (Miscellaneous Revenue, Branch Banking & Trust LOC)	5.25	10/01/2014	1,131,424
1,300,000	Virginia College Building Authority Educational Facilities Hampton University Project (Education Revenue)	5.00	04/01/2018	1,300,338
3,000,000	Virginia HDA Commonwealth Mortgage Series A1 (GO — State)	4.80	10/01/2018	3,058,710
3,100,000	Virginia HDA Commonwealth Mortgage Series A1 (Housing Revenue)	4.85	04/01/2019	3,148,329
3,100,000	Virginia HDA Commonwealth Mortgage Series A1 (GO — State)	4.85	10/01/2019	3,146,593
3,000,000	Virginia Port Authority Commonwealth Port Funding Project (Transportation Revenue)	5.50	07/01/2018	3,159,900
180,000	Virginia State Resources Authority Prerefunded 2010 Pooled Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	05/01/2016	184,887
30,000	Virginia State Resources Authority Unrefunded Balance 2010 (Miscellaneous Revenue, NATL-RE Insured)	5.50	05/01/2016	30,742
1,150,000	Watkins Centre CDA VA (Tax Revenue)	5.40	03/01/2020	1,083,231
2,630,000	Winchester VA IDA Winchester Medical Center Incorporated (Hospital Revenue, AMBAC Insured)±§	5.50	01/01/2015	2,808,235
1,890,000	Winchester VA IDA Winchester Medical Center Incorporated (Hospital Revenue, AMBAC Insured)±§	5.50	01/01/2015	2,018,085

				51,680,698

98 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)

MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Washington: 1.99%
$7,500,000	Chelan County WA Development Corporation PC Alcoa Incorporated Project (IDR)	5.85%	12/01/2031	$7,500,000
2,250,000	Port of Sunnyside WA (Transportation Revenue)	6.63	12/01/2021	2,356,605
605,000	Quinault Indian Nation WA Quinault Beach Series A (Miscellaneous Revenue, ACA Insured)	5.80	12/01/2015	523,137
250,000	Tobacco Settlement Authority of Washington (Tobacco Revenue)	5.50	06/01/2012	256,005
19,855,000	Tobacco Settlement Authority of Washington (Tobacco Revenue)	6.50	06/01/2026	20,081,546
16,000,000	Washington Health Care Facilities Authority Catholic Health Initiatives Series D (Hospital Revenue) (h)±§††	10.03	10/01/2016	17,048,640

				47,765,933

West Virginia: 0.01%
215,000	Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	06/01/2015	214,235

Wisconsin: 1.57%
470,000	Milwaukee WI RDA Science Education Consortium Project Series A (Education Revenue)	5.13	08/01/2015	468,839
1,500,000	Milwaukee WI RDA Science Education Consortium Project Series A (GO — Local)	5.63	08/01/2025	1,327,050
1,865,000	Milwaukee WI RDA Science Education Consortium Project Series A (Education Revenue)	5.75	08/01/2035	1,555,279
1,500,000	Monroe WI Redevelopment Authority Monroe Clinic Incorporated (Hospital Revenue)	5.88	02/15/2039	1,439,220
5,000,000	Superior WI Limited Obligation Midwest Energy Series E (Transportation Revenue, NATL-RE & FGIC Insured)	6.90	08/01/2021	6,155,750
2,800,000	Waukesha County WI Housing Authority The Arboretum Project (Continuing Care Retirement Community Revenue)±§	5.00	12/01/2027	2,826,544
3,715,000	Wisconsin Health & Educational Facilities Authority Fort Health Care Incorporated Project (Hospital Revenue)	6.10	05/01/2034	3,541,635
1,000,000	Wisconsin State HEFA Aurora Health Care Incorporated A (Hospital Revenue)	5.25	04/15/2024	947,660
6,400,000	Wisconsin State HEFA Aurora Health Care Incorporated B (Hospital Revenue)±§	5.13	08/15/2027	6,864,576
1,205,000	Wisconsin State HEFA Aurora Medical Group (Hospital Revenue, AGM Insured)	5.75	11/15/2025	1,205,795
500,000	Wisconsin State HEFA Children’s Hospital Wisconsin B (Hospital Revenue)	5.38	08/15/2024	522,890
3,000,000	Wisconsin State HEFA Marshfield Clinic (Hospital Revenue, NATL-RE Insured)	5.75	02/15/2027	2,878,110
1,300,000	Wisconsin State HEFA Ministry Health Care Series A (Hospital Revenue, NATL-RE Insured)	5.13	02/15/2022	1,292,200
7,000,000	Wisconsin State HEFA Series M (Hospital Revenue, NATL-RE Insured)±§(a)(m)(n)	0.84	06/01/2019	6,604,560

				37,630,108

Wyoming: 0.20%
4,625,000	Evansville WY Polypipe Incorporated Project (IDR, JPMorgan Chase Bank NA LOC)	4.65	12/01/2016	4,767,404

Total Municipal Bonds and Notes (Cost $2,471,052,772)				2,429,721,357

Short-Term Investments: 0.00%

Shares		Yield
Investment Companies: 0.00%
48,446	Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.18		48,446

Total Short-Term Investments (Cost $48,446)				48,446

Total Investments in Securities (Cost $2,471,101,218)*	101.22%	2,429,769,803
Other Assets and Liabilities, Net	(1.22)	(29,328,883)

Total Net Assets	100.00%	$2,400,440,920

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 99

MUNICIPAL BOND FUND

(h)	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.

(l)	Investment in an affiliate.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(i)	Illiquid security.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,471,116,340 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,739,534
Gross unrealized depreciation	(87,086,071)

Net unrealized depreciation	$(41,346,537)
The accompanying notes are an integral part of these financial statements.

100 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 99.15%

Alabama: 1.53%
$1,245,000	Birmingham AL Airport Authority (Airport Revenue)	3.00%	07/01/2013	$1,268,057
21,000,000	Chatom AL Industrial Development Board PowerSouth Energy Cooperative Projects Series A (Utilities Revenue)±§	0.83	11/15/2038	20,985,720
5,840,000	Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	08/01/2014	6,116,057
2,890,000	Chatom AL Industrial Development Board Solid Refunding PowerSouth Energy Series B (Utilities Revenue)	4.00	08/01/2015	3,015,224
4,000,000	Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	4,198,120
1,150,000	East AL Health Care Authority Series B (Hospital Revenue)	4.63	09/01/2012	1,177,083
3,000,000	Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.75	10/01/2012	3,009,780
450,000	Jefferson County AL Board of Education Series A (GO — Local, AGM Insured)	4.63	02/15/2012	445,410
500,000	Jefferson County AL Series B8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2016	479,340
9,755,000	Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series A (Utilities Revenue)±§	4.75	06/01/2034	10,153,784
1,500,000	Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR)±§	4.88	06/01/2034	1,594,755
1,000,000	University of Alabama at Birmingham Hospital Series A (Hospital Revenue)	4.00	09/01/2011	1,015,300
800,000	University of Alabama at Birmingham Hospital Series A (Hospital Revenue)	5.00	09/01/2012	839,784
380,000	University of Alabama at Birmingham Hospital Series A (Hospital Revenue)	5.00	09/01/2013	404,814
3,245,000	Wedowee Chimney Cove AL Improvement District Chimney Cove Project (Tax Revenue, West Georgia National Bank LOC)±§^^	5.00	07/01/2037	1,946,027

				56,649,255

Alaska: 0.03%
460,000	Alaska Industrial Development & Export Authority Unrefunded Balance Snettisham 1st (IDR, AMBAC Insured)	6.00	01/01/2015	460,810
500,000	Alaska Student Loan Corporation (Education Revenue)	5.00	06/01/2014	539,455

				1,000,265

Arizona: 2.46%
1,000,000	Arizona Health Facilities Authority Banner Health Series D (Hospital Revenue)	5.00	01/01/2012	1,035,120
2,570,000	Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Hospital Revenue)±§	5.00	07/01/2029	2,671,926
21,500,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Hospital Revenue)±§	1.34	02/01/2042	19,631,005
15,175,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Hospital Revenue)±§	1.19	02/01/2042	13,940,210
4,050,000	Arizona School Facilities Board State School Trust (Miscellaneous Revenue, AMBAC Insured)	4.25	07/01/2015	4,274,735
3,865,000	Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	07/01/2014	4,238,475
15,000,000	Arizona Sports & Tourism Authority (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	3.50	07/01/2036	15,000,000
2,300,000	Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project (Tax Revenue, NATL-RE Insured)	5.25	07/01/2015	2,428,018
3,000,000	Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10/01/2032	2,799,240
2,000,000	Maricopa County AZ IDA Catholic Healthcare West Series A (Hospital Revenue)	5.00	07/01/2013	2,115,460
1,310,000	Maricopa County AZ IDA Catholic Healthcare West Series A (Hospital Revenue)	5.00	07/01/2016	1,311,362
10,635,000	Maricopa County AZ IDA Catholic Healthcare West Series B (Hospital Revenue)±§	5.00	07/01/2025	11,087,094
2,955,000	Pima County AZ IDA Constellation Schools Project (Education Revenue)	6.38	01/01/2019	2,867,887

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 101
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Arizona (continued)
$1,635,000	Pima County AZ IDA Global Water Research LLC Project (Water & Sewer Revenue)	5.50%	12/01/2013	$1,606,077
1,540,000	Verrado AZ Community Facilities District # 1 (GO — Local)	4.85	07/15/2014	1,528,435
1,174,000	Watson AZ Community Facilities Distribution (Tax Revenue)	5.10	07/01/2012	1,168,893
1,241,000	Watson AZ Community Facilities Distribution (Tax Revenue)	5.20	07/01/2013	1,225,823
1,408,000	Watson AZ Community Facilities Distribution (Tax Revenue)	5.30	07/01/2014	1,374,278
886,076	White Mountain AZ Apache Tribe Fort Apache Indian Reservation Fort Apache Timber Equipment Lease (Miscellaneous Revenue)(i)	6.95	03/04/2012	860,397

				91,164,435

Arkansas: 0.01%
285,000	Arkansas State Development Financial Authority Public Health Laboratory Project (Health Revenue, AMBAC Insured)	3.90	12/01/2024	285,120
10,000	Fayetteville AR Capital Improvements (Tax Revenue, AGM Insured)	4.13	11/01/2026	10,153

				295,273

California: 9.92%
2,190,000	ABAG Finance Authority for Nonprofit Corporation California Georgiana Bruce Kirby Preparatory School (Education Revenue, Comerica Bank LOC)±§	3.85	02/01/2037	2,209,250
3,000,000	ABAG Finance Authority for Nonprofit Corporations California Marin Academy Project (Education Revenue, Allied Irish Bank plc LOC)±§	4.20	07/01/2029	3,000,000
2,185,000	Alameda County CA COP Capital Appreciation (Miscellaneous Revenue, NATL-RE Insured)^	3.66	06/15/2014	1,926,383
3,500,000	Alameda County CA COP Refunding Series A (Miscellaneous Revenue, NATL-RE Insured)	5.38	12/01/2014	3,625,440
32,145,000	California CDA Azusa Pacific University Project Series 2007 (Education Revenue, Allied Irish Bank plc LOC)±§	3.50	04/01/2039	32,145,000
1,000,000	California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC-FHA VA Guaranteed Insured)	4.05	02/01/2014	1,006,400
10,975,000	California HFFA California Presbyterian Homes (Continuing Care Retirement Community Revenue, Allied Irish Bank plc LOC)±§	3.75	07/01/2034	10,975,000
5,000,000	California HFFA Catholic Healthcare West Series F (Hospital Revenue)±§	5.00	07/01/2027	5,348,800
3,000,000	California HFFA Catholic Healthcare West Series G (Hospital Revenue)±§	5.00	07/01/2028	3,130,320
2,500,000	California HFFA Cedars-Sinai Medical Center (Hospital Revenue)	5.00	08/15/2012	2,626,175
41,620,000	California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue, Allied Irish Bank plc LOC)±§	4.10	08/01/2037	41,620,000
7,000,000	California Infrastructure & Economic Development Bank Pacific Gas & Electric Series E (IDR)±§	2.25	11/01/2026	7,016,170
3,750,000	California Municipal Finance Authority Waste Management Incorporated Project (IDR)±	3.00	09/01/2014	3,733,800
10,000,000	California Municipal Finance Authority Waste Management Incorporated Project Series A (IDR)±§	2.38	02/01/2039	9,938,100
7,700,000	California PCFA Pacific Gas & Electric Series A (IDR, NATL-RE Insured)±	5.35	12/01/2016	7,902,972
2,670,000	California PCFA Solid Waste Disposal Browning Ferris Industries (Housing Revenue, FGIC Insured)	4.55	02/01/2015	2,705,751
5,000,000	California PCFA Waste Management Incorporated Project Series A (IDR)±§	5.00	11/01/2038	5,179,700
630,000	California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	01/01/2014	631,084
95,000	California PCFA (Pre Refunded Revenue)	6.75	07/01/2011	97,664
5,000,000	California State (GO — State)	3.00	06/28/2011	5,037,650
8,500,000	California State Economic Recovery Series A (Tax Revenue)	5.00	07/01/2016	8,642,885
4,070,000	California Statewide CDA Archer School for Girls Incorporated (Education Revenue, Allied Irish Bank plc LOC)±§	4.25	05/01/2035	4,070,000
16,660,000	California Statewide CDA Cathedral High School Project (Education Revenue, Allied Irish Bank plc LOC)±§	4.20	04/01/2033	16,660,000
5,250,000	California Statewide CDA Disposal Republic Services Series A (IDR)	4.95	12/01/2012	5,376,840

102 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$3,000,000	California Statewide CDA Disposal Waste Management Incorporated Project (IDR)±§	1.88%	04/01/2011	$2,996,310
400,000	California Statewide CDA International School Peninsula Project (Education Revenue)	4.60	11/01/2013	399,240
1,000,000	California Statewide CDA Proposition 1A Receivables Program (GO — State)	5.00	06/15/2013	1,060,200
1,850,000	California Statewide Communities Authority Center for Early Education (Education Revenue, Allied Irish Bank plc LOC)±§	4.25	09/01/2031	1,850,000
4,755,000	Centinela Valley CA Union High Capital Appreciation Bond Anticipation Notes (GO — Local)^	3.30	12/01/2013	4,319,062
5,670,000	Centinela Valley CA Union High Capital Appreciation Bond Anticipation Notes (GO — Local)	4.00	12/01/2013	5,865,332
750,000	Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.20	10/01/2015	758,408
1,890,000	Culver City CA RDFA (Tax Revenue, AMBAC Insured)	5.50	11/01/2014	1,935,568
940,000	Delano CA Financing Authority Lease Police Station & Capital Improvements Series A (Miscellaneous Revenue)	3.00	12/01/2013	948,526
3,300,000	Dinuba CA Redevelopment Agency Merged City Redevelopment Project # 2 (Tax Revenue)	4.45	10/01/2011	3,303,333
7,325,000	Eureka CA USD Series A (GO — Local, NATL-RE & FGIC Insured)^	4.66	08/01/2018	5,158,045
8,500,000	Gilroy CA School District Measure P (GO — Local)	5.00	04/01/2013	8,976,170
15,000,000	Golden Empire Schools Financing Authority (Miscellaneous Revenue)	4.00	05/01/2012	15,554,550
5,575,000	Golden State Tobacco Securitization Corporation CA Enhanced Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2013	5,884,859
15,000,000	Kern CA Community College District COP (Miscellaneous Revenue)	4.00	04/01/2014	15,399,750
6,000,000	Lakeside CA USD Election 2008 Series A (GO — Local)^	3.76	06/01/2014	5,279,400
500,000	Long Beach CA Bond Finance Authority Series A (Utilities Revenue)	5.00	11/15/2012	522,030
800,000	Long Beach CA Bond Finance Authority Series A (Utilities Revenue)	5.00	11/15/2014	846,576
18,000,000	Long Beach CA Community College District Bond Anticipation Notes Series A (GO — Local)	9.85	01/15/2013	20,832,120
800,000	Monterey County CA COP Refinancing Project (Miscellaneous Revenue, AGM Insured)	4.00	08/01/2013	843,928
16,745,000	Northern CA Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.79	07/01/2017	14,436,534
15,600,000	Northern CA Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.82	07/01/2019	11,982,204
10,000,000	Pittsburg CA Public Finance Authority Water RRB Series 2008 (Water & Sewer Revenue, Allied Irish Bank plc LOC)±§	4.00	06/01/2035	10,000,000
1,645,000	Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, AMBAC Insured)	5.50	05/01/2014	1,662,075
2,485,000	Port of Oakland CA Series K Unrefunded (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	11/01/2014	2,491,386
2,975,000	Port of Oakland CA Series K Unrefunded (Transportation Revenue, NATL-RE & FGIC Insured)	5.88	11/01/2017	2,980,355
4,090,000	Port of Oakland CA Series N (Transportation Revenue, NATL-RE Insured)	5.00	11/01/2014	4,240,267
3,070,000	Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.50	08/15/2013	3,076,631
5,670,000	Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, AMBAC Insured)	5.38	11/01/2014	5,951,459
2,230,000	Sacramento CA City Financing Authority Series B (Miscellaneous Revenue)	5.00	11/01/2014	2,321,385
4,310,000	San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	02/15/2014	4,587,995
4,525,000	San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	02/15/2015	4,850,257
550,000	Santa Rosa CA Rancheria Tachi Yokut Tribe Enterprise (Miscellaneous Revenue)	4.50	03/01/2011	549,445
900,000	Savanna CA Elementary School District Bond Anticipation Notes (GO — Local)	4.00	05/01/2012	923,931
2,000,000	Savanna CA Elementary School District Capital Appreciation (GO — Local)^	2.91	05/01/2012	1,923,760
500,000	Sierra CA Joint Community College District School Facilities Improvement District # 2 Capital Appreciation Western Nevada Series B (GO — Local, NATL-RE Insured)^	3.48	08/01/2015	426,465
1,000,000	Southern CA Public Power Authority National Gas Project Revenue Series A (Utilities Revenue)	5.00	11/01/2013	1,083,970
750,000	Washington Township CA Health Care District Election 2004 Series A (GO — Local)	6.50	08/01/2013	832,860
1,000,000	Washington Township CA Health Care District Election 2004 Series A (GO — Local)	6.50	08/01/2014	1,135,930
775,000	Washington Township CA Health Care District Series A (Hospital Revenue)	4.25	07/01/2011	782,355

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 103
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$300,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.00%	07/01/2012	$310,704
1,000,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2014	1,060,520
3,000,000	Whittier CA Health Facility Revenue Presbyterian Intercommunity Hospital D (Hospital Revenue)	5.00	06/01/2013	3,185,130

				368,134,409

Colorado: 0.94%
195,000	Colorado ECFA Twin Peaks Charter School (Education Revenue)	5.75	11/15/2018	206,528
3,000,000	Colorado Health Facilities Authority Catholic Health Series C-2 (Hospital Revenue)±§	4.00	10/01/2040	3,202,560
4,900,000	Colorado Health Facilities Authority Catholic Health Series C-8 (Hospital Revenue)±§	4.10	09/01/2036	5,021,618
4,955,000	Colorado Health Facilities Authority Revenue Various Health Facilities Evangelical (Continuing Care Retirement Community Revenue, Allied Irish Bank plc LOC)±§	4.50	06/01/2037	4,955,000
2,000,000	Confluence Metropolitan District (GO — Local)	5.25	12/01/2017	1,740,860
1,310,000	Denver CO City & County Airport Series A (Airport Revenue, AMBAC Insured)	6.00	11/15/2016	1,314,520
1,530,000	Denver CO City & County Airport Series D (Airport Revenue, AMBAC-TCRS Insured)	7.75	11/15/2013	1,667,624
6,330,000	E-470 Public Highway Authority CO Series B (Transportation Revenue, NATL-RE Insured)^	3.42	09/01/2011	6,187,259
1,115,000	Meridian Metropolitan District CO Series A (GO — Local, Radian Insured)	5.38	12/01/2013	1,150,134
8,945,000	Public Authority for CO Energy Natural Gas (Utilities Revenue)	5.75	11/15/2018	9,455,849

				34,901,952

Connecticut: 0.07%
2,365,000	Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (IDR)	5.50	01/01/2014	2,371,125
305,000	Naugatuck CT COP Incineration Facility Project Series A (Water & Sewer Revenue, AMBAC Insured)	5.00	06/15/2015	313,022

				2,684,147

District of Columbia: 1.50%
2,900,000	District of Columbia Bond Anticipation Notes Pilot Arthur (Tax Revenue)	4.00	12/01/2012	3,008,924
6,400,000	District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC)±§	1.03	04/01/2038	6,400,000
1,980,000	District of Columbia Convention Center Authority Series A (Tax Revenue, AMBAC Insured)	5.00	10/01/2012	2,105,591
7,300,000	District of Columbia Georgetown Day School Issues (Education Revenue, SunTrust Bank LOC)±§	0.98	07/01/2040	7,300,000
1,150,000	District of Columbia HFA Series B (Housing Revenue)	5.63	06/01/2035	1,192,251
7,400,000	District of Columbia Jewish Campus Life (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.98	05/01/2027	7,400,000
10,000,000	District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.98	11/01/2042	10,000,000
13,000,000	District of Columbia Sidwell Friends School (Education Revenue, SunTrust Bank LOC)±§	0.98	04/01/2035	13,000,000
5,000,000	District of Columbia Tobacco Settlement Financing Corporation Asset-Backed Bonds (Tobacco Revenue)	5.70	05/15/2012	5,081,050

				55,487,816

Florida: 5.97%
2,800,000	Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue)	4.25	01/01/2012	2,803,556
270,000	Boynton Beach FL Utility System Refunding (GO — Local, NATL-RE & FGIC Insured)	5.00	11/01/2012	277,255
95,000	Brevard County FL HFA Series B (Housing Revenue, GNMA Insured)	6.50	09/01/2022	103,900
500,000	Broward County FL HFA Catholic Health Services (Hospital Revenue, SunTrust Bank LOC)	5.50	08/15/2014	506,095
5,000,000	Broward County FL Series E (Airport Revenue, NATL-RE Insured)	5.25	10/01/2011	5,017,700

104 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$6,000,000	Cape Coral FL Bond Anticipation Notes (Water & Sewer Revenue)	6.00%	10/01/2011	$6,200,220
2,170,000	Citrus County FL COP (Miscellaneous Revenue, AGM Insured)	4.00	04/01/2013	2,266,587
1,400,000	Connerton West Community Development District FL Series B (Tax Revenue)^^(i)	5.13	05/01/2016	531,440
1,290,000	Cooper City FL Utility System (Water & Sewer Revenue, AMBAC Insured)^	6.46	10/01/2013	1,083,045
1,000,000	Emerald Coast FL Utilities Authority Revenue Series B (Water & Sewer Revenue, NATL-RE-IBC FGIC Insured)	6.25	01/01/2013	1,081,790
420,000	Escambia County FL HFA Multi County Program Series A2 (Housing Revenue, GNMA, FNMA, FHA & VA Mortgages Insured)	6.95	04/01/2024	433,310
1,010,000	Escambia County FL Utilities Authority (Utilities Revenue, NATL-RE & FGIC Insured)	6.25	01/01/2015	1,109,606
6,740,000	Florida Housing Finance Corporation (Housing Revenue)	4.25	12/15/2012	6,737,034
1,970,000	Florida Housing Finance Corporation Series 2 (Housing Revenue)	5.00	01/01/2035	1,988,065
1,500,000	Florida State Board of Education Series B (Tax Revenue, NATL-RE & FGIC Insured)	5.50	07/01/2014	1,550,895
1,000,000	Florida State Department of Corrections COP Okeechobee Correctional Facility Project (Miscellaneous Revenue, AMBAC Insured)	5.00	03/01/2014	1,075,500
12,000,000	Gulf Breeze FL City Hall Series FG&H (Pre Refunded Revenue)±§	3.00	12/01/2020	11,988,240
100,000	Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured)±§	5.30	12/01/2015	100,224
1,135,000	Gulf Breeze FL Local Government Series B (Miscellaneous Revenue, FGIC Insured)±§	4.00	12/01/2020	1,107,635
290,000	Gulf Breeze FL Revenue Local Government Loan E (Miscellaneous Revenue, FGIC Insured)±§	5.55	12/01/2020	291,772
2,000,000	Gulf Breeze FL Series B (Miscellaneous Revenue, FGIC Insured)±§	4.25	12/01/2020	1,969,480
2,225,000	Gulf Breeze FL Series C (Miscellaneous Revenue, FGIC Insured)±§	4.00	12/01/2020	2,226,380
1,070,000	Gulf Breeze FL Series C (GO — Local, FGIC Insured)±§	4.00	12/01/2020	1,069,283
1,000,000	Halifax FL Hospital Medical Center (Hospital Revenue)	5.25	06/01/2016	1,065,160
4,625,000	Highlands County FL Health Facilities Authority Health Series I (Hospital Revenue)	4.50	11/15/2015	4,992,225
4,575,000	Hillsborough County FL IDA (Tax Revenue, AMBAC Insured)	5.00	10/01/2016	4,764,222
2,225,000	Hillsborough County FL IDA (IDR, AMBAC Insured)±§	5.00	12/01/2034	2,303,654
1,060,000	Hillsborough County FL Port District Series A (Airport Revenue, NATL-RE Insured)	5.75	06/01/2016	1,117,802
42,000,000	Lakeland FL Energy System Revenue (Utilities Revenue)±§	1.44	10/01/2014	42,006,300
3,000,000	Lee County FL Airport Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2014	3,239,160
2,700,000	Lee County FL Memorial Health System Series A (Hospital Revenue, AGM Insured)	5.75	04/01/2013	2,827,899
750,000	Lee County FL Solid Waste System Refunding (Resource Recovery Revenue, NATL-RE Insured)	5.63	10/01/2013	768,428
95,000	Manatee County FL HFA Single Family Sub-Series 2 (Housing Revenue, GNMA Insured)	6.50	11/01/2023	96,726
325,000	Marion County FL School Board Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2014	354,003
480,000	Miami Dade County FL Health Facilities Authority Series A (Hospital Revenue)	4.00	08/01/2013	493,680
500,000	Miami Dade County FL Health Facilities Authority Series A (Hospital Revenue)	4.00	08/01/2014	513,565
615,000	Miami Dade County FL Health Facilities Authority Series A (Hospital Revenue)	4.00	08/01/2015	624,902
1,000,000	Miami Dade County FL Aviation (Airport Revenue, NATL-RE Insured)	5.25	10/01/2014	1,002,030
1,000,000	Miami Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	04/01/2016	1,102,110
1,650,000	Miami Dade County FL Health Facilities Authority Miami Children’s Series A-2 (Hospital Revenue, NATL-RE Insured)±§	4.55	08/01/2046	1,716,000
17,000,000	Miami Dade County FL IDA Dolphins Stadium Project Series D (IDR)±§	3.24	07/01/2032	17,000,000
1,000,000	Miami Dade County FL IDA Series C (IDR)±§	3.24	07/01/2032	1,000,000
4,000,000	Miami Dade County FL School Board COP (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.25	10/01/2015	4,347,120
4,530,000	Miami Dade County FL School Board COP Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	08/01/2011	4,629,434
7,760,000	Miami Dade County FL School Board COP Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	05/01/2012	8,123,168
1,600,000	Miami Dade County FL School Board COP Series A (GO — Local, AMBAC Insured)	5.00	08/01/2012	1,685,776
2,750,000	Miami Dade County FL School Board COP Series B (Miscellaneous Revenue, NATL-RE Insured)±§	5.50	05/01/2030	2,783,303
13,051,819	Miami Dade County FL School Board Master Equipment Lease 2 (GO — Local)	3.59	03/03/2016	13,485,270
1,055,000	Miami Gardens FL COP Series A-1 (Miscellaneous Revenue)	4.00	06/01/2013	1,098,076

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 105
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$1,095,000	Miami Gardens FL COP Series A-1 (Miscellaneous Revenue)	5.00%	06/01/2014	$1,174,355
1,165,000	North Sumter County FL Utility Dependent District (Utilities Revenue)	4.00	10/01/2012	1,199,962
1,000,000	North Sumter County FL Utility Dependent District (GO — Local)	4.00	10/01/2013	1,040,680
1,710,000	North Sumter County FL Utility Dependent District (GO — Local)	5.00	10/01/2014	1,834,129
1,905,000	North Sumter County FL Utility Dependent District (GO — Local)	5.00	10/01/2015	2,048,808
1,450,000	Orange County FL Health Facilities Authority Orlando Health Incorporated (Hospital Revenue)	5.00	10/01/2013	1,546,904
1,000,000	Orange County FL Health Facilities Authority Orlando Health Incorporated (Hospital Revenue)	5.00	10/01/2014	1,071,310
2,000,000	Orange County FL Sales Tax Revenue Refunding Series A (Tax Revenue, NATL-RE & FGIC Insured)	5.13	01/01/2016	2,119,920
7,000,000	Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC)±§	0.76	07/01/2040	7,000,000
2,215,000	Palm Beach County FL School Board Series B (Miscellaneous Revenue, FGIC Insured)±§	5.00	08/01/2025	2,266,233
535,000	Polk County FL School Board COP Series A (GO — Local, AGM Insured)	3.00	01/01/2014	546,267
1,935,000	Polk County FL School Board COP Series A (GO — Local, AGM Insured)	3.00	01/01/2015	1,957,601
1,235,000	Polk County FL School Board COP Series B (GO — Local, AGM Insured)	3.00	01/01/2015	1,249,425
1,000,000	Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	07/01/2017	970,940
835,000	South Lake County Hospital District (Hospital Revenue)	4.00	10/01/2014	859,741
920,000	South Lake County Hospital District (Hospital Revenue)	5.00	10/01/2015	978,825
1,840,000	St. Johns County FL IDA Flagler Hospital Incorporated Series A (Hospital Revenue, NATL-RE Insured)±§	0.98	12/15/2026	1,840,000
2,600,000	St. Johns County FL Water & Sewer Authority Series A (Water & Sewer Revenue, NATL-RE Insured)^	2.33	06/01/2013	2,457,104
1,500,000	St. Johns County FL Water & Sewer Authority Series A (Water & Sewer Revenue, NATL-RE Insured)^	2.68	06/01/2014	1,368,750
2,000,000	Tampa Bay FL Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2012	2,083,180
1,000,000	Tampa Bay FL Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2013	1,066,310
2,500,000	Tampa Bay FL Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2014	2,701,325
2,500,000	Tampa Bay FL Regional Water Refunding (Water & Sewer Revenue)	5.00	10/01/2015	2,727,675
4,885,000	University of South Florida College of Medicine Health Facilities Lease Program Series A-1 (Education Revenue, SunTrust Bank LOC)±§	0.98	07/01/2036	4,885,000

				221,653,469

Georgia: 1.88%
1,000,000	Atlanta GA Series A (Utilities Revenue, NATL-RE & FGIC Insured)	5.50	11/01/2011	1,036,900
8,500,000	Atlanta GA Series A (Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.50	11/01/2012	9,114,975
8,000,000	Atlanta GA Series A (Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.50	11/01/2013	8,755,920
10,000,000	Atlanta GA Series B-2 (Airport Revenue, NATL-RE Insured)±§	2.34	01/01/2030	10,000,000
2,500,000	Atlanta GA Series C (Airport Revenue, NATL-RE & FGIC Insured)	6.13	01/01/2012	2,522,800
1,083,062	Dalton GA School District Equipment Lease Purchase # 996-021203 (GO — Local)	4.20	08/01/2013	1,085,672
416,868	Dalton GA School District Equipment Lease Purchase # 996-021203 Series B (GO — Local)	4.20	08/01/2013	417,368
2,500,000	Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Continuing Care Retirement Community Revenue)	5.00	07/01/2017	2,331,350
311,421	Gainesville GA School District Equipment Lease Purchase (Miscellaneous Revenue)	4.20	03/01/2013	311,857
5,000,000	George L Smith II GA Domed Stadium Project (Tax Revenue, NATL-RE Insured)	5.75	07/01/2014	5,062,950
6,000,000	George L Smith II GA Domed Stadium Project (Tax Revenue, NATL-RE Insured)	5.75	07/01/2015	6,073,920
4,522,395	Henry County GA Master State Municipal Loan 144A (GO — Local)	4.09	04/24/2016	4,523,209
820,000	Main Street GA Natural Gas Incorporated Series B (Utilities Revenue)	5.00	03/15/2012	846,970
5,825,000	Main Street GA Natural Gas Incorporated Series B (Utilities Revenue)	5.00	03/15/2013	6,072,097
5,050,000	Main Street GA Natural Gas Incorporated Series B (Utilities Revenue)	5.00	03/15/2015	5,313,307
1,000,000	Pike County GA School District (GO — Local, AMBAC Insured)	5.70	02/01/2016	1,072,250
1,525,000	Public Gas Partners Incorporated GA Series A (Utilities Revenue)	5.00	10/01/2013	1,650,523

106 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Georgia (continued)
$3,000,000	Public Gas Partners Incorporated GA Series A (Utilities Revenue)	5.00%	10/01/2014	$3,278,250
183,623	Putnam County GA School District (Miscellaneous Revenue)	4.20	03/01/2013	183,880

				69,654,198

Guam: 0.04%
980,000	Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	07/01/2015	962,585
500,000	Guam Government Limited Obligation Section 30 Series A (Tax Revenue)	5.00	12/01/2012	523,195

				1,485,780

Hawaii: 0.21%
645,000	Hawaii State Harbor Systems Series A (Transportation Revenue, AGM Insured)	5.00	01/01/2013	675,754
2,250,000	State of Hawaii Airports System Refunding Series B (Airport Revenue)	5.00	07/01/2012	2,371,568
4,545,000	State of Hawaii Department of Budget & Finance Hawaiian Electric Company Series A (Utilities Revenue, NATL-RE Insured)	4.95	04/01/2012	4,697,258

				7,744,580

Idaho: 0.05%
1,630,000	Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	07/01/2038	1,707,278

Illinois: 6.39%
785,000	Aurora IL Series B (Tax Revenue)	4.90	12/30/2011	785,557
70,000	Chicago IL (Airport Revenue, BHAC Insured)	5.50	01/01/2016	70,087
600,000	Chicago IL Charter School Project (Education Revenue)	4.50	12/01/2012	613,476
360,000	Chicago IL Charter School Project (Education Revenue)	5.00	12/01/2014	372,524
2,580,000	Chicago IL Housing Authority (Housing Revenue, AGM HUD Loan Insured)	5.00	07/01/2013	2,785,291
2,265,000	Chicago IL Housing Authority (Housing Revenue, AGM HUD Loan Insured)	5.00	07/01/2014	2,483,618
945,000	Chicago IL Motor Fuel Tax Revenue (Tax Revenue, AMBAC Insured)	5.38	01/01/2014	997,637
15,875,000	Chicago IL O’Hare International Airport Second Lien General Airport (Airport Revenue, AMBAC Insured)	5.50	01/01/2018	15,998,666
1,500,000	Chicago IL O’Hare International Airport (Airport Revenue)	5.00	01/01/2016	1,610,220
2,265,000	Chicago IL O’Hare International Airport (Airport Revenue)	5.00	01/01/2017	2,501,579
1,560,000	Chicago IL Series A (GO — Local, NATL-RE Insured)	5.38	01/01/2013	1,627,049
1,335,000	Cicero IL Series A (GO — Local, XLCA Insured)	5.00	01/01/2014	1,380,403
2,725,000	Cicero IL Series A (GO — Local, XLCA Insured)	5.00	01/01/2015	2,819,721
380,000	Cook & Will County IL High School District 206 (GO — Local, AGM Insured)	4.00	12/15/2012	392,274
4,195,000	Cook & Will County IL High School District 206 (GO — Local, AGM Insured)	4.00	12/15/2013	4,356,885
2,540,000	Cook & Will County IL High School District 206 (GO — Local, AGM Insured)	4.50	12/15/2014	2,674,290
2,000,000	Cook County IL Series A (GO — Local, NATL-RE Insured)	6.25	11/15/2012	2,171,940
2,535,000	Illinois Development Finance Authority Adventist Health (Hospital Revenue)	4.00	02/15/2013	2,579,337
200,000	Illinois Development Finance Authority Adventist Health (Hospital Revenue, NATL-RE Insured)±§	5.50	11/15/2013	217,654
4,500,000	Illinois Development Finance Authority Adventist Health (Hospital Revenue, AGM Insured)	5.00	05/15/2014	4,788,855
2,500,000	Illinois Development Finance Authority Adventist Health (Hospital Revenue)	5.00	02/15/2015	2,622,125
3,500,000	Illinois Finance Authority Advocate Health Subseries C3B (Hospital Revenue)±§	4.38	11/01/2038	3,668,385
2,225,000	Illinois Finance Authority DePaul University Series B (Education Revenue, XLCA Insured)±§	3.50	10/01/2026	2,232,320
7,000,000	Illinois Finance Authority Gas Supply Peoples Gas & Coke Company Series A (IDR, AMBAC Insured)±§	4.30	06/01/2035	7,066,500
1,425,000	Illinois Finance Authority New Money Community Rehabilitation Series A (Hospital Revenue, GO of Participants Insured)	4.80	07/01/2011	1,418,759
990,000	Illinois Finance Authority New Money Community Rehabilitation Series A (Hospital Revenue, GO of Participants Insured)	4.85	07/01/2012	983,654
3,500,000	Illinois Finance Authority Revenue Alexian Brothers Health System (Hospital Revenue)	5.00	02/15/2014	3,656,485
670,000	Illinois Finance Authority Revenue Memorial Health System (Hospital Revenue)	4.00	04/01/2013	693,624

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 107
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$655,000	Illinois Finance Authority Revenue Memorial Health System (Hospital Revenue)	4.00%	04/01/2014	$680,473
555,000	Illinois Finance Authority Revenue Memorial Health System (Hospital Revenue)	4.00	04/01/2015	575,624
8,000,000	Illinois Finance Authority Revenue Resurrection Health System (Hospital Revenue)	5.00	05/15/2013	8,252,320
3,250,000	Illinois Finance Authority Revenue Resurrection Health System (Hospital Revenue)	5.00	05/15/2014	3,347,923
900,000	Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	04/01/2015	922,770
1,430,000	Illinois Finance Authority Revenue University of Chicago System (Hospital Revenue, NATL-RE Insured)	5.00	08/15/2015	1,459,844
5,000,000	Illinois State Series A (GO — State)	5.00	10/01/2016	5,119,100
5,000,000	Illinois State (GO — State, AGM Insured)	5.38	12/01/2014	5,170,650
4,500,000	Illinois State (GO — State, AGM Insured)	5.50	05/01/2015	4,848,795
10,000,000	Illinois State (GO — State, AGM Insured)	5.00	09/01/2015	10,588,500
10,000,000	Illinois State (GO — State)	5.00	09/01/2016	10,317,700
26,885,000	Illinois State Series B (GO — State)±§	3.25	10/01/2033	26,885,000
1,800,000	Lake County IL Forest Preservation District Series A (GO — Local)±§	0.65	12/15/2016	1,651,680
9,000,000	Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	5.00	06/01/2015	9,495,000
18,000,000	Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	5.00	06/01/2016	18,725,940
18,720,000	Regional Transportation Authority IL (Tax Revenue, GO of Authority Insured)±§	1.50	06/01/2025	18,720,000
20,000,000	State of Illinois (GO — State)	3.00	05/20/2011	20,108,800
5,800,000	University of Illinois COP Infrastructure Project (Education Revenue, AMBAC Insured)	5.00	08/15/2013	6,158,034
6,275,000	University of Illinois COP Infrastructure Project (Miscellaneous Revenue, AMBAC Insured)	5.00	08/15/2014	6,723,663
75,000	Upper IL River Valley Development Authority Morris Hospital (Hospital Revenue)	6.05	12/01/2011	77,099
500,000	Winnebago & Boone Counties IL School Districts (GO — Local, AGM Insured)^	2.93	02/01/2015	443,505
1,290,000	Winnebago County IL School District Prerefunded Capital Appreciation (GO — Local, AGM Insured)^	1.78	01/01/2014	1,222,481
2,310,000	Winnebago County IL School District Prerefunded Capital Appreciation (GO — Local, AGM Insured)^	2.77	01/01/2014	2,125,754

				237,189,570

Indiana: 3.30%
710,000	Beech Grove IN School Building Corporation First Mortgage (GO — Local, NATL-RE State Aid Withholdings Insured)	6.25	07/05/2016	793,049
4,325,000	Boone County IN Redevelopment District Bond Anticipation Notes (Tax Revenue)	4.00	05/15/2013	4,325,260
2,000,000	Indiana Bond Bank Common Fund Advanced Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	02/01/2013	2,102,600
2,000,000	Indiana Bond Bank Common School Fund Advance Purchase Funding Series B (Miscellaneous Revenue, NATL-RE Insured)	5.00	08/01/2013	2,121,100
1,250,000	Indiana Development Finance Authority Waste Management Incorporated Project (IDR)±§	4.70	10/01/2031	1,263,750
1,895,000	Indiana Finance Authority Health & Education Facilities Financing Authority Ascension Health Series B-2 (Hospital Revenue)	5.00	03/01/2015	2,019,672
1,810,000	Indiana Finance Authority Hospital Floyd Memorial Hospital & Health Refunding (Hospital Revenue)	5.00	03/01/2014	1,924,139
15,000,000	Indiana HEFA Ascension Health Series B3 (Hospital Revenue)±§	2.47	11/15/2031	15,000,000
56,940,000	Indiana HFFA Ascension Health Series B2 (Hospital Revenue)±§	2.47	11/15/2046	56,940,000
2,000,000	Indiana Port Commission Cargill Incorporated Project (IDR)	4.10	05/01/2012	2,051,040
680,000	Indiana State Finance Authority (Hospital Revenue)	4.00	02/15/2013	694,538
1,000,000	Indiana State Finance Authority (Hospital Revenue)	4.00	02/15/2014	1,021,980
1,230,000	Indiana State Finance Authority (Hospital Revenue)	4.00	02/15/2015	1,251,623
10,750,000	Indiana State Finance Authority (Solid Waste Revenue)±§	2.25	05/01/2028	10,749,355
4,500,000	Jasper County IN PCR Northern Series B (Resource Recovery Revenue, NATL-RE Insured)	5.20	06/01/2013	4,751,550
280,000	Jeffersonville IN Building Corporation Series A (GO — Local)	4.00	08/15/2012	289,117
135,000	Jeffersonville IN Building Corporation Series B (GO — Local)	4.00	08/15/2012	139,396
10,000,000	Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue)±§	4.88	02/01/2035	9,986,900
5,000,000	University of Southern Indiana Auxilary System (Education Revenue, AMBAC Insured)	5.50	10/01/2015	5,116,150

				122,541,219

108 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Iowa: 0.82%
$4,300,000	Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00%	12/01/2013	$4,457,423
20,000,000	Iowa Student Loan Liquidity Corporation Series 3 (Education Revenue)	5.25	12/01/2024	20,013,200
180,000	Tobacco Settlement Authority IA Asset-Backed Bonds Series B (Pre Refunded Revenue)	5.50	06/01/2012	185,578
460,000	Tobacco Settlement Authority IA Asset-Backed Bonds Series B (Pre Refunded Revenue)	5.50	06/01/2014	474,255
5,000,000	Waterloo IA Community School District Bond Anticipation Notes (Tax Revenue)	3.75	05/01/2012	5,045,500
500,000	Xenia Rural Water District IA (Water & Sewer Revenue, CIFG Insured)	4.00	12/01/2015	341,890

				30,517,846

Kansas: 0.74%
12,500,000	Burlington KS Environmental Impact Kansas City Power & Light Series A (IDR, XLCA Insured)±§	5.25	12/01/2023	13,265,375
5,000,000	Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured)±§	5.38	09/01/2035	5,319,750
225,000	Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	03/01/2011	223,657
200,000	Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2011	195,618
100,000	Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	03/01/2012	95,718
100,000	Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	09/01/2012	94,026
1,750,000	Wichita KS Facilities Improvement Series III A (Hospital Revenue)	5.00	11/15/2013	1,882,825
2,280,000	Wichita KS Christi Health System (Hospital Revenue)	5.00	11/15/2013	2,453,052
3,880,000	Wyandotte County & Kansas City KS United Government Special Obligation, Second Lien Series B (Tax Revenue)	5.00	12/01/2020	3,898,275

				27,428,296

Kentucky: 1.17%
1,000,000	Ashland KY Ashland Hospital Corporation Series B (Hospital Revenue)	4.00	02/01/2014	1,042,140
2,740,000	Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2013	2,879,466
1,975,000	Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	03/01/2014	2,036,818
2,710,000	Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	03/01/2015	2,785,392
9,000,000	Kentucky EDFA Catholic Health Series B (Hospital Revenue)±§	5.00	05/01/2039	9,961,830
1,500,000	Kentucky EDFA Saint Elizabeth Medical Center Series A (Hospital Revenue)	4.00	05/01/2013	1,567,320
16,565,000	Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, SLMA Insured)±§	0.79	05/01/2020	16,554,730
5,360,000	Louisville & Jefferson County KY (Water & Sewer Revenue)	4.00	05/15/2013	5,691,087
1,000,000	Louisville & Jefferson County KY Metro Government Environmental Facilities Louisville Gas & Electric Company Project (IDR)±§	5.63	06/01/2033	1,054,370

				43,573,153

Louisiana: 3.65%
1,130,000	England LA Sub District # 1 (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	08/15/2013	1,220,886
1,500,000	Louisiana Local Government LCTCS Facilities Corporation Project Series A (Miscellaneous Revenue)	4.00	10/01/2013	1,590,120
1,500,000	Louisiana Local Government LCTCS Facilities Corporation Project Series A (Miscellaneous Revenue)	4.00	10/01/2014	1,597,860
4,445,000	Louisiana PFA Christus Health Series C3 (Hospital Revenue, AGM Insured)	5.00	07/01/2013	4,738,326
3,000,000	Louisiana PFA Cleco Power LLC Project (IDR)±§	7.00	12/01/2038	3,118,170
2,830,000	Louisiana PFA Franciscan Series B (Hospital Revenue)	5.00	07/01/2013	2,952,850
3,500,000	Louisiana PFA Thibodaux Project (Tax Revenue, Allied Irish Bank plc LOC)±§	3.62	12/01/2036	3,500,000
18,750,000	Louisiana Public Facilities Authority (IDR)±§	1.75	12/01/2039	18,750,000
3,750,000	Louisiana State Citizens Property Insurance Corporation Series B (Miscellaneous Revenue, AMBAC Insured)	5.00	06/01/2012	3,900,825
40,500,000	Louisiana State Gas & Fuels Tax Second Lien Series A1 (Tax Revenue)±§	1.09	05/01/2043	40,503,240

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 109
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Louisiana (continued)
$17,000,000	Louisiana State Offshore Terminal Authority Deepwater Port Loop LLC Project Series C (Utilities Revenue, SunTrust Bank LOC)±§	0.82%	09/01/2027	$17,000,000
1,120,000	New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63	01/01/2015	1,164,957
1,000,000	New Orleans LA Aviation Board Series A Refunding (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,079,950
1,845,000	New Orleans LA Aviation Board Series B-2 Refunding (Airport Revenue, AGM Insured)	5.00	01/01/2015	1,992,508
54,000	New Orleans LA Home Mortgage Authority Special Obligations (Pre Refunded Revenue)	6.25	01/15/2011	54,107
28,000,000	Parish of DeSoto LA PCR Southwestern Electrical Power (IDR)±§	3.25	01/01/2019	28,125,440
910,000	Port of New Orleans LA Board Commerce Special Project CG Railway Incorporated (Transportation Revenue, NATL-RE Insured)	5.25	08/15/2013	961,106
2,000,000	Rapides Finance Authority Revenue LA Cleco Power LLC Project (IDR)±§	6.00	10/01/2038	2,050,700
1,000,000	Tangipahoa Parish LA Hospital Service District # 1 North Oaks Medical Center Project A (Hospital Revenue)	5.00	02/01/2012	1,024,260

				135,325,305

Maine: 0.19%
1,320,000	Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	03/01/2014	1,326,296
3,315,000	Maine Educational Loan Authority Class A Series A-1 (Education Revenue, AGM Insured)	4.63	12/01/2013	3,505,845
2,135,000	Maine Educational Loan Authority Class A Series A-1 (Education Revenue, AGM Insured)	4.95	12/01/2014	2,289,104
65,000	Maine State Housing Authority Series A2 (Housing Revenue)	4.55	11/15/2026	66,598

				7,187,843

Maryland: 0.51%
400,000	Maryland Community Development Administration Residential Series H (Housing Revenue)	4.55	09/01/2012	400,680
1,420,000	Maryland Industrial Development Financing Authority Series A (IDR)	5.13	12/01/2011	1,440,278
17,040,000	Maryland State HEFA Sheppard Pratt Series B (Hospital Revenue, SunTrust Bank LOC)±§	0.98	07/01/2028	17,040,000

				18,880,958

Massachusetts: 3.07%
110,000	Massachusetts Development Finance Agency Devens Electric Systems (IDR)	5.13	12/01/2011	110,609
3,375,000	Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.25	01/01/2013	3,384,551
2,875,000	Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	01/01/2014	2,900,559
2,395,000	Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	01/01/2015	2,430,135
40,000,000	Massachusetts HEFA (Hospital Revenue)±§	1.12	07/01/2038	39,760,000
1,500,000	Massachusetts HEFA Care Group Series E-2 (Hospital Revenue)	5.00	07/01/2012	1,562,325
1,165,000	Massachusetts HEFA Caritas Christian Obligation Series B (Hospital Revenue)	6.50	07/01/2012	1,225,557
1,680,000	Massachusetts HEFA Health System Catholic East (Hospital Revenue)	5.00	11/15/2013	1,804,606
1,000,000	Massachusetts HEFA Northeastern University Series T-1 (Education Revenue)±§	4.13	10/01/2037	1,026,780
3,000,000	Massachusetts HEFA Northeastern University Series T-2 (Education Revenue)±§	4.10	10/01/2037	3,095,430
5,700,000	Massachusetts HFA Construction Loan Notes Series A (Housing Revenue, GO of Agency Insured)	2.45	06/01/2013	5,729,412
1,870,000	Massachusetts HFA Series A (Housing Revenue, AGM Insured)	4.45	07/01/2011	1,895,413
3,770,000	Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 1 Series 1 (Utilities Revenue, NATL-RE Insured)±§(m)(n)(a)	0.35	07/01/2014	3,687,936
6,500,000	Massachusetts Municipal Wholesale Electric Company Project # 6 Series 1 (Utilities Revenue, NATL-RE Insured)±§(m)(n)(a)	0.28	07/01/2019	6,355,748
700,000	Massachusetts State HEFA Massachusetts Eye & Ear Infirmary Series C (Hospital Revenue)	5.00	07/01/2015	742,168
25,000,000	Massachusetts State Series A (GO — State)±§	0.72	02/01/2013	25,014,250

110 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Massachusetts (continued)
$11,170,000	Massachusetts State Series A (Miscellaneous Revenue)±§	0.87%	02/01/2014	$11,170,782
1,840,000	Massachusetts Water Resources Authority Series B (Pre Refunded Revenue, AMBAC Insured)	5.25	12/01/2015	2,029,962

				113,926,223

Michigan: 4.31%
400,000	Comstock Park MI Public Schools School Building & Site (GO — Local, FGIC Insured)	7.88	05/01/2011	408,444
4,500,000	Detroit MI Capital Improvement Limited Tax Series A-1 (GO — Local)	5.00	04/01/2013	4,477,005
2,750,000	Detroit MI City School District School Building & Site Improvement Series A (GO — Local, FGIC Insured)	5.00	05/01/2013	2,926,578
2,540,000	Detroit MI Cobo Hall (Tax Revenue, NATL-RE Insured)	5.00	09/30/2011	2,586,609
4,350,000	Detroit MI Convention Facilities Cobo Hall (Tax Revenue, NATL-RE Insured)	5.00	09/30/2012	4,505,339
4,320,000	Detroit MI Convention Facilities Cobo Hall (Tax Revenue, NATL-RE Insured)	5.00	09/30/2013	4,511,333
2,655,000	Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured)±	5.50	07/01/2013	2,797,972
450,000	Detroit MI Sewer Disposal System Senior Lien A Refunding (Water & Sewer Revenue, NATL-RE Insured)±	5.50	07/01/2013	474,233
6,265,000	Detroit MI Water Supply Floats PT-2587 (Water & Sewer Revenue, FGIC Insured)±§	0.48	07/01/2015	6,265,000
980,000	Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.00	07/01/2013	1,043,925
1,265,000	Detroit MI Water Supply System (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2013	1,338,977
1,000,000	Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE & FGIC Insured)	6.50	07/01/2015	1,112,310
1,000,000	Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE Insured)	5.25	07/01/2016	1,047,410
2,505,000	Detroit MI Water Supply Systems Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured)±	5.00	07/01/2013	2,648,987
1,605,000	Flint MI International Academy (Education Revenue)	5.00	10/01/2017	1,535,696
2,965,000	Huron Valley MI School District (GO — Local, NATL-RE Q-SBLF Insured)	5.00	05/01/2015	3,271,522
3,445,000	Kent MI Hospital Finance Authority Spectrum Health Series A (Hospital Revenue)±§	5.00	01/15/2047	3,572,155
3,000,000	Kent MI Hospital Finance Authority Spectrum Health Series A (Hospital Revenue)±§	5.25	01/15/2047	3,276,030
8,450,000	Kent MI Hospital Finance Authority Spectrum Health Series A (Hospital Revenue)±§	5.50	01/15/2047	9,457,663
6,000,000	Michigan Finance Authority Limited Obligation Series E (Miscellaneous Revenue)	4.75	08/22/2011	6,090,360
9,500,000	Michigan Municipal Board Authority Series B (Miscellaneous Revenue)	5.00	03/21/2011	9,573,340
275,000	Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	283,517
100,000	Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	4.25	05/01/2015	100,455
105,000	Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2016	107,679
200,000	Michigan Municipal Bond Authority Local Government Loan Program Series B (GO — Local, AMBAC Insured)	5.00	12/01/2013	206,846
1,300,000	Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.00	12/01/2012	1,344,213
3,535,000	Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, AMBAC Insured)	5.75	12/01/2014	3,758,659
300,000	Michigan Municipal Bond Authority Local Government Loan Program Series C (GO — Local, AMBAC Insured)	5.00	05/01/2013	309,291
80,000	Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.50	05/01/2014	78,834
2,500,000	Michigan State Building Authority Series I (Miscellaneous Revenue, AGM Insured)	5.25	10/15/2014	2,735,075
1,005,000	Michigan State Hospital Finance Authority (Hospital Revenue)	6.25	08/15/2013	1,000,367
7,600,000	Michigan State Hospital Finance Authority (Hospital Revenue)	6.50	08/15/2018	7,377,700
1,435,000	Michigan State Hospital Finance Authority McLaren Health Care (Hospital Revenue)	5.00	05/15/2013	1,527,199
1,000,000	Michigan State Hospital Finance Authority Sparrow Hospital Obligation (Hospital Revenue)	5.00	11/15/2015	1,060,310
4,020,000	Michigan State Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	09/15/2017	4,261,120

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 111
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan (continued)
$640,000	Michigan State Strategic Fund Limited Obligation Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR)±§	5.50%	12/01/2028	$650,752
4,000,000	Michigan State Strategic Fund Limited Obligation Detroit Edition (IDR)±§	3.05	08/01/2024	4,073,520
5,000,000	Michigan State Strategic Fund Limited Obligation Waste Management (Resource Recovery Revenue)±	4.50	12/01/2013	5,070,100
1,250,000	Michigan State Strategic Fund Obligation Dow Chemical A-1 (IDR)±§	6.75	12/01/2028	1,349,825
7,000,000	Michigan State Strategic Fund Obligation Dow Chemical B-1 (IDR)	6.25	06/01/2014	7,645,050
250,000	Michigan State Strategic Fund Obligation Dow Chemical B-2 (Miscellaneous Revenue)	6.25	06/01/2014	271,195
12,500,000	Wayne Charter County MI Detroit Metropolitan Wayne County Series A (Airport Revenue, NATL-RE Insured)	5.25	12/01/2013	12,520,000
10,170,000	Wayne Charter County MI Detroit Metropolitan Wayne County Series A (Airport Revenue, NATL-RE Insured)	5.25	12/01/2014	10,186,272
5,000,000	Wayne County MI Airport Authority (Airport Revenue)	4.00	12/01/2013	5,134,900
1,500,000	Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE & FGIC Insured)	5.00	12/01/2012	1,551,015
3,365,000	Wayne County MI Detroit Metropolitan Airport Junior Lien (Airport Revenue, NATL-RE & FGIC Insured)	5.00	12/01/2013	3,480,184
1,110,000	Wayne County MI Detroit Metropolitan Airport MBIA (Airport Revenue, AGC-ICC, MBIA-RE & FGIC Insured)	5.00	12/01/2015	1,206,836
7,045,000	Wayne County MI Detroit Metropolitan Wayne County Airport (Airport Revenue, NATL-RE Insured)	5.25	12/01/2016	7,340,115
1,075,000	Western Townships MI Utilities Authority Sewage Disposal Systems (GO — Local)	4.00	01/01/2013	1,131,244
1,100,000	Western Townships MI Utilities Authority Sewage Disposal Systems (GO — Local)	4.00	01/01/2014	1,172,028

				159,855,189

Minnesota: 1.22%
4,745,000	Becker MN PCR Northern States Power Series A (IDR)±	8.50	03/01/2019	5,300,307
8,400,000	Becker MN PCR Northern States Power Series B (IDR)±	8.50	09/01/2019	9,383,052
500,000	Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12/01/2012	513,625
515,000	Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12/01/2013	532,731
530,000	Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12/01/2014	547,114
290,000	Marshall MN Medical Center Avera Marshall Regional Medical Center Project (Hospital Revenue)	4.50	11/01/2011	298,506
1,200,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series A (Hospital Revenue)	4.00	08/15/2014	1,260,360
750,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series A1 (Hospital Revenue, AGM Insured)	4.00	08/15/2015	796,043
600,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Facilities Series B (Hospital Revenue, AGM Insured)±	5.00	08/15/2015	663,918
9,400,000	Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Hospital Revenue, AMBAC Insured)±§(m)(n)(a)	0.56	11/15/2017	8,903,797
1,275,000	Minneapolis & St. Paul MN Metropolitan Airport Series A (Airport Revenue)	4.00	01/01/2015	1,364,441
1,935,000	Minneapolis MN Fairview Health Services Series A (Hospital Revenue)	5.13	11/15/2013	2,073,488
2,200,000	Minneapolis MN Health Care System Fairview Health Services Series B (Hospital Revenue, NATL-RE Insured)	5.50	05/15/2016	2,279,508
3,530,000	Minnesota State Municipal Power Agency (Utilities Revenue)	4.00	10/01/2013	3,615,179
900,000	Seaway Port Authority of Duluth MN Industrial Development Dock & Wharf Revenue Cargill Incorporated Project (IDR)	4.20	05/01/2013	924,543
6,750,000	St. Louis Park MN Catholic Finance Corporation (Tax Revenue, Allied Irish Bank plc LOC)±§	3.50	10/01/2025	6,750,000

				45,206,612

Mississippi: 0.49%
1,895,000	Jackson MS State University Educational Building Corporation Campus Facilities Project (Education Revenue)±§	5.00	03/01/2034	1,909,250
3,580,000	Mississippi Business Finance Corporation Series A (Utilities Revenue)	3.25	05/01/2014	3,598,473

112 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Mississippi (continued)
$10,340,000	Mississippi Business Finance Corporation VY Services Incorporated Series A (IDR, Regions Bank LOC)±§	3.25%	07/01/2023	$10,340,000
1,360,000	Mississippi Development Bank Special Obligation Series B1 (Hospital Revenue, AGM Insured)	2.00	07/01/2012	1,379,815
1,000,000	Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Hospital Revenue)	5.00	08/15/2012	1,045,710

				18,273,248

Missouri: 0.95%
4,250,000	Chesterfield Valley MO Transportation Development District (Tax Revenue, CIFG Insured)	4.00	04/15/2026	2,945,930
770,000	Fenton MO Gravois Bluffs Redevelopment Project (Tax Revenue)	4.50	04/01/2021	726,949
3,485,000	Jackson County MO Special Obligation (Miscellaneous Revenue, NATL-RE Insured)	5.50	12/01/2015	3,758,677
1,435,000	Lake of the Ozarks MO Community Bridge Corporation (Transportation Revenue)	5.25	12/01/2014	1,308,907
475,000	Missouri Development Finance Board Independence Missouri Centerpoint Series F (Miscellaneous Revenue)	4.00	04/01/2012	488,058
500,000	Missouri Development Finance Board Independence Missouri Centerpoint Series F (Miscellaneous Revenue)	4.25	04/01/2013	522,480
1,295,000	Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2014	1,393,070
1,380,000	Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2015	1,494,140
1,910,000	Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	01/01/2016	2,076,896
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR, XLCA Insured)±§	5.25	07/01/2017	1,049,220
2,000,000	Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR)±§	4.90	05/01/2038	2,092,900
1,530,000	Missouri State Housing Development Single Family Home Ownership Series B (Housing Revenue, GNMA & FNMA Insured)	5.80	09/01/2035	1,583,672
2,145,000	Sikeston MO Electrical Revenue (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2013	2,255,232
1,390,000	St. Louis MO Lambert St. Louis International Airport Series A-2 (Airport Revenue)	4.25	07/01/2012	1,403,122
2,750,000	St. Louis MO Lambert St. Louis International Airport Series B (Airport Revenue, NATL-RE & FGIC Insured)	6.00	07/01/2013	2,960,018
3,840,000	St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue, AMBAC Insured)	5.25	02/15/2015	3,923,981
5,835,000	St. Louis MO Municipal Finance Corporation Convention Centre Series B (Miscellaneous Revenue, AGM Insured)^	3.23	07/15/2014	5,206,220

				35,189,472

Montana: 0.51%

45,000	Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series A (Airport Revenue)	5.00	06/01/2011	45,460
310,000	Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series A (Airport Revenue)	5.00	06/01/2012	319,021
150,000	Flathead MT Municipal Airport Authority Montana Glacier Park International Airport Series B (Airport Revenue)	5.00	06/01/2012	154,365
350,000	Montana Health Facilities Authority Benefits Health Care Project (Pre Refunded Revenue, AMBAC Insured)	5.38	09/01/2011	360,511
165,000	Montana State Board Housing Series A2 (Housing Revenue, GO of Board Insured)	4.20	12/01/2013	170,930
17,800,000	Montana State Health Facility Finance Authority Linked SAVRS & RIBS (Hospital Revenue, AMBAC Insured)	6.51	03/08/2016	17,803,382

				18,853,669

Nebraska: 0.33%
2,000,000	Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2014	2,125,340
9,340,000	Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2015	9,823,532
325,000	O’Neill NE St. Anthony’s Project (Hospital Revenue)	6.25	09/01/2012	337,561

				12,286,433

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 113
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Nevada: 0.38%
$2,460,000	Clark County NV Jet Aviation Fuel Tax Series C (Airport Revenue, AMBAC Insured)	5.00%	07/01/2013	$2,626,419
2,000,000	Henderson NV Health Care Facilities Catholic Healthcare West Series B (Hospital Revenue)	5.00	07/01/2013	2,119,940
1,755,000	Henderson NV Local Improvement District (Tax Revenue)	4.70	09/01/2012	1,225,411
2,215,000	Henderson NV Local Improvement District (Tax Revenue)	5.00	09/01/2013	1,160,283
220,000	Nevada Housing Division Series A (Housing Revenue)	5.75	04/01/2031	228,793
295,000	Nevada Housing Division Series C (Housing Revenue)	5.40	04/01/2031	307,989
1,145,000	Reno NV Washoe Medical Center Series A (Hospital Revenue, AMBAC Insured)	5.25	06/01/2011	1,162,312
1,195,000	Reno NV Washoe Medical Center Series A (Hospital Revenue, AMBAC Insured)	5.25	06/01/2012	1,250,556
1,225,000	Reno NV Washoe Medical Center Series A (Hospital Revenue, AMBAC Insured)	5.25	06/01/2013	1,303,890
1,260,000	Sparks NV Redevelopment Agency Tax Increment Area Number 1 (Tax Revenue)	4.00	01/15/2014	1,290,908
1,520,000	Sparks NV Redevelopment Agency Tax Increment Area Number 1 (Tax Revenue)	4.00	01/15/2015	1,552,513

				14,229,014

New Hampshire: 1.05%
8,610,000	New Hampshire Business Finance Authority The United Illuminating Company Project (IDR)±§	7.13	07/01/2027	8,880,698
6,450,000	New Hampshire Business Finance Authority United Illuminating Series A (IDR)±§	4.50	07/01/2027	6,602,994
13,660,000	New Hampshire Health & Education Facilities Authority Brewster Academy (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	3.75	09/01/2031	13,660,000
4,000,000	New Hampshire HEFA Colby Sawyer College (Education Revenue, Allied Irish Bank plc LOC)±§	3.50	09/01/2036	4,000,000
5,475,000	New Hampshire Housing Finance Authority SFMR Series B (Housing Revenue)	5.00	07/01/2027	5,710,097

				38,853,789

New Jersey: 2.30%
2,700,000	Gloucester County NJ Improvement Authority Waste Management Incorporated Project Series A (IDR)±§	2.63	12/01/2029	2,685,690
2,000,000	New Jersey Economic Development Authority Cigarette Tax (Tax Revenue, FGIC Insured)	5.00	06/15/2012	2,030,800
1,810,000	New Jersey Economic Development Authority Motor Vehicle Commission Series A (Tax Revenue, NATL-RE State Appropriations Insured)^	3.04	07/01/2014	1,627,480
20,440,000	New Jersey HEFAR Student Loan Series 2 (Education Revenue)	4.50	12/01/2029	20,184,909
2,000,000	New Jersey State HEFAR Series 1A (Education Revenue)	4.75	12/01/2029	1,974,100
2,000,000	New Jersey State HFFA Catholic Health East (Hospital Revenue)	5.00	11/15/2013	2,111,200
10,340,000	New Jersey State Higher Education Assistance Authority Series 1B (Education Revenue)	3.00	12/01/2013	10,531,497
5,000,000	New Jersey State Higher Education Assistance Authority Series 1B (Education Revenue)	5.00	12/01/2013	5,347,800
1,285,000	New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2013	1,363,115
995,000	New Jersey State Higher Education Assistance Authority Series A (Education Revenue, AMBAC Insured)	5.20	06/01/2013	996,990
5,555,000	New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.00	06/01/2014	5,961,293
13,180,000	New Jersey State Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue)±§	0.60	06/01/2020	13,110,014
17,500,000	Newark NJ TRAN Series H (GO — Local)	4.00	03/15/2011	17,536,050

				85,460,938

New Mexico: 1.11%
1,250,000	Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFG Insured)	5.00	11/01/2014	1,316,013
875,000	Clayton NM Jail Project Revenue (Miscellaneous Revenue, CIFG Insured)	5.00	11/01/2015	920,640
10,685,000	Farmington NM PCR Southern California Edison Series A (IDR)±§	2.88	04/01/2029	10,759,368
9,000,000	Farmington NM PCR (IDR)±§	2.88	09/01/2024	8,917,020

114 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Mexico (continued)
$17,050,000	New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, SLMA Insured)±§	0.95%	12/01/2028	$16,966,967
835,000	New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA, FNMA & FHLMC Insured)	5.60	01/01/2039	887,989
325,000	New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA, FNMA & FHLMC Insured)	4.05	07/01/2026	317,857
940,000	New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA, FNMA & FHLMC Insured)	4.38	07/01/2033	940,000

				41,025,854

New York: 4.65%
1,005,000	Buffalo NY Sewer Authority Series F (Water & Sewer Revenue, NATL-RE & FGIC Insured)	6.00	07/01/2013	1,056,627
1,295,000	Dutchess County NY Local Development Corporation (Hospital Revenue)	4.00	07/01/2013	1,331,959
1,085,000	Dutchess County NY Local Development Corporation (Hospital Revenue, AGM Insured)	5.00	07/01/2014	1,145,131
4,010,000	Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2014	4,273,096
5,030,000	Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2015	5,412,079
3,830,000	Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.88	01/01/2016	4,158,844
13,000,000	New York City NY Housing Development Corporation MFHR Series L-2 (Housing Revenue)±§	2.00	05/01/2045	12,960,350
5,150,000	New York City NY IDA American Airlines JFK International Airport (Airport Revenue)	7.13	08/01/2011	5,142,636
250,000	New York City NY IDAG Terminal One Group Association Project (GO — Local)	5.00	01/01/2011	250,000
6,935,000	New York City NY IDAG Terminal One Group Association Project (Transportation Revenue)	5.00	01/01/2012	7,107,959
2,745,000	New York City NY IDAG Terminal One Group Association Project (Transportation Revenue)	5.50	01/01/2014	2,922,629
2,000,000	New York City NY IDAG Terminal One Group Association Project (IDR)	5.50	01/01/2015	2,143,480
1,070,000	New York City NY IDAG Yankee Stadium (Tax Revenue, AGM Insured)^	1.61	03/01/2012	1,049,927
2,755,000	New York City NY IDAG Yankee Stadium (Tax Revenue, AGM Insured)^	2.18	03/01/2013	2,627,278
1,000,000	New York City NY Transit Authority Triborough Bridge & Tunnel (Miscellaneous Revenue, AMBAC Insured)	5.30	01/01/2012	1,003,080
30,000,000	New York Energy R&D Authority (Utilities Revenue)±§	1.45	06/01/2036	29,891,400
15,000,000	New York NY Subseries J3 (GO — State, Allied Irish Bank plc LOC)±§	3.60	08/01/2023	15,000,000
9,935,000	New York State Dormitory Authority North Shore Jewish Series B (Hospital Revenue)±§	0.92	05/01/2018	8,707,928
9,095,000	New York State Energy R&D Authority NY State Electrical & Gas D (IDR, NATL-RE Insured)±	4.10	12/01/2015	9,103,004
9,600,000	New York State Energy R&D Authority PCR New York State Electrical & Gas (IDR, NATL-RE Insured)±	4.10	03/15/2015	9,634,368
3,000,000	New York State Environmental Facilities Corporation Waste Management Project Series A (IDR)±	4.55	05/01/2012	3,061,050
14,000,000	New York Urban Development Corporation (Miscellaneous Revenue)	5.88	02/01/2013	13,959,400
2,000,000	Newburgh NY Bond Anticipation Notes (GO — Local)	5.15	08/30/2011	2,018,940
1,245,000	Niagara Falls NY Bridge Commission Series B (Transportation Revenue, NATL-RE & FGIC Insured)	5.25	10/01/2015	1,311,147
520,000	Niagara NY Buffalo Niagara International Airport Series A (Airport Revenue, NATL-RE Insured)	5.75	04/01/2011	524,358
325,000	Orange County NY IDAG Special Needs Facilities Pooled Program G1 (Miscellaneous Revenue, ACA Insured)	4.35	07/01/2011	322,702
10,450,000	Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (Resource Recovery Revenue)±§	6.63	10/01/2035	10,412,171

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 115
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$850,000	Syracuse NY (GO — Local, AGM Insured)	4.00%	04/15/2014	$909,356
3,145,000	Tobacco Settlement Financing Corporation NY Series A-1 (Tax Revenue)	5.50	06/01/2016	3,154,938
2,000,000	Troy NY Capital Resource Corporation Series B (Education Revenue)	5.00	09/01/2015	2,198,500
1,700,000	Westchester County NY Health Care Corporation Series B (Hospital Revenue)	4.00	11/01/2014	1,720,009
4,815,000	Westchester County NY Health Care Corporation Series B (Hospital Revenue)	5.00	11/01/2014	5,047,613
3,000,000	Westchester County NY Health Care Corporation Series B (Hospital Revenue)	5.00	11/01/2015	3,133,170

				172,695,129

North Carolina: 0.75%
4,470,000	North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured)	7.00	01/01/2013	4,712,989
8,940,000	North Carolina Medical Care Commission University Health System Series E1 (Hospital Revenue)±§	5.75	12/01/2036	9,628,738
11,000,000	North Carolina Medical Care Commonwealth Health Care Facilities Duke University Health System Series A (Hospital Revenue)±§	0.64	06/01/2039	11,000,000
2,465,000	Raleigh Durham NC Airport Authority Series A (Pre Refunded Revenue, NATL-RE & FGIC Insured)	5.25	11/01/2013	2,529,805

				27,871,532

North Dakota: 0.07%
355,000	Fargo ND MeritCare Obligated Group Series A (Hospital Revenue, NATL-RE Insured)	5.50	06/01/2011	360,733
1,025,000	Grand Forks ND Altru Health System Obligation Group (Hospital Revenue, NATL-RE Insured)	5.40	08/15/2011	1,027,850
1,310,000	Grand Forks ND Altru Health System Obligation Group (Hospital Revenue, NATL-RE Insured)	5.40	08/15/2012	1,313,223

				2,701,806

Ohio: 2.48%
50,000	Buckeye OH Tobacco Settlement Financing Authority Series A-1 (Tobacco Revenue)	4.25	06/01/2011	50,114
4,000,000	Buckeye OH Tobacco Settlement Financing Authority Series A-1 (Tobacco Revenue)	5.00	06/01/2011	4,021,360
5,260,000	Garfield Heights OH (GO — Local, AGM Insured)	3.00	12/01/2016	5,233,384
4,120,000	Geauga County OH Sisters of Notre Dame Project (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	3.95	08/01/2016	4,120,000
1,805,000	Lake County OH Lake Hospital System Series C (Hospital Revenue)	4.00	08/15/2011	1,827,075
2,625,000	Lorain County OH Catholic Health Care Facility Series A (Hospital Revenue)	5.63	10/01/2016	2,731,864
5,500,000	Montgomery County OH Catholic Health Initiatives Series D2 (Hospital Revenue)±§	5.25	10/01/2038	6,031,905
1,625,000	Montgomery County OH Greater Moraine Beaver (Hospital Revenue)	4.00	05/01/2015	1,690,650
2,650,000	Montgomery County OH Refunding System Greater Moraine Beaver (Water & Sewer Revenue, AMBAC Insured)	5.38	11/15/2015	2,753,483
2,500,000	Ohio State Air Quality Development Authority (IDR)	5.70	02/01/2014	2,712,050
2,000,000	Ohio State Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue)±§	3.88	12/01/2038	2,016,200
2,900,000	Ohio State Air Quality Development Authority First Energy Series B (IDR)±§	3.00	10/01/2033	2,913,079
30,400,000	Ohio State Air Quality Development Authority Pollution Control Series A (IDR)±§	2.25	12/01/2023	29,954,640
1,750,000	Ohio State Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Hospital Revenue)	4.00	01/01/2013	1,834,473
1,000,000	Ohio State Higher Educational Facility Commission Hospital Cleveland Clinic Health Series A (Hospital Revenue)	5.00	01/01/2014	1,091,820
7,500,000	Ohio State Higher Educational Facility Commission Series B University Hospital Health System (Hospital Revenue)±§	3.75	01/15/2025	7,730,925
150,000	Ohio State Higher Educational Facility Commission University Hospital Health System Series A (Hospital Revenue)	4.00	01/15/2013	154,713
1,750,000	Ohio State Higher Educational Facility Commission University Hospital Health System Series A (Hospital Revenue)	5.00	01/15/2014	1,861,650
2,050,000	Ohio State Higher Educational Facility Commission University Hospital Health System Series C (Hospital Revenue)±§	4.88	01/15/2039	2,218,551

116 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Ohio (continued)
$7,700,000	Ohio State Solid Waste Republic Services Project (IDR)±§	4.25%	04/01/2033	$7,648,795
3,300,000	Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue)±§	2.63	07/01/2021	3,271,356

				91,868,087

Oklahoma: 1.66%
5,000,000	Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Miscellaneous Revenue)	4.00	06/01/2014	5,267,550
607,376	Comanche County OK Independent School District # 4 Geronimo (GO — Local)	6.25	08/15/2014	639,185
3,065,000	Kingfisher OK Public Schools Project (Miscellaneous Revenue)	4.50	09/01/2016	3,223,277
1,865,000	McClain County OK Economic Development Authority Educational Facilities Blanchard Public Schools Project (Miscellaneous Revenue)	4.25	09/01/2014	1,969,627
4,490,000	Muskogee OK Industrial Trust Educational Facilities Public Schools Project (Miscellaneous Revenue, AGM Insured)	4.25	09/01/2012	4,717,239
5,905,000	Oklahoma City OK Airport Trust Junior Lien Series B (Airport Revenue, ACA Insured)	5.75	07/01/2015	5,921,947
12,650,000	Oklahoma City OK Industrial & Cultural Facilities Series B (Hospital Revenue, NATL-RE Insured)±§(m)(n)(a)	0.84	06/01/2019	11,934,372
235,000	Oklahoma County OK Finance Authority Jones Public School Project (Miscellaneous Revenue)	4.00	09/01/2014	245,223
2,590,000	Oklahoma County OK Finance Authority Putnam City Public Schools Project (Miscellaneous Revenue)	4.00	03/01/2013	2,697,718
3,405,000	Oklahoma County OK Finance Authority Putnam City Public Schools Project (Miscellaneous Revenue)	4.00	03/01/2014	3,568,270
840,000	Oklahoma County OK Finance Authority Western Heights Public Schools Project (Miscellaneous Revenue)	3.25	09/01/2012	857,254
1,090,000	Oklahoma Development Finance Authority Lease Revenue Department of Human Services Community Office (Miscellaneous Revenue, AMBAC Insured)	5.25	02/01/2015	1,113,686
8,000,000	Oklahoma Development Finance Authority PCR Public Service Company Oklahoma Project (IDR)	5.25	06/01/2014	8,499,920
1,130,000	Okmulgee OK Municipal Utility System & Sales Tax Revenue Series A (Utilities Revenue)	2.00	12/01/2012	1,144,408
1,000,000	Okmulgee OK Municipal Utility System & Sales Tax Revenue Series A (Utilities Revenue)	2.25	12/01/2013	1,020,170
1,035,000	Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	3.00	06/01/2012	1,052,253
2,250,000	Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	3.00	06/01/2013	2,281,748
4,600,000	Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	06/01/2017	4,495,718
1,035,000	Woodward County OK PFA (Tax Revenue)	4.00	04/01/2014	1,080,012

				61,729,577

Oregon: 0.05%
1,000,000	Oregon State Facilities Authority Legacy Health System (Hospital Revenue)	5.00	03/15/2013	1,056,910
750,000	Oregon State Facilities Authority Legacy Health System (Hospital Revenue)	5.00	03/15/2014	802,508
15,000	Oregon State Housing & Community Services Department Series H (Housing Revenue)	5.13	01/01/2029	15,574
165,000	Oregon State Housing & Community Services Department Series J (Housing Revenue)	4.70	07/01/2030	166,249

				2,041,241

Other: 2.03%
44,675,000	FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A ±§	5.50	08/15/2051	48,400,002
24,000,000	FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A1±§(a)	5.50	08/15/2051	26,820,000

				75,220,002

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 117
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania: 10.24%
$1,775,000	Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	4.00%	01/01/2012	$1,805,370
1,410,000	Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	01/01/2013	1,462,396
700,000	Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2013	731,269
1,350,000	Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	01/01/2014	1,409,940
1,000,000	Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2014	1,053,060
1,000,000	Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.00	01/01/2015	1,041,880
29,405,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Hospital Revenue)±§	0.91	02/01/2021	25,333,878
1,475,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series B (Hospital Revenue)	5.00	06/15/2014	1,619,432
10,560,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Hospital Revenue)	5.00	05/15/2014	11,576,611
9,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Hospital Revenue)	5.00	05/15/2015	9,943,020
13,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Hospital Revenue)±§	1.39	05/15/2038	12,826,190
1,090,000	Allegheny County PA Hospital Development Authority West Pennsylvania Series A (Hospital Revenue)	5.00	11/15/2011	1,083,711
1,100,000	Allegheny County PA IDAG Duquesne Light PCR Series A (IDR, AMBAC Insured)±	4.35	12/01/2013	1,149,423
500,000	Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2012	521,665
4,070,000	Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.38	12/01/2013	4,239,393
6,370,000	Allegheny County PA Sanitation Authority (Water & Sewer Revenue, NATL-RE Insured)	5.38	12/01/2014	6,613,716
2,585,000	Allegheny County PA University of Pittsburgh Medical Center Series B (Hospital Revenue)	5.00	06/15/2014	2,838,123
5,100,000	Beaver County PA IDA PCR First Energy Series B (IDR)±§	3.00	10/01/2047	5,135,496
1,870,000	Chester County PA IDA Renaissance Academy Project Series A (Education Revenue)	5.63	10/01/2015	1,802,362
650,000	Cumberland County PA Municipal Authority Diakon Lutheran (GO — Local)	3.75	01/01/2013	652,236
2,310,000	Cumberland County PA Municipal Authority Diakon Lutheran (Continuing Care Retirement Community Revenue)	5.00	01/01/2015	2,399,813
3,315,000	Delaware County PA IDA Resource Recovery Facility Series A (IDR)	6.10	07/01/2013	3,314,768
3,800,000	Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	3,774,540
1,725,000	Gallery Certificate Trust Pennsylvania (Transportation Revenue, FSA Insured)	4.50	02/15/2013	1,729,330
8,880,000	Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±§	5.25	12/01/2033	8,943,936
13,500,000	Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	13,452,480
2,365,000	Luzerne County PA Series C (GO — Local, FSA Insured)	7.00	11/01/2018	2,785,331
2,000,000	Lycoming County PA Health System Susquehanna Health System Project A (Hospital Revenue)	5.00	07/01/2014	2,125,800
2,000,000	McKeesport PA Area School District (GO — Local, AMBAC Insured)^	3.72	10/01/2014	1,740,540
1,880,000	Montgomery County PA IDA (Hospital Revenue, FHA Insured)	5.00	02/01/2014	2,036,115
2,955,000	Montgomery County PA IDA (Hospital Revenue, FHA Insured)	5.00	08/01/2014	3,228,190
2,505,000	Montgomery County PA IDA (Hospital Revenue, FHA Insured)	5.00	08/01/2015	2,741,697
1,425,000	Northampton County PA General Purpose Hospital Authority Saint Lukes Hospital Project Series C (Hospital Revenue)±§	4.50	08/15/2032	1,439,036
7,500,000	Pennsylvania EDFA (IDR)±§	1.00	12/01/2030	7,500,075
4,250,000	Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (IDR)±	2.75	09/01/2013	4,212,643

118 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$405,000	Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13%	12/01/2015	$376,929
6,135,000	Pennsylvania EDFA Albert Einstein Healthcare Series A (Hospital Revenue)	5.00	10/15/2013	6,343,345
900,000	Pennsylvania EDFA Albert Einstein Healthcare Series A (Hospital Revenue)	5.25	10/15/2014	942,975
4,215,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	4,200,163
2,250,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2014	2,228,648
1,675,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2015	1,601,350
5,000,000	Pennsylvania EDFA Colver Project Series F Refunding (IDR, AMBAC Insured)	4.50	12/01/2011	5,024,800
11,785,000	Pennsylvania EDFA Main Line Health (Hospital Revenue)±§	0.74	10/01/2027	11,591,372
6,500,000	Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue)±§	2.63	12/01/2033	6,534,320
1,590,000	Pennsylvania State Finance Authority Community College Beaver County Project (Education Revenue, NATL-RE State Aid Withholdings Insured)	4.65	12/01/2013	1,594,659
4,855,000	Pennsylvania State HEFAR Foundation Indiana University PA Series A (Education Revenue, XLCA Insured)±§	0.64	07/01/2017	4,231,230
3,970,000	Pennsylvania State HEFAR University of Pittsburgh Medical Center Series E (Hospital Revenue)	5.00	05/15/2014	4,352,192
3,750,000	Pennsylvania State HEFAR University of Pittsburgh Medical Center Series E (Hospital Revenue)	5.00	05/15/2015	4,142,925
1,375,000	Pennsylvania State HEFAR University of The Arts (Education Revenue, Radian Insured)	5.50	03/15/2013	1,377,228
16,895,000	Pennsylvania State Higher Education (Education Revenue, Allied Irish Bank plc LOC)±§	3.15	07/01/2038	16,895,000
15,000,000	Pennsylvania State Turnpike Commission Series C (Transportation Revenue)±§	1.24	12/01/2013	15,009,300
20,000,000	Pennsylvania State Turnpike Commission Series C (Transportation Revenue)±§	1.39	12/01/2014	20,070,400
1,000,000	Philadelphia PA 16th Series (Utilities Revenue, AGM Insured)	5.50	07/01/2013	1,003,280
1,150,000	Philadelphia PA 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	08/01/2015	1,223,773
3,225,000	Philadelphia PA 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	3,452,266
1,000,000	Philadelphia PA 8th Series 1998 General Ordinance (Utilities Revenue)	5.00	08/01/2013	1,067,430
4,045,000	Philadelphia PA 8th Series General Ordinance (Utilities Revenue)	5.00	08/01/2014	4,362,209
8,000,000	Philadelphia PA Authority for Industrial Development Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	10/01/2012	8,399,120
4,675,000	Philadelphia PA Authority for Industrial Development Series A (Airport Revenue, NATL-RE & FGIC Insured)	5.50	07/01/2013	4,805,059
5,625,000	Philadelphia PA Authority for Industrial Development Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	10/01/2013	5,981,119
2,320,000	Philadelphia PA (GO — Local, CIFG Insured)	5.00	08/01/2014	2,511,261
2,000,000	Philadelphia PA Gas Works 18th Series (Utilities Revenue, CIFG Insured)	5.00	08/01/2014	2,156,840
2,000,000	Philadelphia PA Gas Works 1998 General Ordinance Series A (Utilities Revenue)	5.00	08/01/2015	2,158,040
780,000	Philadelphia PA Municipal Authority (Miscellaneous Revenue)	4.00	04/01/2012	796,903
1,290,000	Philadelphia PA Municipal Authority (Miscellaneous Revenue)	4.00	04/01/2013	1,328,894
1,365,000	Philadelphia PA Municipal Authority (Miscellaneous Revenue, AGM Insured)	5.25	05/15/2013	1,462,488
2,850,000	Philadelphia PA Municipal Authority (Miscellaneous Revenue, AGM Insured)	5.25	11/15/2015	3,052,635
2,265,000	Philadelphia PA Parking Authority (Transportation Revenue)	5.00	09/01/2012	2,378,409
10,105,000	Philadelphia PA School District Series A (GO — Local, AMBAC Insured)	5.00	08/01/2015	11,063,459
7,500,000	Philadelphia PA School District Series C (GO — Local, State Aid Withholding Insured)	5.00	09/01/2013	8,115,000
2,405,000	Philadelphia PA School District Series E (GO — Local, State Aid Withholding Insured)	5.00	09/01/2011	2,473,518
36,500,000	Philadelphia PA School District Tax & Revenue Antic Notes Series A (GO — Local)	2.50	06/30/2011	36,840,180
6,250,000	Pittsburgh PA Water & Sewer Authority Series C (Water & Sewer Revenue, AGM Insured)±§	2.63	09/01/2035	6,291,375
2,400,000	Schuylkill County PA IDA Pine Grove Landfill Incorporated (IDR)±§	4.25	10/01/2019	2,367,312
2,000,000	St Mary Hospital Authority PA Catholic Healthcare East Series B (Hospital Revenue)	5.00	11/15/2013	2,134,540
1,170,000	Westmoreland County PA (GO — Local, NATL-RE Insured)^	2.85	06/01/2013	1,092,066
1,380,000	Westmoreland County PA IDA Excela Health Project (Hospital Revenue)	4.00	07/01/2014	1,428,314
1,435,000	Westmoreland County PA IDA Excela Health Project (Hospital Revenue)	4.00	07/01/2015	1,479,715

				380,205,506

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 119
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico: 1.27%
$8,000,000	Puerto Rico Commonwealth (GO — Local)±§	2.04%	04/07/2011	$7,970,000
2,740,000	Puerto Rico Commonwealth (GO — State, FGIC Insured)	5.50	07/01/2011	2,799,047
4,120,000	Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2013	4,311,003
1,500,000	Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.00	07/01/2011	1,528,560
4,125,000	Puerto Rico Government Facilities Series M (GO — State, Commonwealth Guaranty Insured)	5.50	07/01/2011	4,208,696
4,625,000	Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	4,631,706
2,470,000	Puerto Rico Highway & Transportation Series W (Transportation Revenue)	5.50	07/01/2013	2,632,156
1,820,000	Puerto Rico Highway & Transportation Series X (Transportation Revenue)	5.50	07/01/2013	1,912,329
17,000,000	Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank of Puerto Rico LOC)±§	5.75	08/01/2027	17,309,400

				47,302,897

Rhode Island: 0.09%
1,830,000	Providence RI (GO — Local, AGM Insured)	4.00	01/15/2014	1,896,777
1,175,000	Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	05/15/2014	1,287,072

				3,183,849

South Carolina: 0.84%
2,860,000	Berkeley County SC Pollution Control Facilities Generating Company Project (IDR)	4.88	10/01/2014	3,019,588
1,350,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	18.96	01/01/2027	80,609
3,435,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	18.14	01/01/2028	193,631
18,250,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	13.76	01/01/2037	608,273
14,500,000	Connector 2000 Association Incorporated Capital Appreciation Series B (Transportation Revenue)^^	13.47	01/01/2038	455,300
65,000	Greenville County SC Donaldson Industrial Air Park Project A (IDR)	5.50	04/01/2011	64,509
500,000	Lexington County SC Health Services Incorporate (Hospital Revenue)	5.00	11/01/2014	542,790
1,000,000	Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12/01/2014	1,088,600
2,010,000	Orangeburg County SC Joint Government Action Authority (Tax Revenue, NATL-RE Insured)	5.00	04/01/2011	2,025,919
1,100,000	Orangeburg County SC Joint Government Action Authority (Hospital Revenue, NATL-RE Insured)	5.00	10/01/2013	1,151,766
1,860,000	Piedmont SC Municipal Power Agency SC Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	01/01/2016	2,172,406
1,500,000	Richland County SC Series A (IDR)	4.60	09/01/2012	1,537,200
1,520,000	South Carolina Jobs Economic Development Authority Anmed Health Project (Hospital Revenue)	5.00	02/01/2014	1,634,821
225,000	South Carolina Jobs Economic Development Authority Anmed Health Project (Hospital Revenue)	3.00	02/01/2015	226,384
1,145,000	South Carolina Jobs Economic Development Authority Anmed Health Project (Hospital Revenue)	5.00	02/01/2015	1,239,737
9,445,000	South Carolina Jobs Economic Development Authority Palmetto Health (Hospital Revenue)±§	1.09	08/01/2039	8,983,895
6,190,000	Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00	06/01/2018	6,201,823

				31,227,251

South Dakota: 0.11%
830,000	Lower Brule Sioux Tribe of South Dakota Series B (GO — Local)	5.15	05/01/2014	753,001
120,000	South Dakota EDFA Pooled Loan Program McEleeg SD Project-B (IDR)	4.38	04/01/2011	121,022

120 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
South Dakota (continued)
$1,855,000	South Dakota Housing Development Authority Series F (Housing Revenue)	5.25%	05/01/2028	$1,910,947
1,200,000	South Dakota State HEFA Sanford Health (Hospital Revenue)	4.00	11/01/2013	1,256,724

				4,041,694

Tennessee: 4.06%
1,850,000	Chattanooga-Hamilton County TN Hospital Authority (Hospital Revenue, AGM Insured)	5.00	10/01/2013	1,989,749
4,200,000	Chattanooga-Hamilton County TN Hospital Authority (Hospital Revenue, AGM Insured)	5.00	10/01/2013	4,517,268
1,650,000	Chattanooga-Hamilton County TN Hospital Authority (Hospital Revenue, AGM Insured)	5.00	10/01/2014	1,783,188
4,085,000	Chattanooga-Hamilton County TN Hospital Authority (Hospital Revenue, AGM Insured)	5.00	10/01/2014	4,414,741
2,785,000	Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12/15/2012	2,904,616
2,395,000	Elizabethton TN Health & Educational Facilities Board Hospital 1st Mortgage Series B (Pre Refunded Revenue, NATL-RE Insured)	6.25	07/01/2014	2,579,918
13,070,000	Elizabethton TN Health & Educational Facilities Board Hospital 1st Mortgage Series B (Pre Refunded Revenue)	8.00	07/01/2033	14,445,879
1,200,000	Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Pre Refunded Revenue, NATL-RE-IBC Insured)	7.75	07/01/2029	1,318,368
3,535,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Hospital Revenue)	3.00	07/01/2013	3,494,701
10,700,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Hospital Revenue)	7.50	07/01/2033	11,832,702
8,750,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States Series A MBIA (Pre Refunded Revenue, NATL-RE-IBC Insured)	7.50	07/01/2033	9,676,275
7,000,000	Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Hospital Revenue, NATL-RE Insured)	5.75	01/01/2012	7,266,420
1,135,000	Knox County TN Health Educational & Housing Facilities Board University Health System (Hospital Revenue)	4.13	04/01/2011	1,139,427
1,750,000	Lewisburg TN Industrial Development Board Waste Management Incorporated Project (IDR)±	2.50	07/01/2012	1,752,310
1,795,000	Memphis Shelby County TN Airport Authority Refunding Series B (Airport Revenue)	4.00	07/01/2014	1,881,070
825,000	Metropolitan Government Nashville & Davidson County TN County HEFA Meharry Medical College (Education Revenue, AMBAC Insured)	6.00	12/01/2012	854,576
12,700,000	Sevier County TN Public Building Authority Local Government Improvement Series K-1 (GO — Local)±§	1.68	06/01/2034	12,700,000
2,750,000	Shelby County TN Health Educational & Housing Facilities Series 2004A (Hospital Revenue)	5.00	09/01/2015	3,030,940
680,000	Sullivan County TN Health Educational & Housing Facilities Board Wellmont Health Systems (Hospital Revenue, Radian Insured)	5.00	09/01/2011	683,604
3,000,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	02/01/2013	3,148,020
4,185,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2013	4,430,450
9,210,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2014	9,780,836
23,790,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2015	25,015,661
7,130,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2016	7,360,156
12,135,000	Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2015	12,742,964

				150,743,839

Texas: 9.44%
3,155,000	Amarillo TX Health Facilities Corporation Evangelical (Continuing Care Retirement Community Revenue, Allied Irish Bank plc LOC)±§	3.75	11/01/2017	3,155,000
10,000,000	Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	10,002,900
165,000	Bexar County TX Health Facilities (Continuing Care Retirement Community Revenue)	5.00	07/01/2011	166,972

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 121
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$3,000,000	Brazos River TX Harbor Navigation District Brazoria County Dow Chemical Company Project Series A-1 (IDR)±§	6.25%	05/15/2033	$3,112,260
1,300,000	Brazos River TX Harbor Navigation District The Dow Chemical Company (IDR)	5.25	10/01/2011	1,306,994
500,000	Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	01/01/2017	533,900
3,000,000	Dallas Fort Worth TX International Airport Series B (Airport Revenue, NATL-RE Insured)	5.75	11/01/2018	3,009,510
1,220,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.00	10/01/2011	1,239,178
10,000	Garza County TX Public Facilities Corporation (Miscellaneous Revenue)	5.00	10/01/2012	10,297
2,380,000	Harris County TX Cultural Education Facilities Finance Corporation (Hospital Revenue)	2.75	06/01/2014	2,375,335
2,290,000	Harris County TX Cultural Education Facilities Finance Corporation (Hospital Revenue)	3.13	06/01/2015	2,293,527
3,000,000	Harris County TX Cultural Education Facilities Finance Corporation Methodist Hospital System Series B (Hospital Revenue)	5.25	12/01/2013	3,298,320
8,900,000	Harris County TX Cultural Education Facilities Finance Corporation YMCA Greater Houston Series B (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	4.00	06/01/2038	8,900,000
1,250,000	Harris County TX Health Facilities Development Corporation Memorial Hospital Systems Project Series A (Hospital Revenue, NATL-RE Insured)	6.00	06/01/2012	1,320,375
3,345,000	Harris County TX Sports Authority Capital Appreciation Junior Lien Series B (Tax Revenue, NATL-RE Insured)^	6.38	11/15/2011	3,166,678
5,940,000	Houston TX Airport System Sub Lien Series A (Airport Revenue, NATL-RE & FGIC Insured)	5.50	07/01/2017	5,949,148
4,000,000	Houston TX Airport System Sub Lien Series B (Airport Revenue, NATL-RE & FGIC Insured)	5.25	07/01/2015	4,007,480
1,534,000	Houston TX Beneficial Ownership Series 14 Puttable (Housing Revenue)	5.75	11/01/2034	1,536,485
3,000,000	Houston TX First Lien Series C (Water & Sewer Revenue, AMBAC Insured)±§	5.00	05/15/2034	3,046,020
2,500,000	Houston TX First Lien Series C1 (Water & Sewer Revenue, AMBAC Insured)±§	5.00	05/15/2034	2,539,500
2,930,000	Houston TX Hotel Occupancy Refunding Convention & Entertainment (Tax Revenue, AMBAC Insured)	5.38	09/01/2014	2,960,120
3,505,000	Houston TX Hotel Occupancy Tax & Supplement Series B (Tax Revenue, AMBAC Insured)	5.75	09/01/2015	3,558,031
740,000	Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA & FNMA Insured)	6.75	06/01/2033	764,982
5,080,000	Laredo TX Public Property Finance Contractual Obligation (GO — Local)	3.88	02/15/2018	5,119,827
240,000	Lewisville TX Refinancing & Capital Improvement Special Assessment (Tax Revenue, ACA Insured)	5.75	09/01/2012	244,903
3,260,000	Lower Colorado River Authority TX (Utilities Revenue, AMBAC Insured)	5.00	05/15/2017	3,316,007
1,510,000	Lower Colorado River Authority TX Unrefunded Balance 2010 Series A (Water & Sewer Revenue, AGM Insured)	5.88	05/15/2015	1,515,783
3,415,000	Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue)±§	3.05	07/01/2030	3,463,903
3,765,000	Matagorda County TX PCR AEP Texas Center Project Navigation District # 1 (IDR)±§	5.13	06/01/2030	3,816,355
5,000,000	Mission TX Economic Development Corporation Solid Waste Disposal Allied Waste Incorporated Project Series A (IDR)	5.20	04/01/2018	5,031,700
15,000,000	Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue)±§	0.95	01/01/2020	15,000,000
850,000	North Texas Health Facilities Development Corporation TX United Regional Health Care System (Hospital Revenue, AGM Insured)	5.00	09/01/2017	922,191
24,875,000	North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue)±§	0.69	07/01/2019	24,789,181
16,775,000	North Texas Tollway Authority First Tier Puttable Series L-2 (Transportation Revenue)±§	6.00	01/01/2038	18,135,788
2,000,000	North Texas Tollway Authority Series A (Transportation Revenue)	3.00	01/01/2012	2,034,080
12,110,000	Sabine River TX Authority PCR TXU Electric Company Project Series B (IDR)±§	5.75	05/01/2030	11,285,067
1,315,000	San Antonio TX Hotel Occupancy (Tax Revenue, NATL-RE & FGIC Insured)^	0.98	08/15/2011	1,306,979

122 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$1,000,000	Tarrant County TX Cultural Education Facilities (Continuing Care Retirement Community Revenue)	5.00%	05/15/2013	$1,023,350
36,310,000	Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Utilities Revenue)	5.63	12/15/2017	38,467,540
6,080,000	Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12/15/2015	6,317,789
600,000	Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)	5.00	12/15/2012	625,770
9,265,000	Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	0.90	09/15/2017	8,746,901
63,850,000	Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.81	09/15/2017	59,764,239
1,350,000	Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.75	12/15/2017	1,201,311
2,785,000	Texas Municipal Power Agency Unrefunded Balance (Utilities Revenue, AMBAC Insured)^	1.45	09/01/2012	2,717,798
8,000,000	Texas Municipal Power Agency Unrefunded Balance (Utilities Revenue, NATL-RE Insured)^	2.68	09/01/2015	7,056,560
300,000	Texas State Affordable Housing Corporation (Housing Revenue, GNMA FNMA Insured)	5.50	09/01/2038	307,470
60,000,000	Texas State PFA (Miscellaneous Revenue)	2.60	07/01/2020	60,060,600

				350,524,104

Utah: 0.04%
770,000	Utah State Charter School Finance Authority North Davis Preparatory (Education Revenue)	5.00	07/15/2015	770,293
670,000	Utah State Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	06/15/2017	653,464

				1,423,757

Virgin Islands: 0.68%
2,100,000	Virgin Islands PFA Matching Fund Loan Notes Diago Series A (Tax Revenue)	6.00	10/01/2014	2,201,283
645,000	Virgin Islands PFA Senior Lien Matching Fund Loan Notes Series A (Water & Sewer Revenue)	5.00	10/01/2014	694,439
2,500,000	Virgin Islands PFA Senior Lien Series B (Tax Revenue)	5.00	10/01/2013	2,669,950
500,000	Virgin Islands PFA Senior Lien Series B (Tax Revenue)	5.00	10/01/2014	538,325
4,000,000	Virgin Islands PFA Series C (Tax Revenue)	5.00	10/01/2016	4,289,800
3,250,000	Virgin Islands PFA Sub Lien Series C (Tax Revenue)	5.00	10/01/2013	3,459,430
2,250,000	Virgin Islands PFA Sub Lien Series C (Tax Revenue)	5.00	10/01/2014	2,415,150
465,000	Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	3.00	10/01/2011	468,911
465,000	Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Miscellaneous Revenue)	3.00	10/01/2012	471,477
605,000	Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10/01/2013	646,098
600,000	Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	4.00	10/01/2014	623,964
620,000	Virgin Islands PFA Sub Matching Fund Loan Notes Diago Series A (Tax Revenue)	5.00	10/01/2015	671,144
3,500,000	Virgin Islands Water & Power Authority Series A (Water & Sewer Revenue)	4.00	07/01/2013	3,637,340
2,500,000	Virgin Islands Water & Power Authority Series A (Water & Sewer Revenue)	4.00	07/01/2014	2,604,525

				25,391,836

Virginia: 0.70%
3,300,000	Chesterfield County VA IDA PCR Series A (IDR)±	5.88	06/01/2017	3,372,930
2,425,000	Chesterfield County VA IDA PCR Series B (IDR)±	5.88	06/01/2017	2,478,593
6,095,000	Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue)±§	2.50	03/01/2031	6,095,000
2,000,000	Louisa VA IDA Electric & Power Company Project Series A (Utilities Revenue)±§	5.38	11/01/2035	2,156,600
3,072,000	Marquis County VA IDA (Tax Revenue)	5.10	09/01/2013	2,793,093
360,000	Richmond VA Government Facilities Revenue Bonds (IDR, AMBAC Insured)	5.00	07/15/2013	385,549
3,670,000	Smyth County VA IDA Mountain States Health Alliance (Hospital Revenue)	5.00	07/01/2013	3,842,820
395,000	Virginia College Building Authority Regent University Project (Education Revenue)	4.50	06/01/2012	407,952
535,000	Virginia College Building Authority Regent University Project (Education Revenue)	5.00	06/01/2014	572,183

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 123
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Virginia (continued)
$750,000	Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90%	01/01/2013	$765,495
600,000	Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	3.90	07/01/2013	614,952
750,000	Virginia State Housing Development Authority Series A-5 (Housing Revenue, GO of Authority Insured)	4.20	07/01/2014	773,670
1,500,000	Virginia State Housing Development Authority Sub Series C (Housing Revenue)	4.25	07/01/2013	1,548,855

				25,807,692

Washington: 0.99%
5,000,000	Clark County WA School District # 114 (Miscellaneous Revenue, AGM Insured)	5.25	12/01/2012	5,433,850
1,070,000	King County WA Public Hospital District # 001 Series A (Hospital Revenue)	5.00	06/15/2013	1,117,208
1,520,000	King County WA Public Hospital District # 001 Series A (Hospital Revenue)	5.00	06/15/2014	1,598,386
500,000	Port Kalama WA Series B (Transportation Revenue)	5.25	12/01/2015	537,790
260,000	Port Moses Lake WA Series A (GO — Local, XLCA Insured)	4.25	12/01/2011	267,467
200,000	Port Moses Lake WA Series A (GO — Local, XLCA Insured)	4.25	12/01/2012	209,574
185,000	Port Moses Lake WA Series A (GO — Local, XLCA Insured)	4.25	12/01/2013	196,279
395,000	Quinault Indian Nation WA Quinault Beach Series A (Miscellaneous Revenue, ACA Insured)	5.80	12/01/2015	341,553
500,000	Skagit County WA Public Hospital District #1 (Hospital Revenue)	5.50	12/01/2013	525,755
495,000	Spokane WA Public Facilities District Series A (Tax Revenue, NATL-RE Insured)	5.00	12/01/2011	512,954
16,650,000	Tobacco Settlement Authority WA Asset-Backed Bonds (Tobacco Revenue)	6.50	06/01/2026	16,839,977
2,000,000	Washington State HCFR Series A (Hospital Revenue)	5.00	08/15/2012	2,101,260
1,250,000	Washington State HCFR Series A (Hospital Revenue)	5.00	08/15/2013	1,334,550
1,500,000	Washington State HCFR Series A (Hospital Revenue)	5.00	08/15/2014	1,618,950
710,000	Washington State HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2012	727,857
630,000	Washington State HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2013	647,325
790,000	Washington State HEFAR Whitworth University Project (Education Revenue)	4.00	10/01/2014	811,291
2,100,000	Washington State Housing Authority (Continuing Care Retirement Community Revenue)	5.10	01/01/2013	2,005,122

				36,827,148

West Virginia: 0.23%
545,000	Berkeley County WV Public Sewer Series A (Water & Sewer Revenue)	4.55	10/01/2014	562,249
200,000	Kanawha County WV Residential Mortgage (Pre Refunded Revenue, FGIC Insured)	7.38	09/01/2011	209,308
7,400,000	West Virginia Economic Development Authority PCR Series D (IDR)±§	4.85	05/01/2019	7,803,966

				8,575,523

Wisconsin: 1.64%
7,575,000	Badger WI Tobacco Asset Securitization Corporation Asset-Backed Bonds (Pre Refunded Revenue)	6.13	06/01/2027	7,991,398
2,130,000	Kenosha WI USD # 1 Series A (GO — Local)	4.00	04/01/2013	2,244,573
1,000,000	Kimberly WI Area School District Refunding (GO — Local, AGM Insured)	4.35	03/01/2013	1,029,580
6,000,000	Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Continuing Care Retirement Community Revenue)	5.00	06/01/2019	6,195,240
825,000	Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, AMBAC Insured)	5.88	11/01/2016	826,419
35,000	Wisconsin Housing & Economic Development Authority Series F (Housing Revenue)	5.20	07/01/2018	35,644
1,295,000	Wisconsin State HEFA (Hospital Revenue)	4.00	12/01/2013	1,357,484
6,000,000	Wisconsin State HEFA (Hospital Revenue)	5.00	07/15/2014	6,291,960
1,350,000	Wisconsin State HEFA (Hospital Revenue)	5.00	12/01/2014	1,457,177
1,310,000	Wisconsin State HEFA (Hospital Revenue)	4.00	12/01/2015	1,356,099
555,000	Wisconsin State HEFA Aurora Healthcare Incorporated Series A (Hospital Revenue)	5.00	04/15/2012	573,293
1,500,000	Wisconsin State HEFA Aurora Healthcare Incorporated Series A (Hospital Revenue)	5.00	04/15/2014	1,569,540
1,250,000	Wisconsin State HEFA Froedtert & Community Healthcare (Hospital Revenue)	4.00	04/01/2014	1,321,175

124 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
SHORT-TERM MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wisconsin (continued)
$6,645,000	Wisconsin State HEFA Marquette University (Education Revenue, NATL-RE Insured)	5.25%	06/01/2013	$6,664,204
1,000,000	Wisconsin State HEFA Ministry Healthcare Series A (Hospital Revenue)	4.00	08/15/2014	1,043,950
1,750,000	Wisconsin State HEFA Ministry Healthcare Series A (Hospital Revenue)	5.00	08/15/2015	1,902,950
1,060,000	Wisconsin State HEFA ThedaCare Incorporated (Hospital Revenue)	5.00	12/15/2014	1,151,616
1,730,000	Wisconsin State HEFA ThedaCare Incorporated Series A (Hospital Revenue)	5.00	12/15/2014	1,876,012
3,405,000	Wisconsin State HEFA ThedaCare Incorporated Series B (Hospital Revenue)	4.00	12/15/2014	3,565,546
860,000	Wisconsin State HEFA Wheaton Healthcare Series B (Hospital Revenue)	5.00	08/15/2012	891,201
10,750,000	Wisconsin State HEFA Wheaton Healthcare Series B (Hospital Revenue)±§	4.75	08/15/2025	11,351,033

				60,696,094

Wyoming: 0.03%
1,000,000	Lincoln County WY Environmental Corporation (IDR)±§	4.13	11/01/2025	1,026,841

Total Municipal Bonds and Notes (Cost $3,665,440,288)				3,679,472,893

Shares		Yield
Short-Term Investments: 0.74%

Investment Companies: 0.74%
27,564,719	Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.18		27,564,719

Total Short-Term Investments (Cost $27,564,719)				27,564,719

Total Investments in Securities (Cost $3,693,005,007)*	99.89%	3,707,037,612

Other Assets and Liabilities, Net	0.11	4,148,769

Total Net Assets	100.00%	$3,711,186,381

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	This security is currently in default with regard to scheduled interest and/or principal payments.

(i)	Illiquid security.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

^	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,693,202,504 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,713,106
Gross unrealized depreciation	(23,877,998)

Net unrealized appreciation	$13,835,108
The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 125
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 96.26%

Alabama: 3.20%
$1,100,000	Alabama 21st Century Authority (Tobacco Revenue)	5.50%	12/01/2011	$1,120,009
2,900,000	Alabama Health Care Authority for Baptist Health (Hospital Revenue, GO of Authority Insured)±§	6.13	11/15/2036	3,012,839
10,675,000	Alabama Health Care Authority for Baptist Health (Hospital Revenue, AGM Insured)±§	1.00	11/15/2037	10,675,000
3,000,000	Chatom AL Industrial Development Board Alabama Electric Series A Remarketing (Utilities Revenue)±§	1.20	08/01/2037	2,999,880
50,000,000	Chatom AL Industrial Development Board Power South Energy Cooperative Projects Series A (Utilities Revenue)±§	0.83	11/15/2038	49,966,000
5,845,000	Chatom AL Industrial Development Board Solid Refunding Power South Energy Series B (Solid Waste Revenue)	4.00	08/01/2013	6,108,610
2,380,000	County of Jefferson AL Series B-8 (Water & Sewer Revenue, AGM Insured)	5.25	02/01/2012	2,331,519
3,550,000	Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.75	10/01/2012	3,561,573
5,030,000	Huntsville AL Solid Waste Disposal Authority (Resource Recovery Revenue, NATL-RE Insured)	5.50	10/01/2014	5,041,267
2,225,000	Huntsville Madison County AL Airport Authority (Airport Revenue, AGM Insured)	5.00	07/01/2011	2,263,092
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile AL Series A (Hospital Revenue)	5.00	02/01/2012	515,990
1,000,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile AL Series A (Hospital Revenue)	5.00	02/01/2013	1,051,380
50,000,000	Lower Alabama Gas District Supply Revenue Series A (Utilities Revenue)±§	1.75	11/01/2027	50,000,000
775,000	Mobile AL Industrial Development Board PCR Alabama Power Company Barry Series B (IDR)±§	4.88	06/01/2034	823,957
500,000	Montgomery AL Medical Clinic Board Jackson Hospital & Clinic (Hospital Revenue)	5.00	03/01/2011	501,930
1,960,000	Orange Beach AL Refunding (GO — Local, AGM Insured)	3.00	10/01/2011	1,989,753
75,000,000	Southeast Alabama Gas District Alabama Supply Project Series 2007-A (Utilities Revenue)±§	0.55	08/01/2027	75,000,000

				216,962,799

Alaska: 0.17%
9,000,000	Alaska Energy Authority Utilities Revenue Linked Bears & Bulls (GO — State, FSA Insured)	6.60	07/01/2015	9,793,170
1,000,000	Alaska State Housing Finance Corporation Series B (Housing Revenue)±§	0.38	12/01/2041	1,000,000
1,000,000	Alaska Student Loan Corporation Series A-3 (Education Revenue)	5.00	06/01/2011	1,015,140

				11,808,310

Arizona: 3.21%
9,000,000	Arizona Health Facilities Authority Phoenix Catholic Healthcare West Series E (Hospital Revenue)±§	5.00	07/01/2029	9,356,940
64,410,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Hospital Revenue)±§	1.34	02/01/2042	58,810,839
43,300,000	Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Hospital Revenue)±§	1.19	02/01/2042	39,776,679
2,275,000	Arizona School Facilities Board State School Trust Series A (Tax Revenue, AMBAC Insured)	5.25	07/01/2011	2,319,636
37,650,000	Arizona Sports & Tourism Authority (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	3.50	07/01/2036	37,650,000
8,500,000	Coconino County AZ Pollution Control Corporation (IDR)±§	3.63	10/01/2029	8,496,855
4,210,000	Maricopa County AZ IDA Catholic Health Care West Series A (Hospital Revenue, NATL-RE Insured)	5.75	07/01/2011	4,223,683
5,400,000	Maricopa County AZ IDA Catholic Health Care West Series B (Hospital Revenue)±§	5.00	07/01/2025	5,629,554
1,000,000	Maricopa County AZ Stadium Refunding (Miscellaneous Revenue, AMBAC Insured)	5.25	06/01/2011	1,017,740
5,000,000	Mohave County AZ IDA Mohave Prison LLC Expansion Project (Tax Revenue)	6.75	05/01/2012	5,182,500
2,250,000	Navajo County AZ Pollution Control Corporation (IDR)±§	5.00	06/01/2034	2,313,585
42,825,000	Scottsdale AZ IDA (Hospital Revenue, AGM Insured)±§	1.25	09/01/2045	42,825,000

				217,603,011

126 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Arkansas: 0.04%
$480,000	City of Springdale AR (Tax Revenue, AGM Insured)	4.00%	07/01/2027	$465,024
520,000	County of Baxter AR (Hospital Revenue)	3.00	09/01/2011	523,806
1,555,000	County of Baxter AR (Hospital Revenue)	3.00	09/01/2012	1,574,780

				2,563,610

California: 11.37%
5,638,000	Austin CA Trust Series 2008-1182 (Housing Revenue)±§	2.10	02/01/2042	5,638,000
101,200,000	California CDA Azusa Pacific University Project Series 2007 (Education Revenue, Allied Irish Bank plc LOC)±§	3.50	04/01/2039	101,200,000
4,000,000	California Educational Facilities Authority (Education Revenue, Allied Irish Bank plc LOC)±§	3.25	05/01/2030	4,000,000
13,890,000	California Educational Facilities Authority (Education Revenue, Allied Irish Bank plc LOC)±§	3.25	05/01/2033	13,890,000
3,400,000	California HFA Home Mortgage Series E (Housing Revenue, FGIC Insured)	5.00	02/01/2014	3,449,844
27,125,000	California HFFA California Presbyterian Homes (Continuing Care Retirement Community Revenue, Allied Irish Bank plc LOC)±§	3.75	07/01/2034	27,125,000
3,000,000	California HFFA Catholic Healthcare West Series G (Hospital Revenue)±§	5.00	07/01/2028	3,130,320
1,630,000	California HFFA Catholic Healthcare West Series H Unrefunded Balance (Hospital Revenue)±§	4.45	07/01/2026	1,661,117
2,000,000	California HFFA Cedars-Sinai Medical Center (Hospital Revenue)	5.00	08/15/2011	2,042,400
6,500,000	California HFFA San Diego Hospital Series A (Hospital Revenue, NATL-RE Insured)±§(m)(n)(a)	0.59	07/15/2018	6,011,211
25,520,000	California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue, Allied Irish Bank plc LOC)±§	4.10	08/01/2037	25,520,000
9,180,000	California Infrastructure & Economic Development Bank Floaters PT 3701 (Transportation Revenue, AMBAC Insured)±§	0.47	07/01/2036	9,180,000
55,775,000	California Infrastructure & Economic Development Bank Orange County Performing Series C (Tax Revenue, Allied Irish Bank plc LOC)±§	0.28	07/01/2034	55,775,000
13,000,000	California Infrastructure & Economic Development Bank Pacific Gas & Electric Series E (IDR)±§	2.25	11/01/2026	13,030,030
2,000,000	California Municipal Finance Authority (Education Revenue, Allied Irish Bank plc LOC)±§	4.25	09/01/2036	2,000,000
33,850,000	California Municipal Finance Authority Republic Services Remarketing (Resource Recovery Revenue)±§	1.75	09/01/2021	33,850,339
5,000,000	California Municipal Finance Authority Waste Management Incorporated Project Series A (IDR)±§	1.63	02/01/2019	4,999,450
6,000,000	California PCFA Waste Management Incorporated Project Series A (IDR)±§	5.00	11/01/2038	6,215,640
2,500,000	California PCFA Waste Management Incorporated Project Series A1 (IDR)±§	4.70	04/01/2025	2,546,700
30,000,000	California PCFA (Resource Recovery Revenue)±§	1.00	08/01/2023	29,997,600
5,000,000	California PCFA (IDR)±§	1.50	03/01/2041	5,000,000
5,000,000	California PCFA Series B (Resource Recovery Revenue)±§	0.75	08/01/2024	5,000,000
42,500,000	California State (GO — State)	3.00	06/28/2011	42,820,025
18,775,000	California State Floaters DCL-049 (GO — State, FSA Insured)±§	0.47	08/01/2032	18,775,000
4,885,000	California State Floaters PT-2266 (GO — State, AMBAC Insured)±§	0.47	04/01/2017	4,885,000
5,270,000	California State Floaters PT-2272 (GO — State, FSA Insured)±§	0.47	02/01/2015	5,270,000
4,385,000	California State Floaters PT-2831 (GO — State, AMBAC Insured)±§	0.47	02/01/2028	4,385,000
1,000,000	California State Public Works Board Department of Mental Health Series A (Miscellaneous Revenue)	5.00	06/01/2011	1,012,170
1,000,000	California Statewide CDA (Housing Revenue, FHLMC Insured)	1.88	12/01/2012	1,000,490
6,480,000	California Statewide CDA Archer School for Girls Incorporated (Education Revenue, Allied Irish Bank plc LOC)±§	4.25	05/01/2035	6,480,000
1,250,000	California Statewide CDA Disposal Republic Services Series A (IDR)	4.95	12/01/2012	1,280,200
8,700,000	California Statewide CDA Health Facilities Catholic Series E (Hospital Revenue, AGM Insured)±§	0.71	07/01/2040	8,700,000

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 127
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$250,000	California Transportation Financing Authority (Transportation Revenue, AGM Insured)±§	0.39%	10/01/2027	$250,000
4,000,000	Dublin CA USD (GO — Local)	2.00	08/31/2011	4,026,520
20,500,000	Golden Empire Schools Financing Authority (Miscellaneous Revenue)	4.00	05/01/2012	21,257,885
27,965,000	Irwindale CA CDA Floaters PT-3542 (Tax Revenue, FSA Insured)±§	0.47	07/15/2026	27,965,000
6,305,000	Long Beach CA Bond Finance Authority Series A (Utilities Revenue)	5.00	11/15/2013	6,622,520
2,340,000	Long Beach CA Bond Finance Authority Series A (Utilities Revenue)	5.00	11/15/2014	2,476,235
5,800,000	Long Beach CA Community College District Bond Anticipation Notes Series A (GO — Local)	9.85	01/15/2013	6,712,572
455,000	Long Beach CA Series B (Airport Revenue)	3.00	06/01/2011	457,612
10,000,000	Los Angeles County CA Schools Pooled Financing Program COP Series E-2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	03/31/2011	10,023,100
10,000,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.64	07/01/2013	9,581,900
5,225,000	Northern California Gas Authority # 1 LIBOR (Utilities Revenue)±§	0.79	07/01/2017	4,504,682
1,350,000	Oakland CA RDA (Tax Revenue, NATL-RE & FGIC Insured)	5.00	09/01/2011	1,376,082
6,150,000	Orange County CA Local Transportation Authority Linked SAVRS & RIBS (Tax Revenue)	6.20	02/14/2011	6,174,785
1,370,000	Orange County CA Local Transportation Authority Linked SAVRS & RIBS (Tax Revenue, AMBAC-TCRS Insured)	6.20	02/14/2011	1,375,521
29,750,000	Palomar Pomerado CA Health Care District COP Series A (Hospital Revenue, AGM Insured)±§	1.65	11/01/2036	29,750,000
23,700,000	Palomar Pomerado CA Health Care District COP Series B (Hospital Revenue, AGM Insured)±§	1.65	11/01/2036	23,700,000
10,825,000	Palomar Pomerado CA Health Care District COP Series C (Hospital Revenue, AGM Insured)±§	1.65	11/01/2036	10,825,000
8,965,000	Pittsburg CA Public Finance Authority Water RRB Series 2008 (Water & Sewer Revenue, Allied Irish Bank plc LOC)±§	4.00	06/01/2035	8,965,000
8,240,000	Port of Oakland CA Series K Unrefunded (Transportation Revenue, NATL-RE & FGIC Insured)	5.75	11/01/2013	8,263,649
2,590,000	Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.00	08/15/2011	2,597,537
2,980,000	Poway CA Community Facilities District # 88-1 Parkway Business (Tax Revenue)	3.25	08/15/2012	2,994,840
8,885,000	Puttable Floating Option Tax-Exempt Receipts 4011 (Miscellaneous Revenue, FGIC Insured)±§	0.47	12/01/2023	8,885,000
9,610,000	Puttable Floating Option Tax-Exempt Receipts 4043 (GO — Local, FSA GO of District Insured)±§	0.47	10/15/2023	9,610,000
9,790,000	Puttable Floating Option Tax-Exempt Receipts 4166 (GO — Local, Dexia Credit Local LOC)±§	0.47	03/01/2016	9,790,000
27,550,000	Puttable Floating Option Tax-Exempt Receipts 4211 (GO — Local)±§	0.47	02/01/2025	27,550,000
10,635,000	Puttable Floating Option Tax-Exempt Receipts 4369 (GO — Local, FSA Insured)±§	0.47	08/01/2032	10,635,000
1,150,000	Riverside County CA Transportation Commission Limited Tax Series B (Tax Revenue)±§	0.36	06/01/2029	1,150,000
1,215,000	Roseville CA Natural Gas Finance Authority (Utilities Revenue)	5.00	02/15/2012	1,252,823
8,630,000	Sacramento County CA SFMR Floaters 2327 (Housing Revenue, FNMA & GNMA Insured)±§	0.50	10/01/2023	8,630,000
1,000,000	San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	02/15/2012	1,035,230
4,110,000	San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	02/15/2013	4,320,021
1,650,000	San Diego County CA COP (Miscellaneous Revenue, AMBAC Insured)	5.63	09/01/2012	1,720,587
9,220,000	State of California (GO — State)	4.15	12/01/2012	9,632,134
3,000,000	Sulphur Springs CA USD (GO — Local, NATL-RE Insured)^	1.48	09/01/2011	2,970,270
6,075,000	Tulare Portervile CA Schools Various 2002 Refinancing (Miscellaneous Revenue, AGM Insured)±§	0.45	05/01/2019	6,075,000
7,250,000	Turlock CA Irrigation District Senior Notes (Utilities Revenue)	0.75	08/12/2011	7,250,073
1,730,000	Washington Township CA Health Care District 2004 Election Series A (GO - Local)	6.00	08/01/2012	1,851,757
315,000	Washington Township CA Health Care District Series A (Hospital Revenue)	4.50	07/01/2011	318,613
285,000	Washington Township CA Health Care District Series A (Hospital Revenue)	4.50	07/01/2012	293,724

128 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)

ULTRA SHORT—TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$290,000	Washington Township CA Health Care District Series A (Hospital Revenue)	4.50%	07/01/2013	$301,255
305,000	Washington Township CA Health Care District Series A (Hospital Revenue)	5.00	07/01/2014	323,459
1,500,000	William S. Hart CA USD Bond Anticipation Notes (GO — Local)	3.00	12/01/2011	1,509,090
1,000,000	William S. Hart CA USD Bond Anticipation Notes (GO — Local)	4.00	12/01/2011	1,015,070
8,550,000	William S. Hart CA USD Bond Anticipation Notes (GO — Local)	5.00	12/01/2011	8,755,884

				770,645,966

Colorado: 1.59%
60,977	Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11/01/2019	61,527
9,615,000	Arkansas River Power Authority CO Floaters PT-3550 (Utilities Revenue, XLCA Insured)±§	0.48	10/01/2026	9,615,000
6,000,000	Colorado ECFA Northwestern College Series A (Education Revenue, Marshall & Ilsley Bank LOC)±§	2.48	08/01/2038	6,000,000
3,000,000	Colorado Educational & Cultural Facilities Adjusted Valor Christian School Project (IDR, Sovereign Bank LOC)±§	0.80	11/01/2038	3,000,000
1,000,000	Colorado Health Facilities Authority Covenant Retirement Communities Incorporated (Continuing Care Retirement Community Revenue)	5.00	12/01/2011	1,019,480
1,555,000	Colorado Health Facilities Authority Longmont United Hospital Series B (Hospital Revenue, Radian Insured)	5.25	12/01/2011	1,588,059
7,330,000	Denver CO City & County (Airport Revenue, NATL-RE Insured)±§	0.55	11/15/2012	7,330,000
1,370,000	Denver CO City & County Rental Car Project Series A (Miscellaneous Revenue, NATL-RE Insured)	6.00	01/01/2011	1,370,000
9,930,000	Denver CO City & County Series A (Airport Revenue, AMBAC Insured)	6.00	11/15/2013	9,961,875
2,950,000	Denver CO City & County Subseries F2 (Airport Revenue, AGM Insured)±§	0.58	11/15/2025	2,950,000
8,235,000	E-470 Public Highway Authority CO Series B (Transportation Revenue, NATL-RE Insured)^	3.42	09/01/2011	8,049,301
115,000	E-470 Public Highway Authority CO Series B2 (Transportation Revenue, NATL-RE Insured)±§	5.00	09/01/2039	117,497
6,805,000	University of Colorado Enterprise Systems RRB Series 2007-A (Education Revenue, NATL-RE Insured)±§	0.48	06/01/2026	6,805,000
50,000,000	University of Colorado Hospital Authority Series B (Hospital Revenue)±§	1.09	11/15/2035	50,000,000

				107,867,739

Connecticut: 0.33%

22,600,000	Connecticut State Development Authority Connecticut Light & Power Series A (Utilities Revenue)±§	1.40	05/01/2031	22,599,548

Delaware: 0.31%
7,000,000	Delaware State Economic Development Authority (Utilities Revenue)±§	1.80	07/01/2025	6,994,680
2,250,000	Delaware State Economic Development Authority (IDR, AMBAC Insured)±§	4.90	05/01/2026	2,262,150
8,240,000	Delaware State Economic Development Authority (Utilities Revenue)±§	2.30	07/01/2028	8,234,562
3,445,000	Wilmington DE Salesianum School Project (Education Revenue, Allied Irish Bank plc LOC)±§	3.95	07/01/2031	3,445,620

				20,937,012

District of Columbia: 1.09%
12,000,000	District of Columbia American College Cardiology (Education Revenue, SunTrust Bank LOC)±§	0.98	06/01/2040	12,000,000
6,000,000	District of Columbia Bond Anticipation Notes Pilot Arthur (Tax Revenue)	4.00	12/01/2012	6,225,360
8,500,000	District of Columbia Georgetown Day School Issues (Education Revenue, SunTrust Bank LOC)±§	0.98	07/01/2040	8,500,000
6,750,000	District of Columbia Income Tax Series C (Tax Revenue)±§	0.52	12/01/2011	6,751,350
18,200,000	District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.98	11/01/2042	18,200,000
22,000,000	District of Columbia Sitwell Friends School (Education Revenue, SunTrust Bank LOC)±§	0.98	04/01/2035	22,000,000

				73,676,710

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 129

ULTRA SHORT—TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida: 8.78%
$1,000,000	Alachua County FL Health Facilities Authority (Continuing Care Retirement Community Revenue)	3.00%	12/01/2011	$1,009,480
500,000	Alachua County FL Health Facilities Authority Shands Healthcare Series B (Hospital Revenue)	3.00	12/01/2012	506,005
4,340,000	Alachua County FL Health Facilities Authority Shands Healthcare Series B (Hospital Revenue)	5.00	12/01/2013	4,598,794
2,000,000	Arcadia FL Housing Authority Arcadia Oaks Association Limited Project (Housing Revenue)	4.25	01/01/2012	2,002,540
1,525,000	Broward County FL Passenger Financial Convention Lien Series H-1 (Airport Revenue, AMBAC Insured)	5.25	10/01/2011	1,530,399
3,100,000	Broward County FL Series C (Airport Revenue, NATL-RE Insured)	5.38	09/01/2011	3,111,160
5,665,000	Broward County FL Series C (Airport Revenue, NATL-RE Insured)	5.38	09/01/2012	5,682,052
4,700,000	Broward County FL Series E (Airport Revenue, NATL-RE Insured)	5.25	10/01/2011	4,716,638
1,300,000	Broward County FL Series E (Airport Revenue, NATL-RE Insured)	5.25	10/01/2012	1,303,874
16,455,000	Cape Coral FL Bond Anticipation Notes (Water & Sewer Revenue)	6.00	10/01/2011	17,004,103
2,180,000	Citrus County FL COP Series B (Miscellaneous Revenue, AGM Insured)	4.00	04/01/2012	2,251,548
1,260,000	City of Miami FL Homeland Defense/Neighborhood Capital Improvement Projects (Miscellaneous Revenue)	3.00	01/01/2011	1,260,000
10,500,000	Escambia County FL Solid Waste Disposal System Gulf Power Company Project First Series (IDR)±§	2.00	04/01/2039	10,547,670
9,435,000	Florida Housing Finance Corporation (Housing Revenue)(i)	3.25	12/15/2012	9,437,547
1,105,000	Florida Rural Utility Financing Commission Public Construction Projects (Water & Sewer Revenue)	3.25	11/01/2011	1,109,199
1,135,000	Florida Rural Utility Financing Commission Public Construction Projects (Water & Sewer Revenue)	3.50	11/01/2011	1,139,744
1,390,000	Florida Rural Utility Financing Commission Public Construction Projects (Water & Sewer Revenue)	4.00	11/01/2011	1,398,729
3,095,000	Florida State Board of Education Series A (Tax Revenue)	5.00	07/01/2012	3,281,783
5,350,000	Florida State Board of Education Series C (Tax Revenue)	3.00	07/01/2012	5,513,871
1,215,000	Florida State Board of Education Series C (Tax Revenue)	5.00	07/01/2012	1,288,325
2,335,000	Florida State Department of Corrections COP Ikeechobee Correctional (Miscellaneous Revenue, AMBAC Insured)	5.00	03/01/2011	2,349,244
2,000,000	Fort Pierce FL RDA (Miscellaneous Revenue, U.S. Bank NA LOC)±§	0.37	05/01/2031	2,000,000
20,975,000	Gulf Breeze FL City Hall Series FG&H (Pre Refunded Revenue)±§	3.00	12/01/2020	20,954,445
1,330,000	Gulf Breeze FL Miami Beach Local Government Series E (Miscellaneous Revenue, FGIC Insured)±	5.00	12/01/2020	1,342,688
2,805,000	Highlands County FL HFA Adventist Health Sunbelt Series E (Hospital Revenue)	3.00	11/15/2011	2,859,024
1,395,000	Highlands County FL HFA Adventist Health Sunbelt Series E (Hospital Revenue)	4.50	11/15/2012	1,472,702
2,045,000	Hillsborough County FL School Board COP Master Lease Program Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	07/01/2012	2,175,369
1,200,000	Jacksonville FL (Tax Revenue, AMBAC Insured)	5.50	10/01/2014	1,236,504
27,600,000	Jacksonville FL Series Cap Project Revenue B (Utilities Revenue, SunTrust Bank LOC)±§	0.98	10/01/2034	27,600,000
2,990,000	Key West FL Utility Board (Utilities Revenue, AMBAC Insured)	6.00	10/01/2011	3,104,936
35,000,000	Lakeland FL Energy System Revenue (Utilities Revenue)±§	1.09	10/01/2012	35,000,000
10,975,000	Lakeland FL Energy System Revenue (Utilities Revenue)±§	1.44	10/01/2014	10,976,646
500,000	Lee County FL Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2012	527,555
4,140,000	Lee County FL Refunding Series A (Airport Revenue, AGM Insured)	5.00	10/01/2013	4,440,316
5,850,000	Lee County FL Solid Waste System Revenue (Resource Recovery Revenue, NATL-RE Insured)	5.50	10/01/2011	6,005,669
1,000,000	Lee County FL Solid Waste System Series R (Resource Recovery Revenue, AMBAC Insured)	5.00	10/01/2011	1,021,020
21,500,000	Leesburg FL Leesburg Regional Series A (Hospital Revenue, Regions Bank LOC)±§	3.25	07/01/2031	21,500,000
835,000	Marion County FL IDA Waste 2 Water Incorporated Project (IDR, SunTrust Bank LOC)±§	1.23	10/01/2026	835,000
2,000,000	Miami Dade County FL Expressway Authority (Transportation Revenue, AGM Insured)±§	0.41	07/01/2018	2,000,000

130 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$6,250,000	Miami Dade County FL Health Facilities Authority Miami Children’s Series A (Hospital Revenue, NATL-RE Insured)±§	4.13%	08/01/2046	$6,332,688
605,000	Miami Dade County FL HFA Siesta Pointe Apartments Series A (Housing Revenue, AGM Insured)	5.50	09/01/2012	606,428
19,075,000	Miami Dade County FL IDA Dolphins Stadium Project Series A (IDR)±§	3.24	07/01/2032	19,075,000
19,075,000	Miami Dade County FL IDA Dolphins Stadium Project Series B (IDR)±§	3.24	07/01/2032	19,075,000
6,850,000	Miami Dade County FL IDA Series C (IDR)±§	3.24	07/01/2032	6,850,000
2,800,000	Miami Dade County FL IDA Waste Management Incorporated Florida Project (IDR)±§	5.40	08/01/2023	2,835,644
3,500,000	Miami Dade County FL Industrial Development (Solid Waste Revenue)±§	1.25	09/01/2027	3,498,635
4,005,000	Miami Dade County FL School Board COP Series B (Miscellaneous Revenue, NATL-RE Insured)±§	5.50	05/01/2030	4,053,501
2,770,000	Miami Dade County FL School Board COP Series B (Miscellaneous Revenue, NATL-RE Insured)±§	5.00	05/01/2031	2,802,354
14,476,552	Miami Dade County FL School board Master Equipment Lease 1 (GO — Local)(i)	3.59	03/03/2016	14,837,163
3,350,000	Miami Dade County FL School Board Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	05/01/2011	3,392,378
1,385,000	North Miami FL Johnston & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2011	1,395,581
1,455,000	North Miami FL Johnston & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2012	1,505,372
6,690,000	Okeechobee County FL Disposal Waste Management Landfill A (IDR)±§	2.63	07/01/2039	6,631,931
5,855,000	Orange County FL Health Facilities Authority School Services Incorporated Project (Continuing Care Retirement Community Revenue, SunTrust Bank LOC)±§	0.98	12/01/2023	5,855,000
12,860,000	Orange County FL Independent Blood & Tissue Services (IDR, SunTrust Bank LOC)±§	0.98	10/01/2027	12,860,000
2,000,000	Orange County FL School Board Certificates Various Series B (Miscellaneous Revenue, AGM Insured)±§	0.32	08/01/2032	2,000,000
15,995,000	Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC)±§	0.76	07/01/2040	15,995,000
33,655,000	Palm Beach County FL School Board Series B (Miscellaneous Revenue, FGIC Insured)±§	5.00	08/01/2025	34,433,440
6,105,000	Palm Beach County FL South Florida Blood Banks Project (IDR, SunTrust Bank LOC)±§	0.98	12/01/2022	6,105,000
24,086,148	Palm Beach County FL Public Improvement COP (GO — Local)	3.04	02/01/2014	24,264,867
900,000	Pinellas County FL Family Resources Incorporated Project (IDR, SunTrust Bank LOC)±§	1.03	07/01/2024	900,000
5,640,000	Pinellas County FL YMCA Suncoast Incorporated Project (IDR, SunTrust Bank LOC)±§	0.98	05/01/2027	5,640,000
25,000,000	Polk County FL IDA (IDR)±§	1.50	12/01/2030	24,997,500
20,000,000	Puttable Floating Option Tax-Exempt Receipts 4615 (GO — Local)±§	0.48	08/01/2029	20,000,000
43,560,000	Puttable Floating Option Tax-Exempt Receipts 4638 (Miscellaneous Revenue)±§	0.48	07/01/2036	43,560,000
900,000	South Lake County FL Hospital District South Lake Hospital Incorporated (Hospital Revenue)	4.00	10/01/2013	929,331
455,000	South Lake County FL South Lake Hospital Incorporated (Hospital Revenue)	4.00	10/01/2012	468,614
965,000	South Lake County FL South Lake Hospital Incorporated (Hospital Revenue)	5.50	10/01/2013	992,290
21,200,000	St. Johns County FL Flagler Hospital Incorporated Series B (Hospital Revenue, NATL-RE Insured)±§	0.98	12/15/2026	21,200,000
19,360,000	St. Johns County FL IDA Flagler Hospital Incorporated Series A (Hospital Revenue, NATL-RE Insured)±§	0.98	12/15/2026	19,360,000
2,855,000	University Athletic Association Incorporated (Education Revenue, SunTrust Bank LOC)±§	3.75	10/01/2027	2,910,130
2,500,000	University Athletic Association Incorporated (Education Revenue, SunTrust Bank LOC)±§	3.80	10/01/2031	2,549,200
17,615,000	University of South Florida College of Medicine Health Facilities Lease Program Series A-1 (Education Revenue, SunTrust Bank LOC)±§	0.98	07/01/2036	17,615,000
11,530,000	University of South Florida Financing Corporation Florida COP College of Medicine Health Series A-2 (Education Revenue, SunTrust Bank LOC)±§	0.58	07/01/2036	11,530,000
1,905,000	Volusia County FL School Board (Tax Revenue, AGM Insured)	5.25	10/01/2012	2,006,746

				595,158,372

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 131

ULTRA SHORT—TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Georgia: 2.72%
$7,900,000	Appling County GA Development Authority Georgia Power Company Plant Hatch Project (IDR, AMBAC Insured)	4.40%	07/01/2016	$8,037,618
2,250,000	Atlanta GA Series A (Water & Sewer Revenue)	4.00	11/01/2011	2,305,103
57,690,000	Atlanta GA Series B-2 (Airport Revenue, NATL-RE Insured)±§	2.34	01/01/2030	57,690,000
4,000,000	Atlanta GA Series C (Airport Revenue, NATL-RE & FGIC Insured)	6.25	01/01/2013	4,033,560
73,900,000	Atlanta GA Series C-1 (Airport Revenue, NATL-RE Insured)±§	2.34	01/01/2030	73,900,000
650,000	Atlanta GA Series F (Airport Revenue, AGM Insured)	5.25	01/01/2011	650,000
525,000	Cartersville GA (Miscellaneous Revenue, AMBAC Insured)	5.00	01/01/2011	525,000
1,000,000	Cobb County GA Development Authority (IDR)±§	1.40	04/01/2033	994,270
2,500,000	Fulton County GA Development Authority Healthcare System Catholic East (Hospital Revenue)	2.00	11/15/2011	2,512,075
5,180,000	Fulton County GA Development Authority Healthcare System Catholic East (Hospital Revenue)	5.00	11/15/2013	5,564,201
3,070,000	Fulton County GA Development Authority The Epstein School Project (Education Revenue, SunTrust Bank LOC)±§	1.18	01/01/2017	3,070,000
1,500,000	Georgia Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10/01/2011	1,546,935
2,050,000	Georgia Public Gas Partners Incorporated Georgia Series A (Utilities Revenue)	5.00	10/01/2012	2,177,838
2,810,000	Gwinnett County GA Hospital Authority KMD Group LLC Project (IDR, SunTrust Bank LOC)±§	1.08	02/01/2032	2,810,000
1,100,000	Henry County GA Puttable Floating Option Tax-Exempt Receipts 2583 (Water & Sewer Revenue, NATL-RE Insured)±§	0.48	02/01/2030	1,100,000
1,325,000	Metropolitan Atlanta Rapid Transit Authority GA Series P (Transportation Revenue, AMBAC Insured)	6.00	07/01/2013	1,433,571
6,000,000	Monroe County GA Development Authority (Tax Revenue)±§	0.80	11/01/2048	6,000,000
250,000	Municipal Electric Authority of GA Project One Series D (Utilities Revenue, AGM Insured)±§	0.37	01/01/2022	250,000
9,990,000	Puttable Floating Option Tax-Exempt Receipts 4174 (Education Revenue, AMBAC Insured)±§	0.48	10/01/2024	9,990,000

				184,590,171

Hawaii: 0.02%
1,000,000	Hawaii State Airport Systems (Airport Revenue, NATL-RE & FGIC Insured)	5.75	07/01/2013	1,020,390

Illinois: 6.32%
5,115,000	Austin Trust Various Certificates Series 2008-1060 (Housing Revenue, GNMA, FNMA, & FHLMC Insured)±§	0.48	06/01/2039	5,115,000
1,660,000	Broadview IL Tax Increment Revenue (Tax Revenue)	5.25	07/01/2012	1,660,299
9,100,000	Chicago IL Board of Education Floats Payments 3624 (GO — Local, AMBAC Insured)±§	0.48	12/01/2027	9,100,000
22,175,000	Chicago IL O’Hare International Airport Revenue (Airport Revenue, NATL-RE Insured)±§	0.48	01/01/2018	22,175,000
2,640,000	Chicago IL O’Hare International Airport Revenue Series C (Airport Revenue, NATL-RE Insured)	5.00	01/01/2011	2,640,000
1,020,000	Chicago IL State University Revenue (Education Revenue, NATL-RE Insured)	4.60	12/01/2012	1,022,234
925,000	Chicago IL Wastewater Transmission Refunding (Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.38	01/01/2013	952,204
585,000	Cook County IL School District # 130 (GO — Local, XLCA Insured)	4.25	06/01/2012	601,737
1,110,000	Cook County IL School District # 130 (GO — Local, XLCA Insured)	4.25	12/01/2012	1,150,493
435,000	Cook County IL School District # 130 (GO — Local, XLCA Insured)	4.25	06/01/2013	452,135
3,710,000	Davis Junction IL (GO — Local, Fifth Third Bank LOC)±§	0.71	06/01/2021	3,710,000
1,750,000	Illinois Finance Authority (Resource Recovery Revenue)±§	1.45	04/01/2013	1,740,480
645,000	Illinois Finance Authority (Continuing Care Retirement Community Revenue, Sovereign Bank LOC)±§	0.80	11/15/2034	645,000
1,500,000	Illinois Finance Authority (Hospital Revenue, Fifth Third Bank LOC)±§	0.71	01/01/2048	1,500,000
2,675,000	Illinois Finance Authority DePaul University Series B (Education Revenue, XLCA Insured)±§	3.50	10/01/2026	2,683,801

132 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)

ULTRA SHORT—TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$900,000	Illinois Finance Authority Insured Covenant Series A (Continuing Care Retirement Community Revenue, Radian Insured)	4.60%	12/01/2012	$904,680
500,000	Illinois Finance Authority Memorial Heights System (Hospital Revenue)	3.00	04/01/2011	501,665
875,000	Illinois Finance Authority Memorial Heights System (Hospital Revenue)	4.00	04/01/2012	897,575
1,610,000	Illinois Finance Authority Provena Health Series A (Hospital Revenue)	5.00	05/01/2011	1,618,984
8,980,000	Illinois Finance Authority Resurrection Health (Hospital Revenue)	3.00	05/15/2011	8,998,589
9,315,000	Illinois Finance Authority Resurrection Health (Hospital Revenue)	4.00	05/15/2012	9,477,454
1,170,000	Illinois Finance Authority Swedish American Hospital (Hospital Revenue, AMBAC Insured)	5.00	11/15/2011	1,199,145
1,270,000	Illinois Finance Authority Swedish Covenant Series A (Hospital Revenue)	4.00	08/15/2012	1,304,227
1,405,000	Illinois Finance Authority Swedish Covenant Series A (Hospital Revenue)	4.00	08/15/2013	1,441,038
1,200,000	Illinois Finance Authority Alexion Brothers Health System (Hospital Revenue)	4.00	02/15/2012	1,217,568
100,485,000	Illinois State Series B (GO — State)±§	3.25	10/01/2033	100,485,000
3,360,000	Kane & De Kalb Counties IL Community (GO — Local, AMBAC Insured)^	2.19	12/01/2011	3,292,901
9,030,000	Lake County IL Community High School District # 127 Grayslake (GO — Local, FSA Insured)±§	0.48	02/01/2017	9,030,000
2,295,000	Lake County IL Community Unit School District # 60 Waukegan Series C (GO — Local)	2.00	12/01/2011	2,310,537
15,000	McHenry & Lake Counties IL Community Consolidated School District # 15 (GO — Local, NATL-RE & FGIC Insured)	4.40	01/01/2012	15,220
1,985,000	McHenry & Lake Counties IL Community Consolidated School District # 15 (GO — Local, NATL-RE & FGIC Insured)	4.40	01/01/2012	1,985,000
605,000	Quincy IL Blessing Hospital (Hospital Revenue)	5.00	11/15/2011	617,796
5,500,000	Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	4.00	06/01/2012	5,638,050
7,000,000	Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	4.00	06/01/2013	7,221,340
18,000,000	Railsplitter Tobacco Settlement Raigen (Tobacco Revenue)	5.00	06/01/2014	19,064,160
54,000,000	Regional Transportation Authority IL (Tax Revenue, GO of Authority Insured)±§	1.50	06/01/2025	54,000,000
12,285,000	Regional Transportation Authority IL Floaters 2886 (GO — Local, NATL-RE GO of Authority Insured)±§	0.48	06/01/2033	12,285,000
3,280,000	Rock Island County IL Metropolitan Airport Authority Refunding Series A (Airport Revenue, AGM Insured)	3.80	12/01/2015	3,357,703
10,090,000	Springfield IL Electric Revenue (Utilities Revenue, BHAC & MBIA Insured)±§	0.64	03/01/2015	10,090,000
101,750,000	State of Illinois (GO — State)	3.00	05/20/2011	102,303,520
4,475,000	University of Illinois COP Utilities Infrastructure Projects (Miscellaneous Revenue, AMBAC Insured)	5.00	08/15/2012	4,685,728
5,990,000	University of Illinois (Education Revenue)^	1.30	04/01/2012	5,892,303
3,170,000	Will & Kendall Counties IL Community Consolidated School District # 202 Plainfield (GO — Local)	3.00	01/01/2013	3,207,533

				428,191,099

Indiana: 0.89%
2,200,000	Delaware County IN Ball Memorial Hospital Incorporated (Hospital Revenue)	5.00	08/01/2011	2,221,494
1,555,000	Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Hospital Revenue)	3.00	03/01/2011	1,558,297
1,660,000	Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Hospital Revenue)	4.00	03/01/2012	1,699,027
1,730,000	Indiana Finance Authority Floyd Memorial Hospital & Health Refunding (Hospital Revenue)	4.00	03/01/2013	1,788,578
500,000	Indiana HFFA Ascension Health Subordinate Credit Series A (Hospital Revenue)±§	5.00	10/01/2027	505,680
10,000,000	Indiana State Development Finance Authority Inland Steel (IDR)	5.75	10/01/2011	10,083,200
1,325,000	Indiana State Development Finance Authority USX Corporation Project (IDR)±	5.25	12/01/2022	1,368,314
1,505,000	Indianapolis IN (Miscellaneous Revenue, NATL-RE Insured)	4.75	06/01/2012	1,516,649
5,025,000	Indianapolis IN Local Public Improvement Board Floater-PT-3390 (Water & Sewer Revenue)±§	0.48	01/10/2020	5,025,000
10,245,000	Indianapolis IN Local Public Improvement Bond Bank (Airport Revenue, AMBAC Insured)±§	0.55	01/01/2019	10,245,000

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 133

ULTRA SHORT—TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Indiana (continued)
$12,765,000	Indianapolis Puttable Floating Option Tax-Exempt Receipts 396 (Water & Sewer Revenue, NATL-RE Insured)±§	0.48%	01/01/2024	$12,765,000
2,500,000	Rockport IN PCR AEP General Corporation Series A (IDR, AMBAC Insured)±§	4.15	07/01/2025	2,529,075
8,500,000	Rockport IN PCR AEP General Corporation Series B (IDR, AMBAC Insured)±§	4.15	07/01/2025	8,598,855
705,000	University of Southern Indiana Auxiliary Systems Series A (Education Revenue, AMBAC Insured)	5.00	10/01/2011	717,725

				60,621,894

Iowa: 0.35%
10,000,000	Iowa Finance Authority Series F (Hospital Revenue)±§	5.00	08/15/2039	10,586,600
500,000	Iowa Higher Education Loan Authority Maharishi Series E (Education Revenue, GO of Institution Insured)	3.84	05/20/2011	502,880
1,650,000	Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	2.50	12/01/2011	1,662,573
1,000,000	Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2011	1,021,210
1,650,000	Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	3.25	12/01/2012	1,680,509
1,500,000	Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	4.00	12/01/2012	1,548,720
6,875,000	Waterloo IA Community School District Bond Anticipation Notes (Tax Revenue)	3.75	05/01/2012	6,937,563

				23,940,055

Kansas: 0.69%
10,000,000	Burlington KS Kansas City Power & Light Series A2 (IDR, FGIC Insured)±§	2.63	09/01/2035	10,001,800
5,000,000	Burlington KS Kansas City Power & Light Series B (IDR, XLCA Insured)±§	5.00	12/01/2023	5,045,150
1,000,000	Kansas State Development Finance Authority Adventist Health (Hospital Revenue)	4.00	11/15/2011	1,028,950
9,770,000	Kansas State Development Finance Authority Revenue Village Shalom Obligation Group Series BB (Continuing Care Retirement Community Revenue, Sovereign Bank LOC)±§	0.80	11/15/2028	9,770,000
3,000,000	Kansas State Independent College Finance Authority Midamerica Nazarene University Series D (Education Revenue)	5.50	05/01/2011	3,003,810
3,150,000	Kansas State Independent College Finance Authority Ottawa University Series F (Education Revenue)	5.50	05/01/2011	3,154,001
15,000,000	Lawrence KS IDR (Resource Recovery Revenue)±§	1.00	08/01/2037	15,000,000

				47,003,711

Kentucky: 0.87%
8,500,000	Boyd County KY Sewer & Solid Waste (Utilities Revenue)±§	1.80	07/01/2021	8,500,000
735,000	Clark County KY PCR (IDR, CFC Insured)±§	0.88	10/15/2014	734,860
865,000	Clark County KY PCR (IDR, CFC Insured)±§	0.88	10/15/2014	864,836
3,650,000	County of Pulaski KY National Rural Utilities Series B (Resource Recovery Revenue)±§	1.25	08/15/2023	3,649,745
2,075,000	Jefferson County KY University Medical Center Incorporated Project (Education Revenue, NATL-RE Insured)	5.25	07/01/2011	2,081,032
2,000,000	Kenton County KY Airport Board Cincinnati Northern Kentucky Refunding Series A (Airport Revenue, NATL-RE Insured)	5.63	03/01/2013	2,069,980
2,000,000	Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, XLCA Insured)	5.00	03/01/2012	2,071,520
2,000,000	Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, NATL-RE Insured)	5.63	03/01/2015	2,055,640
6,000,000	Kenton County KY Airport Board Cincinnati Northern KY Series B (Airport Revenue, XLCA Insured)	5.00	03/01/2011	6,033,120
9,000,000	Kentucky EDFA (Solid Waste)±§	2.25	04/01/2031	8,999,460
16,560,000	Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue, SLMA Insured)±§	0.79	05/01/2020	16,549,733
5,000,000	Louisville & Jefferson County KY Metropolitan Government Louisville Gas & Electric Company Series A (IDR)±§	5.38	05/01/2027	5,118,100

				58,728,026

134 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Louisiana: 3.25%
$2,070,000	Jefferson LA Parish Hospital Service District # 001 West Jefferson Medical Center Series A (Hospital Revenue, AGM Insured)	5.25%	01/01/2011	$2,070,000
4,000,000	Louisiana Offshore Terminal Authority (Resource Recovery Revenue)±§	1.60	10/01/2037	3,972,920
7,500,000	Louisiana PFA (Resource Recovery Revenue)±§	1.80	12/01/2038	7,500,000
4,700,000	Louisiana PFA Air Products Chemicals Project Series A (IDR)±§	1.75	08/01/2049	4,700,000
30,000,000	Louisiana PFA Air Products Chemicals Project Series B (IDR)±§	1.75	12/01/2043	30,000,000
3,550,000	Louisiana PFA Christus Healthcare (Hospital Revenue, AGM Insured)	5.00	07/01/2012	3,715,217
6,575,000	Louisiana PFA Cleco Power LLC Project (IDR)±§	7.00	12/01/2038	6,833,989
36,125,000	Louisiana PFA Coca Cola Bottling Company Project (IDR, Regions Bank LOC)±§	3.25	04/01/2023	36,125,000
2,100,000	Louisiana PFA Franciscan Series B (Hospital Revenue)	5.00	07/01/2011	2,127,195
2,185,000	Louisiana PFA Franciscan Series B (Hospital Revenue)	5.00	07/01/2012	2,259,705
9,475,000	Louisiana PFA Thibodaux Project (Tax Revenue, Allied Irish Bank plc LOC)±§	3.62	12/01/2036	9,475,000
73,125,000	Louisiana State Gas & Fuels Tax Second Lien (Tax Revenue)±§	1.09	05/01/2043	73,130,850
21,050,000	Louisiana State Gas & Fuels Tax Second Lien Series A1 (Tax Revenue)±§	1.09	05/01/2043	21,051,684
1,350,000	Louisiana State Offshore Terminal Authority (IDR)±§	4.30	10/01/2037	1,372,856
6,000,000	Rapides Finance Authority Revenue LA Cleco Power LLC Project (IDR)±§	6.00	10/01/2038	6,152,100
10,000,000	St. Tammany Parish LA Development District Rooms To Go St. Tammany (IDR, SunTrust Bank LOC)±§	0.98	07/01/2038	10,000,000

				220,486,516
Maine: 0.11%
2,400,000	Maine Educational Loan Authority Class A Series A-1 (Education Revenue, AGM Insured)	4.30	12/01/2012	2,505,192
4,780,000	South Berwick ME Berwick Academy Issue (Education Revenue, Allied Irish Bank plc LOC)±§	4.04	08/01/2024	4,780,000

				7,285,192
Maryland: 0.61%
3,755,000	Maryland State Economic Development Corporation American Urological Association (Miscellaneous Revenue, SunTrust Bank LOC)±§	0.98	09/01/2032	3,755,000
12,625,000	Maryland State HEFA Kennedy (Hospital Revenue, P&I LOC, Radian Insured)±§	0.98	07/01/2036	12,625,000
24,785,000	Maryland State HEFA Sheppard Pratt Series B (Hospital Revenue, SunTrust Bank LOC)±§	0.98	07/01/2028	24,785,000

				41,165,000
Massachusetts: 1.71%
2,260,100	City of Gloucester MA (GO — Local)	1.50	09/16/2011	2,271,807
3,625,000	Massachusetts Educational Financing Authority (Education Revenue, AMBAC Insured)	5.00	01/01/2013	3,631,924
4,795,000	Massachusetts Health & Educational Facilities Authority (Hospital Revenue)	3.00	07/01/2011	4,815,619
3,800,000	Massachusetts Health & Educational Facilities Authority (Hospital Revenue)	4.00	07/01/2013	3,890,858
9,800,000	Massachusetts Health & Educational Facilities Authority (Hospital Revenue, AMBAC Insured)±§	5.00	08/01/2035	9,901,038
1,880,000	Massachusetts HEFA Caritas Christian Obligation Series B (Hospital Revenue)	6.50	07/01/2012	1,977,722
5,250,000	Massachusetts HEFA Northeastern University Series T-2 (Education Revenue)±§	4.10	10/01/2037	5,417,003
19,125,000	Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 3 Series 1 (Utilities Revenue, NATL-RE Insured)±§(m)(n)(a)	0.35	07/01/2018	18,701,339
1,950,000	Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 4 Series 1 (Utilities Revenue, NATL-RE Insured)±§(m)(n) (a)	0.46	07/01/2017	1,906,906
4,775,000	Massachusetts Municipal Wholesale Electric Company Project # 6 Series 1 (Utilities Revenue, NATL-RE Insured)±§(m)(n) (a)	0.46	07/01/2019	4,669,031
305,000	Massachusetts State Development Finance Agency Sabis International Charter Series A (Education Revenue)	4.13	04/15/2011	306,080
390,000	Massachusetts State Development Finance Agency Sabis International Charter Series A (Education Revenue)	4.65	04/15/2012	398,307
1,490,000	Massachusetts State Development Finance Agency Semass Systems Series A (NATL-RE Insured)	5.50	01/01/2011	1,490,000

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 135
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Massachusetts (continued)
$2,900,000	Massachusetts State Development Finance Agency Semass Systems Series A (IDR, NATL-RE Insured)	5.63%	01/01/2012	$2,993,032
6,290,000	Massachusetts State Development Finance Agency Solomon Schechter Day School (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	4.04	11/01/2037	6,290,000
750,000	Massachusetts State HEFA Healthcare Systems Catholic East (Hospital Revenue)	2.50	11/15/2011	757,380
2,670,000	Massachusetts State Industrial Finance Agency Barbour Corporate Issue (IDR, Bank of America NA LOC)±§	0.60	08/01/2018	2,670,000
31,000,000	Massachusetts State Series A (GO — Local)±§	0.58	02/01/2012	31,000,620
13,100,000	Massachusetts State Series A (GO — State)±§	0.72	02/01/2013	13,107,467

				116,196,133
Michigan: 3.69%
1,050,000	Bishop MI International Airport Authority (Airport Revenue)	2.50	12/01/2011	1,047,312
1,090,000	Bishop MI International Airport Authority (Airport Revenue)	2.50	12/01/2012	1,081,672
1,105,000	Bishop MI International Airport Authority (Airport Revenue)	2.50	12/01/2013	1,080,138
700,000	Detroit MI Capital Improvement Limited Tax Series A-1 (GO — Local)	5.00	04/01/2013	696,423
1,100,000	Detroit MI Convention Facilities Cobo Hall (Tax Revenue, NATL-RE Insured)	5.00	09/30/2012	1,139,281
2,000,000	Detroit MI Second Lien Series C (Water & Sewer Revenue, NATL-RE Insured)	5.00	07/01/2011	2,030,500
11,570,000	Detroit MI Sewage Disposal (Water & Sewer Revenue, NATL-RE Insured)±§	0.48	07/01/2021	11,570,000
3,000,000	Detroit MI Sewer Disposal Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	07/01/2012	3,130,080
2,010,000	Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)	5.75	07/01/2012	2,120,831
250,000	Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, NATL-RE Insured)±	4.00	07/01/2012	256,418
2,735,000	Kent MI Hospital Finance Authority Pine Rest Christian Health (Continuing Care Retirement Community Revenue, Fifth Third Bank LOC)±§	0.71	10/01/2041	2,735,000
8,500,000	Michigan Finance Authority Limited Obligation Series E (Miscellaneous Revenue)	4.75	08/22/2011	8,628,010
705,000	Michigan HEFA Limited Obligation Davenport University (Education Revenue, Fifth Third Bank LOC)±§	0.71	01/01/2036	705,000
22,000,000	Michigan Municipal Board Authority Series B (Miscellaneous Revenue)	5.00	03/21/2011	22,169,840
250,000	Michigan State Building Authority Series 1 (Miscellaneous Revenue)	3.00	10/15/2011	254,298
6,675,000	Michigan State Building Authority Series 1 (Miscellaneous Revenue)	5.00	10/15/2011	6,894,474
7,075,000	Michigan State Comprehensive Transition (Tax Revenue, FSA Insured)±§	0.43	05/15/2023	7,075,000
1,900,000	Michigan State COP Series A (Miscellaneous Revenue, NATL-RE Insured)±§	4.25	09/01/2031	1,921,280
3,250,000	Michigan State COP Series A (Miscellaneous Revenue, NATL-RE Insured)±§	5.00	09/01/2031	3,302,423
3,645,000	Michigan State Hospital Finance Authority (Hospital Revenue)	5.50	11/01/2012	3,838,878
4,715,000	Michigan State Hospital Finance Authority (Miscellaneous Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2032	4,715,000
8,500,000	Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-12 (Hospital Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2032	8,500,000
800,000	Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-16 (Hospital Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2032	800,000
7,500,000	Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-17 (Hospital Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2032	7,500,000
4,000,000	Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-18 (Hospital Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2032	4,000,000
7,500,000	Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-22 (Hospital Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2032	7,500,000
7,500,000	Michigan State Hospital Finance Authority Healthcare Equipment Loan Program Series C Subseries C-24 (Hospital Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2032	7,500,000
2,500,000	Michigan State Hospital Financing Authority (Hospital Revenue)	5.25	11/15/2011	2,574,250
31,985,000	Michigan State Housing Development Authority (Housing Revenue, AGM GO of Authority)±§	1.70	04/01/2040	31,985,000
3,320,000	Michigan State Strategic Fund Limited Obligation Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR)±§	5.50	12/01/2028	3,375,776

136 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan (continued)
$7,750,000	Michigan State Strategic Fund Limited Obligation Detroit Edition (IDR)±§	3.05%	08/01/2024	$7,892,445
5,000,000	Michigan State Strategic Fund Limited Obligation Detroit Fund Pollution Series AA (IDR, NATL-RE & FGIC Insured)	6.95	05/01/2011	5,095,050
1,000,000	Michigan State Strategic Fund Waste Management Incorporated Project (Resource Recovery Revenue)±	4.63	12/01/2012	1,014,210
7,000,000	Michigan Strategic Fund (Miscellaneous Revenue)±§	3.20	08/01/2027	6,938,190
1,300,000	Michigan Strategic Fund (IDR, Fifth Third Bank LOC)±§	0.71	07/01/2028	1,300,000
23,655,000	Puttable Floating Option Tax-Exempt Receipts 4098 (Transportation Revenue, FSA Insured)±§	0.48	11/01/2020	23,655,000
1,845,000	Saginaw Valley State University Michigan Series A (Education Revenue)	4.00	07/01/2011	1,874,594
2,255,000	Wayne Charter County MI Detroit Metropolitan Wayne County Airport (Airport Revenue, NATL-RE Insured)	5.00	12/01/2011	2,319,065
9,370,000	Wayne Charter County MI Detroit Metropolitan Wayne County Airport Series A (Airport Revenue, NATL-RE Insured)	5.25	12/01/2011	9,384,992
5,500,000	Wayne Charter County MI Detroit Metropolitan Wayne County Airport Series A (Airport Revenue, NATL-RE Insured)	5.25	12/01/2012	5,508,800
14,995,000	Wayne County MI Airport Authority Revenue (Airport Revenue)	3.00	12/01/2012	15,148,549
7,540,000	Wayne County MI Airport Authority Revenue (Airport Revenue)	5.00	12/01/2013	8,102,333
1,000,000	Western Townships MI Utilities Authority Sewage Disposal System (Water & Sewer Revenue)	3.00	01/01/2011	1,000,000
1,000,000	Western Townships MI Utilities Authority Sewage Disposal System (GO — Local)	3.00	01/01/2012	1,021,870

				250,381,982
Minnesota: 0.57%
10,400,000	Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Hospital Revenue, AMBAC Insured)±§(m)(n)(a)	0.56	11/15/2017	9,851,009
465,000	Minneapolis & St. Paul MN Metropolitan Airports Commission Series D (Airport Revenue, NATL-RE & FGIC Insured)	5.75	01/01/2013	465,000
13,520,000	Minnesota Agriculture & Economic Development Board Evangelical Lutheran Project (IDR, Allied Irish Bank plc LOC)±§	3.75	09/01/2021	13,520,000
4,210,000	Roseville MN Private School Facilities Revenue Northwestern College Project (Education Revenue, Marshall & Ilsley Bank LOC)±§	2.48	11/01/2022	4,210,000
1,300,000	St. Paul MN Housing & RDA Allina Health System Series A-1 (Hospital Revenue)	4.00	11/15/2011	1,327,352
1,400,000	St. Paul MN Housing & RDA Allina Health System Series A-1 (Hospital Revenue)	5.00	11/15/2012	1,478,050
1,500,000	St. Paul MN Housing & RDA Allina Health System Series A-1 (Hospital Revenue)	5.00	11/15/2013	1,606,065
3,130,000	St. Paul MN Housing & RDA Public Radio Project (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	3.50	10/01/2025	3,130,000
2,960,000	St. Paul MN Port Authority Series N-1 (Transportation Revenue, U.S. Bank NA LOC)±§	3.25	02/01/2028	2,965,920

				38,553,396
Mississippi: 0.40%
3,225,000	Jackson MS State University Educational Building Corporation Campus Facilities Project (Education Revenue)±§	5.00	03/01/2034	3,249,252
9,000,000	Mississippi Business Finance Corporation (Utilities Revenue)±§	2.25	12/01/2040	8,973,810
4,555,000	Mississippi Business Finance Corporation Andrews Episcopal School Project (Tax Revenue, Allied Irish Bank plc LOC)±§	3.17	07/01/2025	4,555,000
9,350,000	Mississippi Business Finance Corporation Coast Electric Power Association Series C (IDR)±§	0.75	05/01/2037	9,343,829
750,000	Mississippi Development Bank Special Obligation Limited Tax Note Series B-1 (Hospital Revenue, AGM Insured)	3.00	07/01/2011	759,008

				26,880,899
Missouri: 1.03%
6,000,000	Kansas City MO School District (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	02/01/2012	6,183,180
995,000	Kansas City MO School District Building Corporation Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	02/01/2011	997,497

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 137
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Missouri (continued)
$1,000,000	Kansas City MO Series E (Miscellaneous Revenue)^	1.99%	02/01/2012	$978,460
10,535,000	Missouri Illinois Bi-state Development Agency Metropolitan Refunding (Tax Revenue)	4.00	10/15/2013	11,073,865
10,000,000	Missouri State HEFA Mother of Good Counsel Home Project (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	3.62	07/01/2037	10,000,000
995,000	Missouri State Single Family Homeowner Loan Series C1 (Housing Revenue, GNMA & FNMA Insured)	7.15	03/01/2032	1,022,074
37,620,000	St. Louis MO Floaters Series 3431 (Airport Revenue, NATL-RE Insured)±§	0.48	07/01/2017	37,620,000
2,000,000	St. Louis MO Lambert St. Louis International Airport Series A 2 (Airport Revenue)	4.00	07/01/2011	2,020,300

				69,895,376
Nebraska: 0.52%
7,140,000	Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2012	7,554,691
19,280,000	Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2013	20,476,902
6,600,000	Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12/01/2014	7,013,622

				35,045,215
Nevada: 0.68%
8,250,000	Clark County NV Airport ROCS-RR-II-R-11823 (Airport Revenue)±§	0.46	01/01/2018	8,250,000
7,500,000	Clark County NV Airport Sub Lien Series A-1 (Airport Revenue)	5.00	07/01/2012	7,869,600
7,545,000	Clark County NV IDR (IDR)±§	5.80	03/01/2038	7,805,001
1,960,000	Clark County NV Passenger Facilities Charge Las Vegas-McCarran Airport (Airport Revenue, NATL-RE Insured)	5.25	07/01/2011	1,999,455
1,000,000	Clark County NV Sub Lien Series A-1 (Airport Revenue, AMBAC Insured)	5.00	07/01/2012	1,047,240
1,000,000	Clark County NV Sub Lien Series A-1 (Airport Revenue, NATL-RE & FGIC Insured)	5.25	07/01/2012	1,054,050
14,285,000	County of Clark NV (GO — Local, Allied Irish Bank plc LOC)±§	4.04	02/01/2036	14,285,000
850,000	Nevada Housing Division Series B (Housing Revenue)	4.80	10/01/2031	875,330
750,000	Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2011	750,473
750,000	Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2012	761,730
1,405,000	Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	01/15/2013	1,437,694

				46,135,573
New Hampshire: 0.46%
2,410,000	Manchester NH Series B (Miscellaneous Revenue)	5.00	01/01/2011	2,410,000
6,000,000	New Hampshire Business Finance Authority Refunding The United Illuminating Project Series A (IDR)±§	6.88	12/01/2029	6,268,140
13,165,000	New Hampshire Business Finance Authority The United Illuminating Company Project (IDR)±§	7.13	07/01/2027	13,578,908
8,050,000	New Hampshire HEFA Colby Sawyer College (Education Revenue, Allied Irish Bank plc LOC)±§	3.50	09/01/2036	8,050,000
900,000	New Hampshire HEFA Southeastern Regional Educational Services (Miscellaneous Revenue, Ocean National Bank LOC)±§	3.95	11/01/2036	916,209

				31,223,257
New Jersey: 3.17%
2,075,000	Camden County NJ Improvement Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00	12/01/2012	2,201,036
9,727,800	City of Camden NJ (GO — Local)	2.50	08/23/2011	9,799,008
1,210,000	Gloucester County NJ Improvement Authority Waste Management Incorporated Project B (Resource Recovery Revenue)±§	3.38	12/01/2029	1,214,792
1,000,000	Monmouth County NJ Improvement Authority (Tax Revenue, AMBAC Insured)	5.00	12/01/2012	1,058,240
10,715,000	New Jersey Economic Development Authority (Tax Revenue, AMBAC Insured)±§	0.49	12/15/2020	10,715,000
15,000,000	New Jersey Economic Development Authority (Utilities Revenue)±§	1.20	12/01/2031	14,988,300
9,800,000	New Jersey Economic Development Authority (IDR, Allied Irish Bank plc LOC)±§	3.95	11/01/2034	9,800,000
8,560,000	New Jersey EDA Cigarette Tax (Tobacco Revenue, FGIC Insured)	5.00	06/15/2011	8,605,710
7,900,000	New Jersey EDA El Dorado Series A (IDR)±§	0.80	12/01/2021	7,901,185

138 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Jersey (continued)
$780,000	New Jersey Health Care Facility (Hospital Revenue)	4.00%	01/01/2012	$796,622
910,000	New Jersey Health Care Facility (Hospital Revenue)	4.00	01/01/2013	938,265
2,000,000	New Jersey HFFA Catholic Healthcare East (Hospital Revenue)	2.00	11/15/2011	1,998,780
1,490,000	New Jersey HFFA Catholic Healthcare East (Hospital Revenue)	5.00	11/15/2012	1,558,734
1,970,000	New Jersey State Educational Facilities Authority Rider University (Education Revenue, Radian Insured)	5.00	07/01/2011	2,003,116
30,750,000	New Jersey State Higher Education Assistance Authority Student Loan Series FFELP-Class A-1 (Education Revenue)±§	0.60	06/01/2020	30,586,718
1,000,000	New Jersey State Turnpike Authority Series C-2 (Transportation Revenue, AGM Insured)±§	0.39	01/01/2024	1,000,000
9,070,000	New Jersey Transportation Authority Series A (Transportation Revenue, FGIC Insured)±§	0.47	06/15/2023	9,070,000
1,055,000	New Jersey Transportation Trust Fund Authority Puttable Floating Option Tax-Exempt Receipts 109 (Transportation Revenue, FGIC Insured)±§	0.50	12/15/2030	1,055,000
37,500,000	Newark NJ TRAN Series H (GO — Local)	4.00	03/15/2011	37,577,250
1,100,000	Perth Amboy NJ Board of Education COP (Miscellaneous Revenue, AGM Insured)	3.00	12/15/2011	1,115,851
23,545,000	Puttable Floating Option Tax-Exempt Receipts 4003 Essex County (Water & Sewer Revenue, AMBAC Insured)±§	0.48	12/15/2021	23,545,000
11,520,000	Rahway NJ (GO — Local)	1.75	10/04/2011	11,594,304
9,000,000	Salem County NJ Utilities Authority Series B1 (IDR)±§	0.95	11/01/2033	8,997,210
17,000,000	Salem County NJ Utilities Authority Series B2 (IDR)±§	0.95	11/01/2033	16,994,730

				215,114,851

New Mexico: 0.15%
1,170,000	New Mexico Mortgage Finance Authority Villa Alegre Series A (Miscellaneous Revenue, FHA Insured)	1.75	09/01/2012	1,178,447
8,930,000	Pueblo of Sandia NM (GO — Local)±§	1.84	03/01/2015	8,930,000

				10,108,447

New York: 8.43%
2,110,000	Albany NY IDAG (IDR, KeyBank NA LOC)±§	1.00	05/01/2027	2,110,000
2,475,000	Albany NY IDAG (Continuing Care Retirement Community Revenue, First Niagara Commercial Bank LOC)±§	1.00	03/01/2031	2,475,000
4,455,000	Amsterdam NY (GO — Local)	1.50	08/10/2011	4,466,806
24,340,000	Binghamton City NY School District (GO — Local, State Aid Withholding Insured)	1.50	07/28/2011	24,450,260
16,500,000	Broome County NY (GO — Local)	2.00	12/02/2011	16,572,765
3,050,000	Chautauqua County NY IDAG Jamestown Community Series A (Education Revenue, Citizens Bank LOC)±§	0.48	08/01/2027	3,050,000
40,000,000	City of Syracuse NY (Miscellaneous Revenue, State Aid Withholding Insured)	1.50	06/30/2011	40,113,200
14,000,000	County of Rockland NY (GO — Local)	1.75	08/30/2011	14,075,880
3,500,000	Dunkirk City NY School District (GO — Local, State Aid Withholding Insured)	2.00	07/28/2011	3,521,770
6,950,000	Dutchess County NY IDAG (IDR, KeyBank NA LOC)±§	1.00	03/01/2035	6,950,000
5,392,685	General Brown NY Central School District (GO — Local, State Aid Withholding Insured)	2.00	06/24/2011	5,411,667
27,390,000	Greater South Tier Board of Cooperative Educational Services District (Miscellaneous Revenue, State Aid Withholding Insured)	1.50	06/30/2011	27,444,232
2,930,000	Guilderland NY IDA Wildwood Project Series A (IDR, Key Bank NA LOC)±§	0.85	07/01/2032	2,930,000
9,585,000	Hempstead Town NY IDAG (Miscellaneous Revenue, Sovereign Bank LOC)±§	0.78	06/01/2036	9,585,000
28,996,921	Lowville NY Central School District (GO — Local, State Aid Withholding Insured)	2.00	06/30/2011	29,142,486
1,290,000	Monroe County NY Greater Rochester International Airport (Airport Revenue, NATL-RE Insured)	5.25	01/01/2011	1,290,000
3,000,000	Nassau County NY (GO — Local)	2.00	03/15/2011	3,007,860
55,900,000	Nassau County NY (GO — Local)	2.00	09/15/2011	56,262,791
7,015,000	New York City NY IDAG Terminal One Group Association Project (GO — Local)	5.00	01/01/2011	7,015,000
43,850,000	New York Energy R&D Authority (Utilities Revenue)±§	1.45	06/01/2036	43,691,263
11,410,000	New York NY IDA American Society Technion Project (IDR, Allied Irish Bank plc LOC)±§	3.50	10/01/2033	11,410,000

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 139
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$1,785,000	New York NY IDAG Capital Appreciation Yankee Stadium PILOT Bonds (Tax Revenue, AGM Insured)^	1.38%	03/01/2011	$1,780,930
6,400,000	New York NY Subseries H6 (Tax Revenue, NATL-RE Insured)±§	0.40	08/01/2013	6,400,000
50,820,000	New York NY Subseries J3 (GO — State, Allied Irish Bank plc LOC)±§	3.60	08/01/2023	50,820,000
250,000	New York State Dormitory Authority Non State Supported Debt Educational Housing Services CUNY (Education Revenue, AMBAC Insured)	5.00	07/01/2011	254,405
7,960,000	New York State Dormitory Authority Puttable Floating Option Tax-Exempt Receipts 3675 (Tax Revenue, AMBAC Insured)±§	0.47	03/15/2028	7,960,000
1,000,000	New York State Dormitory Authority Revenues (Hospital Revenue)	5.00	07/01/2012	1,051,430
1,750,000	New York State Dormitory Authority Revenues (Hospital Revenue)	5.00	07/01/2013	1,872,360
1,000,000	New York State Dormitory Authority Revenues (Hospital Revenue)	5.00	07/01/2015	1,093,300
1,750,000	New York State Dormitory Authority Revenues (Hospital Revenue, AMBAC Insured)	5.55	08/15/2029	1,751,278
3,350,000	New York State Dormitory Authority Series B (Education Revenue)±§	5.25	11/15/2023	3,503,330
1,325,000	New York State Energy R&D Authority PCR Keyspan Generation Series A (IDR, AMBAC Insured)±§	1.49	10/01/2028	1,325,000
1,900,000	New York State Environmental Facilities Corporation Waste Management Project Series A (IDR)±	4.55	05/01/2012	1,938,665
3,025,000	New York State Good Samaritan Hospital Medical Center Series A (Hospital Revenue, NATL-RE Insured)	5.70	07/01/2013	3,047,415
10,900,000	New York State Mortgage Agency Series 153 (Housing Revenue)±§	0.47	04/01/2047	10,900,000
310,000	New York State Urban Development Capital Appreciation State Office Series S (GO — Local)^	0.00	01/01/2011	310,000
35,830,000	New York Urban Development Corporation (Miscellaneous Revenue)	5.88	02/01/2013	35,726,093
6,000,000	Newburgh NY (GO — Local)	5.25	11/30/2011	6,049,800
5,171,224	Newburgh NY (GO — Local)	5.25	11/30/2011	5,214,145
2,020,000	Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue)±§	5.55	11/15/2024	2,050,926
1,470,000	Niagara County NY IDA Solid Waste Disposal Series A Refunding (Resource Recovery Revenue)±§	5.45	11/15/2026	1,497,959
19,800,000	Patchogue- Medford NY Union Free School District (GO — Local, State Aid Withholding Insured)	1.75	06/23/2011	19,881,972
9,370,000	Puttable Floating Option Tax-Exempt Receipts 4291 (Miscellaneous Revenue)±§	0.72	06/01/2031	9,370,000
1,505,000	Ramapo NY (Miscellaneous Revenue)	2.00	11/01/2011	1,517,431
10,433,000	Rockland County NY Board Anticipation Notes Series B (GO — Local)	1.50	04/22/2011	10,438,321
1,085,000	Schenectady NY (GO — Local, AGM Insured)	3.00	04/01/2012	1,109,662
6,805,000	St Lawrence County NY (Hospital Revenue, Key Bank NA LOC)±§	1.00	12/01/2031	6,805,000
13,000,000	Tompkins Seneca Tioga NY (Tax Revenue, GO of Board Insured)	2.00	06/30/2011	13,048,880
7,915,000	Utica NY IDAG Utica College Project Series B (Education Revenue, Citizens Bank LOC)±§	0.48	10/01/2034	7,915,000
22,385,000	Utica NY School District (GO — Local, State Aid Withholding Insured)	2.00	09/09/2011	22,546,620
4,310,000	Walton NY Central School District (GO — Local, State Aid Withholding Insured)	2.00	07/22/2011	4,329,955
5,086,000	Watervliet NY City School District (GO — Local, State Aid Withholding Insured)	1.00	01/27/2011	5,087,526
1,000,000	Westchester County NY (Hospital Revenue)	5.00	11/01/2012	1,038,810
2,500,000	Westchester County NY (Hospital Revenue)	5.00	11/01/2013	2,621,275
6,500,000	Wyandanch NY USD (GO — Local, State Aid Withholding Insured)	2.00	06/30/2011	6,525,675

				571,759,143

North Carolina: 0.62%
1,100,000	North Carolina Capital Facilities Finance Agency Johnson & Wales University Project Series A (Education Revenue, XLCA Insured)	5.00	04/01/2011	1,108,547
5,810,000	North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, NATL-RE-IBC Insured)	7.00	01/01/2013	6,125,832
1,200,000	North Carolina Medical Care Commission Catholic Health East (Hospital Revenue)	2.50	11/15/2011	1,212,024
1,085,000	North Carolina Medical Care Commission Catholic Health East (Hospital Revenue)	4.00	11/15/2012	1,129,105
3,205,000	North Carolina Medical Care Commission First Health Carolina Series C (Health Revenue)	3.00	10/01/2012	3,275,382

140 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
North Carolina (continued)
$12,760,000	North Carolina Medical Care Commission Novant Health Series A (Hospital Revenue)±§	0.45%	11/01/2028	$12,760,000
16,105,000	North Carolina Medical Care Commonwealth Health Care Facilities Duke University Health System Series A (Hospital Revenue)±§	0.64	06/01/2039	16,105,000

				41,715,890

North Dakota: 0.05%
875,000	Fargo ND MeritCare Obligated Group Series A (Hospital Revenue, NATL-RE Insured)	5.50	06/01/2011	889,131
2,510,000	Mercer County ND PCR Antelope Valley Station (Resource Recovery Revenue, AMBAC Insured)	7.20	06/30/2013	2,648,376

				3,537,507

Ohio: 1.86%
9,000,000	Akron OH Health Benefits Claim Bond Anticipation Notes (Tax Revenue)	1.75	03/17/2011	9,003,240
1,350,000	American Municipal Power Ohio Incorporated (Utilities Revenue)	1.50	11/10/2011	1,349,676
1,788,000	American Municipal Power Ohio Incorporated (GO — Local)	2.00	11/10/2011	1,789,716
1,025,000	City of Lorain OH (GO — Local)	3.63	09/22/2011	1,028,383
1,000,000	City of Steubenville OH (Hospital Revenue)	2.00	10/01/2012	997,850
2,250,000	City of Warrensville Heights OH (GO — Local)	3.00	02/03/2011	2,251,688
1,545,000	Cleveland OH COP Cleveland Stadium Project Series A Refunding (Miscellaneous Revenue)	4.00	11/15/2011	1,579,747
1,105,000	Cuyahoga County OH University Hospital Health System Project Series A (Hospital Revenue)	5.50	01/15/2011	1,106,525
1,120,000	Hamilton County OH EDR State Xavier High School Project (Tax Revenue, Fifth Third Bank LOC)±§	0.71	04/01/2028	1,120,000
1,695,000	Knox County OH Hospital Facilities Revenue (Hospital Revenue, Radian Insured)	5.00	06/01/2012	1,729,036
3,800,000	Lorain OH Port Authority Horizon Activities Center Project (Utilities Revenue, Fifth Third Bank LOC)±§	0.71	07/01/2028	3,800,000
3,000,000	Montgomery County OH Catholic Health Series C-2 (Hospital Revenue)±§	4.10	10/01/2041	3,080,190
2,025,000	Ohio State Air Quality Development Authority (Water & Sewer Revenue, Fifth Third Bank LOC)±§	1.00	11/01/2025	2,025,000
54,500,000	Ohio State Air Quality Development Authority Pollution Control Series A (IDR)±§	2.25	12/01/2023	53,701,575
1,860,000	Ohio State HEFAR Ashland University Project (Education Revenue)	4.25	09/01/2011	1,875,531
5,475,000	Ohio State HEFAR (Education Revenue, PNC Bank NA LOC)±§	1.00	12/01/2044	5,475,000
6,500,000	Ohio State Solid Waste (Solid Waste Revenue)±§	2.25	11/01/2035	6,499,610
5,900,000	Ohio State Water Development Authority PCR First Energy Series A (IDR)±§	4.75	08/01/2029	6,056,704
5,500,000	Ohio State Water Development Authority PCR First Energy Series B (IDR)±§	3.00	10/01/2033	5,538,280
2,400,000	Ohio State Water Development Authority Pollution Control (IDR)±§	2.75	06/01/2033	2,400,192
310,000	Ohio State Water Development Authority Waste Management Project (Resource Recovery Revenue)±§	2.63	07/01/2021	307,309
4,280,000	Toledo OH Special GO (Tax Revenue)	4.00	06/01/2011	4,310,474
4,845,000	Village of Oakwood OH (GO — Local)	1.50	10/06/2011	4,867,239
2,257,869	Village of Waterville OH (GO — Local)	3.00	08/04/2011	2,263,943
2,250,000	Woodlawn OH (GO — Local)	3.65	11/22/2011	2,259,473

				126,416,381

Oklahoma: 0.57%
2,000,000	Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Miscellaneous Revenue)	3.50	06/01/2012	2,058,040
5,000,000	Cleveland County OK Public Facilities Authority Educational Facilities Norman Public Schools Project (Miscellaneous Revenue)	4.00	06/01/2013	5,240,150
7,970,000	Edmond OK Economic Development Authority Edmond Project Series A (Education Revenue, Allied Irish Bank plc LOC)±§	3.15	06/01/2031	7,970,000
2,990,000	McGee Creek Authority OK (Water & Sewer Revenue, NATL-RE Insured)	6.00	01/01/2013	3,096,115

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 141
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oklahoma (continued)
$4,670,000	Oklahoma City OK Airport Trust Lien 27th Series B (Airport Revenue, AGM Insured)	5.38%	07/01/2011	$4,688,026
1,000,000	Oklahoma County OK Finance Authority Putnam City Public Schools Project (Miscellaneous Revenue)	3.00	03/01/2011	1,003,400
3,825,000	Oklahoma County OK Finance Authority Putnam City Public Schools Project (Miscellaneous Revenue)	3.50	03/01/2012	3,915,844
485,000	Oklahoma Housing Finance Agency SFMR Homeowner Loan Program Series D2 (Housing Revenue, GNMA & FNMA Insured)	7.10	09/01/2028	492,464
7,130,000	Oklahoma School Districts & County Revenue Anticipation Program (Miscellaneous Revenue)	1.50	06/30/2011	7,131,569
1,545,000	Oklahoma State Municipal Power Authority (FSA Insured)±§	3.85	01/01/2027	1,581,369
1,000,000	Tulsa County OK Industrial Authority Jenks Public School (Miscellaneous Revenue)	5.00	09/01/2011	1,030,450
175,000	Tulsa OK Airport Improvement Trust Series A (Airport Revenue)	3.00	06/01/2011	176,092

				38,383,519

Oregon: 0.09%

6,000,000	Medford OR Hospital Facilities Authority Rogue Valley Manor Project (Hospital Revenue, Bank of America NA LOC)±§	0.29	08/15/2037	6,000,000

Pennsylvania: 6.30%
5,200,000	Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, NATL-RE Insured)	5.75	01/01/2011	5,200,000
4,995,000	Allegheny County PA Airport Authority Pittsburgh International Airport Series A (Airport Revenue, NATL-RE Insured)±	4.00	01/01/2011	4,995,000
9,620,000	Allegheny County PA Airport Authority Series A (Airport Revenue, AGM Insured)	5.00	01/01/2015	10,022,886
6,275,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series A (Hospital Revenue)	4.00	05/15/2012	6,517,905
21,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Centre Series F (Hospital Revenue)±§	1.39	05/15/2038	20,719,230
2,100,000	Allegheny County PA IDA (IDR)±	4.75	12/01/2032	2,161,908
2,525,000	Allegheny County PA IDA Duquense Light PCR (IDR, AMBAC Insured)±	4.05	09/01/2011	2,564,062
1,700,000	Allegheny County PA Port Authority (Tax Revenue, NATL-RE & FGIC Insured)	5.50	03/01/2013	1,727,999
1,000,000	Beaver County PA IDA (IDR)±§	7.13	06/01/2028	1,021,940
3,650,000	Beaver County PA IDA PCR First Energy Series B (IDR)±§	3.00	10/01/2047	3,675,404
2,795,000	Blair County PA Altoona Regional Health System (Hospital Revenue)	4.00	11/15/2011	2,849,391
2,865,000	Blair County PA Altoona Regional Health System (Hospital Revenue)	4.00	11/15/2012	2,953,041
1,315,000	Blair County PA Altoona Regional Health System (Hospital Revenue)	4.00	11/15/2013	1,355,476
3,850,000	City of Pittsburgh PA (GO — Local, AGM Insured)	5.00	09/01/2011	3,958,378
350,000	Delaware County PA Authority Neumann College (Education Revenue)	5.13	10/01/2011	362,208
400,000	Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2011	403,184
350,000	Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2012	355,089
495,000	Delaware County PA Authority University Revenue (Education Revenue)	3.00	10/01/2013	499,777
3,705,000	Delaware County PA IDA Resource Recovery Facility Series A (IDR)	6.10	07/01/2013	3,704,741
1,165,000	Erie County PA St. Vincents Health Series A (Hospital Revenue)	4.00	07/01/2011	1,172,409
1,635,000	Gallery Certificate Trust PA (Transportation Revenue, FSA Insured)	4.50	02/15/2013	1,639,104
2,700,000	Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Insured)±§	5.00	12/01/2033	2,690,496
890,000	Lycoming County PA Susquehanna Health System Project A (Hospital Revenue)	4.00	07/01/2012	913,113
1,000,000	Northampton County PA General Purpose Authority Saint Lukes Hospital Project Series A (Hospital Revenue)	4.00	08/15/2011	1,010,240
3,500,000	Pennsylvania EDFA (IDR)±§	1.50	06/01/2028	3,498,915
5,680,000	Pennsylvania EDFA Albert Einstein Healthcare Series A (Hospital Revenue)	5.00	10/15/2011	5,775,254
4,075,000	Pennsylvania EDFA Albert Einstein Healthcare Series A (Hospital Revenue)	5.00	10/15/2012	4,201,570
8,755,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	8,838,960
9,150,000	Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2013	9,117,792

142 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$5,400,000	Pennsylvania EDFA Colver Project Series F Refunding (IDR, AMBAC Insured)	4.50%	12/01/2011	$5,426,784
10,285,000	Pennsylvania EDFA Main Line Health (Hospital Revenue)±§	0.74	10/01/2027	10,116,017
65,000,000	Pennsylvania EDFA Thomas Jefferson University Hospital System (Hospital Revenue)±§	0.74	10/01/2037	64,034,750
7,700,000	Pennsylvania EDFA Waste Management Incorporated Project (Resource Recovery Revenue)±§	2.63	12/01/2033	7,740,656
3,040,000	Pennsylvania State HEFAR Associated Independent Colleges Series 13 (Education Revenue)±§	2.13	11/01/2031	3,040,000
3,000,000	Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Hospital Revenue)	3.50	05/15/2012	3,088,830
7,905,000	Pennsylvania State HEFAR University of Pittsburgh Medical Centre Series E (Hospital Revenue)	3.50	05/15/2013	8,243,729
24,000,000	Pennsylvania State Higher Education (Education Revenue, Allied Irish Bank plc LOC)±§	3.15	07/01/2038	24,000,000
51,900,000	Pennsylvania State Turnpike Commission Series B-2 (Toll Road Revenue, Bank of America Corporation LOC)±§	0.37	12/01/2038	51,900,000
14,675,000	Pennsylvania State Turnpike Commission Series C (Transportation Revenue)±§	0.96	12/01/2012	14,677,642
15,000,000	Pennsylvania State Turnpike Commission Series C (Transportation Revenue)±§	1.24	12/01/2013	15,009,300
1,705,000	Philadelphia PA 1998 8th General Ordinance Series A (Utilities Revenue)	5.00	08/01/2012	1,780,549
500,000	Philadelphia PA 7th Series 1998 General Ordinance (Utilities Revenue, AMBAC Insured)	5.00	10/01/2013	535,235
2,000,000	Philadelphia PA Authority For Industrial Various Refunding Series B (Miscellaneous Revenue, JPMorgan Chase & Company LOC)±§	0.32	10/01/2030	2,000,000
130,000	Philadelphia PA Gas Works Capital Appreciation Eleventh Series C (Utilities Revenue, AMBAC Insured)^	4.58	01/01/2012	124,210
805,000	Philadelphia PA Gas Works Eighteenth Series (Utilities Revenue, CIFG Insured)	5.00	08/01/2011	820,335
1,305,000	Philadelphia PA IDA Commercial Development Red Lion (IDR, PNC Bank NA LOC)±§	4.50	12/01/2016	1,311,629
3,170,000	Philadelphia PA IDA Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.00	10/01/2011	3,249,218
3,255,000	Philadelphia PA Municipal Authority Lease Series B (Miscellaneous Revenue, AGM Insured)	5.25	11/15/2011	3,375,761
4,005,000	Philadelphia PA Redevelopment Authority Neighborhood Transformation Series A (Miscellaneous Revenue, NATL-RE & FGIC Insured)	5.25	04/15/2011	4,052,619
4,250,000	Philadelphia PA School District Series C (GO — Local, State Aid Withholding Insured)	5.00	09/01/2011	4,371,083
6,100,000	Philadelphia PA School District Series C (GO — Local, State Aid Withholding Insured)	5.00	09/01/2012	6,460,998
75,820,000	Philadelphia PA School District Tax & Revenue Antic Notes Series A (GO - Local)	2.50	06/30/2011	76,526,642
1,040,000	Westmoreland County PA IDA Excela Health Project (IDR)	3.00	07/01/2012	1,053,593

				426,845,052

Puerto Rico: 1.28%
28,180,000	Puerto Rico Commonwealth (GO — Local)±§	2.04	04/07/2011	28,074,325
500,000	Puerto Rico Commonwealth (GO — Local, NATL-RE Insured)±(m)(n)(a)	0.87	07/01/2011	496,440
8,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE Commonwealth Guaranty Insured)±(m)(n)(a)	0.69	07/01/2011	7,848,333
2,300,000	Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,402,695
11,005,000	Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	11,020,957
9,585,000	Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, NATL-RE Insured)±§	5.25	08/01/2029	9,709,126
25,110,000	Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank of Puerto Rico LOC)±§	5.75	08/01/2027	25,567,002
1,978,000	Puttable Floating Option Tax-Exempt Receipts 267 (Tax Revenue, AMBAC Insured)±§	0.50	08/01/2047	1,978,000

				87,096,878

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 143
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Rhode Island: 0.14%
$655,000	Providence RI Public Building Authority School & Public Facility Project Series A (GO — Local, AMBAC Insured)	5.38%	12/15/2011	$663,017
1,420,000	Rhode Island Housing & Mortgage Finance Corporation Homeowner Opportunity Series 50-A (GO — Local)	3.55	10/01/2011	1,445,688
7,660,000	Rhode Island State Health & Educational Building Corporation Health Facilities Saint Antonine Series A (Continuing Care Retirement Community Revenue, Allied Irish Bank plc LOC)±§	3.90	11/01/2018	7,660,000

				9,768,705

South Carolina: 1.50%
7,000,000	Greenville SC Hospital System Series B (Hospital Revenue, SunTrust Bank LOC)±§	0.92	05/01/2033	7,000,000
2,010,000	Orangeburg SC Joint Governmental Action Authority (Tax Revenue, NATL-RE Insured)	5.00	04/01/2011	2,025,919
4,075,000	Orangeburg SC Joint Governmental Action Authority (Tax Revenue, NATL-RE Insured)	5.00	10/01/2011	4,171,455
2,500,000	Piedmont SC Municipal Power Agency (Utilities Revenue, NATL-RE & FGIC Insured)	5.00	01/01/2022	2,500,000
11,875,000	Piedmont SC Municipal Power Agency Capital Appreciation 2004 Unrefunded Balance (Utilities Revenue, AMBAC Insured)^	5.33	01/01/2013	10,685,838
2,000,000	Richland County SC Series A (IDR)	4.60	09/01/2012	2,049,600
1,000,000	South Carolina Jobs Economic Development Authority Anmed Health Project (Hospital Revenue)	5.00	02/01/2013	1,060,480
1,000,000	South Carolina Jobs Economic Development Authority Georgetown Memorial Hospital (Hospital Revenue, AMBAC Insured)	5.50	11/01/2012	1,007,530
41,985,000	South Carolina Jobs Economic Development Authority Palmetto Health (Hospital Revenue)±§	1.09	08/01/2039	39,935,292
28,110,000	Tobacco Settlement Revenue Management Authority SC (Tobacco Revenue)	5.00	06/01/2018	28,163,690
3,000,000	Tobacco Settlement Revenue Management Authority SC (Pre Refunded Revenue)	6.38	05/15/2028	3,092,310

				101,692,114

South Dakota: 0.03%
400,000	Minnehaha County SD Bethany Lutheran Home Project Series A (Pre Refunded Revenue)	7.00	12/01/2023	443,984
1,920,000	South Dakota Housing Development Authority Homeownership Mortgage Series A (Housing Revenue)	3.85	05/01/2011	1,937,184

				2,381,168

Tennessee: 2.90%
3,295,000	Chattanooga Hamilton County TN Erlanger Health (Hospital Revenue, AGM Insured)	5.00	10/01/2012	3,488,976
20,570,000	Elizabethton TN Health & Educational Facilities Board Hospital Series B MBIA (Pre Refunded Revenue, NATL-RE-IBC Insured)	7.75	07/01/2029	22,599,025
1,335,000	Jackson TN Energy Authority Electric System (Utilities Revenue, Fifth Third Bank LOC)±§	0.71	04/01/2029	1,335,000
8,000,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Pre Refunded Revenue, NATL-RE-IBC Insured)	7.50	07/01/2025	8,846,880
8,960,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Pre Refunded Revenue)	7.50	07/01/2025	9,908,506
6,000,000	Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Pre Refunded Revenue)	7.50	07/01/2033	6,635,160
4,645,000	Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Hospital Revenue)	3.00	07/01/2011	4,652,339
3,635,000	Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Hospital Revenue)	5.00	07/01/2012	3,743,032
1,630,000	Johnson City TN Health & Educational Facilities Board Mountain States Health Alliance (Pre Refunded Revenue, NATL-RE Insured)	6.00	07/01/2012	1,723,644
10,000,000	Knox County TN (Miscellaneous Revenue, AGM Insured)±§	0.75	01/01/2046	10,000,000
28,000,000	Knox County TN (Hospital Revenue, AGM Insured)±§	0.75	01/01/2046	28,000,000

144 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Tennessee (continued)
$10,630,000	Knox County TN Health Educational & Housing Facilities Board Fort Sanders Alliance (Hospital Revenue, NATL-RE Insured)	5.75%	01/01/2012	$11,034,578
2,260,000	Metropolitan Government of Nashville & Davidson County TN (Water & Sewer Revenue, NATL-RE & FGIC Insured)	5.20	01/01/2013	2,376,819
4,865,000	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Meharry Medical College (Education Revenue, Fifth Third Bank LOC)±§	0.71	12/01/2024	4,865,000
350,000	Metropolitan Government of Nashville & Davidson County TN Industrial Development Board (IDR)±§	3.13	08/01/2031	347,417
4,900,000	Shelby County TN Health & Educational Facilities Board Southern College of Optometry Project (Education Revenue, Allied Irish Bank plc LOC)±§	3.15	06/01/2026	4,900,000
31,065,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2011	31,834,791
4,915,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	02/01/2012	5,088,794
7,805,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2012	8,208,206
2,770,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2013	2,932,461
1,965,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	02/01/2014	2,080,463
12,380,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2014	13,147,312
8,785,000	Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2011	8,812,409

				196,560,812

Texas: 11.27%
10,000,000	Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, NATL-RE Insured)	5.00	08/15/2034	10,002,900
5,000,000	Brazos River TX Authority (IDR, NATL-RE & FGIC Insured)	3.63	04/01/2012	5,061,750
10,000,000	Brazos River TX Harbor Navigation District Brazoria County Dow Chemical Company Project Series A-1 (IDR)±§	6.25	05/15/2033	10,374,200
3,000,000	Brazos River TX Harbor Navigation District The Dow Chemical Company (IDR)	5.25	10/01/2011	3,016,140
3,500,000	Brazos River TX Harbor Navigation District The Dow Chemical Company Series B 1 (IDR)±§	5.50	05/15/2033	3,534,860
10,000,000	Brazos River TX Harbor Navigation District The Dow Chemical Company Series B 3 (IDR)±§	5.50	05/15/2033	10,104,500
510,000	Garza County TX Public Facility Corporation Project (Tax Revenue)	5.00	10/01/2011	521,705
8,000,000	Gulf Coast TX Waste Disposal Authority (IDR)±§	1.80	06/01/2034	8,000,000
20,000,000	Gulf Coast TX Waste Disposal Authority (IDR)±§	1.75	12/01/2039	20,000,000
10,000,000	Gulf Coast TX Waste Disposal Authority Amoco Oil (IDR)±§	0.32	10/01/2017	10,000,000
1,535,000	Harlingen TX Waterworks & Sewer System (Water & Sewer Revenue, AGM Insured)	2.00	11/01/2011	1,548,754
11,500,000	Harris County TX Cultural Education Facilities Finance Corporation YMCA Greater Houston Series B (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	4.00	06/01/2038	11,500,000
15,475,000	Harris County TX Health Facilities Development Corporation Series A3 (Hospital Revenue, AGM Insured)±§	1.47	07/01/2031	15,475,000
8,675,000	Harris County TX Health Facilities Development Corporation Series A4 (Hospital Revenue, AGM Insured)±§	1.47	07/01/2031	8,675,000
1,255,000	Hidalgo County TX Health Services Corporation Mission Hospital Incorporated Project (Hospital Revenue)	5.00	08/15/2011	1,271,641
11,000,000	Houston TX First Lien Series C (Water & Sewer Revenue, AMBAC Insured)±§	5.00	05/15/2034	11,168,740
3,625,000	Houston TX First Lien Series C1 (Water & Sewer Revenue, AMBAC Insured)±§	5.00	05/15/2034	3,682,275
3,000,000	Houston TX Sub Lien Series A (Airport Revenue, AGM Insured)	5.75	07/01/2011	3,010,620
2,200,000	Houston TX Sub Lien Series B (Airport Revenue, NATL-RE & FGIC Insured)	5.25	07/01/2011	2,207,964
8,775,000	Lubbock TX Health Facilities Development Corporation St. Joseph Health Systems Series A (Hospital Revenue)±§	3.05	07/01/2030	8,900,658
4,500,000	Matagorda County TX PCR AEP Texas Center Project Navigation District # 1 (IDR)±§	5.13	06/01/2030	4,561,380
4,000,000	Mission TX Economic Development Corporation Solid Waste Disposal Republic Services Incorporated Series A (Resource Recovery Revenue)±§	0.95	01/01/2020	4,000,000
4,230,000	North Central Texas Health Facility Development Corporation Children’s Medical Center Project (Hospital Revenue, NATL-RE Insured)	5.75	08/15/2013	4,242,182
56,455,000	North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A-1 (Education Revenue)±§	0.90	07/01/2019	56,260,230

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 145
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$17,560,000	North Texas Tollway Authority First Tier Puttable Series L-2 (Transportation Revenue)±§	6.00%	01/01/2038	$18,984,467
15,000,000	North Texas Tollway Authority First Tier Series E2 (Transportation Revenue)±§	5.25	01/01/2038	15,556,200
500,000	Northeast Hospital Authority TX Northeast Medical Center (Hospital Revenue, AGM Insured)	6.25	05/15/2011	509,670
9,000,000	Northside Texas Independent School District School Building (GO — Local)±§	2.10	06/01/2039	9,041,760
1,000,000	Northwest TX Independent School District (GO — Local, PSF Guaranty Insured)±§	0.39	02/15/2015	1,000,000
6,850,000	Puttable Floating Option Tax-Exempt Receipts 265 (Utilities Revenue, FSA Insured)±§	0.51	12/01/2028	6,850,000
3,900,000	Red River TX Education Finance Corporation RB Parish Day School Project Series 2001-A (Education Revenue, Allied Irish Bank plc LOC)±§	3.65	12/01/2031	3,900,000
4,510,000	Red River TX Education Finance Corporation RB Parish Episcopal School Project Series 2004 (IDR, Allied Irish Bank plc LOC)±§	3.65	12/01/2034	4,510,000
1,525,000	Sabine River TX Industrial Northeast Texas National Rural Utility Company 84Q (Utilities Revenue)±§	1.20	08/15/2014	1,524,909
2,000,000	Sherman TX Independent School District School Building (GO — Local, PSF Guaranty Insured)±§	1.00	08/01/2036	2,003,580
4,055,000	Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series A (Utilities Revenue)	5.00	12/15/2011	4,172,433
107,095,000	Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Utilities Revenue)	5.63	12/15/2017	113,458,585
51,280,000	Texas Municipal Gas Acquisition & Supply Corporation Series A (Utilities Revenue)±§	0.90	09/15/2017	48,412,422
105,650,000	Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.81	09/15/2017	98,889,457
5,860,000	Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)±§	0.75	12/15/2017	5,214,580
4,985,000	Texas Municipal Power Agency Unrefunded Balance (Utilities Revenue, AMBAC Insured)^	1.13	09/01/2011	4,947,014
3,200,000	Texas State Linked SAVRS & RIBS (GO — State)	6.20	09/30/2011	3,311,648
56,545,000	Texas State Mobility Fund Series B (GO — State)±§	1.30	04/01/2030	56,545,000
117,750,000	Texas State PFA (Miscellaneous Revenue)	2.60	07/01/2020	117,868,928
1,000,000	Texas State Transportation Series B (Transportation Revenue)±§	0.57	04/01/2026	1,000,000
5,215,000	Texas Transportation Commission First Tier (Transportation Revenue)±§	5.00	08/15/2042	5,232,835
6,400,000	Titus Fresh Water Supply District TX Fresh Water Supply District # 1 Power Company (IDR)	4.50	07/01/2011	6,486,272
9,210,000	Weslaco TX Health Facilities Development Corporation (Hospital Revenue, Compass Bank LOC)±§	1.04	06/01/2031	9,210,000
8,150,000	Weslaco TX Health Facilities Development Knapp Medical Center Series A (Hospital Revenue, Compass Bank LOC)±§	1.04	06/01/2038	8,150,000

				763,900,259

Utah: 0.20%
13,740,000	Puttable Floating Option Tax-Exempt Receipts 4321 (Education Revenue, NATL-RE Insured)±§	0.48	04/01/2029	13,740,000
25,000	Utah State HFA SFMR Series E 2 Class I (Housing Revenue, FHA VA Mortgages Insured)	6.00	01/01/2031	25,119

				13,765,119

Virgin Islands: 0.22%
300,000	Virgin Islands PFA (Tax Revenue)	4.00	10/01/2012	309,510
400,000	Virgin Islands PFA (Tax Revenue)	4.00	10/01/2013	416,596
2,000,000	Virgin Islands PFA Senior Lien Series B (Tax Revenue)	5.00	10/01/2011	2,050,820
4,500,000	Virgin Islands PFA Senior Lien Series B (Tax Revenue)	5.00	10/01/2012	4,725,720
2,000,000	Virgin Islands PFA Sub Lien Series C (Tax Revenue)	5.00	10/01/2011	2,048,860
3,000,000	Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10/01/2012	3,149,670
1,000,000	Virgin Islands Water & Power Authority Series A (Water & Sewer Revenue)	4.00	07/01/2011	1,012,260
1,000,000	Virgin Islands Water & Power Authority Series A (Water & Sewer Revenue)	4.00	07/01/2012	1,029,560

				14,742,996

146 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Virginia: 0.98%
$2,245,000	Albemarle County VA IDA (IDR, SunTrust Bank LOC)±§	0.98%	06/01/2037	$2,245,000
15,025,000	Alexandria VA IDA American Society Clinical Series B (IDR, SunTrust Bank LOC)±§	0.80	10/01/2043	15,025,000
2,785,000	Arlington County VA IDA Waste Management Series B (Utilities Revenue, AGM Insured)	5.38	01/01/2011	2,785,000
10,750,000	Charles City County VA Economic Development Authority (Solid Waste Revenue)±§	1.20	02/01/2029	10,746,345
3,500,000	County of Pittsylvania VA (GO — Local)	3.50	07/15/2013	3,536,680
4,000,000	Covington VA Bond Anticipation Notes (GO — Local)	3.38	12/01/2012	4,067,560
4,275,000	Hopewell VA (Water & Sewer Revenue)	4.00	11/15/2012	4,381,619
7,000,000	Louisa VA IDA Virginia Electric & Power Company Project Series A (IDR)±§	1.38	09/01/2030	7,001,400
5,000,000	Peninsula Ports Authority VA Dominion Term Association Project (IDR)±§	5.00	10/01/2033	5,098,700
1,095,000	Richmond VA IDR Government Facilities Revenue Bonds (IDR, AMBAC Insured)	5.00	07/15/2011	1,117,316
3,350,000	Smyth County VA IDA (Hospital Revenue)	2.50	07/01/2011	3,353,987
3,560,000	Smyth County VA IDA (Hospital Revenue)	3.00	07/01/2012	3,583,959
3,600,000	Virginia Beach VA Residential Rental Silver Hill (Housing Revenue, SunTrust Bank LOC)±§	1.03	05/01/2025	3,600,000

				66,542,566

Washington: 0.72%
3,885,000	Greater Wenatchee Regional Events Center Limited Sales TRAN (Tax Revenue, GO of District Insured)	5.00	12/01/2011	3,895,800
1,000,000	Port of Seattle WA Series B (Transportation Revenue, NATL-RE & FGIC Insured)±	5.50	09/01/2011	1,030,400
560,000	Regional Events Center Special TRAN Series A (Tax Revenue, GO of District Insured)	5.25	12/01/2011	561,971
675,000	Tobacco Settlement Authority of Washington (Tobacco Revenue)	6.25	06/01/2011	682,061
2,000,000	Washington State EDFA Waste Management (IDR)±§	1.75	06/01/2020	1,998,620
570,000	Washington State Health Care Facilities Authority Central Washington Health Services (Hospital Revenue)	5.00	07/01/2011	577,239
560,000	Washington State Health Care Facilities Authority Central Washington Health Services (Hospital Revenue)	5.00	07/01/2012	578,726
8,810,000	Washington State Housing Financing (Continuing Care Retirement Community Revenue, Sovereign Bank LOC)±§	0.80	12/01/2031	8,810,000
15,960,000	Washington State Housing Financing (Housing Revenue, Key Bank NA LOC)±§	1.00	07/01/2043	15,960,000
13,350,000	Washington State Housing Financing Seattle Apartment Museum Project (Miscellaneous Revenue, Allied Irish Bank plc LOC)±§	3.50	07/01/2033	13,350,000
1,300,000	Washington State Public Power Supply System Nuclear Project #1 Energy Northwest (Utilities Revenue, AGM Insured)±§(m)(n)(a)	0.48	07/01/2011	1,281,045

				48,725,862

Wisconsin: 0.79%
1,000,000	Burlington Area WI School District (GO — Local, NATL-RE Insured)	3.75	04/01/2011	1,007,940
500,000	Kronenwetter WI RDA (Tax Revenue)	4.50	05/01/2011	500,585
1,000,000	Milwaukee County WI Airport Revenue (Miscellaneous Revenue)	5.00	12/01/2012	1,057,750
780,000	Monona Sewer Systems Revenue Wisconsin Bond Anticipation Notes (Water & Sewer Revenue)	4.50	05/01/2011	782,020
7,645,000	Puttable Floating Option Tax-Exempt Receipts 4391 (GO — State)±§	0.44	09/01/2017	7,645,000
1,010,000	Wisconsin Health & Educational Facilities Authority (Hospital Revenue)	3.00	06/01/2011	1,014,484
2,810,000	Wisconsin Health & Educational Facilities Authority (Continuing Care Retirement Community Revenue)	4.00	06/01/2012	2,880,531
870,000	Wisconsin Health & Educational Facilities Authority (Hospital Revenue)	3.00	12/15/2012	886,922
245,000	Wisconsin Health & Educational Facilities Authority (Hospital Revenue, AMBAC Insured)	5.63	02/15/2013	252,522
4,650,000	Wisconsin State HEFA (Hospital Revenue)	4.00	07/15/2011	4,697,058
5,000,000	Wisconsin State HEFA (Hospital Revenue)	4.00	07/15/2012	5,118,500
735,000	Wisconsin State HEFA (Hospital Revenue)	5.00	07/01/2013	777,432
6,000,000	Wisconsin State HEFA (Hospital Revenue)	5.00	07/15/2013	6,301,980

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 147
ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wisconsin (continued)
$7,240,000	Wisconsin State HEFA Aurora Health Care Obligated (Hospital Revenue, NATL-RE Insured)	5.25%	08/15/2012	$7,258,969
13,165,000	Wisconsin State HEFA Ripon College (Education Revenue, Marshall & Ilsley Bank LOC)±§	2.48	06/01/2036	13,165,000

				53,346,693

Wyoming: 0.02%
1,230,000	Sweetwater County WY Improvement Projects Joint Powers Board (Miscellaneous Revenue, NATL-RE Insured)	5.00	06/15/2012	1,252,042

Total Municipal Bonds and Notes (Cost $6,507,589,415)				6,526,822,966

Short-Term Investments: 3.26%

Commercial Paper: 0.34%
22,500,000	Jefferson County KY PCR (Miscellaneous Revenue)	1.25	06/09/2011	22,500,000

Shares		Yield
Investment Companies: 2.92%
198,062,521	Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.18		198,062,521

Total Short-Term Investments (Cost $220,562,521)				220,562,521

Total Investments in Securities (Cost $6,728,151,936)*	99.52%	6,747,385,487
Other Assets and Liabilities, Net	0.48	32,838,233

Total Net Assets	100.00%	$6,780,223,720

(l)	Investment in an affiliate.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

^	Zero coupon security. Rate represents yield to maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $6,728,151,936 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,198,576
Gross unrealized depreciation	(7,965,025)

Net unrealized appreciation	$19,233,551
The accompanying notes are an integral part of these financial statements.

148 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
WISCONSIN TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 98.16%
Alabama: 0.60%
$740,000	Birmingham AL New Public Housing Authority (Housing Revenue, US Government Guaranteed)	5.00%	06/01/2011	$754,482

Guam: 4.30%
650,000	Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	631,300
1,600,000	Guam International Airport Authority Series B (Airport Revenue, NATL-RE Insured)	5.25	10/01/2016	1,679,568
500,000	Guam International Airport Authority Series C (Airport Revenue, NATL-RE Insured)	5.38	10/01/2017	511,965
5,000	Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.25	10/01/2013	4,981
1,000,000	Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	979,190
500,000	Territory of Guam Limited Obligation Section 30 Series A (Tax Revenue)	5.00	12/01/2013	526,730
1,000,000	Territory of Guam Limited Obligation Section 30 Series A (Tax Revenue)	5.50	12/01/2019	1,064,050

				5,397,784

Puerto Rico: 35.29%
500,000	Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12/01/2015	532,555
335,000	Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12/01/2019	344,842
260,000	Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12/01/2020	265,832
250,000	Children’s Trust Fund Puerto Rico Tobacco Settlement Asset Backed Bonds (Tobacco Revenue)	4.13	05/15/2011	250,385
750,000	Children’s Trust Fund Puerto Rico Tobacco Settlement Asset Backed Bonds (Tobacco Revenue)	5.00	05/15/2011	753,555
25,000	Puerto Rico Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE-IBC Commonwealth Guaranteed)	6.25	07/01/2012	27,055
500,000	Puerto Rico Commonwealth (GO — Local)±§	2.04	04/07/2011	498,125
500,000	Puerto Rico Commonwealth (GO — Local, NATL-RE Insured)±§(a)	0.87	07/01/2011	496,440
1,750,000	Puerto Rico Commonwealth (GO — State, AGM Insured)	5.00	07/01/2015	1,859,480
1,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (Water & Sewer Revenue, NATL-RE Commonwealth Guaranteed)±§(a)(m)(n)	0.69	07/01/2011	981,042
1,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Floaters Series 2601 (Utilities Revenue, AGM Insured)±§	0.39	07/01/2047	1,000,000
975,000	Puerto Rico Commonwealth Highway & Transportation Authority Floaters Series DCL 008 (Transportation Revenue, FSA Insured)±§	0.43	07/01/2030	975,000
1,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series L (Transportation Revenue, CIFG Insured)	5.25	07/01/2019	1,020,960
2,250,000	Puerto Rico Commonwealth Highway & Transportation Authority Series 2447 (Transportation Revenue, AGM Insured)±§	0.35	07/01/2036	2,250,000
165,000	Puerto Rico Commonwealth Highway & Transportation Authority Series A (Transportation Revenue, AMBAC Insured)	5.50	07/01/2013	175,832
300,000	Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, AGM Insured)	5.50	07/01/2013	317,226
1,795,000	Puerto Rico Commonwealth Highway & Transportation Authority Series W (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2015	1,955,563
1,500,000	Puerto Rico Commonwealth Highway & Transportation Authority Series W MBIA (Transportation Revenue, NATL-RE-IBC Insured)	5.50	07/01/2013	1,569,540
2,500,000	Puerto Rico Commonwealth Infrastructure Financing Authority Series C (Tax Revenue, AMBAC Insured)	5.50	07/01/2012	2,611,625
100,000	Puerto Rico Commonwealth Public Improvement (GO — State, AGM Insured)	5.25	07/01/2020	106,143
350,000	Puerto Rico Commonwealth Refunding (Tax Revenue, FGIC Insured)	5.50	07/01/2013	372,978
200,000	Puerto Rico Commonwealth Refunding Insured Public Improvement Series A (GO — State, NATL-RE Insured)	5.50	07/01/2016	213,410

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 149
WISCONSIN TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico (continued)
$1,000,000	Puerto Rico Commonwealth Refunding Public Improvement Series A-AGC-ICC (GO — State, AGM Insured)	5.50%	07/01/2018	$1,102,500
650,000	Puerto Rico Electric Power Authority Series 00 (Utilities Revenue, CIFG Insured)	5.00	07/01/2013	691,925
900,000	Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, XLCA Insured)	5.25	07/01/2012	947,619
640,000	Puerto Rico Electric Power Authority Series KK (Utilities Revenue, XLCA Insured)	5.00	07/01/2011	652,186
2,500,000	Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±§	0.71	07/01/2029	1,802,100
500,000	Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.00	07/01/2011	509,520
500,000	Puerto Rico Electric Power Authority Series WW (Utilities Revenue)	5.25	07/01/2033	470,465
500,000	Puerto Rico HFA Capital Funding Modernization (Housing Revenue)	5.50	12/01/2018	556,795
4,220,000	Puerto Rico HFA Capital Funding Modernization (Housing Revenue)	5.13	12/01/2027	4,170,457
265,000	Puerto Rico HFA Unrefunded Balance Capital Fund Program (Housing Revenue, HUD Insured)	5.00	12/01/2014	284,864
520,000	Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12/01/2011	539,552
2,090,000	Puerto Rico HFA Vivienda Modernization (Housing Revenue)	4.75	10/01/2011	2,093,031
10,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Dr. Pila Hospital Project A (IDR, FHA Insured)	5.88	08/01/2012	10,032
175,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Dr. Pila Hospital Project A (Hospital Revenue, NATL-RE Insured)	5.50	07/01/2017	175,140
25,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Dr. Pila Hospital Project A (Hospital Revenue)	6.50	11/15/2020	25,328
600,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities University Plaza Project Series A (Education Revenue, NATL-RE Insured)	5.63	07/01/2013	609,108
1,000,000	Puerto Rico Municipal Finance Agency Series A FSA Insured (GO — Local, AGM Insured)	5.75	08/01/2011	1,008,730
105,000	Puerto Rico Municipal Finance Agency Series B (GO — Local, CIFG Insured)	5.25	07/01/2017	109,673
30,000	Puerto Rico Public Buildings Authority Government Facilities Series D Prerefunded (Pre Refunded Revenue)	5.13	07/01/2024	31,917
10,000	Puerto Rico Public Buildings Authority Government Facilities Series D Unrefunded (GO — State, Commonwealth Guaranty Insured)	5.13	07/01/2024	9,563
1,465,000	Puerto Rico Public Buildings Authority Prerefunded CCAB Series D (Pre Refunded Revenue, AMBAC Insured)	0.00	07/01/2030	1,560,196
1,500,000	Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Pre Refunded Revenue, AMBAC Insured)	5.13	06/01/2024	1,654,455
1,225,000	Puerto Rico Public Finance Corporation Prerefunded Commonwealth Appropriation E (Pre Refunded Revenue)	5.50	08/01/2029	1,288,516
1,200,000	Puerto Rico Public Improvement Series A (GO — State, NATL-RE Insured)	6.25	07/01/2013	1,301,892
200,000	Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	4.63	08/01/2019	209,118
2,000,000	Puerto Rico Sales Tax Financing Corporation First Subseries A (Tax Revenue)	6.38	08/01/2039	2,125,360
1,185,000	University of Puerto Rico Series P (Education Revenue)	5.00	06/01/2017	1,224,543
500,000	University of Puerto Rico Series Q (Education Revenue)	5.00	06/01/2016	524,890

				44,267,063
Texas: 1.39%
2,000,000	Tarrant County TX Housing Finance Corporation Compound Interest (Pre Refunded Revenue, NATL-RE Insured)^	2.42	09/15/2016	1,741,160

Virgin Islands: 7.62%
255,000	Tobacco Settlement Financing Corporation Virgin Islands Asset Backed Bonds (Tobacco Revenue)	4.60	05/15/2011	255,836
750,000	Tobacco Settlement Financing Corporation Virgin Islands Asset Backed Bonds (Tobacco Revenue)	4.95	05/15/2014	751,433
150,000	University of the Virgin Islands Series A (GO — Local, ACA GO of University Insured)	5.85	12/01/2014	151,683
590,000	Virgin Islands PFA (Tax Revenue, AGM Insured)	5.00	10/01/2014	650,699
250,000	Virgin Islands PFA (Tax Revenue, NATL-RE & FGIC Insured)	5.00	10/01/2016	271,535

150 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
WISCONSIN TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Virgin Islands (continued)
$10,000	Virgin Islands PFA Escrowed to Maturity Series A (Pre Refunded Revenue)	7.30%	10/01/2018	$12,254
250,000	Virgin Islands PFA Gross Tax Receipts (Tax Revenue, NATL-RE & FGIC Insured)	5.00	10/01/2012	262,540
500,000	Virgin Islands PFA Senior Lien Capital Projects Series A-1 (Tax Revenue)	3.00	10/01/2013	506,500
2,700,000	Virgin Islands PFA Senior Lien Matching Fund Loan Note Series A (Tax Revenue)	5.25	10/01/2019	2,811,699
1,000,000	Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	6.00	10/01/2039	1,000,560
1,000,000	Virgin Islands Public Finance Authority Series A (Tax Revenue)	6.75	10/01/2037	1,029,310
500,000	Virgin Islands Water & Power Authority (Utilities Revenue, NATL-RE-IBC Insured)	5.30	07/01/2021	500,260
1,000,000	Virgin Islands Water & Power Authority Series A (Water & Sewer Revenue)	5.00	07/01/2018	1,080,720
300,000	Virgin Islands Water & Power Authority Series A (Water & Sewer Revenue)	5.00	07/01/2031	274,461

				9,559,490

West Virginia: 0.32%
470,000	Kanawha Mercer Nicholas Counties WV Single Family Prerefunded (Housing Revenue)^	3.94	02/01/2015	400,402

Wisconsin: 48.64%
20,000	Ashwaubenon WI CDA Arena Project (Miscellaneous Revenue)	4.80	06/01/2016	20,807
100,000	Ashwaubenon WI CDA Arena Project (Miscellaneous Revenue)	5.05	06/01/2019	104,681
815,000	Ashwaubenon WI CDA Arena Project (Miscellaneous Revenue)	5.10	06/01/2020	853,721
80,000	Baraboo WI CDA (Housing Revenue)	4.80	03/01/2011	80,365
50,000	Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.20	04/01/2012	50,287
100,000	Brown County WI Housing Authority University Village Housing Incorporated Project Series B (Education Revenue)	4.50	04/01/2014	100,444
1,540,000	Cudahy WI CDA Redevelopment Lease Revenue Refunding Series B (Miscellaneous Revenue)	4.55	06/01/2019	1,559,958
660,000	Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.60	06/01/2030	664,099
500,000	Delafield WI CDA St. Johns Northwestern Military (Education Revenue, Town Bank LOC)	4.70	06/01/2034	501,220
100,000	Glendale WI CDA Bayshore Public Parking A (Miscellaneous Revenue)	4.75	10/01/2020	103,487
145,000	Glendale WI CDA Tax Increment 6 (Tax Revenue)	5.00	10/01/2019	146,422
10,000	Green Bay Brown County WI Professional Football Stadium District Lambeau Field Renovation Project A (Tax Revenue, AMBAC Insured)	4.45	02/01/2011	10,035
215,000	Green Bay Brown County WI Professional Football Stadium District Lambeau Field Renovation Project A (Tax Revenue, AMBAC Insured)	4.75	02/01/2014	215,703
140,000	Green Bay Brown County WI Professional Football Stadium District Lambeau Field Renovation Project A (Tax Revenue, AMBAC Insured)	5.00	02/01/2019	140,543
3,150,000	Green Bay WI Housing Authority Sisters of St. Francis Project (Hospital Revenue, Allied Irish Bank plc LOC)±§	3.31	01/01/2035	3,150,000
1,100,000	Green Bay WI Housing Authority Student University Village Housing (Housing Revenue)	5.00	04/01/2030	1,070,740
1,445,000	Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00	04/01/2016	1,543,968
250,000	Green Bay WI RDA Bellin Memorial Hospital (Hospital Revenue)	5.50	12/01/2023	256,273
20,000	Green Bay WI RDA Bellin Memorial Hospital Series A (Hospital Revenue)	5.00	02/15/2013	20,512
10,000	Green Bay WI RDA Bellin Memorial Hospital Series A (Hospital Revenue)	5.50	02/15/2021	10,065
100,000	Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	1.50	04/01/2012	100,935
320,000	Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.10	04/01/2014	325,738
125,000	Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	04/01/2015	127,959
405,000	Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	04/01/2016	414,032
500,000	Greenfield WI CDA Housing Revenue Layton Terrace Project (Housing Revenue)±§	4.75	09/01/2033	500,320
500,000	Kronenwetter WI RDA (Tax Revenue)	4.50	05/01/2011	500,585
200,000	Little Chute WI CDA (Miscellaneous Revenue)	4.25	03/01/2017	206,506
200,000	Little Chute WI CDA (Miscellaneous Revenue)	4.35	03/01/2018	205,474

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 151
WISCONSIN TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wisconsin (continued)
$5,000,000	Madison WI CDA Wisconsin Alumni Research Foundation (Miscellaneous Revenue)	5.00%	10/01/2039	$5,017,200
265,000	Milwaukee WI RDA Milwaukee School Energy Project Series B (Education Revenue, Marshall & Ilsley Bank LOC)	4.00	07/01/2011	267,955
1,000,000	Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	07/01/2022	1,046,190
470,000	Milwaukee WI RDA Milwaukee School Engineering Project Series B (Miscellaneous Revenue, Marshall & Ilsley Bank LOC)	5.05	07/01/2019	477,271
470,000	Milwaukee WI RDA Milwaukee School Engineering Project Series B (Miscellaneous Revenue, Marshall & Ilsley Bank LOC)	5.15	07/01/2020	475,485
470,000	Milwaukee WI RDA Milwaukee School Engineering Project Series B (Miscellaneous Revenue, Marshall & Ilsley Bank LOC)	5.20	07/01/2021	474,601
470,000	Milwaukee WI RDA Milwaukee School Engineering Project Series B (Miscellaneous Revenue, Marshall & Ilsley Bank LOC)	5.30	07/01/2022	474,705
470,000	Milwaukee WI RDA Milwaukee School Engineering Project Series B (Miscellaneous Revenue, Marshall & Ilsley Bank LOC)	5.35	07/01/2023	473,600
50,000	Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Insured)	3.80	08/01/2014	52,359
550,000	Milwaukee WI RDA Public Schools (Miscellaneous Revenue, AMBAC Insured)	4.25	08/01/2019	558,701
100,000	Milwaukee WI RDA Public Schools Neighborhood Schools Series A (Miscellaneous Revenue, AMBAC Insured)	4.20	08/01/2012	104,921
750,000	Milwaukee WI RDA Science Education Consortium Project Series A (Education Revenue)	5.13	08/01/2015	748,148
300,000	Milwaukee WI RDA Science Education Consortium Project Series A (GO — Local)	5.63	08/01/2025	265,410
1,000,000	Milwaukee WI RDA Science Education Consortium Project Series A (Education Revenue)	5.75	08/01/2035	833,930
870,000	Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	4.60	08/01/2024	875,490
3,000,000	Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue, Moral Obligation Insured)	5.00	08/01/2030	3,020,700
95,000	Milwaukee WI RDA Summerfest Project (Miscellaneous Revenue)	4.20	08/01/2011	96,967
1,000,000	Monroe WI RDA Monroe Clinic Incorporated (Miscellaneous Revenue)	5.50	02/15/2029	946,190
1,500,000	Monroe WI RDA Monroe Clinic Incorporated (Hospital Revenue)	5.88	02/15/2039	1,439,220
300,000	Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12/01/2018	311,118
1,000,000	Neenah WI CDA Series A (Miscellaneous Revenue)	5.13	12/01/2023	1,032,610
1,000,000	Oak Creek WI Housing Authority Wood Creek Project (Housing Revenue, GNMA Insured)	5.50	07/20/2019	1,000,710
350,000	Oakfield WI CDA (Miscellaneous Revenue)	5.40	12/01/2021	351,236
325,000	Osceola WI RDA (Miscellaneous Revenue)	4.75	12/01/2011	332,852
235,000	Osceola WI RDA (Miscellaneous Revenue)	5.15	12/01/2015	238,631
410,000	Osceola WI RDA (Miscellaneous Revenue)	5.38	12/01/2020	411,841
500,000	Oshkosh WI RDA (Miscellaneous Revenue, Investors Community Bank LOC)	4.25	07/01/2030	457,130
1,545,000	Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Pre Refunded Revenue, NATL-RE Insured)	5.50	12/15/2015	1,622,667
1,300,000	Southeast Wisconsin Professional Baseball Park District Junior Lien Series B (Pre Refunded Revenue, NATL-RE Insured)	5.50	12/15/2017	1,364,454
160,000	Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2015	182,624
100,000	Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.00	12/15/2017	104,485
1,765,000	Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2017	2,014,430
280,000	Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2018	328,238
240,000	Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2021	277,937
1,600,000	Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50	12/15/2023	1,743,088

152 Wells Fargo Advantage Municipal Income Funds	Portfolio of Investments—December 31, 2010 (Unaudited)
WISCONSIN TAX-FREE FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wisconsin (continued)
$1,705,000	Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, NATL-RE Insured)	5.50%	12/15/2026	$1,786,414
120,000	St. Croix Falls WI CDA (Miscellaneous Revenue)	4.40	12/01/2011	123,344
80,000	St. Croix Falls WI CDA (Miscellaneous Revenue)	4.50	12/01/2011	81,752
160,000	St. Croix Falls WI CDA (Miscellaneous Revenue)	4.50	12/01/2012	164,014
90,000	St. Croix Falls WI CDA (Miscellaneous Revenue)	4.85	12/01/2014	92,968
275,000	Sturgeon Bay WI Waterfront RDA Refunded Series A (Miscellaneous Revenue)	4.50	10/01/2021	266,992
300,000	Sturtevant WI CDA (Miscellaneous Revenue)	4.40	12/01/2015	302,676
200,000	Sturtevant WI CDA (Miscellaneous Revenue)	4.55	12/01/2016	201,564
300,000	Sun Prairie WI CDA Tax Incremental # 6 & 7 (Tax Revenue)	3.80	02/01/2018	308,583
220,000	Sun Prairie WI CDA Tax Incremental # 6 & 7 (Tax Revenue)	4.00	02/01/2019	222,983
250,000	Sun Prairie WI CDA Tax Incremental # 6 & 7 (Tax Revenue)	4.50	02/01/2022	252,358
100,000	Verona WI CDA (Miscellaneous Revenue)	4.30	02/01/2015	104,753
775,000	Verona WI CDA (Miscellaneous Revenue)	5.38	12/01/2022	785,610
300,000	Warrens WI CDA (Miscellaneous Revenue)	3.70	10/01/2014	239,880
70,000	Warrens WI CDA (Miscellaneous Revenue)	5.00	11/01/2016	38,446
120,000	Warrens WI CDA (Miscellaneous Revenue)	5.10	11/01/2020	58,951
550,000	Waukesha County WI Housing Authority Brookfield Woods Project (Housing Revenue, FirstStar Bank NA LOC)±§	4.80	03/01/2034	551,628
100,000	Waukesha County WI Housing Authority Steeple View Incorporated Project (Housing Revenue, Associated Bank NA LOC)±§	0.75	12/01/2034	100,000
340,000	Waukesha County WI Housing Authority The Arboretum Project (Continuing Care Retirement Community Revenue)±§	5.00	12/01/2027	343,223
250,000	Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	4.25	12/01/2025	240,328
135,000	Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	2.30	12/01/2016	132,975
335,000	Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	2.65	12/01/2017	328,504
150,000	Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	4.00	12/01/2023	144,629
150,000	Waukesha WI Redevelopment Authority Welldall Manufacturing Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	4.20	12/01/2024	145,910
720,000	Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10/01/2020	756,821
1,340,000	Wisconsin Center District Capital Appreciation Bonds (Tax Revenue, AGM Insured)^	5.84	12/15/2030	424,834
280,000	Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25	12/15/2015	317,324
385,000	Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25	12/15/2016	438,854
50,000	Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25	12/15/2018	56,474
500,000	Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25	12/15/2019	559,380
405,000	Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25	12/15/2023	438,838
230,000	Wisconsin Center District Junior Dedicated (Tax Revenue, AGM Insured)	5.25	12/15/2027	241,909
65,000	Wisconsin Dells CDA Series A (Miscellaneous Revenue)	4.65	09/01/2014	65,694
70,000	Wisconsin Dells CDA Series A (Miscellaneous Revenue)	4.80	09/01/2015	70,665
80,000	Wisconsin Dells CDA Series A (Miscellaneous Revenue)	5.00	09/01/2017	80,539
125,000	Wisconsin HFA (Housing Revenue, FHA Insured)	6.10	06/01/2021	148,019
320,000	Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.75	05/01/2037	323,098
25,000	Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.63	11/01/2037	21,822
290,000	Wisconsin Housing & Economic Development Authority AMT Series A (Housing Revenue, GO of Authority Insured)	4.70	05/01/2047	245,821
1,960,000	Wisconsin Housing & Economic Development Authority Series A (Housing Revenue)±§	4.25	12/01/2035	2,045,397

Portfolio of Investments—December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 153
WISCONSIN TAX-FREE FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Wisconsin (continued)
$3,500,000	Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured)		5.75%	11/01/2043	$3,463,985
2,015,000	Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, GO of Authority Insured)		4.90	11/01/2035	1,893,672
					61,019,604

Total Municipal Bonds and Notes (Cost $121,997,158)					123,139,985

Total Investments in Securities (Cost $121,997,158)*		98.16%			123,139,985
Other Assets and Liabilities, Net		1.84			2,305,735
Total Net Assets		100.00%			$125,445,720

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $121,997,158 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,265,874
Gross unrealized depreciation	(1,123,047)
Net unrealized appreciation	$1,142,827
The accompanying notes are an integral part of these financial statements.

154 Wells Fargo Advantage Municipal Income Funds	Statements of Assets and Liabilities—December 31, 2010

	California
	Limited-Term		California
	Tax-Free Fund		Tax-Free Fund

Assets
Investments
In unaffiliated securities, at value	$339,093,440		$724,733,181
In affiliated securities, at value	1,039,894		4,863,244

Total investments, at value (see cost below)	340,133,334		729,596,425
Cash	0		124
Receivable for investments sold	334,186		130,000
Receivable for Fund shares sold	220,842		233,841
Receivable for interest	4,743,621		11,256,073
Prepaid expenses and other assets	24,757		29,204

Total assets	345,456,740		741,245,667

Liabilities
Payable for floating-rate notes issued	0		0
Dividends payable	461,104		1,062,618
Payable for investments purchased	0		0
Payable for Fund shares redeemed	197,378		1,528,323
Due to custodian bank	0		0
Investment advisory fee payable	78,935		172,354
Distribution fees payable	21,521		27,700
Due to other related parties	57,371		144,249
Shareholder report expenses payable	1,145		51,297
Shareholder servicing fees payable	78,443		167,084
Accrued expenses and other liabilities	21,275		35,679

Total liabilities	917,172		3,189,304

Total net assets	$344,539,568		$738,056,363

NET ASSETS CONSIST OF
Paid-in capital	$344,665,016		$754,286,881
Undistributed (overdistributed) net investment income	144,194		64,825
Accumulated net realized gains (losses) on investments	(1,268,031)		(7,528,373)
Net unrealized gains (losses) on investments	998,389		(8,766,970)

Total net assets	$344,539,568		$738,056,363

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE [1]
Net assets — Class A	$139,827,269		$521,383,120
Shares outstanding — Class A	13,375,441		50,338,742
Net asset value per share — Class A	$10.45		$10.36
Maximum offering price per share — Class A	$10.77	[2]	$10.85 [3]
Net assets — Class B	NA		$3,240,501
Shares outstanding — Class B	NA		306,595
Net asset value per share — Class B	NA		$10.57
Net assets — Class C	$31,128,115		$36,332,333
Shares outstanding — Class C	2,977,907		3,439,526
Net asset value per share — Class C	$10.45		$10.56
Net assets — Administrator Class	$173,584,184		$177,100,409
Shares outstanding — Administrator Class	16,866,027		17,064,271
Net asset value per share — Administrator Class	$10.29		$10.38
Net assets — Institutional Class	NA		NA
Shares outstanding — Institutional Class	NA		NA
Net asset value per share — Institutional Class	NA		NA
Net assets — Investor Class	NA		NA
Shares outstanding — Investor Class	NA		NA
Net asset value per share — Investor Class	NA		NA

Total investments, at cost	$339,134,945		$738,363,395

1.	Each Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

3.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

4.	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—December 31, 2010	Wells Fargo Advantage Municipal Income Funds 155

						Short-Term		Ultra Short-Term
Colorado	Intermediate		Minnesota		Municipal	Municipal		Municipal	Wisconsin
Tax-Free Fund	Tax/AMT-Free Fund		Tax-Free Fund		Bond Fund	Bond Fund		Income Fund	Tax-Free Fund

$98,647,494	$1,160,367,184		$171,604,799		$2,429,721,357	$3,679,472,893		$6,549,322,966	$123,139,985
2,740,101	1,938,134		94,527		48,446	27,564,719		198,062,521	0

101,387,595	1,162,305,318		171,699,326		2,429,769,803	3,707,037,612		6,747,385,487	123,139,985
0	141		0		0	689,514		262,500	928,507
0	475,000		454,614		5,120,235	5,200,106		44,780,319	385,000
2,306	2,600,654		62,172		3,589,741	3,986,907		27,016,417	97,556
1,068,499	14,464,054		2,775,058		26,177,131	35,548,956		38,523,999	1,390,393
7,018	170,109		16,325		360,623	333,859		720,514	36,155

102,465,418	1,180,015,276		175,007,495		2,465,017,533	3,752,796,954		6,858,689,236	125,977,596

975,000	0		0		48,025,000	0		0	0
257,286	1,166,608		294,493		4,060,147	2,449,082		3,120,944	79,308
0	3,000,000		0		4,049,890	26,154,465		42,250,000	0
60,014	2,938,397		186,065		6,511,266	10,768,869		29,117,315	351,552
0	0		0		52,668	0		0	0
20,392	239,426		33,758		610,548	513,104		1,316,849	20,029
2,765	36,394		5,652		109,944	148,089		190,863	7,585
17,924	219,019		27,364		489,726	717,746		1,138,494	24,917
13,662	12,242		32,575		33,924	4,884		0	5,822
23,974	233,850		39,819		441,309	700,896		1,047,179	26,382
20,759	76,560		23,942		192,191	153,438		283,872	16,281

1,391,776	7,922,496		643,668		64,576,613	41,610,573		78,465,516	531,876

$101,073,642	$1,172,092,780		$174,363,827		$2,400,440,920	$3,711,186,381		$6,780,223,720	$125,445,720

$104,484,926	$1,168,178,720		$171,868,834		$2,431,448,296	$3,693,053,605		$6,784,322,508	$124,409,120
104,007	(33,151)		461,586		(241,864)	(132,159)		(418,109)	(10,750)
(730,832)	3,030,017		(311,613)		10,565,903	4,232,330		(22,914,230)	(95,477)
(2,784,459)	917,194		2,345,020		(41,331,415)	14,032,605		19,233,551	1,142,827

$101,073,642	$1,172,092,780		$174,363,827		$2,400,440,920	$3,711,186,381		$6,780,223,720	$125,445,720

$56,005,370	$275,984,234		$55,678,139		$1,416,877,564	$935,708,302		$2,884,453,832	$11,201,202
5,613,614	25,767,081		5,338,230		152,464,370	94,817,474		599,740,639	1,064,380
$9.98	$10.71		$10.43		$9.29	$9.87		$4.81	$10.52
$10.45 [3]	$11.04	[2]	$10.92	[3]	$9.73 [3]	$10.18	[2]	$4.91 [4]	$11.02 [3]
$113,535	NA		$655,125		$35,375,410	NA		NA	NA
11,363	NA		62,805		3,805,510	NA		NA	NA
$9.99	NA		$10.43		$9.30	NA		NA	NA
$3,699,963	$53,897,552		$7,653,994		$123,063,618	$216,196,072		$274,511,331	$11,113,615
370,554	5,032,079		733,919		13,245,287	21,906,562		57,012,464	1,056,190
$9.98	$10.71		$10.43		$9.29	$9.87		$4.81	$10.52
$41,254,774	$331,826,274		$110,376,569		$57,996,212	$75,128,736		$157,033,923	NA
4,135,338	30,963,976		10,585,589		6,235,395	7,596,846		32,669,324	NA
$9.98	$10.72		$10.43		$9.30	$9.89		$4.81	NA
NA	$108,852,433		NA		$460,052,509	$662,619,346		$2,208,330,722	NA
NA	10,150,852		NA		49,502,924	67,023,182		459,227,619	NA
NA	$10.72		NA		$9.29	$9.89		$4.81	NA
NA	$401,532,287		NA		$307,075,607	$1,821,533,925		$1,255,893,912	$103,130,903
NA	37,502,376		NA		33,049,518	184,386,305		260,897,011	9,800,607
NA	$10.71		NA		$9.29	$9.88		$4.81	$10.52

$104,172,054	$1,161,388,124		$169,354,306		$2,471,101,218	$3,693,005,007		$6,728,151,936	$121,997,158

156 Wells Fargo Advantage Municipal Income Funds	Statements of Operations—Six Months Ended December 31, 2010 (Unaudited)

	California
	Limited-Term	California
	Tax-Free Fund	Tax-Free Fund

Investment income
Interest	$5,786,432	$19,768,659
Income from affiliated securities	9,954	8,184

Total investment income	5,796,386	19,776,843

Expenses
Investment advisory fee	644,299	1,369,342
Administration fees
Fund level	92,043	200,868
Class A	109,826	454,651
Class B	NA	3,353
Class C	25,633	32,224
Administrator Class	99,977	96,896
Institutional Class	NA	NA
Investor Class	NA	NA
Shareholder servicing fees
Class A	166,206	706,881
Class B	NA	4,991
Class C	39,772	50,021
Administrator Class	249,942	241,971
Investor Class	NA	NA
Distribution fees
Class B	NA	15,596
Class C	119,317	150,062
Custody and accounting fees	8,402	17,339
Professional fees	20,114	8,230
Registration fees	4,077	4,493
Shareholder report expenses	6,116	2,066
Trustees’ fees and expenses	5,390	1,241
Interest expenses and fees	975	0
Other fees and expenses	2,065	5,928

Total expenses	1,594,154	3,366,153
Less: Fee waivers and/or expense reimbursements	(198,935)	(375,057)

Net expenses	1,395,219	2,991,096

Net investment income	4,401,167	16,785,747

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	178,708	3,760,432
Futures transactions	(129,646)	(409,069)

Net realized gains (losses) on investments	49,062	3,351,363

Net change in unrealized gains (losses) on:
Unaffiliated securities	(2,514,804)	(29,333,108)
Futures transactions	53,963	170,884

Net change in unrealized gains (losses) on investments	(2,460,841)	(29,162,224)

Net realized and unrealized gains (losses) on investments	(2,411,779)	(25,810,861)

Net increase (decrease) in net assets resulting from operations	$1,989,388	$(9,025,114)

1.	Class commenced operations on July 30, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Operations—Six Months Ended December 31, 2010 (Unaudited)	Wells Fargo Advantage Municipal Income Funds 157

				Short-Term	Ultra Short-Term
Colorado	Intermediate	Minnesota	Municipal	Municipal	Municipal	Wisconsin
Tax-Free Fund	Tax/AMT-Free Fund	Tax-Free Fund	Bond Fund	Bond Fund	Income Fund	Tax-Free Fund

$2,978,818	$24,107,632	$4,506,076	$58,616,556	$58,403,829	$69,482,375	$2,400,196
2,631	7,326	117	20,419	24,952	599,400	0

2,981,449	24,114,958	4,506,193	58,636,975	58,428,781	70,081,775	2,400,196

209,767	2,087,486	346,872	3,894,609	5,862,954	10,416,907	231,308

29,967	316,108	49,553	617,320	961,758	1,734,657	33,044
56,776	238,819	47,952	1,121,272	808,146	2,719,962	7,615
112	NA	660	32,263	NA	NA	NA
3,523	42,096	6,172	100,474	174,761	269,710	9,278
22,454	164,414	65,109	58,011	5,968 [1]	18,655 [1]	NA
NA	52,058	NA	176,409	227,403	869,030	NA
NA	438,988	NA	334,514	1,967,218	1,393,484	106,949

88,058	371,056	74,388	1,748,364	1,255,137	4,217,189	11,827
172	NA	1,022	50,379	NA	NA	NA
5,468	64,910	9,583	156,670	271,108	417,803	14,394
55,874	410,542	162,773	145,028	14,920 [1]	46,636 [1]	NA
NA	570,271	NA	434,881	2,550,877	1,790,653	138,999

518	NA	3,066	151,138	NA	NA	NA
16,403	196,478	28,748	470,009	813,958	1,253,409	43,182
3,057	27,720	4,848	64,179	78,079	187,836	3,273
20,114	19,245	20,879	24,684	19,953	22,896	21,368
5,909	49,845	8,154	40,162	190,765	117,206	20,384
7,624	12,420	13,059	10,273	66,676	38,219	4,313
5,390	6,185	5,390	6,185	6,185	5,390	5,390
2,073	0	0	144,245	0	16,377	0
2,549	6,687	3,302	6,120	19,995	18,928	2,356

535,808	5,075,328	851,530	9,787,189	15,295,861	25,554,947	653,680
(63,517)	(729,127)	(140,086)	(440,372)	(3,185,557)	(2,656,907)	(128,292)

472,291	4,346,201	711,444	9,346,817	12,110,304	22,898,040	525,388

2,509,158	19,768,757	3,794,749	49,290,158	46,318,477	47,183,735	1,874,808

539,624	10,010,628	(32,099)	12,397,540	7,581,688	9,940,579	533,191
0	0	0	(2,349,484)	(3,848,187)	(1,134,121)	0

539,624	10,010,628	(32,099)	10,048,056	3,733,501	8,806,458	533,191

(4,772,865)	(23,847,039)	(4,969,032)	(71,460,687)	(10,506,116)	(7,651,657)	(2,273,718)
0	0	0	517,709	1,028,493	(264,781)	0

(4,772,865)	(23,847,039)	(4,969,032)	(70,942,978)	(9,477,623)	(7,916,438)	(2,273,718)

(4,233,241)	(13,836,411)	(5,001,131)	(60,894,922)	(5,744,122)	890,020	(1,740,527)

$(1,724,083)	$5,932,346	$(1,206,382)	$(11,604,764)	$40,574,355	$48,073,755	$134,281

158 Wells Fargo Advantage Municipal Income Funds	Statements of Changes in Net Assets

	California Limited-Term Tax-Free Fund
	Six Months Ended
	December 31, 2010		Year Ended
	(Unaudited)		June 30, 2010

Operations
Net investment income		$4,401,167		$6,055,612
Net realized gains (losses) on investments		49,062		(1,028,508)
Net change in unrealized gains (losses) on investments		(2,460,841)		4,561,685

Net increase (decrease) in net assets resulting from operations		1,989,388		9,588,789

Distributions to shareholders from
Net investment income
Class A		(1,602,205)		(2,394,594)
Class B		NA		NA
Class C		(253,735)		(366,458)
Administrator Class		(2,543,924)		(3,308,320)

Total distributions to shareholders		(4,399,864)		(6,069,372)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	4,909,850	51,844,121	9,394,696	98,354,423
Class B	NA	NA	NA	NA
Class C	513,812	5,420,602	2,380,005	24,869,247
Administrator Class	6,968,557	72,338,732	17,489,580	180,279,456

		129,603,455		303,503,126

Reinvestment of distributions
Class A	95,473	1,005,809	148,745	1,557,037
Class B	NA	NA	NA	NA
Class C	18,033	189,998	26,917	281,976
Administrator Class	40,825	423,401	66,421	684,576

		1,619,208		2,523,589

Payment for shares redeemed
Class A	(2,716,957)	(28,585,944)	(2,963,926)	(31,087,070)
Class B	NA	NA	NA	NA
Class C	(359,864)	(3,785,301)	(185,655)	(1,946,016)
Administrator Class	(7,941,108)	(82,225,858)	(5,708,313)	(58,833,755)

		(114,597,103)		(91,866,841)

Net asset value of shares issued in acquisition
Class A	0	0	0	0
Class B	NA	NA	NA	NA
Class C	0	0	0	0
Administrator Class	0	0	0	0

		0		0

Net increase (decrease) in net assets resulting from capital share transactions		16,625,560		214,159,874

Total increase (decrease) in net assets		14,215,084		217,679,291

Net assets
Beginning of period		330,324,484		112,645,193

End of period		$344,539,568		$330,324,484

Undistributed net investment income		$144,194		$142,891

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Income Funds 159

California Tax-Free Fund				Colorado Tax-Free Fund
Six Months Ended				Six Months Ended
December 31, 2010		Year Ended		December 31, 2010		Year Ended
(Unaudited)		June 30, 2010		(Unaudited)		June 30, 2010

	$16,785,747		$22,874,490		$2,509,158		$4,493,752
	3,351,363		(2,934,971)		539,624		(568,234)
	(29,162,224)		28,486,162		(4,772,865)		5,266,524

	(9,025,114)		48,425,681		(1,724,083)		9,192,042

	(11,788,683)		(16,129,554)		(1,451,854)		(2,531,682)
	(70,695)		(281,668)		(2,325)		(19,654)
	(684,619)		(1,161,777)		(73,623)		(92,118)
	(4,241,256)		(5,297,449)		(981,517)		(1,992,350)

	(16,785,253)		(22,870,448)		(2,509,319)		(4,635,804)

Shares		Shares		Shares		Shares
1,909,838	20,608,869	4,575,525	48,498,847	473,590	4,934,716	1,880,574	19,354,528
3,953	44,174	3,219	34,862	0	0	0	0
388,368	4,292,787	975,284	10,525,053	70,026	729,001	335,656	3,453,470
3,604,186	39,152,358	13,054,132	139,068,287	523,984	5,425,241	859,517	8,803,136

	64,098,188		198,127,049		11,088,958		31,611,134

750,507	8,089,086	1,015,636	10,770,261	83,123	862,293	152,202	1,566,164
3,806	41,857	16,690	180,030	129	1,336	1,164	11,950
41,282	453,305	71,286	771,222	5,665	58,747	7,289	75,215
244,685	2,639,640	269,792	2,877,952	11,756	121,674	24,114	248,038

	11,223,888		14,599,465		1,044,050		1,901,367

(5,529,339)	(58,922,463)	(5,414,496)	(57,370,450)	(1,645,003)	(16,643,604)	(771,270)	(7,921,459)
(136,556)	(1,504,071)	(779,194)	(8,409,360)	(13,163)	(137,115)	(84,824)	(869,762)
(464,819)	(5,028,513)	(536,699)	(5,783,889)	(83,673)	(846,335)	(70,605)	(732,446)
(4,000,497)	(42,852,258)	(4,479,438)	(47,640,366)	(666,621)	(6,865,869)	(1,034,324)	(10,630,845)

	(108,307,305)		(119,204,065)		(24,492,923)		(20,154,512)

18,378,847	197,281,651	0	0	0	0	0	0
42,617	466,825	0	0	0	0	0	0
279,079	3,055,151	0	0	0	0	0	0
1,086,486	11,686,036	0	0	0	0	0	0

	212,489,663		0		0		0

	179,504,434		93,522,449		(12,359,915)		13,357,989

	153,694,067		119,077,682		(16,593,317)		17,914,227

	584,362,296		465,284,614		117,666,959		99,752,732

	$738,056,363		$584,362,296		$101,073,642		$117,666,959

	$64,825		$64,331		$104,007		$104,168

160 Wells Fargo Advantage Municipal Income Funds	Statements of Changes in Net Assets

	Intermediate Tax/AMT-Free Fund
	Six Months Ended
	December 31, 2010		Year Ended
	(Unaudited)		June 30, 2010

Operations
Net investment income		$19,768,757		$25,268,899
Net realized gains (losses) on investments		10,010,628		2,047,901
Net change in unrealized gains (losses) on investments		(23,847,039)		33,842,440

Net increase (decrease) in net assets resulting from operations		5,932,346		61,159,240

Distributions to shareholders from
Net investment income
Class A		(4,625,596)		(5,536,134)
Class B		NA		NA
Class C		(620,825)		(484,425)
Administrator Class		(5,289,790)		(3,064,957)
Institutional Class		(2,202,372)		(836,264)
Investor Class		(7,030,146)		(15,349,769)
Net realized gains
Class A		0		0
Class B		NA		NA
Class C		0		0
Administrator Class		0		0
Institutional Class		0		0
Investor Class		0		0

Total distributions to shareholders		(19,768,729)		(25,271,549)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	7,003,818	76,973,365	17,583,150	187,860,219
Class B	NA	NA	NA	NA
Class C	1,331,078	14,617,130	2,231,799	23,954,856
Administrator Class	6,049,468	66,226,943	12,729,769	135,798,915
Institutional Class	7,094,806	78,227,666	10,404,212	112,194,715
Investor Class	5,211,263	57,147,689	19,089,346	203,761,799

		293,192,793		663,570,504

Reinvestment of distributions
Class A	306,635	3,363,864	397,217	4,250,444
Class B	NA	NA	NA	NA
Class C	37,947	416,102	30,173	323,736
Administrator Class	261,182	2,864,428	279,913	3,011,752
Institutional Class	108,904	1,200,436	30,045	324,205
Investor Class	566,814	6,215,506	1,197,283	12,801,335

		14,060,336		20,711,472

Payment for shares redeemed
Class A	(6,232,695)	(68,136,746)	(9,747,500)	(103,587,973)
Class B	NA	NA	NA	NA
Class C	(451,737)	(4,946,535)	(459,321)	(4,903,277)
Administrator Class	(4,949,890)	(54,202,661)	(1,432,678)	(15,419,345)
Institutional Class	(7,177,289)	(77,780,793)	(931,087)	(10,025,059)
Investor Class	(11,004,040)	(120,643,077)	(15,479,753)	(165,575,309)

		(325,709,812)		(299,510,963)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Income Funds 161

Minnesota Tax-Free Fund				Municipal Bond Fund
Six Months Ended				Six Months Ended
December 31, 2010		Year Ended		December 31, 2010		Year Ended
(Unaudited)		June 30, 2010		(Unaudited)		June 30, 2010

	$3,794,749		$7,581,198		$49,290,158		$35,203,730
	(32,099)		355,126		10,048,056		12,069,030
	(4,969,032)		6,649,246		(70,942,978)		54,511,755

	(1,206,382)		14,585,570		(11,604,764)		101,784,515

	(1,101,843)		(2,139,981)		(27,856,547)		(13,168,933)
	(12,020)		(52,013)		(652,058)		(182,055)
	(112,988)		(172,744)		(2,028,485)		(787,394)
	(2,567,852)		(5,280,041)		(2,400,561)		(8,264,525)
	NA		NA		(9,444,972)		(62,498)
	NA		NA		(6,873,723)		(12,736,757)
	(132,602)		(55,691)		(1,575,542)		(2,198,525)
	(1,533)		(1,661)		(39,434)		(35,662)
	(17,760)		(5,637)		(138,575)		(152,345)
	(260,936)		(127,963)		(65,150)		(1,350,580)
	NA		NA		(535,124)		(3,647)
	NA		NA		(344,183)		(2,149,008)

	(4,207,534)		(7,835,731)		(51,954,354)		(41,091,929)

Shares		Shares		Shares		Shares
394,319	4,284,080	946,714	10,101,002	28,319,850	271,515,138	18,624,784	174,633,457
243	2,657	694	7,421	37,418	361,067	14,440	137,301
140,929	1,533,455	241,711	2,589,017	2,064,563	19,866,298	2,438,895	22,874,626
949,277	10,269,616	2,781,970	29,668,974	3,201,645	30,450,785	6,989,668	64,964,853
NA	NA	NA	NA	18,529,490	179,541,872	700,123	6,604,231
NA	NA	NA	NA	6,598,079	63,287,280	12,650,519	118,289,745

	16,089,808		42,366,414		565,022,440		387,504,213

85,219	917,098	154,634	1,651,793	2,116,147	20,221,105	1,225,131	11,481,886
1,004	10,819	3,367	35,912	44,312	424,124	17,508	163,241
10,032	107,840	13,630	145,671	124,748	1,191,772	59,644	559,686
113,769	1,224,379	213,993	2,285,244	92,678	885,713	198,300	1,855,404
NA	NA	NA	NA	141,043	1,346,628	2,078	19,637
NA	NA	NA	NA	609,808	5,831,940	1,320,737	12,357,855

	2,260,136		4,118,620		29,901,282		26,437,709

(433,641)	(4,628,664)	(529,488)	(5,654,475)	(16,318,413)	(155,319,181)	(4,790,912)	(45,012,114)
(31,947)	(346,493)	(119,629)	(1,276,965)	(969,598)	(9,278,522)	(408,361)	(3,811,305)
(20,818)	(222,604)	(53,412)	(569,787)	(1,665,264)	(15,813,324)	(366,694)	(3,464,430)
(2,790,706)	(30,067,167)	(2,533,685)	(27,024,627)	(17,739,122)	(171,655,179)	(5,555,560)	(52,116,810)
NA	NA	NA	NA	(9,368,221)	(88,989,166)	(407,890)	(3,854,250)
NA	NA	NA	NA	(8,959,333)	(85,416,129)	(7,666,332)	(71,572,793)

	(35,264,928)		(34,525,854)		(526,471,501)		(179,831,702)

162 Wells Fargo Advantage Municipal Income Funds	Statements of Changes in Net Assets

	Intermediate Tax/AMT-Free Fund
	Six Months Ended
	December 31, 2010		Year Ended
	(Unaudited)		June 30, 2010
	Shares		Shares
Capital shares transactions (continued)
Net asset value of shares issued in acquisition(s)
Class A	4,281,757	$46,515,298	0	$0
Class B	NA	NA	NA	NA
Class C	1,371,429	14,898,374	0	0
Administrator Class	16,705,622	181,583,466	0	0
Institutional Class	0	0	0	0

		242,997,138		0

Net increase (decrease) in net assets resulting from capital share transactions		224,540,455		384,771,013

Total increase (decrease) in net assets		210,704,072		420,658,704

Net assets
Beginning of period		961,388,708		540,730,004

End of period		$1,172,092,780		$961,388,708

Undistributed (overdistributed) net investment income		$(33,151)		$(33,179)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Income Funds 163

Minnesota Tax-Free Fund				Municipal Bond Fund
Six Months Ended				Six Months Ended
December 31, 2010		Year Ended		December 31, 2010		Year Ended
(Unaudited)		June 30, 2010		(Unaudited)		June 30, 2010
Shares		Shares		Shares	Shares
0	$0	0	$0	98,040,073	$935,406,447	0	$0
0	0	0	0	4,332,007	41,345,567	0	0
0	0	0	0	9,158,549	87,366,580	0	0
0	0	0	0	1,039,978	9,919,279	0	0
NA	NA	NA	NA	39,905,138	380,736,995	0	0

	0		0		1,454,774,868		0

	(16,914,984)		11,959,180		1,523,227,089		234,110,220

	(22,328,900)		18,709,019		1,459,667,971		294,802,806

	196,692,727		177,983,708		940,772,949		645,970,143

	$174,363,827		$196,692,727		$2,400,440,920		$940,772,949

	$461,586		$461,540		$(241,864)		$(275,676)

164 Wells Fargo Advantage Municipal Income Funds	Statements of Changes in Net Assets

	Short-Term Municipal Bond Fund
	Six Months Ended
	December 31, 2010		Year Ended
	(Unaudited)		June 30, 2010

Operations
Net investment income		$46,318,477		$62,153,339
Net realized gains on investments		3,733,501		14,677,672
Net change in unrealized gains (losses) on investments		(9,477,623)		27,335,933

Net increase in net assets resulting from operations		40,574,355		104,166,944

Distributions to shareholders from
Net investment income
Class A		(12,205,224)		(12,674,940)
Class C		(1,832,439)		(1,897,313)
Administrator Class		(156,953)[1]		NA
Institutional Class		(7,559,125)		(5,438,070)
Investor Class		(24,566,729)		(42,139,434)
Net realized gains
Class A		(635,264)		0
Class C		(149,077)		0
Administrator Class		(41,525)[1]		NA
Institutional Class		(482,288)		0
Investor Class		(1,291,311)		0

Total distributions to shareholders		(48,919,935)		(62,149,757)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold
Class A	42,405,265	421,256,953	99,105,642	974,853,792
Class C	4,493,108	44,635,333	17,873,415	175,876,976
Administrator Class	7,805,752[1]	77,473,549[1]	NA	NA
Institutional Class	47,887,343	476,732,337	46,818,608	461,047,987
Investor Class	38,582,764	383,514,135	142,468,430	1,402,490,736

		1,403,612,307		3,014,269,491

Reinvestment of distributions
Class A	949,568	9,424,075	820,042	8,091,833
Class C	139,648	1,385,724	132,805	1,310,441
Administrator Class	3,011[1]	29,901[1]	NA	NA
Institutional Class	465,906	4,632,553	444,256	4,391,588
Investor Class	2,149,246	21,356,838	3,561,005	35,105,374

		36,829,091		48,899,236

Payment for shares redeemed
Class A	(47,823,870)	(474,944,842)	(33,558,832)	(330,249,367)
Class C	(3,132,788)	(31,093,018)	(1,542,490)	(15,215,225)
Administrator Class	(211,917)[1]	(2,098,172)[1]	NA	NA
Institutional Class	(17,603,809)	(174,843,960)	(11,622,930)	(114,864,801)
Investor Class	(57,664,182)	(572,594,062)	(50,282,856)	(496,147,964)

		(1,255,574,054)		(956,477,357)

1.	Class commenced operations on July 30, 2010.
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Income Funds 165

Ultra Short-Term Municipal Income Fund				Wisconsin Tax-Free Fund
Six Months Ended				Six Months Ended
December 31, 2010		Year Ended		December 31, 2010		Year Ended
(Unaudited)		June 30, 2010		(Unaudited)		June 30, 2010

	$47,183,735		$100,073,464		$1,874,808		$3,469,254
	8,806,458		24,256,764		533,191		690,907
	(7,916,438)		17,259,114		(2,273,718)		3,045,799

	48,073,755		141,589,342		134,281		7,205,960

	(20,695,065)		(51,370,422)		(139,625)		(195,109)
	(802,858)		(2,879,587)		(123,180)		(215,046)
	(275,602)[1]		NA		NA		NA
	(16,743,653)		(22,939,987)		NA		NA
	(8,664,384)		(22,848,792)		(1,611,901)		(3,055,617)
	0		0		0		(68,605)
	0		0		0		(101,767)
	0 [1]		NA		NA		NA
	0		0		NA		NA
	0		0		0		(1,091,354)

	(47,181,562)		(100,038,788)		(1,874,706)		(4,727,498)

Shares		Shares		Shares		Shares
227,682,768	1,096,331,197	951,696,513	4,567,080,711	399,579	4,283,276	295,758	3,144,753
2,643,461	12,740,025	56,028,397	268,886,147	128,238	1,378,112	475,892	5,049,084
37,705,406 [1]	181,379,722 [1]	NA	NA	NA	NA	NA	NA
405,244,908	1,951,539,766	637,116,917	3,061,353,975	NA	NA	NA	NA
55,431,889	267,160,154	297,638,304	1,430,091,351	1,078,613	11,598,570	3,459,427	36,736,588

	3,509,150,864		9,327,412,184		17,259,958		44,930,425

3,375,179	16,250,656	8,208,591	39,421,535	10,629	114,011	23,183	246,215
107,648	518,806	391,189	1,880,637	9,283	99,601	25,180	267,352
43,871 [1]	211,038 [1]	NA	NA	NA	NA	NA	NA
1,746,345	8,408,058	3,018,508	14,496,467	NA	NA	NA	NA
1,477,343	7,120,497	3,737,308	17,966,761	123,378	1,324,239	319,469	3,392,706

	32,509,055		73,765,400		1,537,851		3,906,273

(352,227,026)	(1,696,079,839)	(705,410,291)	(3,389,838,439)	(52,073)	(554,635)	(102,660)	(1,093,312)
(25,776,786)	(124,254,463)	(29,839,846)	(143,633,030)	(110,636)	(1,188,231)	(193,522)	(2,055,652)
(5,079,953)[1]	(24,439,074)[1]	NA	NA	NA	NA	NA	NA
(334,676,846)	(1,611,559,230)	(366,869,237)	(1,764,166,227)	NA	NA	NA	NA
(113,544,225)	(547,199,166)	(262,978,844)	(1,264,627,479)	(1,556,785)	(16,707,797)	(2,449,227)	(26,026,941)

	(4,003,531,772)		(6,562,265,175)		(18,450,663)		(29,175,905)

166 Wells Fargo Advantage Municipal Income Funds	Statements of Changes in Net Assets

	Short-Term Municipal Bond Fund
	Six Months Ended
	December 31, 2010		Year Ended
	(Unaudited)		June 30, 2010

	Shares		Shares
Capital shares transactions (continued)
Net asset value of shares issued in acquisition
Class A	18,887,347	$186,998,133	0	$0
Class C	1,703,061	16,862,434	0	0

		203,860,567		0

Net increase (decrease) in net assets resulting from capital share transactions		388,727,911		2,106,691,370

Total increase (decrease) in net assets		380,382,331		2,148,708,557

Net assets

Beginning of period		3,330,804,050		1,182,095,493

End of period .		$3,711,186,381		$3,330,804,050

Overdistributed net investment income		$(132,159)		$(130,166)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Income Funds	167

Ultra Short-Term Municipal Income Fund				Wisconsin Tax-Free Fund
Six Months Ended				Six Months Ended
December 31, 2010		Year Ended		December 31, 2010		Year Ended
(Unaudited)		June 30, 2010		(Unaudited)		June 30, 2010
Shares		Shares		Shares		Shares
0	$0	0	$0	0	$0	0	$0
0	0	0	0	0	0	0	0

	0		0		0		0

	(461,871,853)		2,838,912,409		347,146		19,660,793

	(460,979,660)		2,880,462,963		(1,393,279)		22,139,255

	7,241,203,380		4,360,740,417		126,838,999		104,699,744

	$6,780,223,720		$7,241,203,380		$125,445,720		$126,838,999

	$(418,109)		$(420,282)		$(10,750)		$(10,852)

168 Wells Fargo Advantage Municipal Income Funds	Financial Highlights

	Beginning			Net Realized	Distributions
	Net Asset	Net		and Unrealized	from Net
	Value Per	Investment		Gains (Losses)	Investment
	Share	Income		on Investments	Income

California Limited-Term Tax-Free Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$10.51	0.12		(0.06)	(0.12)
July 1, 2009 to June 30, 2010	$10.29	0.28		0.23	(0.29)
July 1, 2008 to June 30, 2009	$10.30	0.39		(0.01)	(0.39)
July 1, 2007 to June 30, 2008	$10.36	0.38		(0.06)	(0.38)
July 1, 2006 to June 30, 2007	$10.34	0.36		0.02	(0.36)
July 1, 2005 to June 30, 2006	$10.60	0.30		(0.24)	(0.29)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$10.51	0.08		(0.06)	(0.08)
July 1, 2009 to June 30, 2010	$10.29	0.19		0.24	(0.21)
July 1, 2008 to June 30, 2009	$10.30	0.30		0.00	(0.31)
July 1, 2007 to June 30, 2008	$10.36	0.31		(0.07)	(0.30)
July 1, 2006 to June 30, 2007	$10.34	0.30		0.01	(0.29)
July 1, 2005 to June 30, 2006	$10.59	0.22		(0.23)	(0.21)

Administrator Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.35	0.13		(0.06)	(0.13)
July 1, 2009 to June 30, 2010	$10.13	0.30		0.23	(0.31)
July 1, 2008 to June 30, 2009	$10.14	0.41		(0.01)	(0.41)
July 1, 2007 to June 30, 2008	$10.20	0.39		(0.05)	(0.40)
July 1, 2006 to June 30, 2007	$10.18	0.38		0.02	(0.38)
July 1, 2005 to June 30, 2006	$10.43	0.32		(0.23)	(0.31)

California Tax-Free Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$10.69	0.23		(0.33)	(0.23)
July 1, 2009 to June 30, 2010	$10.14	0.46	[4]	0.55	(0.46)
July 1, 2008 to June 30, 2009	$10.64	0.49		(0.50)	(0.49)
July 1, 2007 to June 30, 2008	$11.02	0.48		(0.35)	(0.48)
July 1, 2006 to June 30, 2007	$11.00	0.48		0.05	(0.48)
July 1, 2005 to June 30, 2006	$11.51	0.48		(0.40)	(0.48)

Class B
July 1, 2010 to December 31, 2010 (Unaudited)	$10.91	0.19	[4]	(0.34)	(0.19)
July 1, 2009 to June 30, 2010	$10.35	0.39	[4]	0.56	(0.39)
July 1, 2008 to June 30, 2009	$10.86	0.42		(0.50)	(0.43)
July 1, 2007 to June 30, 2008	$11.24	0.42		(0.36)	(0.41)
July 1, 2006 to June 30, 2007	$11.22	0.41		0.05	(0.41)
July 1, 2005 to June 30, 2006	$11.74	0.41		(0.41)	(0.41)

1.	Total return calculations do not include any sales charges and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

3.	Commencement of class operations.

4.	Calculated based upon average shares outstanding.

5.	On July 18, 2008, Class Z was converted to Administrator Class.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Income Funds 169

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$10.45	2.35%	0.83%	0.80%	0.51%	28%	$139,827
0.00	$10.51	2.67%	0.85%	0.85%	5.14%	34%	$116,578
0.00	$10.29	3.82%	0.95%	0.85%	3.77%	64%	$46,372
0.00	$10.30	3.63%	1.09%	0.85%	3.09%	69%	$37,376
0.00	$10.36	3.50%	1.09%	0.85%	3.74%	80%	$41,140
(0.03)	$10.34	2.85%	1.09%	0.85%	0.58%	82%	$39,433

0.00	$10.45	1.60%	1.59%	1.55%	0.23%	28%	$31,128
0.00	$10.51	1.85%	1.61%	1.60%	4.25%	34%	$29,501
0.00	$10.29	3.07%	1.69%	1.60%	2.99%	64%	$6,014
0.00	$10.30	2.88%	1.83%	1.60%	2.32%	69%	$4,632
0.00	$10.36	2.75%	1.84%	1.60%	2.97%	80%	$5,006
(0.03)	$10.34	2.09%	1.85%	1.60%	(0.08)%	82%	$6,894

0.00	$10.29	2.54%	0.78%	0.60%	0.70%	28%	$173,584
0.00	$10.35	2.91%	0.79%	0.60%	5.34%	34%	$184,246
0.00	$10.13	4.08%	0.87%	0.60%	4.03%	64%	$60,259
0.00	$10.14	3.85%	0.91%	0.60%	3.34%	69%	$43,800
0.00	$10.20	3.74%	0.91%	0.60%	4.00%	80%	$24,600
(0.03)	$10.18	3.11%	0.91%	0.60%	0.89%	82%	$20,677

0.00	$10.36	4.17%	0.81%	0.75%	(1.03)%	11%	$521,383
0.00	$10.69	4.35%	0.86%	0.80%	10.10%	31%	$372,415
0.00	$10.14	4.85%	0.88%	0.80%	0.06%	44%	$351,526
(0.03)	$10.64	4.42%	1.02%	0.80%	1.25%	43%	$375,441
(0.03)	$11.02	4.31%	1.03%	0.80%	4.89%	49%	$365,396
(0.11)	$11.00	4.32%	1.04%	0.80%	0.76%	48%	$350,038

0.00	$10.57	3.40%	1.55%	1.50%	(1.43)%	11%	$3,241
0.00	$10.91	3.63%	1.62%	1.55%	9.26%	31%	$4,286
0.00	$10.35	4.08%	1.64%	1.55%	(0.69)%	44%	$11,926
(0.03)	$10.86	3.68%	1.77%	1.55%	0.57%	43%	$25,900
(0.03)	$11.24	3.57%	1.78%	1.55%	4.11%	49%	$42,839
(0.11)	$11.22	3.56%	1.79%	1.55%	0.00%	48%	$54,258

170 Wells Fargo Advantage Municipal Income Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

California Tax-Free Fund (continued)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$10.90	0.19	(0.34)	(0.19)
July 1, 2009 to June 30, 2010	$10.35	0.39[4]	0.55	(0.39)
July 1, 2008 to June 30, 2009	$10.85	0.42	(0.50)	(0.42)
July 1, 2007 to June 30, 2008	$11.24	0.41	(0.36)	(0.41)
July 1, 2006 to June 30, 2007	$11.22	0.41	0.05	(0.41)
July 1, 2005 to June 30, 2006	$11.74	0.41	(0.41)	(0.41)

Administrator Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.71	0.24	(0.33)	(0.24)
July 1, 2009 to June 30, 2010	$10.16	0.48	0.56	(0.49)
July 1, 2008 to June 30, 2009	$10.66	0.52	(0.50)	(0.52)
July 1, 2007 to June 30, 2008	$11.04	0.51	(0.35)	(0.51)
July 1, 2006 to June 30, 2007	$11.03	0.51	0.04	(0.51)
July 1, 2005 to June 30, 2006	$11.54	0.51	(0.40)	(0.51)

Colorado Tax-Free Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$10.35	0.22	(0.37)	(0.22)
July 1, 2009 to June 30, 2010	$9.90	0.41[4]	0.46	(0.42)
July 1, 2008 to June 30, 2009	$10.32	0.45[4]	(0.41)	(0.45)
July 1, 2007 to June 30, 2008	$10.57	0.44[4]	(0.24)	(0.44)
July 1, 2006 to June 30, 2007	$10.55	0.45	0.02	(0.45)
July 1, 2005 to June 30, 2006	$10.94	0.46	(0.40)	(0.45)

Class B
July 1, 2010 to December 31, 2010 (Unaudited)	$10.36	0.18[4]	(0.37)	(0.18)
July 1, 2009 to June 30, 2010	$9.92	0.33[4]	0.45	(0.34)
July 1, 2008 to June 30, 2009	$10.33	0.38[4]	(0.40)	(0.38)
July 1, 2007 to June 30, 2008	$10.58	0.36[4]	(0.24)	(0.36)
July 1, 2006 to June 30, 2007	$10.57	0.37	0.01	(0.37)
July 1, 2005 to June 30, 2006	$10.95	0.38	(0.39)	(0.37)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$10.36	0.18	(0.38)	(0.18)
July 1, 2009 to June 30, 2010	$9.91	0.33[4]	0.46	(0.34)
July 1, 2008 to June 30, 2009	$10.33	0.37[4]	(0.40)	(0.38)
April 1, 2008[3] to June 30, 2008	$10.35	0.08[4]	(0.01)	(0.09)

Administrator Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.35	0.23	(0.37)	(0.23)
July 1, 2009 to June 30, 2010	$9.90	0.43[4]	0.47	(0.45)
July 1, 2008 to June 30, 2009	$10.32	0.48[4]	(0.42)	(0.47)
July 1, 2007 to June 30, 2008	$10.57	0.47[4]	(0.25)	(0.46)
July 1, 2006 to June 30, 2007	$10.55	0.48	0.02	(0.48)
July 1, 2005 to June 30, 2006	$10.94	0.49	(0.40)	(0.48)

Intermediate Tax/AMT-Free Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$10.81	0.17[4]	(0.10)	(0.17)
July 1, 2009 to June 30, 2010	$10.21	0.37	0.60	(0.37)
July 1, 2008 to June 30, 2009	$10.53	0.44	(0.31)	(0.44)
August 1, 2007[3] to June 30, 2008	$10.65	0.40	(0.10)	(0.40)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$10.81	0.13[4]	(0.10)	(0.13)
July 1, 2009 to June 30, 2010	$10.21	0.29	0.60	(0.29)
July 1, 2008 to June 30, 2009	$10.53	0.36	(0.31)	(0.36)
August 1, 2007[3] to June 30, 2008	$10.65	0.33	(0.10)	(0.33)

Administrator Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.82	0.18[4]	(0.10)	(0.18)
July 1, 2009 to June 30, 2010	$10.21	0.38	0.62	(0.39)
July 1, 2008 to June 30, 2009	$10.53	0.45	(0.31)	(0.45)
March 31, 2008[3] to June 30, 2008	$10.56	0.11	(0.03)	(0.11)
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Income Funds 171

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$10.56	3.42%	1.56%	1.50%	(1.44)%	11%	$36,332
0.00	$10.90	3.58%	1.62%	1.55%	9.16%	31%	$34,848
0.00	$10.35	4.10%	1.63%	1.55%	(0.60)%	44%	$27,786
(0.03)	$10.85	3.69%	1.76%	1.55%	0.47%	43%	$29,438
(0.03)	$11.24	3.56%	1.78%	1.55%	4.11%	49%	$29,732
(0.11)	$11.22	3.56%	1.79%	1.55%	0.00%	48%	$29,168

0.00	$10.38	4.38%	0.75%	0.55%	(0.92)%	11%	$177,100
0.00	$10.71	4.53%	0.78%	0.55%	10.35%	31%	$172,814
0.00	$10.16	5.10%	0.81%	0.55%	0.32%	44%	$74,046
(0.03)	$10.66	4.67%	0.84%	0.55%	1.51%	43%	$77,702
(0.03)	$11.04	4.56%	0.85%	0.55%	5.06%	49%	$50,556
(0.11)	$11.03	4.58%	0.86%	0.55%	1.02%	48%	$46,686

0.00	$9.98	4.12%	0.89%	0.85%	(1.55)%	11%	$56,005
0.00	$10.35	3.95%	0.89%	0.85%	8.90%	15%	$69,351
(0.01)	$9.90	4.58%	1.00%	0.88%	0.51%	20%	$53,883
(0.01)	$10.32	4.20%	1.12%	0.89%	1.85%	15%	$46,174
0.00	$10.57	4.21%	1.15%	0.92%	4.46%	21%	$49,827
0.00	$10.55	4.28%	1.17%	0.93%	0.60%	23%	$43,538

0.00	$9.99	3.37%	1.64%	1.60%	(1.92)%	11%	$114
0.00	$10.36	3.24%	1.66%	1.60%	7.97%	15%	$253
(0.01)	$9.92	3.83%	1.74%	1.63%	(0.14)%	20%	$1,072
(0.01)	$10.33	3.45%	1.87%	1.64%	1.09%	15%	$2,870
0.00	$10.58	3.47%	1.90%	1.67%	3.59%	21%	$6,057
0.00	$10.57	3.53%	1.92%	1.68%	(0.05)%	23%	$7,661

0.00	$9.98	3.37%	1.64%	1.60%	(2.02)%	11%	$3,700
0.00	$10.36	3.17%	1.65%	1.60%	8.08%	15%	$3,920
(0.01)	$9.91	3.82%	1.73%	1.60%	(0.23)%	20%	$1,053
0.00	$10.33	2.25%	1.74%	1.61%	0.58%	15%	$401

0.00	$9.98	4.37%	0.83%	0.60%	(1.43)%	11%	$41,255
0.00	$10.35	4.21%	0.83%	0.60%	9.17%	15%	$44,143
(0.01)	$9.90	4.84%	0.92%	0.63%	0.76%	20%	$43,746
(0.01)	$10.32	4.44%	0.94%	0.64%	2.10%	15%	$45,046
0.00	$10.57	4.46%	0.97%	0.67%	4.72%	21%	$35,446
0.00	$10.55	4.53%	0.98%	0.68%	0.85%	23%	$32,321

0.00	$10.71	3.12%	0.81%	0.70%	0.64%	35%	$275,984
0.00	$10.81	3.47%	0.85%	0.70%	9.64%	61%	$220,688
(0.01)	$10.21	4.27%	0.90%	0.70%	1.33%	92%	$124,317
(0.02)	$10.53	4.13%	0.96%	0.70%	2.86%	98%	$30,506

0.00	$10.71	2.37%	1.56%	1.45%	0.26%	35%	$53,898
0.00	$10.81	2.68%	1.61%	1.45%	8.82%	61%	$29,666
(0.01)	$10.21	3.51%	1.63%	1.45%	0.56%	92%	$9,603
(0.02)	$10.53	3.31%	1.74%	1.45%	2.14%	98%	$3,329

0.00	$10.72	3.22%	0.75%	0.60%	0.69%	35%	$331,826
0.00	$10.82	3.51%	0.77%	0.60%	9.85%	61%	$139,551
(0.01)	$10.21	4.40%	0.78%	0.60%	1.43%	92%	$13,486
0.00	$10.53	4.31%	0.85%	0.60%	0.80%	98%	$10,834

172 Wells Fargo Advantage Municipal Income Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

Intermediate Tax/AMT-Free Fund (continued)

Institutional Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.82	0.19[4]	(0.10)	(0.19)
July 1, 2009 to June 30, 2010	$10.22	0.39	0.61	(0.40)
July 1, 2008 to June 30, 2009	$10.53	0.47	(0.30)	(0.47)
March 31, 2008[3] to June 30, 2008	$10.56	0.12	(0.02)	(0.12)

Investor Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.81	0.17[4]	(0.10)	(0.17)
July 1, 2009 to June 30, 2010	$10.20	0.37	0.61	(0.37)
July 1, 2008 to June 30, 2009	$10.53	0.43	(0.32)	(0.43)
July 1, 2007 to June 30, 2008	$10.60	0.44	(0.05)	(0.44)
July 1, 2006 to June 30, 2007	$10.55	0.39	0.07	(0.39)
July 1, 2005 to June 30, 2006	$10.81	0.37	(0.24)	(0.37)

Minnesota Tax-Free Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$10.75	0.20[4]	(0.30)	(0.20)
July 1, 2009 to June 30, 2010	$10.36	0.43[4]	0.40	(0.43)
July 1, 2008 to June 30, 2009	$10.56	0.44[4]	(0.19)	(0.44)
July 1, 2007 to June 30, 2008	$10.70	0.45[4]	(0.10)	(0.46)
July 1, 2006 to June 30, 2007	$10.74	0.45	(0.01)	(0.45)
July 1, 2005 to June 30, 2006	$11.15	0.45	(0.37)	(0.45)

Class B
July 1, 2010 to December 31, 2010 (Unaudited)	$10.75	0.16[4]	(0.30)	(0.16)
July 1, 2009 to June 30, 2010	$10.36	0.35[4]	0.40	(0.35)
July 1, 2008 to June 30, 2009	$10.56	0.37[4]	(0.19)	(0.37)
July 1, 2007 to June 30, 2008	$10.69	0.38[4]	(0.10)	(0.38)
July 1, 2006 to June 30, 2007	$10.74	0.38	(0.03)	(0.37)
July 1, 2005 to June 30, 2006	$11.15	0.37	(0.37)	(0.37)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$10.75	0.16[4]	(0.30)	(0.16)
July 1, 2009 to June 30, 2010	$10.36	0.35[4]	0.40	(0.35)
July 1, 2008 to June 30, 2009	$10.56	0.36[4]	(0.18)	(0.37)
July 1, 2007 to June 30, 2008	$10.69	0.37[4]	(0.10)	(0.37)
July 1, 2006 to June 30, 2007	$10.73	0.36	(0.01)	(0.36)
July 1, 2005 to June 30, 2006	$11.15	0.37	(0.38)	(0.37)

Administrator Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.75	0.22[4]	(0.30)	(0.22)
July 1, 2009 to June 30, 2010	$10.36	0.45[4]	0.40	(0.45)
July 1, 2008 to June 30, 2009[5]	$10.56	0.47[4]	(0.19)	(0.47)
July 1, 2007 to June 30, 2008	$10.69	0.48[4]	(0.10)	(0.48)
July 1, 2006 to June 30, 2007	$10.73	0.48	(0.01)	(0.48)
July 1, 2005 to June 30, 2006	$11.14	0.48	(0.37)	(0.48)

Municipal Bond Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$9.51	0.194	(0.21)	(0.19)
July 1, 2009 to June 30, 2010	$8.74	0.41	0.84	(0.41)
July 1, 2008 to June 30, 2009	$9.21	0.45	(0.47)	(0.45)
July 1, 2007 to June 30, 2008	$9.50	0.42	(0.29)	(0.42)
July 1, 2006 to June 30, 2007	$9.41	0.40	0.11	(0.40)
July 1, 2005 to June 30, 2006	$9.60	0.40	(0.19)	(0.40)

Class B
July 1, 2010 to December 31, 2010 (Unaudited)	$9.51	0.16[4]	(0.20)	(0.16)
July 1, 2009 to June 30, 2010	$8.72	0.35	0.85	(0.34)
July 1, 2008 to June 30, 2009	$9.21	0.38	(0.49)	(0.38)
July 1, 2007 to June 30, 2008	$9.50	0.35	(0.29)	(0.35)
July 1, 2006 to June 30, 2007	$9.41	0.32	0.11	(0.32)
July 1, 2005 to June 30, 2006	$9.60	0.33	(0.19)	(0.33)
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Income Funds 173

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$10.72	3.38%	0.48%	0.42%	0.69%	35%	$108,852
0.00	$10.82	3.69%	0.51%	0.42%	10.05%	61%	$109,593
(0.01)	$10.22	4.48%	0.56%	0.42%	1.62%	92%	$6,347
0.00	$10.54	4.46%	0.58%	0.44%	0.87%	98%	$10

0.00	$10.71	3.08%	0.84%	0.73%	0.63%	35%	$401,532
0.00	$10.81	3.44%	0.91%	0.75%	9.70%	61%	$461,890
(0.01)	$10.20	4.24%	0.95%	0.75%	1.18%	92%	$386,977
(0.02)	$10.53	4.07%	1.16%	0.75%	3.67%	98%	$460,702
(0.02)	$10.60	3.66%	1.23%	0.75%	4.41%	78%	$313,361
(0.02)	$10.55	3.53%	1.32%	0.75%	1.22%	102%	$90,623

(0.02)	$10.43	3.70%	0.87%	0.85%	(0.92)%	16%	$55,678
(0.01)	$10.75	3.97%	0.89%	0.85%	8.11%	25%	$56,885
(0.01)	$10.36	4.32%	0.94%	0.85%	2.49%	28%	$48,905
(0.03)	$10.56	4.26%	1.06%	0.85%	3.32%	39%	$43,617
(0.03)	$10.70	4.18%	1.07%	0.85%	4.14%	19%	$37,897
(0.04)	$10.74	4.17%	1.08%	0.85%	0.73%	20%	$38,145

(0.02)	$10.43	2.94%	1.62%	1.60%	(1.30)%	16%	$655
(0.01)	$10.75	3.24%	1.65%	1.60%	7.30%	25%	$1,005
(0.01)	$10.36	3.58%	1.69%	1.60%	1.72%	28%	$2,166
(0.03)	$10.56	3.51%	1.82%	1.60%	2.64%	39%	$4,166
(0.03)	$10.69	3.43%	1.82%	1.60%	3.27%	19%	$6,200
(0.04)	$10.74	3.41%	1.83%	1.60%	(0.02)%	20%	$8,787

(0.02)	$10.43	2.95%	1.62%	1.60%	(1.30)%	16%	$7,654
(0.01)	$10.75	3.19%	1.64%	1.60%	7.30%	25%	$6,489
(0.01)	$10.36	3.55%	1.65%	1.59%	1.73%	28%	$4,163
(0.03)	$10.56	3.49%	1.79%	1.60%	2.63%	39%	$2,103
(0.03)	$10.69	3.41%	1.82%	1.60%	3.35%	19%	$1,245
(0.04)	$10.73	3.40%	1.83%	1.60%	(0.13)%	20%	$635

(0.02)	$10.43	3.94%	0.81%	0.60%	(0.80)%	16%	$110,377
(0.01)	$10.75	4.22%	0.82%	0.60%	8.37%	25%	$132,313
(0.01)	$10.36	4.57%	0.86%	0.60%	2.74%	28%	$122,749
(0.03)	$10.56	4.49%	0.89%	0.60%	3.67%	39%	$111,194
(0.03)	$10.69	4.43%	0.89%	0.60%	4.40%	19%	$115,134
(0.04)	$10.73	4.42%	0.90%	0.60%	0.98%	20%	$109,137

(0.01)	$9.29	3.99%	0.80%	0.76%	(0.22)%	37%	$1,416,878
(0.07)	$9.51	4.37%	0.86%	0.75%	14.28%	84%	$383,203
0.00	$8.74	5.19%	0.89%	0.75%	(0.04)%	152%	$220,711
0.00	$9.21	4.44%	1.04%	0.82%	1.38%	144%	$115,830
(0.02)	$9.50	4.11%	1.07%	0.85%	5.38%	107%	$127,411
0.00	$9.41	4.20%	1.08%	0.85%	2.20%	136%	$134,850

(0.01)	$9.30	3.23%	1.55%	1.51%	(0.49)%	37%	$35,375
(0.07)	$9.51	3.71%	1.61%	1.50%	13.43%	84%	$3,437
0.00	$8.72	4.40%	1.64%	1.50%	(1.01)%	152%	$6,436
0.00	$9.21	3.67%	1.79%	1.57%	0.62%	144%	$6,070
(0.02)	$9.50	3.36%	1.82%	1.60%	4.59%	107%	$8,642
0.00	$9.41	3.44%	1.83%	1.61%	1.43%	136%	$12,366

174 Wells Fargo Advantage Municipal Income Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

Municipal Bond Fund (continued)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$9.51	0.16[4]	(0.21)	(0.16)
July 1, 2009 to June 30, 2010	$8.74	0.33	0.85	(0.34)
July 1, 2008 to June 30, 2009	$9.21	0.38	(0.47)	(0.38)
July 1, 2007 to June 30, 2008	$9.50	0.35	(0.29)	(0.35)
July 1, 2006 to June 30, 2007	$9.41	0.32	0.11	(0.32)
July 1, 2005 to June 30, 2006	$9.60	0.33	(0.19)	(0.33)

Administrator Class
July 1, 2010 to December 31, 2010 (Unaudited)	$9.50	0.20[4]	(0.19)	(0.20)
July 1, 2009 to June 30, 2010	$8.73	0.42	0.85	(0.43)
July 1, 2008 to June 30, 2009	$9.21	0.46	(0.48)	(0.46)
July 1, 2007 to June 30, 2008	$9.50	0.44	(0.29)	(0.44)
July 1, 2006 to June 30, 2007	$9.41	0.43	0.11	(0.43)
July 1, 2005 to June 30, 2006	$9.60	0.43	(0.19)	(0.43)

Institutional Class
July 1, 2010 to December 31, 2010 (Unaudited)	$9.51	0.21[4]	(0.21)	(0.21)
July 1, 2009 to June 30, 2010	$8.73	0.41	0.88	(0.44)
July 1, 2008 to June 30, 2009	$9.21	0.47	(0.48)	(0.47)
March 31, 20083 to June 30, 2008	$9.19	0.11	0.02	(0.11)

Investor Class
July 1, 2010 to December 31, 2010 (Unaudited)	$9.51	0.19[4]	(0.21)	(0.19)
July 1, 2009 to June 30, 2010	$8.74	0.41	0.84	(0.41)
July 1, 2008 to June 30, 2009	$9.21	0.44	(0.47)	(0.44)
July 1, 2007 to June 30, 2008	$9.50	0.42	(0.29)	(0.42)
July 1, 2006 to June 30, 2007	$9.41	0.40	0.11	(0.40)
July 1, 2005 to June 30, 2006	$9.60	0.40	(0.19)	(0.40)

Short-Term Municipal Bond Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$9.88	0.12	0.00	(0.12)
July 1, 2009 to June 30, 2010	$9.64	0.27	0.24	(0.27)
July 18, 20083 to June 30, 2009	$9.70	0.38	(0.06)	(0.38)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$9.89	0.08	(0.01)	(0.08)
July 1, 2009 to June 30, 2010	$9.64	0.20	0.25	(0.20)
July 1, 2008 to June 30, 2009	$9.66	0.32	(0.02)	(0.32)
July 1, 2007 to June 30, 2008	$9.73	0.31	(0.07)	(0.31)
July 1, 2006 to June 30, 2007	$9.73	0.28	0.00	(0.28)
July 1, 2005 to June 30, 2006	$9.82	0.24	(0.09)	(0.24)

Administrator Class
July 30, 20103 to December 31, 2010 (Unaudited)	$9.94	0.10	(0.04)	(0.10)

Institutional Class
July 1, 2010 to December 31, 2010 (Unaudited)	$9.90	0.13	0.00	(0.13)
July 1, 2009 to June 30, 2010	$9.66	0.29	0.24	(0.29)
July 1, 2008 to June 30, 2009	$9.68	0.41	(0.02)	(0.41)
March 31, 20083 to June 30, 2008	$9.72	0.10	(0.04)	(0.10)

Investor Class
July 1, 2010 to December 31, 2010 (Unaudited)	$9.90	0.12	(0.01)	(0.12)
July 1, 2009 to June 30, 2010	$9.65	0.27	0.25	(0.27)
July 1, 2008 to June 30, 2009	$9.67	0.39	(0.02)	(0.39)
July 1, 2007 to June 30, 2008	$9.74	0.40	(0.07)	(0.40)
July 1, 2006 to June 30, 2007	$9.74	0.36	0.00	(0.36)
July 1, 2005 to June 30, 2006	$9.83	0.33	(0.09)	(0.33)
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Income Funds 175

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return1	Rate2	(000’s omitted)

(0.01)	$9.29	3.24%	1.55%	1.51%	(0.60)%	37%	$123,064
(0.07)	$9.51	3.59%	1.61%	1.50%	13.43%	84%	$33,864
0.00	$8.74	4.44%	1.63%	1.50%	(0.79)%	152%	$12,509
0.00	$9.21	3.67%	1.77%	1.57%	0.62%	144%	$2,384
(0.02)	$9.50	3.36%	1.82%	1.60%	4.59%	107%	$2,146
0.00	$9.41	3.45%	1.84%	1.61%	1.43%	136%	$1,953

(0.01)	$9.30	4.11%	0.74%	0.61%	0.07%	37%	$57,996
(0.07)	$9.50	4.55%	0.78%	0.60%	14.33%	84%	$186,661
0.00	$8.73	5.34%	0.81%	0.60%	0.00%	152%	$157,287
0.00	$9.21	4.71%	0.87%	0.56%	1.65%	144%	$26,793
(0.02)	$9.50	4.48%	0.89%	0.48%	5.77%	107%	$15,926
0.00	$9.41	4.57%	0.90%	0.48%	2.57%	136%	$16,136

(0.01)	$9.29	4.29%	0.47%	0.47%	(0.07)%	37%	$460,053
(0.07)	$9.51	4.42%	0.50%	0.50%	14.73%	84%	$2,809
0.00	$8.73	5.50%	0.51%	0.42%	0.17%	152%	$10
0.00	$9.21	5.02%	0.56%	0.44%	1.45%	144%	$10

(0.01)	$9.29	3.95%	0.83%	0.79%	(0.24)%	37%	$307,076
(0.07)	$9.51	4.35%	0.91%	0.80%	14.23%	84%	$330,799
0.00	$8.74	5.12%	0.94%	0.80%	(0.09)%	152%	$249,015
0.00	$9.21	4.46%	1.16%	0.80%	1.41%	144%	$248,426
(0.02)	$9.50	4.16%	1.24%	0.80%	5.43%	107%	$248,692
0.00	$9.41	4.25%	1.25%	0.80%	2.25%	136%	$200,297

(0.01)	$9.87	2.43%	0.79%	0.60%	1.20%	30%	$935,708
0.00	$9.88	2.59%	0.80%	0.60%	5.37%	78%	$794,709
0.00	$9.64	4.14%	0.87%	0.60%	3.39%	101%	$135,320

(0.01)	$9.87	1.69%	1.54%	1.35%	0.72%	30%	$216,196
0.00	$9.89	1.80%	1.56%	1.35%	4.67%	78%	$184,885
0.00	$9.64	3.36%	1.61%	1.36%	3.25%	101%	$21,599
0.00	$9.66	3.15%	1.71%	1.55%	2.50%	94%	$5,656
0.00	$9.73	2.81%	1.73%	1.55%	2.85%	126%	$2,847
0.00	$9.73	2.46%	1.74%	1.58%	1.57%	129%	$4,965

(0.01)	$9.89	2.62%	0.73%	0.60%	0.59%	30%	$75,129

(0.01)	$9.89	2.66%	0.46%	0.40%	1.30%	30%	$662,619
0.00	$9.90	2.76%	0.46%	0.39%	5.58%	78%	$359,155
0.00	$9.66	4.15%	0.55%	0.40%	4.21%	101%	$6,123
0.00	$9.68	4.35%	0.54%	0.41%	0.66%	94%	$10

(0.01)	$9.88	2.40%	0.82%	0.63%	1.08%	30%	$1,821,534
0.00	$9.90	2.63%	0.86%	0.66%	5.41%	78%	$1,992,055
0.00	$9.65	4.10%	0.92%	0.66%	3.98%	101%	$1,019,054
0.00	$9.67	4.06%	1.10%	0.66%	3.43%	94%	$796,199
0.00	$9.74	3.70%	1.15%	0.66%	3.76%	126%	$674,631
0.00	$9.74	3.40%	1.15%	0.66%	2.49%	129%	$637,443

176 Wells Fargo Advantage Municipal Income Funds	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

Ultra Short-Term Municipal Income Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$4.81	0.03	0.00	(0.03)
July 1, 2009 to June 30, 2010	$4.78	0.07	0.03	(0.07)
July 1, 2008 to June 30, 2009	$4.75	0.20	0.03	(0.20)
July 1, 2007 to June 30, 2008	$4.76	0.20	(0.01)	(0.20)
July 1, 2006 to June 30, 2007	$4.76	0.17	0.00	(0.17)
July 1, 2005 to June 30, 2006	$4.77	0.14	(0.01)	(0.14)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$4.81	0.01	0.00	(0.01)
July 1, 2009 to June 30, 2010	$4.78	0.04	0.03	(0.04)
July 1, 2008 to June 30, 2009	$4.76	0.16	0.02	(0.16)
March 31, 2008[3] to June 30, 2008	$4.75	0.04	0.01	(0.04)

Administrator Class
July 30, 2010[3] to December 31, 2010 (Unaudited)	$4.81	0.03	0.00	(0.03)

Institutional Class
July 1, 2010 to December 31, 2010 (Unaudited)	$4.81	0.04	0.00	(0.04)
July 1, 2009 to June 30, 2010	$4.78	0.09	0.03	(0.09)
July 1, 2008 to June 30, 2009	$4.75	0.22	0.03	(0.22)
July 1, 2007 to June 30, 2008	$4.76	0.22	(0.01)	(0.22)
July 1, 2006 to June 30, 2007	$4.76	0.19	0.00	(0.19)
July 1, 2005 to June 30, 2006	$4.77	0.16	(0.01)	(0.16)

Investor Class
July 1, 2010 to December 31, 2010 (Unaudited)	$4.81	0.03	0.00	(0.03)
July 1, 2009 to June 30, 2010	$4.78	0.07	0.03	(0.07)
July 1, 2008 to June 30, 2009	$4.75	0.20	0.03	(0.20)
July 1, 2007 to June 30, 2008	$4.76	0.20	(0.01)	(0.20)
July 1, 2006 to June 30, 2007	$4.76	0.16	0.01	(0.17)
July 1, 2005 to June 30, 2006	$4.77	0.14	(0.01)	(0.14)

Wisconsin Tax-Free Fund

Class A
July 1, 2010 to December 31, 2010 (Unaudited)	$10.67	0.16	(0.15)	(0.16)
July 1, 2009 to June 30, 2010	$10.43	0.32	0.35	(0.32)
July 1, 2008 to June 30, 2009	$10.37	0.38	0.06	(0.38)
March 31, 2008[3] to June 30, 2008	$10.44	0.09	(0.07)	(0.09)

Class C
July 1, 2010 to December 31, 2010 (Unaudited)	$10.67	0.12	(0.15)	(0.12)
July 1, 2009 to June 30, 2010	$10.43	0.23	0.35	(0.23)
July 1, 2008 to June 30, 2009	$10.37	0.30	0.06	(0.30)
July 1, 2007 to June 30, 2008	$10.44	0.30	(0.05)	(0.30)
July 1, 2006 to June 30, 2007	$10.38	0.30	0.11	(0.30)
July 1, 2005 to June 30, 2006	$10.70	0.30	(0.29)	(0.30)

Investor Class
July 1, 2010 to December 31, 2010 (Unaudited)	$10.67	0.16	(0.15)	(0.16)
July 1, 2009 to June 30, 2010	$10.43	0.31	0.35	(0.31)
July 1, 2008 to June 30, 2009	$10.37	0.37	0.06	(0.37)
July 1, 2007 to June 30, 2008	$10.44	0.38	(0.05)	(0.38)
July 1, 2006 to June 30, 2007	$10.38	0.38	0.11	(0.38)
July 1, 2005 to June 30, 2006	$10.70	0.38	(0.29)	(0.38)
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Income Funds 177

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return[1]	Rate[2]	(000’s omitted)

0.00	$4.81	1.23%	0.75%	0.67%	0.62%	59%	$2,884,454
0.00	$4.81	1.44%	0.78%	0.67%	2.17%	120%	$3,466,977
0.00	$4.78	3.77%	0.84%	0.67%	5.00%	186%	$2,227,869
0.00	$4.75	4.14%	0.99%	0.70%	4.10%	191%	$112,660
0.00	$4.76	3.52%	1.06%	0.72%	3.59%	123%	$9,670
0.00	$4.76	2.98%	1.05%	0.76%	2.81%	128%	$13,317

0.00	$4.81	0.48%	1.50%	1.42%	0.25%	59%	$274,511
0.00	$4.81	0.70%	1.53%	1.42%	1.40%	120%	$385,331
0.00	$4.78	2.79%	1.58%	1.42%	3.95%	186%	$255,585
0.00	$4.76	2.93%	1.63%	1.42%	1.00%	191%	$2,276

0.00	$4.81	1.47%	0.69%	0.60%	0.55%	59%	$157,034

0.00	$4.81	1.54%	0.42%	0.37%	0.78%	59%	$2,208,331
0.00	$4.81	1.67%	0.43%	0.37%	2.48%	120%	$1,860,538
0.00	$4.78	4.28%	0.50%	0.37%	5.32%	186%	$542,964
0.00	$4.75	4.57%	0.61%	0.37%	4.47%	191%	$95,113
0.00	$4.76	3.87%	0.61%	0.37%	3.95%	123%	$80,326
0.00	$4.76	3.37%	0.59%	0.37%	3.20%	128%	$91,622

0.00	$4.81	1.20%	0.78%	0.70%	0.61%	59%	$1,255,894
0.00	$4.81	1.44%	0.82%	0.72%	2.12%	120%	$1,528,358
0.00	$4.78	4.13%	0.90%	0.72%	4.96%	186%	$1,334,323
0.00	$4.75	4.20%	1.16%	0.72%	4.10%	191%	$746,639
0.00	$4.76	3.52%	1.23%	0.72%	3.59%	123%	$340,682
0.00	$4.76	3.02%	1.22%	0.72%	2.84%	128%	$419,465

0.00	$10.52	2.95%	0.90%	0.70%	0.06%	44%	$11,201
(0.11)	$10.67	3.00%	0.93%	0.70%	6.52%	48%	$7,535
0.00	$10.43	3.71%	0.97%	0.68%	4.38%	126%	$5,110
0.00	$10.37	3.34%	0.99%	0.70%	0.21%	102%	$331

0.00	$10.52	2.15%	1.65%	1.49%	(0.34)%	44%	$11,114
(0.11)	$10.67	2.20%	1.68%	1.49%	5.67%	48%	$10,979
0.00	$10.43	2.89%	1.73%	1.49%	3.54%	126%	$7,528
(0.02)	$10.37	2.82%	1.82%	1.49%	2.40%	102%	$5,123
(0.05)	$10.44	2.87%	1.88%	1.49%	3.99%	51%	$3,730
(0.03)	$10.38	2.86%	2.00%	1.50%	0.07%	111%	$3,346

0.00	$10.52	2.90%	0.93%	0.73%	0.04%	44%	$103,131
(0.11)	$10.67	2.94%	0.99%	0.75%	6.46%	48%	$108,326
0.00	$10.43	3.64%	1.05%	0.75%	4.31%	126%	$92,061
(0.02)	$10.37	3.57%	1.22%	0.75%	2.95%	102%	$88,130
(0.05)	$10.44	3.61%	1.30%	0.75%	4.77%	51%	$68,745
(0.03)	$10.38	3.62%	1.41%	0.75%	0.82%	111%	$58,974

178 Wells Fargo Advantage Municipal Income Funds	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage California Limited-Term Tax-Free Fund (“California Limited-Term Tax-Free Fund”), Wells Fargo Advantage California Tax-Free Fund (“California Tax-Free Fund”), Wells Fargo Advantage Colorado Tax-Free Fund (“Colorado Tax-Free Fund”), Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (“Intermediate Tax/AMT-Free Fund”), Wells Fargo Advantage Minnesota Tax-Free Fund (“Minnesota Tax-Free Fund”), Wells Fargo Advantage Municipal Bond Fund (“Municipal Bond Fund”), Wells Fargo Advantage Short-Term Municipal Bond Fund (“Short-Term Municipal Bond Fund”), Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (“Ultra Short-Term Municipal Income Fund”) and Wells Fargo Advantage Wisconsin Tax-Free Fund (“Wisconsin Tax-Free Fund” ) (each, a “Fund”, collectively, the “Funds”). Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund are each a diversified series of the Trust. California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund are each a non-diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Income Funds 179
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Inverse floating-rate obligations
Certain Funds may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
At June 30, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	2011	2014	2015	2016	2017	2018
California Limited-Term Tax-Free Fund	$0	$0	$251,711	$11,320	$0	$1,059,767
California Tax-Free Fund	0	0	0	818,994	1,675,607	8,047,373
Colorado Tax-Free Fund	0	0	0	0	95,092	656,194
Intermediate Tax/AMT-Free Fund	0	0	0	0	3,583,534	3,414,089
Ultra Short-Term Municipal Income Fund	2,733,995	25,349,055	2,105,019	0	0	0
Wisconsin Tax-Free Fund	0	0	0	0	0	637,692

180 Wells Fargo Advantage Municipal Income Funds	Notes to Financial Statements (Unaudited)
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
At June 30, 2010, current year deferred post-October capital losses, which would be treated as realized for tax purposes on the first day of the succeeding year were:

Deferred
Post-October
Capital Loss
California Limited-Term Tax-Free Fund	$14,244
California Tax-Free Fund	508,646
Colorado Tax-Free Fund	519,169
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Income Funds 181
As of December 31, 2010, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
California Limited-Term Tax-Free Fund
Municipal bonds and notes	$0	$338,897,440	$196,000	$339,093,440
Short-term investments
Investment companies	1,039,894	0	0	1,039,894

	$1,039,894	$338,897,440	$196,000	$340,133,334

California Tax-Free Fund
Municipal bonds and notes	$0	$722,871,181	$1,862,000	$724,733,181
Short-term investments
Investment companies	4,863,244	0	0	4,863,244

	$4,863,244	$722,871,181	$1,862,000	$729,596,425

Colorado Tax-Free Fund
Municipal bonds and notes	$0	$98,647,494	$0	$98,647,494
Short-term investments
Investment companies	2,740,101	0	0	2,740,101

	$2,740,101	$98,647,494	$0	$101,387,595

Intermediate Tax/AMT-Free Fund
Municipal bonds and notes	$0	$1,153,471,743	$6,895,441	$1,160,367,184
Short-term investments
Investment companies	1,938,134	0	0	1,938,134

	$1,938,134	$1,153,471,743	$6,895,441	$1,162,305,318

Minnesota Tax-Free Fund
Municipal bonds and notes	$0	$170,373,423	$1,231,376	$171,604,799
Short-term investments
Investment companies	94,527	0	0	94,527

	$94,527	$170,373,423	$1,231,376	$171,699,326

Municipal Bond Fund
Municipal bonds and notes	$0	$2,403,512,789	$26,208,568	$2,429,721,357
Short-term investments
Investment companies	48,446	0	0	48,446

	$48,446	$2,403,512,789	$26,208,568	$2,429,769,803

Short-Term Municipal Bond Fund
Municipal bonds and notes	$0	$3,621,771,040	$57,701,853	$3,679,472,893
Short-term investments
Investment companies	27,564,719	0	0	27,564,719

	$27,564,719	$3,621,771,040	$57,701,853	$3,707,037,612

Ultra Short-Term Municipal Income Fund
Municipal bonds and notes	$0	$6,476,057,652	$50,765,314	$6,526,822,966
Short-term investments
Commercial paper	0	22,500,000	0	22,500,000
Investment companies	198,062,521	0	0	198,062,521

	$198,062,521	$6,498,557,652	$50,765,314	$6,747,385,487

Winconsin Tax-Free Fund
Municipal bonds and notes	$0	$121,662,503	$1,477,482	$123,139,985
Further details on the major security types listed above can be found in the each Fund’s Portfolio of Investments.

182 Wells Fargo Advantage Municipal Income Funds	Notes to Financial Statements (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	California
	Limited-Term	California	Intermediate	Minnesota
	Tax Free Fund	Tax-Free Fund	Tax/AMT-Free Fund	Tax-Free Fund
	Municipal bonds	Municipal bonds	Municipal bonds	Municipal bonds
	and notes	and notes	and notes	and notes
Balance as of June 30, 2010	$190,397	$1,808,771	$7,843,782	$1,320,682
Accrued discounts (premiums)	0	2,007	33,639	0
Realized gains (losses)	0	0	1,463,631	6,250
Change in unrealized gains (losses)	5,603	51,222	(662,111)	4,444
Purchases	0	0	2,062,500	0
Sales	0	0	(3,846,000)	(100,000)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of December 31, 2010	$196,000	$1,862,000	$6,895,441	$1,231,376
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010	$5,603	$51,222	$(306,986)	$5,029

		Short-Term Municipal
	Municipal Bond Fund	Bond Fund
	Municipal bonds	Municipal bonds
	and notes	and notes
Balance as of June 30, 2010	$28,833,984	$83,174,648
Accrued discounts (premiums)	149,570	234,435
Realized gains (losses)	1,677,072	4,388,920
Change in unrealized gains (losses)	92,192	284,431
Purchases	0	0
Sales	(4,544,250)	(16,895,311)
Transfers into Level 3	0	0
Transfers out of Level 3	0	(13,485,270)
Balance as of December 31, 2010	$26,208,568	$57,701,853
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010	$536,639	$1,315,157

	Ultra Short-Term	Winconsin
	Municipal Income Fund	Tax-Free Fund
	Municipal bonds	Municipal bonds
	and notes	and notes
Balance as of June 30, 2010	$116,610,669	$1,454,715
Accrued discounts (premiums)	342,430	20,113
Realized gains (losses)	261,609	0
Change in unrealized gains (losses)	1,948,828	2,654
Purchases	1,125,000	0
Sales	(14,111,059)	0
Transfers into Level 3	0	0
Transfers out of Level 3	(55,412,163)	0
Balance as of December 31, 2010	$50,765,314	$1,477,482
Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010	$1,819,562	$2,654

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Income Funds 183
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Investment advisory fees
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Funds.
Pursuant to the contract, Funds Management is paid an annual investment advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of each Fund increases. For the six months ended December 31, 2010, the investment advisory fee was equivalent to an annual rate for each Fund as follows:

Investment Advisory
Fees (% of Average
Daily Net Assets)

California Limited-Term Tax-Free Fund	0.35%
California Tax-Free Fund	0.34
Colorado Tax-Free Fund	0.35
Intermediate Tax/AMT-Free Fund	0.33
Minnesota Tax-Free Fund	0.35
Municipal Bond Fund	0.32
Short-Term Municipal Bond Fund	0.30
Ultra Short-Term Municipal Income Fund	0.28
Wisconsin Tax-Free Fund	0.35
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Funds. Wells Capital Management, an affiliate of Funds Management, is the investment sub-adviser to the Funds.
The fees related to investment sub-advisory services are borne directly by the investment adviser and do not increase the overall fees paid by a Fund to the investment adviser. The investment sub-advisers are each paid an annual investment sub-advisory fee which is calculated based on the average daily net assets of each Fund as follows:

	Annual investment sub-advisory fee
	starting at	declining to

California Limited-Term Tax-Free Fund	0.15%	0.05%
California Tax-Free Fund	0.20%	0.10%
Colorado Tax-Free Fund	0.20%	0.10%
Intermediate Tax/AMT-Free Fund	0.20%	0.10%
Minnesota Tax-Free Fund	0.20%	0.10%
Municipal Bond Fund	0.20%	0.10%
Short-Term Municipal Bond Fund	0.15%	0.05%
Ultra Short-Term Municipal Income Fund	0.15%	0.05%
Wisconsin Tax-Free Fund	0.20%	0.10%

184 Wells Fargo Advantage Municipal Income Funds	Notes to Financial Statements (Unaudited)
Administration and transfer agent fees
The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

		Administration Fees
	Average Daily	(% of Average
	Net Assets	Daily Net Assets)

Fund level	First $5 billion	0.05
	Next $5 billion	0.04
	Over $10 billion	0.03
Class A, Class B, Class C	All asset levels	0.16 *
Administrator Class	All asset levels	0.10
Institutional Class	All asset levels	0.08
Investor Class	All asset levels	0.19 **

*	Prior to July 12, 2010, the class-level administration fee for Class A, Class B and Class C was 0.18%.

**	Prior to July 12, 2010, the class-level administration fee for Investor Class was 0.23%.
Funds Management has contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.
Distribution fees
The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.
For the six months ended December 31, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges	Contingent deferred sales charges
	Class A	Class B	Class C

California Limited-Term Tax-Free Fund	$13,275	$NA	$5,124
California Tax-Free Fund	20,678	823	12,856
Colorado Tax-Free Fund	4,407	250	1,236
Intermediate Tax/AMT-Free Fund	10,988	NA	4,637
Minnesota Tax-Free Fund	8,913	0	375
Municipal Bond Fund	52,578	10,803	8,004
Short-Term Municipal Bond Fund	45,173	NA	27,547
Ultra Short-Term Municipal Income Fund	13,475	NA	35,209
Wisconsin Tax-Free Fund	2,909	NA	141
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Income Funds 185
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended December 31, 2010, were as follows:

	Purchases at Cost	Sales Proceeds

California Limited-Term Tax-Free Fund	$121,758,277	$94,371,759
California Tax-Free Fund	82,122,393	117,040,776
Colorado Tax-Free Fund	12,819,626	22,639,493
Intermediate Tax/AMT-Free Fund	436,352,515	415,617,799
Minnesota Tax-Free Fund	30,515,607	42,054,877
Municipal Bond Fund	914,977,425	845,290,577
Short-Term Municipal Bond Fund	1,367,651,033	1,113,767,205
Ultra Short-Term Municipal Income Fund	4,088,096,851	4,475,978,207
Wisconsin Tax-Free Fund	56,321,426	56,569,856
During the six months ended December 31, 2010, the Colorado Tax-Free Fund held Floating-Rate Notes that had an average daily balance outstanding of $990,714 and incurred interest and fee expense in the amount of $2,073.
During the six months ended December 31, 2010, the Municipal Bond Fund held Floating-Rate Notes that had an average daily balance outstanding of $48,025,000 and incurred interest and fee expense in the amount of $143,594, representing 0.01% of the Fund’s average daily net assets.
At December 31, 2010, the Colorado Tax-Free Fund had the following Floating-Rate Notes outstanding:

			Collateral for
	Floating-Rate Notes	Range of	Floating-Rate
	Outstanding	Interest Rates	Notes Outstanding

Colorado Tax-Free Fund	$975,000	0.38% — 0.47%	$2,055,495
Municipal Bond Fund	48,025,000	4.24% — 5.66%	104,828,832
6. DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2010, the Funds entered into futures contracts for speculative purposes.
As of December 31, 2010, the Funds did not have any open futures contracts but had average contract amounts in futures contracts outstanding during the six months ended December 31, 2010 as follows:

	Short Contracts	Long Contracts

California Limited-Term Tax-Free Fund	$1,303,826	$0
California Tax-Free Fund	4,173,933	0
Municipal Bond Fund	127,139,546	390,999
Short-Term Municipal Bond Fund	138,918,326	0
Ultra Short-Term Municipal Income Fund	214,827,993	0
The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.
7. ACQUISITIONS
After the close of business on July 9, 2010, California Tax-Free Fund acquired the net assets of Evergreen California Municipal Bond Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen California Municipal Bond Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of California Tax-Free Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Bond Fund for 19,787,029 shares of California Tax-Free Fund valued at $212,489,663 at an exchange ratio of 0.99, 0.97, 0.97, and 0.98 for

186 Wells Fargo Advantage Municipal Income Funds	Notes to Financial Statements (Unaudited)
Class A, Class B, Class C and Administrator Class shares, respectively. The investment portfolio of Evergreen California Municipal Bond Fund with a fair value of $209,413,381, identified cost of $203,996,395 and unrealized gains of $5,416,986 at July 9, 2010 were the principal assets acquired by California Tax-Free Fund. The aggregate net assets of Evergreen California Municipal Bond Fund and California Tax-Free Fund immediately prior to the acquisition were $212,489,663 and $586,340,971, respectively. The aggregate net assets of California Tax-Free Fund immediately after the acquisition were $798,830,634. For financial reporting purposes, assets received and shares issued by California Tax-Free Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Bond Fund was carried forward to align ongoing reporting of California Tax-Free Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed July 1, 2010, the beginning of the annual reporting period for California Tax-Free Fund, the pro forma results of operations for the six months ended December 31, 2010 would have been:

Net investment income	$17,053,568
Net realized and unrealized gains (losses) on investments	$(30,541,235)
Net decrease in net assets resulting from operations	$(13,487,667)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen California Municipal Bond Fund that have been included in California Tax-Free Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Intermediate Tax/AMT-Free Fund acquired the net assets of Evergreen Intermediate Municipal Bond Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Class I and Class IS shares of Evergreen Intermediate Municipal Bond Fund received Class A, Class A, Class C, Administrator Class and Class A shares, respectively, of Intermediate Tax/AMT-Free Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Intermediate Municipal Bond Fund for 22,358,808 shares of Intermediate Tax/AMT-Free Fund valued at $242,997,138 at an exchange ratio of 5.83 for each class of shares. The investment portfolio of Evergreen Intermediate Municipal Bond Fund with a fair value of $241,388,756, identified cost of $232,120,065 and unrealized gains of $9,268,691 at July 9, 2010 were the principal assets acquired by Intermediate Tax/AMT-Free Fund. The aggregate net assets of Evergreen Intermediate Municipal Bond Fund and Intermediate Tax/AMT-Free Fund immediately prior to the acquisition were $242,997,138 and $971,529,268, respectively. The aggregate net assets of Intermediate Tax/AMT-Free Fund immediately after the acquisition were $1,214,526,406. For financial reporting purposes, assets received and shares issued by Intermediate Tax/AMT-Free Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Intermediate Municipal Bond Fund was carried forward to align ongoing reporting of Intermediate Tax/AMT-Free Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed July 1, 2010, the beginning of the annual reporting period for Intermediate Tax/AMT-Free Fund, the pro forma results of operations for the six months ended December 31, 2010 would have been:

Net investment income	$20,010,375
Net realized and unrealized gains (losses) on investments	$(21,871,265)
Net decrease in net assets resulting from operations	$(1,860,890)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Intermediate Municipal Bond Fund that have been included in Intermediate Tax/AMT-Free Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Municipal Bond Fund acquired the net assets of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Municipal Income Funds 187
tax-free exchange of all of the shares of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund. Shareholders holding Class A, Class B and Class C shares of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund received Class A, Class B and Class C shares, respectively, of Municipal Bond Fund in the reorganizations. Class I shares of Evergreen High Income Municipal Bond Fund received Administrator Class shares of Municipal Bond Fund. Class I shares of Evergreen Municipal Bond Fund received Institutional Class shares of Municipal Bond Fund. The investment portfolio of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund with fair values of $145,927,536 and $1,293,569,040, respectively, and identified costs of $159,171,399 and $1,255,268,128, respectively, at July 9, 2010, were the principal assets acquired by Municipal Bond Fund. For financial reporting purposes, assets received and shares issued by Municipal Bond Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund were carried forward to align ongoing reporting of Municipal Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized appreciation acquired, exchange ratio and number of shares issued were as follows:

	Value of Net	Unrealized	Exchange	Number of
Acquired Fund	Assets Acquired	Gains (Losses)	Ratio	Shares Issued

Evergreen High Income Municipal Bond Fund	$147,746,778	$(13,243,863)	0.80	11,451,914 Class A
			0.80	1,074,851 Class B
			0.80	1,918,914 Class C
			0.80	1,039,978 Administrator Class
Evergreen Municipal Bond Fund	1,307,028,090	38,300,912	0.77	86,588,159 Class A
			0.77	3,257,156 Class B
			0.77	7,239,635 Class C
			0.77	39,905,138 Institutional Class
The aggregate net assets of the Municipal Bond Fund immediately before and after the acquisitions were $952,402,812 and $2,407,177,680, respectively.
Assuming the acquisitions had been completed July 1, 2010, the beginning of the annual reporting period for Municipal Bond Fund, the pro forma results of operations for the six months ended December 31, 2010 would have been:

Net investment income	$61,716,948
Net realized and unrealized gains (losses) on investments	$(43,711,646)
Net increase in net assets resulting from operations	$18,005,302
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen High Income Municipal Bond Fund and Evergreen Municipal Bond Fund that have been included in Municipal Bond Fund’s Statement of Operations since July 12, 2010.
After the close of business on July 9, 2010, Short-Term Municipal Bond Fund acquired the net assets of Evergreen Short-Intermediate Municipal Bond Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen Short-Intermediate Municipal Bond Fund received Class A, Class A, Class C and Class A shares, respectively, of Short-Term Municipal Bond Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Short-Intermediate Municipal Bond Fund for 20,590,408 shares of Short-Term Municipal Bond Fund valued at $203,860,567 at an exchange ratio of 1.02 for each class of shares. The investment portfolio of Evergreen Short-Intermediate Municipal Bond Fund with a fair value of $202,048,984, identified cost of $199,475,675 and unrealized gains of $2,573,309 at July 9, 2010 were the principal assets acquired by Short-Term Municipal Bond Fund. The aggregate net assets of Evergreen Short-Intermediate Municipal Bond Fund and Short-Term Municipal Bond Fund immediately prior to the acquisition were $203,860,567 and $3,383,261,471, respectively. The aggregate net assets of Short-Term Municipal Bond Fund immediately after the acquisition were $3,587,122,038. For financial reporting purposes, assets received and

188 Wells Fargo Advantage Municipal Income Funds	Notes to Financial Statements (Unaudited)
shares issued by Short-Term Municipal Bond Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Short-Intermediate Municipal Bond Fund was carried forward to align ongoing reporting of Short-Term Municipal Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed July 1, 2010, the beginning of the annual reporting period for Short-Term Municipal Bond Fund, the pro forma results of operations for the six months ended December 31, 2010 would have been:

Net investment income	$46,501,723
Net realized and unrealized gains (losses) on investments	$(7,943,859)
Net increase in net assets resulting from operations	$38,557,864
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Short-Intermediate Municipal Bond Fund that have been included in Short-Term Municipal Bond Fund’s Statement of Operations since July 12, 2010.
8. BANK BORROWINGS
The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Funds was 0.15% of the unused balance.
During the six months ended December 31, 2010, the Funds had the following borrowing activity:

		Weighted Average
	Average Borrowings	Interest Rate
	Outstanding	(annualized)	Interest Paid

California Limited-Term Tax-Free Fund	$64,570	1.51%	$975
Municipal Bond Fund	43,113	1.51%	651
Ultra Short-Term Municipal Income Fund	1,091,800	1.50%	16,377
9. CONCENTRATION RISK
California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund and Wisconsin Tax-Free Fund each invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.
10. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Income Funds 189
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for each Fund are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

190 Wells Fargo Advantage Municipal Income Funds	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Income Funds 191

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds’ Web site at www.wellsfargo.com/advantagefunds.

192 Wells Fargo Advantage Municipal Income Funds	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BART	—	Bay Area Rapid Transit
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CCAB	—	Convertible Capital Appreciation Bond
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development

HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
RIBS	—	Residual Interest Bonds
SAVRS	—	Select Auction Variable Rate Securities
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TRY	—	Turkish Lira
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.
NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	200925 02-11
SMI3/SAR150 12-10

ITEM 2.	CODE OF ETHICS
Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date: February 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch Karla M. Rabusch
President

Date: February 25, 2011

By:	/s/ Kasey L. Phillips Kasey L. Phillips
Treasurer

Date: February 25, 2011